                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-7874

                            JPMorgan Investment Trust
               (Exact name of registrant as specified in charter)

                                522 Fifth Avenue
                               New York, NY 10036
               (Address of principal executive offices) (Zip code)

                                Stephen M. Benham
                                522 Fifth Avenue
                               New York, NY 10036
                     (Name and Address of Agent for Service)


Registrant's telephone number, including area code:  (800) 480-4111

Date of fiscal year end: December 31, 2005

Date of reporting period: January 1, 2005 to June 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

                               SEMI-ANNUAL REPORT
                   SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)























                                    JPMORGAN
                                   INVESTMENT
                                     TRUST


                            Mid Cap Growth Portfolio

























-------------------------------------------------               [JPMORGAN LOGO]
NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE               ASSET MANAGEMENT
-------------------------------------------------
This material must be preceded or accompanied by a current prospectus.

JPMORGAN INVESTMENT TRUST MID CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

TABLE OF CONTENTS


President's Letter .........................................    2

Portfolio Characteristics ..................................    3

Schedule of Portfolio Investments ..........................    4

Statement of Assets and Liabilities ........................    7

Statement of Operations ....................................    8

Statement of Changes in Net Assets .........................    9

Financial Highlights .......................................   10

Notes to Financial Statements ..............................   12

Trustees ...................................................   17

Officers ...................................................   19

Schedule of Shareholder Expenses ...........................   21


HIGHLIGHTS

- Equities experienced sporadic volatility over the period - particularly in the first quarter.

- Weakness in manufacturing was offset by strength in the economy's consumer and housing segments.

- Inflation reports have been much more benign than expected.

Investments in a Portfolio are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Portfolio's share price is lower than when you invested.

Past performance is no guarantee for future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a Portfolio or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Portfolio.

This Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies (collectively "Policies") offered by separate accounts of participating insurance companies. Portfolio shares are also offered to qualified pension and retirement plans ("Eligible Plans"). Individuals may not purchase shares directly from the Portfolio.

Prospective investors should refer to the Portfolio's prospectus for a discussion of the Portfolio's investment objective, strategies and risks. Call JPMorgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Portfolio including management fees and other expenses. Please read it carefully before investing.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

 2

JPMORGAN INVESTMENT TRUST MID CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PRESIDENT'S LETTER                                                 JULY 11, 2005

DEAR SHAREHOLDER:

We are pleased to present this semi-annual report containing in-depth information on the JPMorgan Investment Trust Mid Cap Growth Portfolio for the six-month period ended June 30, 2005.

MARKETS WRESTLE WITH VOLATILITY
U.S. equities experienced sporadic volatility over the period - particularly in the first quarter of 2005 - due primarily to concerns about inflation and economic growth. Even as employment gains, merger activity and corporate spending gained momentum, the challenges of increasing interest rates and rising oil prices seemed to loom in the background.

Interest rate increases by the Federal Open Market Committee (FOMC), in particular, were a mainstay in economic news due to a relatively consistent schedule of 25-basis-point (bp) hikes. This interest-rate activity became a source of great consternation for investors, as speculation abounded regarding its underlying catalyst - to keep inflation under control and to discourage speculative risk taking. Furthermore, this environment of uncertainty was often underscored by mixed economic data. Meanwhile, oil prices garnered their share of attention, with the West Texas Intermediate (WTI) rising more than 39% over the past six months and the price per barrel exceeding $60 at times.

Encouragement, however, surfaced toward the end of the period, as investors felt hopeful that the FOMC would finish its tightening cycle earlier than expected due to signs of moderating growth and easing inflation pressures. Weakness in manufacturing was offset by strength in the economy's consumer and housing segments. In addition, employment news continued to improve at a slow but steady, incremental pace.

INDEX PERFORMANCE
The markets showed an erratic ebb and flow during the period. Major large-capitalization stock indexes were negative for the six-month period, with many small- and mid-capitalization stock indexes reporting positive returns. Mid-capitalization stocks were the clear winners, as the Russell Midcap Index returned 3.92%. In addition, small-capitalization stocks made modest gains, with the Russell 2500 Index up 1.24% for the period. Large-capitalization stocks disappointed, as indicated by the S&P 500 Index, which reported a negative 0.81% for the six-month period.

OUTLOOK
As we enter the second half of 2005, the economy continues on a path of moderate expansion. The combined potency of rising labor costs and high commodity prices have emerged as potential obstacles to the economy's progress. However, the weakness in manufacturing appears to be showing signs of an impending rebound. Moreover, inflation reports have been much more benign than expected. We believe that the FOMC will continue its tightening cycle until evidence of a more decisive slowdown presents itself.

On behalf of us all at JPMorgan Asset Management, thank you for the continued confidence and trust you have placed in us. We look forward to serving your investment needs for many years to come. Should you have any questions, please feel free to contact the JPMorgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

/s/ George C.W. Gatch
George C.W. Gatch
President
JPMorgan Funds

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

JPMORGAN INVESTMENT TRUST MID CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO CHARACTERISTICS
(UNAUDITED)

TOP 10 HOLDINGS*
  1  Amphenol Corp., Class A.....................................  1.9%
  2  Brunswick Corp. ............................................  1.8%
  3  NCR Corp....................................................  1.7%
  4  AmeriCredit Corp............................................  1.6%
  5  Manor Care, Inc. ...........................................  1.6%
  6  Fisher Scientific International, Inc. ......................  1.6%
  7  International Speedway Corp., Class A.......................  1.5%
  8  Royal Caribbean Cruises Ltd. (Liberia)......................  1.4%
  9  DaVita, Inc.................................................  1.4%
 10  Medco Health Solutions, Inc.................................  1.4%

PORTFOLIO ALLOCATION*
Common Stocks...............................................    99.3%
Investment Company..........................................     1.0%
Investments of Cash Collateral for Securities Lending.......    14.9%
Liabilities in Excess of Other Assets.......................  (15.2)%

TOP 5 INDUSTRIES*
  1  Specialty Retail............................................  12.7%
  2  Health Care Providers & Services............................  11.5%
  3  Hotels, Restaurants & Leisure...............................   8.2%
  4  Health Care Equipment & Supplies............................   5.8%
  5  Semiconductors & Semiconductor Equipment....................   5.3%

* Percentages indicated are based on net assets as of June 30, 2005. The portfolio's composition is subject to change.
--------------------------------------------------------------------------------

TEN YEAR PORTFOLIO PERFORMANCE

[GRAPH]                   Value of $10,000 Investment

                                                                              S&P MIDCAP 400/BARRA        RUSSELL MID CAP GROWTH
                                                MID CAP GROWTH PORTFOLIO          GROWTH INDEX                    INDEX
                                                ------------------------      --------------------        ----------------------
6/95                                                    10000.00                    10000.00                    10000.00
6/96                                                    11828.00                    11936.00                    12359.00
6/97                                                    14598.00                    14731.00                    14533.00
6/98                                                    18966.00                    18693.00                    18024.00
6/99                                                    23716.00                    24359.00                    21684.00
6/00                                                    32666.00                    33319.00                    32222.00
6/01                                                    28084.00                    29926.00                    22068.00
6/02                                                    23893.00                    26205.00                    16257.00
6/03                                                    23873.00                    26480.00                    17451.00
6/04                                                    28832.00                    33847.00                    22220.00
6/05                                                    31716.00                    37935.00                    24634.00

---------------------------------------------------------------------------------------------------------------------------------
                                                                     TOTAL RETURN AS                 AVERAGE ANNUAL TOTAL
                                                                            OF                           RETURNS AS OF
                                                                      JUNE 30, 2005                      JUNE 30, 2005
---------------------------------------------------------------------------------------------------------------------------------
                                              INCEPTION DATE             6 MONTHS             1 YEAR        5 YEAR        10 YEAR
---------------------------------------------------------------------------------------------------------------------------------
 Mid Cap Growth Portfolio                        08/01/94                  3.17%              10.02%        (0.59)%        12.24%
---------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE QUOTED IS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. MUTUAL FUNDS ARE SUBJECT TO CERTAIN MARKET RISK. INVESTMENT RETURNS AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN. FOR UP-TO-DATE MONTH-END PERFORMANCE INFORMATION PLEASE CALL 1-800-480-4111.

The performance does not reflect any charges imposed by the Policies or Eligible Plans through which the Portfolio may be purchased. If these charges were included, the returns would be lower than shown.

The graph illustrates comparative performance for $10,000 invested in the JPMorgan Investment Trust Mid Cap Growth Portfolio, S&P MidCap 400/BARRA Growth Index and the Russell Mid Cap Growth Index. The performance of the Portfolio assumes reinvestment of all dividends. The performance of the indices does not include fees and expenses attributable to the Portfolio and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The S&P MidCap 400/BARRA Growth Index represents the performance of highest price-to-book securities in the S&P MidCap 400 Index. The Russell Mid Cap Growth Index measures the performance of mid cap companies with higher price-to-book ratios and higher forecasted growth values. The benchmark index for the Portfolio was changed effective May 1, 2005 from the S&P MidCap 400/BARRA Growth Index to the Russell Mid Cap Growth Index in order to better represent the investment policies for comparison purposes. Investors cannot invest directly in an index.

Certain fees and expenses of the Portfolio are currently being waived and/or reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

 4

JPMORGAN INVESTMENT TRUST MID CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JUNE 30, 2005
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
----------   ---------------------------  ------------
COMMON STOCKS (99.3%):
Aerospace & Defense (2.4%):
    16,900   L-3 Communications
               Holdings, Inc. ..........     1,294,202
    23,050   Precision Castparts
               Corp. ...................     1,795,595
    31,100   Rockwell Collins, Inc. ....     1,482,848
                                          ------------
                                             4,572,645
                                          ------------
Air Freight & Logistics (0.9%):
    30,400   C.H. Robinson Worldwide,
               Inc. (c).................     1,769,280
                                          ------------
Airlines (0.7%):
    94,950   Southwest Airlines Co. ....     1,322,654
                                          ------------
Auto Components (0.8%):
    35,550   Autoliv, Inc. .............     1,557,090
                                          ------------
Biotechnology (3.0%):
    26,950   Celgene Corp. (a) (c)......     1,098,751
    38,100   Genzyme Corp. (a)..........     2,289,429
    17,150   Invitrogen Corp. (a) (c)...     1,428,423
    19,200   OSI Pharmaceuticals, Inc.
               (a)......................       784,704
                                          ------------
                                             5,601,307
                                          ------------
Capital Markets (2.3%):
   100,400   Ameritrade Holding Corp.
               (a)......................     1,866,436
    23,850   Investors Financial
               Services Corp. (c).......       902,007
    25,000   T. Rowe Price Group,
               Inc. ....................     1,565,000
                                          ------------
                                             4,333,443
                                          ------------
Commercial Banks (0.8%):
    20,100   Zions Bancorp (c)..........     1,477,953
                                          ------------
Commercial Services & Supplies (3.0%):
    21,750   Dun & Bradstreet Corp.
               (a)......................     1,340,886
    39,450   HNI Corp. .................     2,017,867
    59,900   West Corp. (a) (c).........     2,300,160
                                          ------------
                                             5,658,913
                                          ------------
Communications Equipment (0.5%):
    28,500   Harris Corp. ..............       889,485
                                          ------------
Computers & Peripherals (3.4%):
    88,300   NCR Corp. (a)..............     3,101,096
    58,750   Network Appliance, Inc.
               (a)......................     1,660,862
    92,800   Seagate Technology (Cayman
               Islands) (a).............     1,628,640
                                          ------------
                                             6,390,598
                                          ------------
Construction & Engineering (1.3%):
    42,010   Jacobs Engineering Group,
               Inc. (a) (c).............     2,363,483
                                          ------------
Consumer Finance (1.6%):
   115,650   AmeriCredit Corp. (a)
               (c)......................     2,949,075
                                          ------------

  SHARES
    OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
----------   ---------------------------  ------------
COMMON STOCKS, CONTINUED:
Diversified Financial Services (1.9%):
    38,700   CIT Group, Inc. ...........     1,662,939
    81,587   Lazard Ltd. (Bermuda),
               Class A (a)..............     1,896,898
                                          ------------
                                             3,559,837
                                          ------------
Electrical Equipment (0.9%):
    34,350   Rockwell Automation,
               Inc. ....................     1,673,189
                                          ------------
Electronic Equipment & Instruments (3.8%):
    89,000   Amphenol Corp., Class A....     3,575,130
    52,900   Arrow Electronics, Inc.
               (a)......................     1,436,764
    69,050   Jabil Circuit, Inc. (a)....     2,121,906
                                          ------------
                                             7,133,800
                                          ------------
Energy Equipment & Services (2.5%):
    58,700   Grant Prideco, Inc. (a)
               (c)......................     1,552,615
    26,400   Noble Corp.
               (Cayman Islands).........     1,623,864
    55,700   Patterson-UTI Energy,
               Inc. ....................     1,550,131
                                          ------------
                                             4,726,610
                                          ------------
Health Care Equipment & Supplies (5.8%):
    27,950   Bausch & Lomb, Inc. .......     2,319,850
    21,160   Beckman Coulter, Inc.
               (c)......................     1,345,141
    19,150   Biomet, Inc. ..............       663,356
    45,250   Fisher Scientific
               International, Inc.
               (a)......................     2,936,725
    26,900   Millipore Corp. (a)........     1,526,037
    43,200   Nektar Therapeutics (a)
               (c)......................       727,488
    19,000   Zimmer Holdings, Inc.
               (a)......................     1,447,230
                                          ------------
                                            10,965,827
                                          ------------
Health Care Providers & Services (11.5%):
    24,450   Aetna, Inc. ...............     2,024,949
    33,911   Caremark Rx, Inc. (a)
               (c)......................     1,509,718
    23,955   Coventry Health Care, Inc.
               (a)......................     1,694,816
    59,450   DaVita, Inc. (a)...........     2,703,786
    24,950   Laboratory Corp. of America
               Holdings (a).............     1,245,005
    21,000   LifePoint Hospitals, Inc.
               (a)......................     1,060,920
    74,050   Manor Care, Inc. ..........     2,942,007
    34,450   McKesson Corp. ............     1,543,016
    48,150   Medco Health Solutions,
               Inc. (a).................     2,569,284
    55,650   Omnicare, Inc. (c).........     2,361,230
    36,400   Triad Hospitals, Inc.
               (a)......................     1,988,896
                                          ------------
                                            21,643,627
                                          ------------

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005
Continued

JPMORGAN INVESTMENT TRUST MID CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
AS OF JUNE 30, 2005
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
----------   ---------------------------  ------------
COMMON STOCKS, CONTINUED:
Hotels, Restaurants & Leisure (8.2%):
    65,900   Applebees International,
               Inc. ....................     1,745,691
    48,050   Brinker International, Inc.
               (a)......................     1,924,403
    23,881   Harrah's Entertainment,
               Inc. ....................     1,721,104
    60,900   Hilton Hotels Corp. .......     1,452,465
    51,020   International Speedway
               Corp., Class A...........     2,870,385
    23,000   Marriott International,
               Inc., Class A............     1,569,060
    56,000   Royal Caribbean Cruises
               Ltd. (Liberia)...........     2,708,160
    20,400   Station Casinos, Inc.
               (c)......................     1,354,560
                                          ------------
                                            15,345,828
                                          ------------
Household Durables (0.7%):
    15,200   Harman International
               Industries, Inc. ........     1,236,672
                                          ------------
Household Products (0.5%):
    16,600   Energizer Holdings, Inc.
               (a)......................     1,032,022
                                          ------------
Insurance (0.7%):
    20,100   AMBAC Financial Group,
               Inc. ....................     1,402,176
                                          ------------
Internet Software & Services (0.6%):
    36,900   VeriSign, Inc. (a).........     1,061,244
                                          ------------
IT Services (1.8%):
    47,450   Alliance Data Systems Corp.
               (a) (c)..................     1,924,572
    40,700   CheckFree Corp. (a)........     1,386,242
                                          ------------
                                             3,310,814
                                          ------------
Leisure Equipment & Products (1.8%):
    76,300   Brunswick Corp. ...........     3,305,315
                                          ------------
Machinery (2.6%):
    31,750   Harsco Corp. ..............     1,731,963
    19,050   ITT Industries, Inc. (c)...     1,859,852
    17,450   Oshkosh Truck Corp. .......     1,365,986
                                          ------------
                                             4,957,801
                                          ------------
Media (1.3%):
    17,900   Getty Images, Inc. (a)
               (c)......................     1,329,254
    31,700   XM Satellite Radio
               Holdings, Inc., Class A
               (a) (c)..................     1,067,022
                                          ------------
                                             2,396,276
                                          ------------
Metals & Mining (0.9%):
    31,200   Consol Energy, Inc. .......     1,671,696
                                          ------------
Multiline Retail (0.6%):
    56,700   Dollar General Corp. ......     1,154,412
                                          ------------

  SHARES
    OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
----------   ---------------------------  ------------
COMMON STOCKS, CONTINUED:
Office Electronics (1.7%):
    97,750   Xerox Corp. (a)............     1,347,973
    42,150   Zebra Technologies Corp.,
               Class A (a)..............     1,845,749
                                          ------------
                                             3,193,722
                                          ------------
Oil, Gas & Consumable Fuels (3.5%):
    23,100   EOG Resources, Inc. .......     1,312,080
    24,760   Murphy Oil Corp. ..........     1,293,215
    39,000   Newfield Exploration Co.
               (a)......................     1,555,710
    36,800   Range Resources Corp. .....       989,920
    39,400   Talisman Energy, Inc.
               (Canada) (c).............     1,480,258
                                          ------------
                                             6,631,183
                                          ------------
Pharmaceuticals (1.0%):
    31,530   Sepracor, Inc. (a) (c).....     1,892,115
                                          ------------
Road & Rail (1.2%):
   117,200   Hunt (J.B.) Transport
               Services, Inc. ..........     2,261,960
                                          ------------
Semiconductors & Semiconductor Equipment (5.3%):
    35,050   Broadcom Corp., Class A
               (a)......................     1,244,625
    30,400   KLA-Tencor Corp. ..........     1,328,480
    42,910   Lam Research Corp. (a).....     1,241,815
    61,350   Linear Technology Corp. ...     2,250,931
    76,665   Microchip Technology,
               Inc. ....................     2,270,817
    59,350   NVIDIA Corp. (a) (c).......     1,585,832
                                          ------------
                                             9,922,500
                                          ------------
Software (4.6%):
    74,600   Adobe Systems, Inc. .......     2,135,052
    90,100   Citrix Systems, Inc. (a)...     1,951,566
    58,000   Cognos, Inc. (Canada) (a)
               (c)......................     1,980,120
    62,150   Computer Associates
               International, Inc. .....     1,707,882
    24,200   Mercury Interactive Corp.
               (a)......................       928,312
                                          ------------
                                             8,702,932
                                          ------------
Specialty Retail (12.7%):
    30,850   Abercrombie & Fitch Co. ...     2,119,395
    38,000   Advance Auto Parts, Inc.
               (a)......................     2,452,900
    57,250   Bed Bath & Beyond, Inc.
               (a)......................     2,391,905
    73,000   CarMax, Inc. (a) (c).......     1,945,450
    65,950   Circuit City Stores,
               Inc.(c)..................     1,140,275
    70,450   Foot Locker, Inc. .........     1,917,649
    37,100   Michaels Stores, Inc. .....     1,534,827
    68,700   Pacific Sunwear of
               California, Inc. (a).....     1,579,413
    63,500   Petco Animal Supplies, Inc.
               (a) (c)..................     1,861,820

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005
Continued

 6

JPMORGAN INVESTMENT TRUST MID CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
AS OF JUNE 30, 2005
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
----------   ---------------------------  ------------
COMMON STOCKS, CONTINUED:
Specialty Retail, continued:
    61,450   Ross Stores, Inc. (c)......     1,776,520
    41,150   Sherwin-Williams Co.
               (The)....................     1,937,754
    56,000   TJX Cos., Inc. ............     1,363,600
    37,900   Weight Watchers
               International, Inc. (a)
               (c)......................     1,956,019
                                          ------------
                                            23,977,527
                                          ------------
Textiles, Apparel & Luxury Goods (0.7%):
    32,600   Polo Ralph Lauren Corp. ...     1,405,386
                                          ------------
Trading Companies & Distributors (0.8%):
    24,830   Fastenal Co. (c)...........     1,521,086
                                          ------------
Wireless Telecommunication Services (1.0%):
    30,200   NII Holdings, Inc. (a)
               (c)......................     1,930,988
                                          ------------
  Total Common Stocks
  (Cost $163,059,892)                      186,902,471
                                          ------------
SHORT-TERM INVESTMENT (1.0%):
Investment Companies (1.0%):
 1,854,154   JPMorgan Liquid Assets
               Money Market Fund (b)
               (Cost $1,854,154)........     1,854,154
                                          ------------
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LENDING
  (14.9%):
Certificate of Deposit (0.2%):
   393,587   Fifth Third Bancorp, 3.31%,
               07/01/05.................       393,587
                                          ------------
Investment Companies (9.1%):
11,083,294   BGI Prime Money Market
               Fund.....................    11,083,294
 6,049,974   Morgan Stanley
               Institutional Liquidity
               Funds....................     6,049,974
                                          ------------
                                            17,133,268
                                          ------------
Medium Term Note (2.9%):
   524,974   American Honda Finance
               Corp., FRN, 3.39%,
               07/01/05.................       524,974
   262,487   Citgroup Global Markets
               Holdings, Inc., FRN,
               3.50%, 09/12/06..........       262,487
   262,412   CC USA, Inc., FRN, 3.61%,
               07/01/05.................       262,412

  SHARES
    OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
----------   ---------------------------  ------------
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LENDING,
  CONTINUED:
Medium Term Note, continued:
   656,353   Credit Suisse First Boston,
               Inc., FRN, 3.50%,
               07/01/05.................       656,353
   524,974   General Electric Co., FRN,
               3.21%, 07/25/05..........       524,974
   262,487   Lehman Holdings, FRN,
               3.40%, 07/01/05..........       262,487
   656,023   Liberty Lighthouse Funding
               Co. LLC, FRN, 3.40%,
               07/01/05.................       656,023
   393,731   MBIA Global Funding LLC,
               FRN, 3.42%, 07/26/05.....       393,731
   393,731   Merrill Lynch & Co., FRN,
               3.45%, 07/01/05..........       393,731
   656,218   Sigma Finance Corp., FRN,
               3.59%, 07/01/05..........       656,218
   393,627   Sigma Finance Corp., FRN,
               3.60%, 07/01/05..........       393,627
   262,487   Wells Fargo & Co., FRN,
               3.36%, 07/01/05..........       262,487
   262,487   Wells Fargo & Co., FRN,
               3.45%, 07/01/05..........       262,487
                                          ------------
                                             5,511,991
                                          ------------
Repurchase Agreements (2.7%):
 5,000,000   Merill Lynch & Co., Inc.,
               3.51%,dated 06/30/05, due
               07/01/05, repurchase
               price $5,000,488,
               collateralized by
               Investment Grade
               Corporate Notes and
               Bonds....................     5,000,000
                                          ------------
  Total Investments of Cash Collateral
  for Securities Loaned (Cost
  $28,038,846)                              28,038,846
                                          ------------
TOTAL INVESTMENTS (115.2%):
  (Cost $192,952,892)                      216,795,471
LIABILITIES IN EXCESS OF OTHER ASSETS
  (15.2%):                                 (28,628,364)
                                          ------------
NET ASSETS (100.0%):                      $188,167,107
                                          ============

------------
Percentages indicated are based on net assets.

FRN Floating Rate Note. The rate shown is the rate in effect as of June 30, 2005.

(a)  Non-income producing security.

(b) Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.

(c) Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

See notes to financial statements.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

JPMORGAN INVESTMENT TRUST MID CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
AS OF JUNE 30, 2005
(UNAUDITED)

ASSETS:
Investments in non-affiliates, at value.....................    $214,941,317
Investments in affiliates, at value.........................       1,854,154
                                                                ------------
Total investment securities at value........................     216,795,471
Cash........................................................           6,439
Receivables:
  Fund shares sold..........................................          93,877
  Interest and dividends....................................          40,111
Prepaid expenses and other assets...........................           9,335
                                                                ------------
Total Assets................................................     216,945,233
                                                                ------------
LIABILITIES:
Payables:
  Investment securities purchased...........................         352,520
  Collateral for securities lending program.................      28,038,846
  Fund shares redeemed......................................         246,681
Accrued liabilities:
  Investment advisory fees..................................         101,332
  Administration fees.......................................          23,400
  Custodian fees............................................           2,255
  Trustees' fees - deferred.................................             917
  Other.....................................................          12,175
                                                                ------------
Total Liabilities...........................................      28,778,126
                                                                ------------
NET ASSETS:.................................................    $188,167,107
                                                                ============
Paid in Capital.............................................     173,131,495
Accumulated undistributed (distributions in excess of) net
  investment income.........................................        (352,100)
Accumulated undistributed net realized gains (losses) from
  investments...............................................      (8,454,867)
Net unrealized appreciation (depreciation) from
  investments...............................................      23,842,579
                                                                ------------
Net Assets..................................................    $188,167,107
                                                                ============
SHARES OF BENEFICIAL INTEREST OUTSTANDING...................      10,323,999
                                                                ============
Net asset value, offering and redemption price per share....    $      18.23
                                                                ============
Cost of Investments.........................................    $192,952,892
Investment securities on loan, at value.....................      27,415,573

See notes to financial statements.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

 8

JPMORGAN INVESTMENT TRUST MID CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2005
(UNAUDITED)

INVESTMENT INCOME:
Dividend income.............................................    $    390,879
Dividend income from affiliates *...........................          44,766
Income from securities lending (net)........................          21,358
                                                                ------------
Total Investment Income.....................................         457,003
                                                                ------------
EXPENSES:
Investment advisory fees....................................         609,789
Administrative fees.........................................         138,175
Custodian fees..............................................           6,328
Professional fees...........................................          11,463
Trustees' fees..............................................             426
Transfer agent fees.........................................          22,482
Other.......................................................          13,657
                                                                ------------
Total Expenses..............................................         802,320
                                                                ------------
Net Investment Income (Loss)................................        (345,317)
                                                                ------------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain (loss) on transactions from investments...      20,579,832
Change in net unrealized appreciation/depreciation of
  investments...............................................     (14,593,222)
                                                                ------------
Net realized/unrealized gains (losses) on investments.......       5,986,610
                                                                ------------
Change in net assets resulting from operations..............    $  5,641,293
                                                                ============
* Includes reimbursements of investment advisory and
  administration fees:......................................    $      7,398
                                                                ------------

See notes to financial statements.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

JPMORGAN INVESTMENT TRUST MID CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                 SIX MONTHS
                                                                   ENDED
                                                                  JUNE 30,         YEAR ENDED
                                                                    2005          DECEMBER 31,
                                                                (UNAUDITED)           2004
                                                              ----------------    ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)..............................    $   (345,317)     $   (661,726)
  Net realized gain (loss) on investments...................      20,579,832        20,330,933
  Change in net unrealized appreciation/depreciation of
    investments.............................................     (14,593,222)        3,093,831
                                                                ------------      ------------
Increase (decrease) in net assets from operations...........       5,641,293        22,763,038
                                                                ------------      ------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares issued...............................       7,972,839         9,315,229
  Cost of shares redeemed...................................     (22,289,477)      (30,841,984)
                                                                ------------      ------------
Increase (decrease) from capital transactions...............     (14,316,638)      (21,526,755)
                                                                ------------      ------------
NET ASSETS:
  Total increase (decrease) in net assets...................      (8,675,345)        1,236,283
  Beginning of period.......................................     196,842,452       195,606,169
                                                                ------------      ------------
  End of period.............................................    $188,167,107      $196,842,452
                                                                ============      ============
Accumulated undistributed (distributions in excess of) net
  investment income.........................................    $   (352,100)     $     (6,783)
                                                                ============      ============
SHARE TRANSACTIONS:
  Issued....................................................         453,211           567,316
  Redeemed..................................................      (1,266,226)       (1,897,752)
                                                                ------------      ------------
Change in Shares............................................        (813,015)       (1,330,436)
                                                                ============      ============

See notes to financial statements.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

 10

JPMORGAN INVESTMENT TRUST MID CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                                   PER SHARE OPERATING PERFORMANCE
                                     --------------------------------------------------------------------------------------------
                                                    INVESTMENT OPERATIONS                               DISTRIBUTIONS
                                     ----------------------------------------------------   -------------------------------------
                                                               NET REALIZED
                                     NET ASSET      NET       AND UNREALIZED
                                      VALUE,     INVESTMENT       GAINS        TOTAL FROM      NET         NET
                                     BEGINNING     INCOME      (LOSSES) ON     INVESTMENT   INVESTMENT   REALIZED       TOTAL
                                     OF PERIOD     (LOSS)      INVESTMENTS     OPERATIONS     INCOME      GAINS     DISTRIBUTIONS
                                     ---------   ----------   --------------   ----------   ----------   --------   -------------

 Six Months Ended June 30, 2005
 (Unaudited).......................   $17.67       $(0.03)        $ 0.59         $ 0.56        $ --       $   --       $   --
 Year Ended December 31, 2004......    15.69        (0.06)          2.04           1.98          --           --           --
 Year Ended December 31, 2003......    12.34        (0.04)          3.39           3.35          --           --           --
 Year Ended December 31, 2002......    15.45        (0.05)         (3.06)         (3.11)         --           --           --
 Year Ended December 31, 2001......    21.23        (0.06)         (2.53)         (2.59)         --        (3.19)       (3.19)
 Year Ended December 31, 2000......    20.55        (0.08)          1.34           1.26          --        (0.58)       (0.58)

------------

(a) Annualized for periods less than one year.

(b) Not annualized for periods less than one year.

See notes to financial statements.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

--------------------------------------------------------------------------------

                                                                                     RATIOS/SUPPLEMENTAL DATA:
                                                                  ----------------------------------------------------------------
                                                                                  RATIOS TO AVERAGE NET ASSETS: (a)
                                                                               ---------------------------------------
                                                                                                          EXPENSES
                                         NET ASSET                NET ASSETS                 NET       WITHOUT WAIVERS
                                          VALUE,                    END OF                INVESTMENT   REIMBURSEMENTS    PORTFOLIO
                                          END OF       TOTAL        PERIOD       NET        INCOME      AND EARNINGS     TURNOVER
                                          PERIOD     RETURN (b)    (000'S)     EXPENSES     (LOSS)         CREDITS       RATE (b)
                                         ---------   ----------   ----------   --------   ----------   ---------------   ---------

  Six Months Ended June 30, 2005
  (Unaudited)...........................  $18.23         3.17%     $188,167      0.86%      (0.37)%         0.86%            58%
  Year Ended December 31, 2004..........   17.67        12.62       196,842      0.85       (0.35)          0.86             74
  Year Ended December 31, 2003..........   15.69        27.15       195,606      0.84       (0.27)          0.86             69
  Year Ended December 31, 2002..........   12.34       (20.13)      144,108      0.83       (0.37)          0.85             76
  Year Ended December 31, 2001..........   15.45       (10.65)      192,708      0.82       (0.37)          0.83             92
  Year Ended December 31, 2000..........   21.23         5.79       203,070      0.87       (0.40)          0.87            162

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

 12

JPMORGAN INVESTMENT TRUST MID CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION

   JPMorgan Investment Trust (formerly One Group Investment Trust) (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The Mid Cap Growth Portfolio is a separate Portfolio of the Trust (the "Portfolio").

   Effective May 1, 2005, the Board of Trustees approved the name change from One Group Investment Trust Mid Cap Growth Portfolio to JPMorgan Investment Trust Mid Cap Growth Portfolio.

   Portfolio shares are offered only to separate accounts of participating insurance companies and eligible plans. Individuals may not purchase shares directly from the Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     A. VALUATION OF INVESTMENTS

     Listed securities are valued at the last sale price on the exchange on which they are primarily traded. The value of National Market Systems equity securities quoted by the NASDAQ Stock Market shall generally be the NASDAQ Official Closing Price. Unlisted securities are valued at the last sale price provided by an independent pricing agent or principal market maker. Listed securities for which the latest sales prices are not available are valued at the mean of the latest bid and ask price as of the closing of the primary exchange where such securities are normally traded. Fixed income securities with a maturity of 61 days or more held by the funds will be valued each day based on readily available market quotations received from third party broker-dealers of comparable securities or independent or affiliated pricing services approved by the Board of Trustees. Such pricing services and broker-dealers will generally provide bid-side quotations. Short-term investments maturing in less than 61 days are valued at amortized cost, which approximates market value. Investments in other open-end investment companies are valued at such investment company's current day closing net asset value per share.

     Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Trustees. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. In accordance with procedures adopted by the Trustees, the Funds apply fair value pricing on a daily basis for all non-U.S. and non-Canadian equity securities held in their portfolios by utilizing the quotations of an independent pricing service, unless a Fund's adviser determines that use of another valuation methodology is appropriate. The pricing services uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value as of the time a Fund calculates its net asset value.

     B. REPURCHASE AGREEMENTS

     The Portfolio may enter into repurchase agreement transactions with institutions that meet the advisor's credit guidelines. Each repurchase agreement is valued at amortized cost. The Portfolio requires that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Portfolio to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Portfolio may be delayed or limited.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005
Continued

JPMORGAN INVESTMENT TRUST MID CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

     C. SECURITIES LENDING

     To generate additional income, the Portfolio may lend up to 33 1/3% of its assets pursuant to agreements ("borrower agreements") requiring that the loan be continuously secured by cash or securities issued by the U.S. government or its agencies or instrumentalities (collectively, U.S. government securities"). JPMorgan Chase Bank, N.A. ("JPMCB"), an affiliate of the Portfolio, serves as lending agent to the Portfolio pursuant to a Securities Lending Agreement approved by the Board of Trustees (the "Securities Lending Agreement"). The Securities Lending Agreement was effective with respect to the Mid Cap Growth Portfolio on October 18, 2004 and an amended and restated agreement was approved by the Board at a meeting held on August 11, 2005.

     Under the Securities Lending Agreement, JPMCB acting as agent for the Portfolio loans securities to approved borrowers pursuant to approved borrower agreements in exchange for collateral equal to at least 100% of the market value of the loaned securities plus accrued interest. During the term of the loan, the Portfolio receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral in accordance with investment guidelines contained in the Securities Lending Agreement. For loans secured by cash, the Portfolio retains the interest on cash collateral investments but is required to pay the borrower a rebate for use of the cash collateral. For loans secured by US government securities, the borrower pays a borrower fee to the lending agent on behalf of the Portfolio. The net income earned on the securities lending (after payment of rebates and fees) is included in the Statement of Operations as Income from securities lending (net). Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

     Under the Securities Lending Agreement, JPMCB is entitled to a fee equal to
     (i) 6 basis points (.06 of 1%), calculated on an annualized basis and accrued daily, based upon the value of Collateral received from Borrowers for each Loan of U.S. Securities outstanding during a given month under this Lending Agreement; and (ii) 11.42 basis points (.1142 of 1%), calculated on an annualized basis and accrued daily, based upon the value of Collateral received from Borrowers for each Loan of non-U.S. Securities outstanding during a given month under this Lending Agreement. For the period from the effective date of the Agreement through June 30, 2005, JPMCB voluntarily reduced its fees to: (i) 5 basis points (.05 of 1%) for each Loan of U.S. Securities and (ii) 10 basis points (.1 of 1%) for each Loan of non-U.S. Securities, respectively.

     As of June 30, 2005, the Portfolio had securities with the following market values on loan, received the following collateral for the period then ended and paid the following amounts to related party affiliates:

 LENDING     MARKET      MARKET VALUE
  AGENT     VALUE OF      OF LOANED
FEES PAID  COLLATERAL*    SECURITIES
---------  -----------   ------------
   $7,516  $28,038,846   $27,415,573

     * Includes securities and cash collateral.

     Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMCB will indemnify the Portfolio for any losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Portfolio or the borrower at any time, and are, therefore, not considered to be illiquid investments.

     D. SECURITY TRANSACTIONS AND INVESTMENT INCOME

     Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the interest method adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date or when the Portfolio first learns of the dividend.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005
Continued

 14

JPMORGAN INVESTMENT TRUST MID CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

     E. ALLOCATION OF EXPENSES

     Expenses directly attributable to the Portfolio are charged directly to the Portfolio while the expenses attributable to more than one Portfolio of the Trust are allocated among the respective Portfolios.

     F. FEDERAL INCOME TAXES

     The Portfolio is treated as a separate taxable entity for Federal income tax purposes. The Portfolio's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary. The Portfolio is also a segregated portfolio of assets for insurance purposes and intends to comply with the diversification requirements at Subchapter L of the Internal Revenue Code.

     G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income generally are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Distributions from net investment income and from net capital gains are determined in accordance with U.S. income tax regulations, which may differ from U.S. generally accepted accounting principles. The Portfolio may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     A. INVESTMENT ADVISORY FEE

     Pursuant to the Investment Advisory Agreement, JPMorgan Investment Advisors Inc. (the "Advisor") (formerly known as Banc One Investment Advisors Corporation) acts as the investment advisor to the Portfolio. The Advisor is an indirect wholly-owned subsidiary of JPMCB, which is a subsidiary of JPMorgan Chase & Co. ("JPMorgan"). The Advisor supervises the investments of the Portfolio and for such services is paid a fee. The fee is accrued daily and paid monthly based on the Portfolio's average daily net assets. The annual fee rate for the Mid Cap Growth Portfolio is 0.65%.

     The Portfolio may invest in one or more money market funds advised by the Advisor or its affiliates. Investment advisory and administrative fees are waived and/or reimbursed to the Portfolio in an amount sufficient to offset any doubling up of these fees related to the Portfolio's investment in an affiliated money market fund.

     B. ADMINISTRATION FEE

     Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the "Administrator") (formerly One Group Administrative Services, Inc.), an indirect, wholly-owned subsidiary of JPMorgan provides certain administration services to the Portfolio. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.18% of the first $250 million of the average daily net assets of the Trust (excluding the Equity Index Portfolio) and 0.14% of the average daily net assets of the Trust in excess of $250 million (excluding the Equity Index Portfolio).

     Effective October 18, 2004, JPMCB began providing portfolio fund accounting services and receives a portion of the fees payable to the Administrator. Prior to this date, BISYS Fund Services, L.P. ("BISYS") served as the Portfolio's fund accounting agent and received a portion of the fees paid to the Administrator.

     Effective July 1, 2005, J.P. Morgan Investor Services, Co. ("JPMIS") began serving as the Portfolio's sub-administrator. For its services as sub-administrator, JPMIS receives a portion of the fees payable to the Administrator. Prior to July 1, 2005, BISYS served as the Portfolio's sub-administrator. For its services as sub-administrator, BISYS received a portion of the fees paid to the Administrator.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005
Continued

JPMORGAN INVESTMENT TRUST MID CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

     C. DISTRIBUTION FEES

     Effective May 1, 2005, pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. ("the Distributor"), a wholly-owned subsidiary of JPMorgan, began serving as the Trust's exclusive underwriter and promotes and arranges for the sale of the Portfolio's shares. The Distributor receives no compensation in its capacity as the Portfolio's underwriter.

     D. CUSTODIAN FEES

     On August 12, 2004, the Board of Trustees approved an agreement with JPMCB to act as the Portfolio's custodian. The transition to JPMCB from the previous service provider was completed on October 18, 2004.

     The amounts paid directly to JPMCB by the Portfolio for custody services are included in custodian fees in the Statement of Operations. The custodian fees may be reduced by credits earned by the Portfolio, based on uninvested cash balances held by the custodian.

     E. WAIVERS AND REIMBURSEMENTS

     The Advisor and Administrator have contractually agreed to waive fees or reimburse the Portfolio to the extent that total operating expenses (excluding dividend expenses on short sales, interest, taxes, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed the 0.98% of the Portfolio's average daily net assets.

     The contractual expense limitation agreements were in effect for the period ended June 30, 2005. The expense limitation percentage above is in place until at least April 30, 2006.

     F. OTHER

     Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Distributor. Such officers receive no compensation from the Portfolio for serving in their respective roles.

     The Trust adopted a Trustee Deferred Compensation Plan (the "Plan") which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various JPMorgan Funds until distribution in accordance with the Plan.

     During the period, the Portfolio may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

     The Portfolio may use related party brokers/dealers. For the period ended June 30, 2005, the Portfolio did not incur brokerage commissions with brokers/dealers affiliated with the Advisor.

     The SEC has granted an exemptive order permitting the Portfolio to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

4. INVESTMENT TRANSACTIONS

   During the period ended June 30, 2005, purchases and sales of investments (excluding short-term investments) were as follows:

   PURCHASES            SALES
   (EXCLUDING         (EXCLUDING       PURCHASES OF        SALES OF
U.S. GOVERNMENT)   U.S. GOVERNMENT)   U.S. GOVERNMENT   U.S. GOVERNMENT
----------------   ----------------   ---------------   ---------------
  $107,359,365       $116,262,366          --                --

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005
Continued

 16

JPMORGAN INVESTMENT TRUST MID CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

5. FEDERAL INCOME TAX MATTERS

   For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at June 30, 2005, were as follows:

                  GROSS          GROSS       NET UNREALIZED
 AGGREGATE      UNREALIZED     UNREALIZED     APPRECIATION
    COST       APPRECIATION   DEPRECIATION   (DEPRECIATION)
------------   ------------   ------------   --------------
$192,952,892   $27,672,779    $(3,830,200)    $23,842,579

6. BORROWINGS

   Effective February 18, 2005, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the JPMorgan Funds including the Portfolio. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Portfolio's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing.

   As of June 30, 2005, the Portfolio had no outstanding borrowings from the unsecured uncommitted credit facility.

7. CONCENTRATIONS AND INDEMNIFICATIONS

   In the normal course of business the Portfolio enters into contracts that contain a variety of representations which provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

JPMORGAN INVESTMENT TRUST MID CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

TRUSTEES

                                                              NUMBER OF FUNDS
                                                                     IN
NAME (YEAR OF BIRTH);                                           FUND COMPLEX
POSITIONS WITH                  PRINCIPAL OCCUPATIONS             OVERSEEN           OTHER DIRECTORSHIPS HELD
THE TRUST (SINCE)                DURING PAST 5 YEARS           BY TRUSTEE(1)           OUTSIDE FUND COMPLEX
------------------------   -------------------------------   ------------------   -------------------------------
INDEPENDENT TRUSTEES
William J. Armstrong       Retired; Vice President &                114           None.
(1941); Trustee            Treasurer of Ingersoll-Rand
since 2005.                Company (manufacturer of
                           industrial equipment)
                           (1972-2000).


Roland R. Eppley, Jr.      Retired; President & Chief               114           Director, Janel Hydro, Inc.
(1932); Trustee            Executive Officer, Eastern                             (automotive) (1993-present).
since 2005.                Sales Bankcard (1971-1988).


John F. Finn               President and Chief Executive            113*          Director, Cardinal Health, Inc
(1947); Trustee            Officer of Gardner, Inc.                               (CAH) (1994-present).
since 1998.                (wholesale distributor to
                           outdoor power equipment
                           industry) (1979-present).


Dr. Matthew Goldstein      Chancellor of the City                   114           Trustee of Bronx-Lebanon
(1941); Trustee            University of New York                                 Hospital Center (1992-present);
since 2005.                (1999-present); President,                             Director of New Plan Excel
                           Adelphi University (New York)                          Realty Trust, Inc. (real estate
                           (1998-1999).                                           investment trust) (2000-
                                                                                  present); Director of Lincoln
                                                                                  Center Institute for the Arts
                                                                                  in Education (1999-present).


Robert J. Higgins          Retired; Director of                     114           Director of Providian Financial
(1945);                    Administration of the State of                         Corp. (banking) (2002-present).
Trustee since 2005.        Rhode Island (2003-2004);
                           President - Consumer Banking
                           and Investment Services, Fleet
                           Boston Financial (1971-2001).


Peter C. Marshall          Self-employed business                   113*          None.
(1942); Trustee since      consultant (2002-present);
1994.                      Senior Vice President, W.D.
                           Hoard, Inc. (corporate parent
                           of DCI Marketing, Inc.)
                           (2000-2002); President, DCI
                           Marketing, Inc. (1992-2000).


Marilyn McCoy              Vice President of                        113*          Director, Mather LifeWays
(1948); Trustee since      Administration and Planning,                           (1994- present); Director,
1999.                      Northwestern University                                Carleton College
                           (1985-present).                                        (2003-present).


William G. Morton, Jr.     Retired; Chairman Emeritus               114           Director of Radio Shack
(1937); Trustee since      (2001-2002), and Chairman and                          Corporation (electronics)
2005.                      Chief Executive Officer, Boston                        (1987-present); Director of The
                           Stock Exchange (1985-2001).                            National Football Foundation
                                                                                  and College Hall of Fame (1994-
                                                                                  present); Trustee of the
                                                                                  Berklee College of Music
                                                                                  (1998-present); Trustee of the
                                                                                  Stratton Mountain School
                                                                                  (2001-present).


Robert A. Oden, Jr.        President, Carleton College              113*          Director, American University
(1946); Trustee since      (2002-present); President,                             in Cairo.
1997.                      Kenyon College (1995-2002).


Fergus Reid, III (1932);   Chairman of Lumelite                     114           Trustee of Morgan Stanley Funds
Trustee (Chairman) since   Corporation (plastics                                  (209 portfolios)
2005.                      manufacturing) (2003- present);                        (1995-present).
                           Chairman and Chief Executive
                           Officer of Lumelite Corporation
                           (1985-2002).


JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

 18

JPMORGAN INVESTMENT TRUST MID CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

TRUSTEES, CONTINUED

                                                              NUMBER OF FUNDS
                                                                     IN
NAME (YEAR OF BIRTH);                                           FUND COMPLEX
POSITIONS WITH                  PRINCIPAL OCCUPATIONS             OVERSEEN           OTHER DIRECTORSHIPS HELD
THE TRUST (SINCE)                DURING PAST 5 YEARS           BY TRUSTEE(1)           OUTSIDE FUND COMPLEX
------------------------   -------------------------------   ------------------   -------------------------------
Frederick W. Ruebeck       Advisor, Jerome P. Green &               113*          Director, AMS Group (2001-
(1939); Trustee since      Associates, LLC (broker-dealer)                        present); Director, Wabash
1994.                      (2002-present); Investment                             College (1988-present);
                           Officer, Wabash College                                Trustee, Seabury- Western
                           (2004-present); self-employed                          Theological Seminary
                           consultant (January                                    (1993-present); Chairman,
                           2000-present); Director of                             Indianapolis Symphony Orchestra
                           Investments, Eli Lilly and                             Foundation (1994-present).
                           Company (1988-1999).


James J. Schonbachler      Retired; Managing Director of            114           None.
(1943); Trustee since      Bankers Trust Company
2005.                      (financial services)
                           (1968-1998).

INTERESTED TRUSTEE


Leonard M. Spalding,       Retired; Chief Executive                 114           None.
Jr.** (1935); Trustee      Officer of Chase Mutual Funds
since 2005.                (investment company)
                           (1989-1998); President & Chief
                           Executive Officer of Vista
                           Capital Management (investment
                           management) (1990-1998); Chief
                           Investment Executive of Chase
                           Manhattan Private Bank
                           (investment management)
                           (1990-1998).

------------

(1) A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies.
     The JPMorgan Funds Complex for which the Board of Trustees includes nine registered investment companies (114 funds) as of August 29, 2005.
  * This Trustee does not oversee the UM Investment Trust II which is the registered investment company for the Undiscovered Managers Spinnaker Fund, and therefore oversees eight registered investment companies (113 funds) as of August 29, 2005.
 ** Mr. Spalding is deemed to be an "interested person" due to his ownership of JPMorgan Chase stock.

The contact address for each of the Trustees is 522 Fifth Avenue, New York, NY 10036.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

JPMORGAN INVESTMENT TRUST MID CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

OFFICERS

NAME (YEAR OF BIRTH),
POSITIONS HELD WITH
THE TRUST (SINCE)                       PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS
----------------------------   ------------------------------------------------------------
George C.W. Gatch (1962),      Managing Director of JPMorgan Investment Management Inc.;
President (2004)               Director and President, JPMorgan Distribution Services, Inc.
                               and JPMorgan Funds Management, Inc. since 2005; Mr. Gatch is
                               CEO and President of JPMorgan Funds. Mr. Gatch has been an employee since 1986. Mr. Gatch has held positions such as
                               President and CEO of DKB Morgan, a Japanese mutual fund
                               company which was a joint venture between J.P. Morgan and
                               Dai-Ichi Kangyo Bank, as well as positions in business
                               management, marketing and sales.


Robert L. Young (1963),        Director and Vice President of JPMorgan Distribution
Senior Vice President          Services, Inc. and JPMorgan Funds Management, Inc.; Chief
(2004)*                        Operating Officer, JPMorgan Funds since 2005, and One Group
                               Mutual Funds from 2001 until 2005. Mr. Young was Vice
                               President and Treasurer, JPMorgan Funds Management, Inc.
                               (formerly One Group Administrative Services) and Vice
                               President and Treasurer, JPMorgan Distribution Services,
                               Inc. (formerly One Group Dealer Services, Inc.) from 1999 to
                               2005.


Patricia A. Maleski (1960),    Vice President, JPMorgan Funds Management, Inc.; previously,
Vice President and Chief       Treasurer, JPMorgan Funds and Head of Funds Administration
Administrative Officer         and Board Liaison. Ms. Maleski was the Vice President of
(2004)                         Finance for the Pierpont Group, Inc., an independent company owned by the Board of Directors/Trustees of the JPMorgan
                               Funds, prior to joining J.P. Morgan Chase & Co. in 2001.


Stephanie J. Dorsey (1969),    Vice President, JPMorgan Funds Management, Inc.; Director of
Treasurer (2004)*              Mutual Fund Administration, JPMorgan Funds Management, Inc.
                               (formerly One Group Administrative Services), from 2004 to
                               2005; Ms. Dorsey worked for JPMorgan Chase & Co., (formerly
                               Bank One Corporation) from 2003 to 2004; prior to joining
                               Bank One Corporation, she was a Senior Manager specializing in Financial Services audits at PricewaterhouseCoopers LLP from 1992 through 2002.


Stephen M. Ungerman (1953),    Senior Vice President, JPMorgan Chase & Co.; Mr. Ungerman
Senior Vice President, Chief   was head of Fund Administration - Pooled Vehicles from 2000
Compliance Officer (2004)      to 2004. Mr. Ungerman held a number of positions in
                               Prudential Financial's asset management business prior to
                               2000.


Paul L. Gulinello (1950),      Vice President and Anti Money Laundering Compliance Officer
AML Compliance Officer         for JPMorgan Asset Management Americas, additionally
(2005)                         responsible for personal trading and compliance testing
                               since 2004; Treasury Services Operating Risk Management and
                               Compliance Executive supporting all JPMorgan Treasury
                               Services business units from July 2000 to 2004.


Stephen M. Benham (1959),      Vice President and Assistant General Counsel, JPMorgan Chase
Secretary (2005)               & Co. since 2004; Vice President (Legal Advisory) of Merrill
                               Lynch Investment Managers, L.P. from 2000 to 2004; attorney associated with Kirkpatrick & Lockhart LLP from 1997 to
                               2000.


Elizabeth A. Davin (1964),     Vice President and Assistant General Counsel, JPMorgan Chase
Assistant Secretary (2004)*    & Co. since 2005;Senior Counsel, JPMorgan Chase & Co.
                               (formerly Bank One Corporation) from 2004-2005; Assistant
                               General Counsel and Associate General Counsel and Vice
                               President, Gartmore Global Investments, Inc. from 1999 to
                               2004.


Jessica K. Ditullio (1962),    Vice President and Assistant General Counsel, JPMorgan Chase
Assistant Secretary (2000)*    & Co. since 2005; Ms. Ditullio has served as attorney with various titles for JPMorgan Chase & Co. (formerly Bank One
                               Corporation) since 1990.


Nancy E. Fields (1949),        Vice President, JPMorgan Funds Management, Inc. and JPMorgan
Assistant Secretary (2000)*    Distribution Services, Inc.; from 1999-2005, Director,
                               Mutual Fund Administration, JPMorgan Funds Management, Inc.
                               (formerly One Group Administrative Services, Inc.) and
                               Senior Project Manager, Mutual Funds, JPMorgan Distribution
                               Services, Inc. (formerly One Group Dealer Services, Inc.).


Suzanne E. Cioffi (1967),      Vice President, JPMorgan Funds Management, Inc., responsible
Assistant Treasurer (2005)     for mutual fund financial reporting. Ms. Cioffi has overseen various fund accounting, custody and administration
                               conversion projects during the past five years.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

 20

JPMORGAN INVESTMENT TRUST MID CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

OFFICERS, CONTINUED

NAME (YEAR OF BIRTH),
POSITIONS HELD WITH
THE TRUST (SINCE)                       PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS
----------------------------   ------------------------------------------------------------


Christopher D. Walsh (1965),   Vice President, JPMorgan Funds Management, Inc., Mr. Walsh
Assistant Treasurer (2004)     has managed all aspects of institutional and retail mutual fund administration and vendor relationships within the
                               mutual funds, commingled/ERISA funds, 3(c)(7) funds, hedge funds and LLC products. Mr. Walsh was a director of Mutual
                               Fund Administration at Prudential Investments from 1996 to
                               2000.

Arthur A. Jensen (1966),       Vice President, JPMorgan Funds Management, Inc. since April
Assistant Treasurer (2005)*    2005; formerly, Vice President of Financial Services of
                               BISYS Fund Services, Inc. from 2001 until 2005; Mr. Jensen was Section Manager at Northern Trust Company and Accounting
                               Supervisor at Allstate Insurance Company prior to 2001.


------------

The contact address for each of the officers, unless otherwise noted, is 522 Fifth Avenue, New York, NY 10036.

* The contact address for the officer is 1111 Polaris Parkway, Columbus, OH
  43271.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

JPMORGAN INVESTMENT TRUST MID CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF SHAREHOLDER EXPENSES

HYPOTHETICAL $1,000 INVESTMENT AT BEGINNING OF PERIOD
AS OF JUNE 30, 2005
(UNAUDITED)

As a shareholder of the Portfolio, you incur ongoing costs, including investment advisory fees, administration fees and other portfolio expenses. Because the Portfolio is a funding vehicle for Policies and Eligible Plans, you may also incur sales charges and other fees relating to the Policies or Eligible Plans. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio, but not the costs of the Policies or Eligible Plans, and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Portfolio at the beginning of the reporting period, January 1, 2005, and continued to hold your shares at the end of the reporting period, June 30, 2005.

ACTUAL EXPENSES

The first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other Portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees or the costs associated with the Policies or Eligible Plans through which the Portfolio is held. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different Portfolios. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

                                                                    ENDING           EXPENSES PAID
                                                 BEGINNING          ACCOUNT          DURING PERIOD       ANNUALIZED
                                              ACCOUNT VALUE,      VALUE, JUNE     JANUARY 1, 2005 TO      EXPENSE
                                              JANUARY 1, 2005      30, 2005          JUNE 30, 2005         RATIO
                                              ---------------    -------------    -------------------    ----------
Actual .....................................      $1,000            $1,032               $4.33              0.86%
Hypothetical ...............................      $1,000            $1,021               $4.31              0.86%

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

JPMorgan Funds are distributed by JPMorgan Distribution Services, Inc. which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a prospectus.

The financial information in this report has been taken from the books and records of the Funds without examination by independent auditors, who express no opinion thereon.

CONTACT JPMORGAN FUNDS SERVICE CENTER AT 1-800-480-4111 FOR A FUND PROSPECTUS. YOU CAN ALSO VISIT US AT WWW.JPMORGANFUNDS.COM. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES AND RISK AS WELL CHARGES AND EXPENSES OF THE MUTUAL FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE MUTUAL FUND. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

No sooner than 30 days after the end of each month, each Fund will make available upon request a complete uncertified schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, each Fund will make available a certified complete schedule of its portfolio holdings as of the last day that quarter. In addition to providing hard copies upon request, the Fund will post these quarterly schedules in the variable insurance portfolio section of www.jpmorganfunds.com and on the SEC's website at www.sec.gov.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111.

A description of each Fund's policies and procedures with respect to the disclosure of each Fund's portfolio holdings is available in the Statement of Additional Information.

A copy of proxy policies and procedures are available without charge upon request by calling 1-800-480-4111 and on the SEC's website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of the Fund's voting record is available on the SEC's website at www.sec.gov or in the variable insurance portfolio section of www.jpmorganfunds.com. The Fund's proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

                                                               [JPMORGAN LOGO]
SAN-JPMITMCG-605                                               ASSET MANAGEMENT

                               SEMI-ANNUAL REPORT
                   SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)























                                    JPMORGAN
                                   INVESTMENT
                                     TRUST


                            Mid Cap Value Portfolio

























-------------------------------------------------               [JPMORGAN LOGO]
NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE               ASSET MANAGEMENT
-------------------------------------------------
This material must be preceded or accompanied by a current prospectus.

JPMORGAN INVESTMENT TRUST MID CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

TABLE OF CONTENTS


President's Letter .........................................    2

Portfolio Characteristics ..................................    3

Schedule of Portfolio Investments ..........................    4

Statement of Assets and Liabilities ........................    8

Statement of Operations ....................................    9

Statement of Changes in Net Assets .........................   10

Financial Highlights .......................................   12

Notes to Financial Statements ..............................   14

Trustees ...................................................   19

Officers ...................................................   21

Schedule of Shareholder Expenses ...........................   23


HIGHLIGHTS

- Equities experienced sporadic volatility over the period - particularly in the first quarter.

- Weakness in manufacturing was offset by strength in the economy's consumer and housing segments.

- Inflation reports have been much more benign than expected.

Investments in a Portfolio are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Portfolio's share price is lower than when you invested.

Past performance is no guarantee for future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a Portfolio or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Portfolio.

This Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies (collectively "Policies") offered by separate accounts of participating insurance companies. Portfolio shares are also offered to qualified pension and retirement plans ("Eligible Plans"). Individuals may not purchase shares directly from the Portfolio.

Prospective investors should refer to the Portfolio's prospectus for a discussion of the Portfolio's investment objective, strategies and risks. Call JPMorgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Portfolio including management fees and other expenses. Please read it carefully before investing.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

 2

JPMORGAN INVESTMENT TRUST MID CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

PRESIDENT'S LETTER                                                 JULY 11, 2005

DEAR SHAREHOLDER:

We are pleased to present this semi-annual report containing in-depth information on the JPMorgan Investment Trust Mid Cap Value Portfolio for the six-month period ended June 30, 2005.

MARKETS WRESTLE WITH VOLATILITY
U.S. equities experienced sporadic volatility over the period - particularly in the first quarter of 2005 - due primarily to concerns about inflation and economic growth. Even as employment gains, merger activity and corporate spending gained momentum, the challenges of increasing interest rates and rising oil prices seemed to loom in the background.

Interest rate increases by the Federal Open Market Committee (FOMC), in particular, were a mainstay in economic news due to a relatively consistent schedule of 25-basis-point (bp) hikes. This interest-rate activity became a source of great consternation for investors, as speculation abounded regarding its underlying catalyst - to keep inflation under control and to discourage speculative risk taking. Furthermore, this environment of uncertainty was often underscored by mixed economic data. Meanwhile, oil prices garnered their share of attention, with the West Texas Intermediate (WTI) rising more than 39% over the past six months and the price per barrel exceeding $60 at times.

Encouragement, however, surfaced toward the end of the period, as investors felt hopeful that the FOMC would finish its tightening cycle earlier than expected due to signs of moderating growth and easing inflation pressures. Weakness in manufacturing was offset by strength in the economy's consumer and housing segments. In addition, employment news continued to improve at a slow but steady, incremental pace.

INDEX PERFORMANCE

The markets showed an erratic ebb and flow during the period. Major large-capitalization stock indexes were negative for the six-month period, with many small- and mid-capitalization stock indexes reporting positive returns. Mid-capitalization stocks were the clear winners, as the Russell Midcap Index returned 3.92%. In addition, small-capitalization stocks made modest gains, with the Russell 2500 Index up 1.24% for the period. Large-capitalization stocks disappointed, as indicated by the S&P 500 Index, which reported a negative 0.81% for the six-month period.

OUTLOOK

As we enter the second half of 2005, the economy continues on a path of moderate expansion. The combined potency of rising labor costs and high commodity prices have emerged as potential obstacles to the economy's progress. However, the weakness in manufacturing appears to be showing signs of an impending rebound. Moreover, inflation reports have been much more benign than expected. We believe that the FOMC will continue its tightening cycle until evidence of a more decisive slowdown presents itself.

On behalf of us all at JPMorgan Asset Management, thank you for the continued confidence and trust you have placed in us. We look forward to serving your investment needs for many years to come. Should you have any questions, please feel free to contact the JPMorgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

/s/ George C.W. Gatch
George C.W. Gatch
President
JPMorgan Funds

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

JPMORGAN INVESTMENT TRUST MID CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO CHARACTERISTICS
(UNAUDITED)

TOP 10 HOLDINGS*
  1  Old Republic International
     Corp.......................  1.4%
  2  Coventry Health Care,
     Inc........................  1.4%
  3  V.F. Corp..................  1.4%
  4  Devon Energy Corp..........  1.4%
  5  TJX Cos., Inc..............  1.2%
  6  Fortune Brands, Inc........  1.2%
  7  Compass Bancshares, Inc....  1.2%
  8  Golden West Financial
     Corp.......................  1.2%
  9  Arch Coal, Inc.............  1.1%
 10  AutoZone, Inc..............  1.1%

PORTFOLIO ALLOCATION*
     Common Stocks.............    99.6%
     Investment Company........     3.7%
     Investments of Cash
     Collateral for Securities
     Loaned....................    13.4%
     Liabilities in Excess of
     Other Assets..............   (16.7)%

TOP 5 INDUSTRIES*
  1  Insurance..................  8.1%
  2  Real Estate................  6.5%
  3  Oil, Gas & Consumable
     Fuels......................  6.4%
  4  Commercial Banks...........  6.4%
  5  Health Care Providers &
     Services...................  6.0%

* Percentages indicated are based on net assets as of June 30, 2005. The portfolio's composition is subject to change.

--------------------------------------------------------------------------------

LIFE OF PORTFOLIO PERFORMANCE
                          Value of $10,000 Investment
[GRAPH]

                                                                              S&P MIDCAP 400/BARRA        RUSSELL MID CAP VALUE
                                                 MID CAP VALUE PORTFOLIO           VALUE INDEX                    INDEX
                                                 -----------------------      --------------------        ---------------------
5/97                                                      10000                       10000                       10000
6/97                                                      10638                       10270                       10371
6/98                                                      12228                       13010                       13042
6/99                                                      11551                       13668                       13775
6/00                                                      11546                       13691                       12686
6/01                                                      15109                       18196                       15721
6/02                                                      15172                       18758                       16023
6/03                                                      14162                       18295                       15921
6/04                                                      18316                       24400                       20827
6/05                                                      20935                       28293                       25366

---------------------------------------------------------------------------------------------------------------------------
                                                             TOTAL RETURN AS
                                                                    OF                AVERAGE ANNUAL TOTAL RETURNS AS OF
                                                              JUNE 30, 2005                      JUNE 30, 2005
---------------------------------------------------------------------------------------------------------------------------
                                        INCEPTION DATE           6 MONTHS           1 YEAR      5 YEAR      SINCE INCEPTION
---------------------------------------------------------------------------------------------------------------------------
  Mid Cap Value Portfolio                  05/01/97                5.41%            14.29%      12.64%            9.48%
---------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE QUOTED IS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. MUTUAL FUNDS ARE SUBJECT TO CERTAIN MARKET RISK. INVESTMENT RETURNS AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN. FOR UP-TO-DATE MONTH-END PERFORMANCE INFORMATION PLEASE CALL 1-800-480-4111.

The performance does not reflect any charges imposed by the Policies or Eligible Plans through which the Portfolio may be purchased. If these charges were included, the returns would be lower than shown.

The graph illustrates comparative performance for $10,000 invested in the JPMorgan Investment Trust Mid Cap Value Portfolio, S&P MidCap 400/ BARRA Value Index and the Russell Mid Cap Value Index. The performance of the Portfolio assumes reinvestment of all dividends. The performance of the indices does not include fees and expenses attributable to the Portfolio and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The S&P MidCap 400/BARRA Value Index represents the performance of lowest price-to-book securities in the S&P MidCap 400 Index. The Russell Mid Cap Value Index measures the performance of mid cap companies with lower price-to-book ratios and lower forecasted growth values. The benchmark index for the Portfolio was changed effective May 1, 2005 from the S&P MidCap 400/BARRA Value Index to the Russell Mid Cap Value Index in order to better represent the investment policies for comparison purposes. Investors cannot invest directly in an index.

Certain fees and expenses of the Portfolio are currently being waived and/or reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

 4

JPMORGAN INVESTMENT TRUST MID CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JUNE 30, 2005
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
----------   ---------------------------  ------------
COMMON STOCKS (99.6%):
Aerospace & Defense (1.5%):
    17,700   Alliant Techsystems,
               Inc. (a) (c).............     1,249,620
    18,100   L-3 Communications
               Holdings, Inc. ..........     1,386,098
                                          ------------
                                             2,635,718
                                          ------------
Auto Components (1.1%):
    21,300   BorgWarner, Inc. ..........     1,143,171
    22,000   Lear Corp. ................       800,360
                                          ------------
                                             1,943,531
                                          ------------
Beverages (1.5%):
    25,000   Brown-Forman Corp.,
               Class B..................     1,511,500
    43,000   Constellation Brands, Inc.,
               Class A (a)..............     1,268,500
                                          ------------
                                             2,780,000
                                          ------------
Building Products (0.7%):
    30,000   American Standard
               Cos., Inc. ..............     1,257,600
                                          ------------
Capital Markets (2.5%):
   105,700   E*Trade Financial Corp.
               (a)......................     1,478,743
    17,400   Legg Mason, Inc. (c).......     1,811,514
    26,200   Northern Trust Corp. ......     1,194,458
                                          ------------
                                             4,484,715
                                          ------------
Chemicals (4.8%):
    32,100   Albemarle Corp. (c)........     1,170,687
    34,580   Cabot Corp. ...............     1,141,140
    23,700   International Flavors &
               Fragrances, Inc. ........       858,414
    28,100   Lubrizol Corp. ............     1,180,481
    19,700   PPG Industries, Inc. ......     1,236,372
    57,140   RPM International, Inc.
               (c)......................     1,043,377
    15,200   Sigma-Aldrich Corp. (c)....       851,808
    26,000   Valspar Corp. (c)..........     1,255,540
                                          ------------
                                             8,737,819
                                          ------------
Commercial Banks (6.4%):
    48,500   Compass Bancshares,
               Inc. (c).................     2,182,500
    23,200   Cullen/Frost Bankers,
               Inc. ....................     1,105,480
    12,300   M&T Bank Corp. ............     1,293,468
    36,500   Mercantile Bankshares
               Corp. ...................     1,880,845
    57,950   North Fork Bancorp,
               Inc. ....................     1,627,815
    42,200   TCF Financial Corp. (c)....     1,092,136
    22,856   TD Banknorth, Inc. ........       681,109
    24,300   Zions Bancorp..............     1,786,779
                                          ------------
                                            11,650,132
                                          ------------

  SHARES
    OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
----------   ---------------------------  ------------
COMMON STOCKS, CONTINUED:
Commercial Services & Supplies (0.9%):
    13,700   HNI Corp. .................       700,755
    24,500   Republic Services, Inc. ...       882,245
                                          ------------
                                             1,583,000
                                          ------------
Computers & Peripherals (0.7%):
    10,500   Lexmark International,
               Inc., Class A (a)........       680,715
    17,500   NCR Corp. (a)..............       614,600
                                          ------------
                                             1,295,315
                                          ------------
Construction Materials (1.3%):
    13,400   Florida Rock Industries,
               Inc. (c).................       982,890
    21,400   Vulcan Materials Co. ......     1,390,786
                                          ------------
                                             2,373,676
                                          ------------
Containers & Packaging (1.1%):
    25,500   Ball Corp. (c).............       916,980
    47,300   Pactiv Corp. (a)...........     1,020,734
                                          ------------
                                             1,937,714
                                          ------------
Diversified Financial Services (0.7%):
    31,100   Principal Financial
               Group....................     1,303,090
                                          ------------
Diversified Telecommunication Services (2.2%):
    31,400   Alltel Corp. (c)...........     1,955,592
    56,600   CenturyTel, Inc. ..........     1,960,058
                                          ------------
                                             3,915,650
                                          ------------
Electric Utilities (3.8%):
    14,900   Allete, Inc. (c)...........       743,510
    19,000   Black Hills Corp. (c)......       700,150
    55,700   DPL, Inc. (c)..............     1,528,965
    48,000   Northeast Utilities........     1,001,280
    24,800   PPL Corp. .................     1,472,624
    62,600   Westar Energy, Inc. .......     1,504,278
                                          ------------
                                             6,950,807
                                          ------------
Electrical Equipment (1.2%):
    32,000   Ametek, Inc. ..............     1,339,200
    14,100   Cooper Industries Ltd.
               (Bermuda), Class A.......       900,990
                                          ------------
                                             2,240,190
                                          ------------
Electronic Equipment & Instruments (1.1%):
    71,200   Arrow Electronics, Inc.
               (a)......................     1,933,792
                                          ------------
Energy Equipment & Services (1.6%):
     7,500   Cal Dive International,
               Inc. (a).................       392,775
    33,274   National-Oilwell Varco,
               Inc. (a).................     1,581,846
    19,800   Unit Corp. (a).............       871,398
                                          ------------
                                             2,846,019
                                          ------------

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005
Continued

JPMORGAN INVESTMENT TRUST MID CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
AS OF JUNE 30, 2005
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
----------   ---------------------------  ------------
COMMON STOCKS, CONTINUED:
Food Products (2.7%):
    52,800   Dean Foods Co. (a).........     1,860,672
    68,200   Del Monte Foods Co. (a)....       734,514
    47,900   Hormel Foods Corp. ........     1,404,907
    13,200   JM Smucker Co. (The).......       619,608
     9,545   TreeHouse Foods, Inc.
               (a)......................       272,128
                                          ------------
                                             4,891,829
                                          ------------
Gas Utilities (1.3%):
    40,500   AGL Resources, Inc. .......     1,565,325
    31,200   UGI Corp. .................       870,480
                                          ------------
                                             2,435,805
                                          ------------
Health Care Providers & Services (6.0%):
    36,600   Coventry Health Care, Inc.
               (a)......................     2,589,450
    41,600   IMS Health, Inc. ..........     1,030,432
    27,100   Magellan Health Services,
               Inc. (a).................       956,901
    28,000   Manor Care, Inc. ..........     1,112,440
    46,100   Omnicare, Inc. (c).........     1,956,023
    18,000   Quest Diagnostics, Inc. ...       958,860
    21,700   Renal Care Group, Inc. (a)
               (c)......................     1,000,370
    24,700   Triad Hospitals, Inc.
               (a)......................     1,349,608
                                          ------------
                                            10,954,084
                                          ------------
Hotels, Restaurants & Leisure (2.2%):
    41,800   Applebees International,
               Inc. ....................     1,107,282
    51,100   Hilton Hotels Corp. (c)....     1,218,735
    38,900   Outback Steakhouse, Inc.
               (c)......................     1,759,836
                                          ------------
                                             4,085,853
                                          ------------
Household Durables (3.0%):
    17,800   Centex Corp. (c)...........     1,257,926
    24,800   Fortune Brands, Inc. ......     2,202,240
    15,700   Lennar Corp., Class A
               (c)......................       996,165
    11,900   Mohawk Industries, Inc.
               (a)......................       981,750
                                          ------------
                                             5,438,081
                                          ------------
Household Products (0.6%):
    20,400   Clorox Co. ................     1,136,688
                                          ------------
Industrial Conglomerates (1.2%):
    24,300   Carlisle Cos., Inc. .......     1,667,709
    13,000   Walter Industries, Inc. ...       522,600
                                          ------------
                                             2,190,309
                                          ------------
Insurance (8.1%):
    51,400   Assurant, Inc. ............     1,855,540
    32,180   Cincinnati Financial
               Corp. ...................     1,273,041
    20,900   Everest Re Group Ltd.
               (Bermuda)................     1,943,700
    40,102   Fidelity National
               Financial, Inc. .........     1,431,240

  SHARES
    OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
----------   ---------------------------  ------------
COMMON STOCKS, CONTINUED:
Insurance, continued:
    20,400   IPC Holdings Ltd.
               (Bermuda)................       808,248
    21,830   MBIA, Inc. ................     1,294,737
   103,050   Old Republic International
               Corp. ...................     2,606,135
    13,000   PartnerRe Ltd. (Bermuda)...       837,460
    28,700   Protective Life Corp. .....     1,211,714
    11,300   Stancorp Financial Group,
               Inc. ....................       865,354
    21,300   Willis Group Holdings Ltd.
               (Bermuda)................       696,936
                                          ------------
                                            14,824,105
                                          ------------
IT Services (0.5%):
    18,700   Affiliated Computer
               Services, Inc., Class A
               (a) (c)..................       955,570
                                          ------------
Machinery (1.7%):
    18,700   Crane Co. .................       491,810
    21,300   Harsco Corp. ..............     1,161,915
    14,700   Parker-Hannifin Corp. .....       911,547
    12,200   Pentair, Inc. .............       522,282
                                          ------------
                                             3,087,554
                                          ------------
Media (3.1%):
    66,200   Belo Corp., Class A (c)....     1,586,814
    46,100   Dex Media, Inc. ...........     1,125,301
    28,400   E.W. Scripps Co., Class
               A........................     1,385,920
    45,500   Interactive Data Corp.
               (a)......................       945,490
    10,900   Knight Ridder, Inc. (c)....       668,606
                                          ------------
                                             5,712,131
                                          ------------
Metals & Mining (1.1%):
    37,980   Arch Coal, Inc. (c)........     2,068,771
                                          ------------
Multi-Utilities (4.6%):
    38,800   CMS Energy Corp. (a) (c)...       584,328
    22,700   Energen Corp. .............       795,635
    55,200   Energy East Corp. .........     1,599,696
    50,520   MDU Resources Group, Inc.
               (c)......................     1,423,148
    41,900   Oneok, Inc. ...............     1,368,035
    17,900   Questar Corp. .............     1,179,610
    35,000   SCANA Corp. ...............     1,494,850
                                          ------------
                                             8,445,302
                                          ------------
Multiline Retail (2.3%):
    63,800   Family Dollar Stores,
               Inc. ....................     1,665,180
    24,400   May Department Stores Co.
               (The) (c)................       979,904
    51,800   Saks, Inc. (a) (c).........       982,646
    17,700   Tuesday Morning Corp.
               (c)......................       557,904
                                          ------------
                                             4,185,634
                                          ------------

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005
Continued

 6

JPMORGAN INVESTMENT TRUST MID CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
AS OF JUNE 30, 2005
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
----------   ---------------------------  ------------
COMMON STOCKS, CONTINUED:
Oil, Gas & Consumable Fuels (6.4%):
    16,800   Ashland, Inc. (a)..........     1,207,416
    49,824   Devon Energy Corp. ........     2,525,080
    15,700   Houston Exploration Co.
               (a)......................       832,885
    22,400   Kinder Morgan, Inc. .......     1,863,680
    32,300   Marathon Oil Corp. ........     1,723,851
    29,500   Newfield Exploration Co.
               (a) (c)..................     1,176,755
    32,100   Pioneer Natural Resources
               Co. .....................     1,350,768
    37,900   Range Resources Corp. .....     1,019,510
                                          ------------
                                            11,699,945
                                          ------------
Paper & Forest Products (0.5%):
    30,900   MeadWestvaco Corp. (c).....       866,436
                                          ------------
Personal Products (0.4%):
    18,200   Estee Lauder Cos., Inc.,
               Class A..................       712,166
                                          ------------
Real Estate (6.5%):
    32,600   AMB Property Corp.
               (REIT)...................     1,415,818
    57,300   American Financial Realty
               Trust (REIT) (c).........       881,274
    11,900   AvalonBay Communities, Inc.
               (REIT)...................       961,520
    13,500   Boston Properties, Inc.
               (REIT)...................       945,000
    33,600   Brookfield Properties Co.
               (Canada).................       967,680
    32,800   Cousins Properties, Inc.
               (REIT)...................       970,224
    15,500   Kimco Realty Corp. (REIT),
               FRN (c)..................       913,105
    39,720   Liberty Property Trust
               (REIT)...................     1,759,993
    16,500   PS Business Parks, Inc.,
               Class A (REIT)...........       733,425
    23,400   Rayonier, Inc. (REIT)
               (c)......................     1,240,902
    44,700   United Dominion Realty
               Trust, Inc. (REIT).......     1,075,035
                                          ------------
                                            11,863,976
                                          ------------
Road & Rail (0.7%):
    64,900   Hunt (J.B.) Transport
               Services, Inc. ..........     1,252,570
                                          ------------
Software (0.7%):
    46,000   Computer Associates
               International, Inc. .....     1,264,080
                                          ------------
Specialty Retail (4.9%):
    10,300   Advance Auto Parts, Inc.
               (a)......................       664,865
    70,300   Autonation, Inc. (a).......     1,442,556
    21,900   AutoZone, Inc. (a).........     2,024,874
    29,600   Limited Brands, Inc. ......       634,032
    12,600   Sherwin-Williams Co.
               (The)....................       593,334

  SHARES
    OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
----------   ---------------------------  ------------
COMMON STOCKS, CONTINUED:
Specialty Retail, continued:
    38,800   Tiffany & Co. .............     1,271,088
    90,900   TJX Cos., Inc. ............     2,213,415
                                          ------------
                                             8,844,164
                                          ------------
Textiles, Apparel & Luxury Goods (2.4%):
    25,900   Columbia Sportswear Co. (a)
               (c)......................     1,279,201
    15,400   Jones Apparel Group,
               Inc. ....................       478,016
    44,600   V.F. Corp. ................     2,552,012
                                          ------------
                                             4,309,229
                                          ------------
Thrifts & Mortgage Finance (4.6%):
    33,900   Golden West Financial
               Corp. ...................     2,182,482
    97,400   Hudson City Bancorp,
               Inc. ....................     1,111,334
    28,400   Independence Community Bank
               Corp. (c)................     1,048,812
    13,900   MGIC Investment Corp. .....       906,558
    25,700   Radian Group, Inc. ........     1,213,554
    88,600   Sovereign Bancorp, Inc. ...     1,979,324
                                          ------------
                                             8,442,064
                                          ------------
Trading Companies & Distributors (0.3%):
    19,000   Hughes Supply, Inc. .......       533,900
                                          ------------
Wireless Telecommunication Services (0.7%):
    16,900   Telephone & Data Systems,
               Inc. ....................       689,689
    17,300   Telephone & Data Systems,
               Inc., Special Shares.....       663,282
                                          ------------
                                             1,352,971
                                          ------------
  Total Common Stocks (Cost
   $159,690,816)........................   181,421,985
                                          ------------
SHORT-TERM INVESTMENTS (3.7%):
INVESTMENT COMPANY (3.7%):
 6,786,473   JPMorgan Liquid Assets
               Money Market Fund (b)
               (Cost $6,786,473)........     6,786,473
                                          ------------
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED
  (13.4%):
Certificates of Deposit (0.1%):
   148,513   Fifth Third Bancorp 3.30%,
               07/01/05.................       148,513
                                          ------------
Investment Companies (11.5%):
20,914,060   BGI Prime Money Market
               Fund.....................    20,914,060
                                          ------------
Medium Term Note (1.8%):
   198,090   American Honda Finance
               Corp., FRN, 3.39%,
               07/01/05.................       198,090
   476,395   CC USA Inc., FRN, 3.61%,
               07/01/05.................       476,395

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005
Continued

JPMORGAN INVESTMENT TRUST MID CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
AS OF JUNE 30, 2005
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
----------   ---------------------------  ------------
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED,
  CONTINUED:
Medium Term Note, continued:
    99,045   Citigroup Global Markets
               Holdings Inc., FRN,
               3.50%, 09/12/05..........        99,045
   247,664   Credit Suisse First Boston
               Inc., FRN, 3.51%,
               07/01/05.................       247,664
   198,090   General Electric Capital
               Corp., FRN, 3.21%,
               07/25/05.................       198,090
   476,397   Lehman Brothers Holdings,
               Inc., FRN, 3.40%,
               07/01/05.................       476,397
   247,539   Liberty Lighthouse Co. LLC,
               FRN, 3.40%, 07/01/05.....       247,539
   148,568   MBIA Global Funding LLC,
               FRN, 3.41%, 07/26/05.....       148,568
   148,568   Merrill Lynch & Co., FRN,
               3.45%, 07/01/05..........       148,568

  SHARES
    OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
----------   ---------------------------  ------------
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED,
  CONTINUED:
Medium Term Note, continued:
   247,612   Sigma Finance Corp., FRN,
               3.59%, 07/01/05..........       247,612
   148,528   Sigma Finance Corp., FRN,
               3.60%, 07/01/05..........       148,528
    99,045   Wells Fargo & Co., FRN,
               3.36%, 07/01/05..........        99,045
   476,397   Wells Fargo & Co., FRN,
               3.45%, 07/01/05..........       476,397
                                          ------------
                                             3,211,938
                                          ------------
  Total Investments of Cash Collateral
  for Securities Loaned (Cost
  $24,274,511)                              24,274,511
                                          ------------
TOTAL INVESTMENTS (116.7%):
  (Cost $190,751,800)                      212,482,969
LIABILITIES IN EXCESS OF OTHER ASSETS
  (16.7%):                                 (30,368,658)
                                          ------------
NET ASSETS (100.0%):                      $182,114,311
                                          ============

------------
Percentages indicated are based on net assets.

Abbreviations:

REIT Real Estate Investment Trust.
FRN Floating Rate Note. The rate shown is the rate in effect as of June 30, 2005.
(a)  Non-income producing security.
(b) Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.
(c) Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

See notes to financial statements.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

 8

JPMORGAN INVESTMENT TRUST MID CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
AS OF JUNE 30, 2005
(UNAUDITED)

ASSETS:
Investments in non-affiliates, at value.....................    $205,696,496
Investments in affiliates, at value.........................       6,786,473
                                                                ------------
Total investment securities at value........................     212,482,969
Cash........................................................           5,778
Receivables:
  Investment securities sold................................         816,820
  Fund shares sold..........................................         346,095
  Interest and dividends....................................         268,852
Prepaid expenses and other assets...........................           6,747
                                                                ------------
Total Assets................................................     213,927,261
                                                                ------------
LIABILITIES:
Payables:
  Investment securities purchased...........................       1,694,513
  Collateral for securities lending program.................      24,274,511
  Fund shares redeemed......................................       5,697,283
Accrued liabilities:
  Investment advisory fees..................................         111,067
  Administration fees.......................................          22,315
  Custodian fees............................................             822
  Trustees' fees - deferred.................................             407
  Other.....................................................          12,032
                                                                ------------
Total Liabilities...........................................      31,812,950
                                                                ------------
NET ASSETS:.................................................    $182,114,311
                                                                ============
Paid in Capital.............................................     147,264,065
Accumulated undistributed (distributions in excess of) net
  investment income.........................................         860,798
Accumulated undistributed net realized gains (losses) from
  investments...............................................      12,258,279
Net unrealized appreciation (depreciation) from
  investments...............................................      21,731,169
                                                                ------------
Net Assets..................................................    $182,114,311
                                                                ============
SHARES OF BENEFICIAL INTEREST OUTSTANDING:..................      11,925,717
                                                                ============
Net asset value, offering and redemption price per share....    $      15.27
                                                                ============
Cost of Investments.........................................    $190,751,800
Investment securities on loan, at value.....................      23,787,694

See notes to financial statements.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

JPMORGAN INVESTMENT TRUST MID CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2005
(UNAUDITED)

INVESTMENT INCOME:
Dividend income.............................................    $ 1,463,122
Dividend income from affiliates*............................         91,238
Income from securities lending (net)........................         11,152
Foreign taxes withheld......................................           (730)
                                                                -----------
Total Investment Income.....................................      1,564,782
                                                                -----------
EXPENSES:
Investment advisory fees....................................        553,860
Administration fees.........................................        110,211
Custodian fees..............................................          8,372
Professional fees...........................................          9,551
Trustees' fees..............................................            315
Transfer agent fees.........................................          5,696
Other.......................................................          9,274
                                                                -----------
Total Expenses..............................................        697,279
                                                                -----------
Net Investment Income (Loss)................................        867,503
                                                                -----------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain (loss) on investments.....................     12,571,780
Change in net unrealized appreciation/depreciation of
  investments...............................................     (3,980,702)
                                                                -----------
Net realized/unrealized gains (losses) on investments.......      8,591,078
                                                                -----------
Change in net assets resulting from operations..............    $ 9,458,581
                                                                ===========
* Includes reimbursements of investment advisory and
  administration fees:......................................    $    14,218
                                                                -----------

See notes to financial statements.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

 10

JPMORGAN INVESTMENT TRUST MID CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                 SIX MONTHS
                                                                   ENDED
                                                                  JUNE 30,         YEAR ENDED
                                                                    2005          DECEMBER 31,
                                                                (UNAUDITED)           2004
                                                              ----------------    ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)..............................    $    867,503      $    955,279
  Net realized gain (loss) on investments...................      12,571,780        13,972,196
  Change in net unrealized appreciation/depreciation of
    investments.............................................      (3,980,702)        2,698,001
                                                                ------------      ------------
Increase (decrease) in net assets from operations...........       9,458,581        17,625,476
                                                                ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income................................        (960,163)         (595,535)
  From net realized gains...................................     (11,103,619)               --
                                                                ------------      ------------
Total distributions to shareholders.........................     (12,063,782)         (595,535)
                                                                ------------      ------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares issued...............................      53,925,304        31,689,833
  Dividends reinvested......................................      12,063,774           595,535
  Cost of shares redeemed...................................     (19,440,927)      (23,515,982)
                                                                ------------      ------------
Increase (decrease) from capital transactions...............      46,548,151         8,769,386
                                                                ------------      ------------
NET ASSETS:
  Total increase (decrease) in net assets...................      43,942,950        25,799,327
  Beginning of period.......................................     138,171,361       112,372,034
                                                                ------------      ------------
  End of period.............................................    $182,114,311      $138,171,361
                                                                ============      ============
Accumulated undistributed (distributions in excess of) net
  investment income.........................................    $    860,798      $    953,458
                                                                ============      ============
SHARE TRANSACTIONS:
  Issued....................................................       3,642,076         2,181,587
  Reinvested................................................         825,720            41,675
  Redeemed..................................................      (1,274,790)       (1,643,909)
                                                                ------------      ------------
Change in Shares............................................       3,193,006           579,353
                                                                ============      ============

See notes to financial statements.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

                      (This page intentionally left blank)

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

 12

JPMORGAN INVESTMENT TRUST MID CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                                   PER SHARE OPERATING PERFORMANCE
                                     --------------------------------------------------------------------------------------------
                                                    INVESTMENT OPERATIONS                               DISTRIBUTIONS
                                     ----------------------------------------------------   -------------------------------------
                                                               NET REALIZED
                                                                   AND
                                     NET ASSET      NET         UNREALIZED
                                      VALUE,     INVESTMENT       GAINS        TOTAL FROM      NET         NET
                                     BEGINNING     INCOME      (LOSSES) ON     INVESTMENT   INVESTMENT   REALIZED       TOTAL
                                     OF PERIOD     (LOSS)      INVESTMENTS     OPERATIONS     INCOME      GAINS     DISTRIBUTIONS
                                     ---------   ----------   --------------   ----------   ----------   --------   -------------
Six Months Ended June 30, 2005
 (Unaudited).......................   $15.82       $ 0.08         $ 0.72         $ 0.80      $ (0.11)     $(1.24)      $(1.35)
Year Ended December 31, 2004.......    13.78         0.11           2.00           2.11        (0.07)         --        (0.07)
Year Ended December 31, 2003.......    10.45         0.07           3.33           3.40        (0.07)         --        (0.07)
Year Ended December 31, 2002.......    12.68         0.07          (1.55)         (1.48)          --       (0.75)       (0.75)
Year Ended December 31, 2001.......    13.16         0.08           0.45           0.53        (0.08)      (0.93)       (1.01)
Year Ended December 31, 2000.......    10.39         0.11           2.77           2.88        (0.11)         --(c)     (0.11)

------------

(a) Annualized for periods less than one year.

(b) Not annualized for periods less than one year.

(c) Amount less than $0.01.

See notes to financial statements.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

--------------------------------------------------------------------------------

                                                                                        RATIOS/SUPPLEMENTAL DATA:
                                                                         --------------------------------------------------------
                                                                                           RATIOS TO AVERAGE NET ASSETS: (a)
                                                                                      -------------------------------------------
                                                                                                                     EXPENSES
                                         NET ASSET                       NET ASSETS                     NET       WITHOUT WAIVERS
                                          VALUE,                           END OF                    INVESTMENT   REIMBURSEMENTS
                                          END OF           TOTAL           PERIOD         NET          INCOME      AND EARNINGS
                                          PERIOD        RETURN (b)        (000'S)       EXPENSES       (LOSS)         CREDITS
                                         ---------   -----------------   ----------   ------------   ----------   ---------------
  Six Months Ended June 30, 2005
  Unaudited.............................  $15.27            5.41%         $182,114        0.93%         1.16%          0.93%
  Year Ended December 31, 2004..........   15.82           15.40           138,171        0.92          0.81           0.93
  Year Ended December 31, 2003..........   13.78           32.75           112,372        0.93          0.65           0.97
  Year Ended December 31, 2002..........   10.45          (12.85)           76,913        0.95          0.61           0.98
  Year Ended December 31, 2001..........   12.68            4.80            82,331        0.95          0.67           0.97
  Year Ended December 31, 2000..........   13.16           27.91            65,157        0.95          1.03           1.00

                                          RATIOS/SUPPLEMENTAL DATA:
                                          -------------

                                            PORTFOLIO
                                            TURNOVER
                                            RATE (b)
                                          -------------
  Six Months Ended June 30, 2005
  Unaudited.............................        26%
  Year Ended December 31, 2004..........        75
  Year Ended December 31, 2003..........        54
  Year Ended December 31, 2002..........       106
  Year Ended December 31, 2001..........       103
  Year Ended December 31, 2000..........       141

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

 14

JPMORGAN INVESTMENT TRUST MID CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION

   JPMorgan Investment Trust (formerly One Group Investment Trust) (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The Mid Cap Value Portfolio is a separate Portfolio of the Trust (the "Portfolio").

   Effective May 1, 2005, the Board of Trustees approved the name change from One Group Investment Trust Mid Cap Value Portfolio to JPMorgan Investment Trust Mid Cap Value Portfolio.

   Portfolio shares are offered only to separate accounts of participating insurance companies and eligible plans. Individuals may not purchase shares directly from the Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     A. VALUATION OF INVESTMENTS

     Listed securities are valued at the last sale price on the exchange on which they are primarily traded. The value of National Market Systems equity securities quoted by the NASDAQ Stock Market shall generally be the NASDAQ Official Closing Price. Unlisted securities are valued at the last sale price provided by an independent pricing agent or principal market maker. Listed securities for which the latest sales prices are not available are valued at the mean of the latest bid and ask price as of the closing of the primary exchange where such securities are normally traded. Fixed income securities with a maturity of 61 days or more held by the funds will be valued each day based on readily available market quotations received from third party broker-dealers of comparable securities or independent or affiliated pricing services approved by the Board of Trustees. Such pricing services and broker-dealers will generally provide bid-side quotations. Short-term investments maturing in less than 61 days are valued at amortized cost, which approximates market value. Investments in other open-end investment companies are valued at such investment company's current day closing net asset value per share.

     Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Trustees. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. In accordance with procedures adopted by the Trustees, the Funds apply fair value pricing on a daily basis for all non-U.S. and non-Canadian equity securities held in their portfolios by utilizing the quotations of an independent pricing service, unless a Fund's adviser determines that use of another valuation methodology is appropriate. The pricing services uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value as of the time a Fund calculates its net asset value.

     B. REPURCHASE AGREEMENTS

     The Portfolio may enter into repurchase agreement transactions with institutions that meet the advisor's credit guidelines. Each repurchase agreement is valued at amortized cost. The Portfolio requires that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Portfolio to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Portfolio may be delayed or limited.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005
Continued

JPMORGAN INVESTMENT TRUST MID CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

     C. SECURITIES LENDING

     To generate additional income, the Portfolio may lend up to 33 1/3 of its assets pursuant to agreements ("borrower agreements") requiring that the loan be continuously secured by cash or securities issued by the U.S. government or its agencies or instrumentalities (collectively, U.S. government securities"). JPMorgan Chase Bank, N.A. ("JPMCB"), an affiliate of the Portfolio, serves as lending agent to the Portfolio pursuant to a Securities Lending Agreement approved by the Board of Trustees (the "Securities Lending Agreement"). The Securities Lending Agreement was effective with respect to the Mid Cap Value Portfolio on October 18, 2004 and an amended and restated agreement was approved by the Board at a meeting held on August 11, 2005.

     Under the Securities Lending Agreement, JPMCB acting as agent for the Portfolio loans securities to approved borrowers pursuant to approved borrower agreements in exchange for collateral equal to at least 100% of the market value of the loaned securities plus accrued interest. During the term of the loan, the Portfolio receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral in accordance with investment guidelines contained in the Securities Lending Agreement. For loans secured by cash, the Portfolio retains the interest on cash collateral investments but is required to pay the borrower a rebate for use of the cash collateral. For loans secured by US government securities, the borrower pays a borrower fee to the lending agent on behalf of the Portfolio. The net income earned on the securities lending (after payment of rebates and fees) is included in the Statement of Operations as Income from securities lending (net). Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

     Under the Securities Lending Agreement, JPMCB is entitled to a fee equal to
     (i) 6 basis points (.06 of 1%), calculated on an annualized basis and accrued daily, based upon the value of Collateral received from Borrowers for each Loan of U.S. Securities outstanding during a given month under this Lending Agreement; and (ii) 11.42 basis points (.1142 of 1%), calculated on an annualized basis and accrued daily, based upon the value of Collateral received from Borrowers for each Loan of non-U.S. Securities outstanding during a given month under this Lending Agreement. For the period from the effective date of the Agreement through June 30, 2005, JPMCB voluntarily reduced its fees to: (i) 5 basis points (.05 of 1%) for each Loan of U.S. Securities and (ii) 10 basis points (.1 of 1%) for each Loan of non-U.S. Securities, respectively.

     As of June 30, 2005, the Portfolio had securities with the following market values on loan, received the following collateral for the period then ended and paid the following amounts to related party affiliates:

 LENDING      MARKET      MARKET VALUE
  AGENT      VALUE OF      OF LOANED
FEES PAID   COLLATERAL*    SECURITIES
---------   -----------   ------------
 $4,870     $24,274,511   $23,787,694

     * Includes securities and cash collateral.

     Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMCB will indemnify the Portfolio for any losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Portfolio or the borrower at any time, and are, therefore, not considered to be illiquid investments.

     D. SECURITY TRANSACTIONS AND INVESTMENT INCOME

     Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the interest method adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date or when the Portfolio first learns of the dividend.

     The Portfolio records distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005
Continued

 16

JPMORGAN INVESTMENT TRUST MID CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

     amounts of income, realized gain and return of capital may differ from the estimated amounts. The Portfolio adjusts the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

     E. ALLOCATION OF EXPENSES

     Expenses directly attributable to the Portfolio are charged directly to the Portfolio while the expenses attributable to more than one Portfolio of the Trust are allocated among the respective Portfolios.

     F. FEDERAL INCOME TAXES

     The Portfolio is treated as a separate taxable entity for Federal income tax purposes. The Portfolio's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary. The Portfolio is also a segregated portfolio of assets for insurance purposes and intends to comply with the diversification requirements at Subchapter L of the Internal Revenue Code.

     G. FOREIGN TAXES

     The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

     H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income generally are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Distributions from net investment income and from net capital gains are determined in accordance with U.S. income tax regulations, which may differ from U.S. generally accepted accounting principles.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     A. INVESTMENT ADVISORY FEE

     Pursuant to the Investment Advisory Agreement, JPMorgan Investment Advisors Inc. (the "Advisor") (formerly known as Banc One Investment Advisors Corporation) acts as the investment advisor to the Portfolio. The Advisor is an indirect wholly-owned subsidiary of JPMCB, which is a subsidiary of JPMorgan Chase & Co ("JPMorgan"). The Advisor supervises the investments of the Portfolio and for such services is paid a fee. The fee is accrued daily and paid monthly based on the Portfolio's average daily net assets. The annual fee rate for the Mid Cap Value Portfolio is 0.74%.

     The Portfolio may invest in one or more money market funds advised by the Advisor or its affiliates. Investment advisory and administrative fees are waived and/or reimbursed to the Portfolio in an amount sufficient to offset any doubling up of these fees related to the Portfolio's investment in an affiliated money market fund.

     B. ADMINISTRATION FEE

     Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the "Administrator") (formerly One Group Administrative Services, Inc.), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. ("JPMorgan"), provides certain administration services to the Portfolio. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.18% of the first $250 million of the average daily net assets of the Trust (excluding the Equity Index Portfolio) and 0.14% of the average daily net assets of the Trust in excess of $250 million (excluding the Equity Index Portfolio).

     Effective October 18, 2004, JPMCB began providing portfolio fund accounting services and receives a portion of the fees payable to the Administrator. Prior to this date, BISYS Fund Services, L.P. ("BISYS") served as the Portfolio's fund accounting agent and received a portion of the fees paid to the Administrator.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005
Continued

JPMORGAN INVESTMENT TRUST MID CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

     Effective July 1, 2005, J.P. Morgan Investor Services, Co. ("JPMIS") began serving as the Portfolio's sub-administrator. For its services as sub-administrator, JPMIS receives a portion of the fees payable to the Administrator. Prior to July 1, 2005, BISYS served as the Portfolio's sub-administrator. For its services as sub-administrator, BISYS received a portion of the fees paid to the Administrator.

     C. DISTRIBUTION FEES

     Effective May 1, 2005, pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the "Distributor"), a wholly-owned subsidiary of JPMorgan, began serving as the Trust's exclusive underwriter and promotes and arranges for the sale of the Portfolio's shares. The Distributor receives no compensation in its capacity as the Portfolio's underwriter.

     D. CUSTODIAN FEES

     On August 12, 2004, the Board of Trustees approved an agreement with JPMCB to act as the Portfolio's custodian. The transition to JPMCB from the previous service provider was completed on October 18, 2004 for the Mid Cap Value Portfolio.

     The amounts paid directly to JPMCB by the Portfolio for custody services are included in custodian fees in the Statement of Operations. The custodian fees may be reduced by credits earned by the Portfolio, based on uninvested cash balances held by the custodian.

     E. WAIVERS AND REIMBURSEMENTS

     The Advisor and Administrator have contractually agreed to waive fees or reimburse the Portfolio to the extent that total operating expenses (excluding dividend expenses on short sales, interest, taxes, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.95% of the Portfolio's average daily net assets.

     The contractual expense limitation agreements were in effect for the period ended June 30, 2005. The expense limitation percentage above is in place until at least April 30, 2006.

     F. OTHER

     Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Distributor. Such officers receive no compensation from the Portfolio for serving in their respective roles.

     The Trust adopted a Trustee Deferred Compensation Plan (the "Plan") which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various JPMorgan Funds until distribution in accordance with the Plan.

     During the period, the Portfolio may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

     The Portfolio may use related party brokers/dealers. For the period ended June 30, 2005, the Portfolio did not incur any brokerage commissions with brokers/dealers affiliated with the Advisor.

     The SEC has granted an exemptive order permitting the Portfolio to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

4. INVESTMENT TRANSACTIONS

   During the period ended June 30, 2005, purchases and sales of investments (excluding short-term investments) were as follows:

   PURCHASES            SALES
   (EXCLUDING         (EXCLUDING       PURCHASES OF        SALES OF
U.S. GOVERNMENT)   U.S. GOVERNMENT)   U.S. GOVERNMENT   U.S. GOVERNMENT
----------------   ----------------   ---------------   ---------------
  $ 81,824,563       $ 38,615,263          --                --

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005
Continued

 18

JPMORGAN INVESTMENT TRUST MID CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

5. FEDERAL INCOME TAX MATTERS

   For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at June 30, 2005, were as follows:

                  GROSS          GROSS       NET UNREALIZED
 AGGREGATE      UNREALIZED     UNREALIZED     APPRECIATION
    COST       APPRECIATION   DEPRECIATION   (DEPRECIATION)
------------   ------------   ------------   --------------
$190,751,800   $23,507,102    $(1,775,933)    $21,731,169

6. BORROWINGS

   Effective February 18, 2005, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the JPMorgan Funds including the Portfolio. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Portfolio's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing.

   As of June 30, 2005, the Portfolio had no outstanding borrowings from the unsecured uncommitted credit facility.

7. CONCENTRATIONS AND INDEMNIFICATIONS

   In the normal course of business the Portfolio enters into contracts that contain a variety of representations which provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

JPMORGAN INVESTMENT TRUST MID CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

TRUSTEES

                                                              NUMBER OF FUNDS
                                                                     IN
NAME (YEAR OF BIRTH);                                           FUND COMPLEX
POSITIONS WITH                  PRINCIPAL OCCUPATIONS             OVERSEEN           OTHER DIRECTORSHIPS HELD
THE TRUST (SINCE)                DURING PAST 5 YEARS           BY TRUSTEE(1)           OUTSIDE FUND COMPLEX
------------------------   -------------------------------   ------------------   -------------------------------
INDEPENDENT TRUSTEES
William J. Armstrong       Retired; Vice President &                114           None.
(1941); Trustee            Treasurer of Ingersoll-Rand
since 2005.                Company (manufacturer of
                           industrial equipment)
                           (1972-2000).


Roland R. Eppley, Jr.      Retired; President & Chief               114           Director, Janel Hydro, Inc.
(1932); Trustee            Executive Officer, Eastern                             (automotive) (1993-present).
since 2005.                Sales Bankcard (1971-1988).


John F. Finn               President and Chief Executive            113*          Director, Cardinal Health, Inc
(1947); Trustee            Officer of Gardner, Inc.                               (CAH) (1994-present).
since 1998.                (wholesale distributor to
                           outdoor power equipment
                           industry) (1979-present).


Dr. Matthew Goldstein      Chancellor of the City                   114           Trustee of Bronx-Lebanon
(1941); Trustee            University of New York                                 Hospital Center (1992-present);
since 2005.                (1999-present); President,                             Director of New Plan Excel
                           Adelphi University (New York)                          Realty Trust, Inc. (real estate
                           (1998-1999).                                           investment trust) (2000-
                                                                                  present); Director of Lincoln
                                                                                  Center Institute for the Arts
                                                                                  in Education (1999-present).


Robert J. Higgins          Retired; Director of                     114           Director of Providian Financial
(1945);                    Administration of the State of                         Corp. (banking) (2002-present).
Trustee since 2005.        Rhode Island (2003-2004);
                           President - Consumer Banking
                           and Investment Services, Fleet
                           Boston Financial (1971-2001).


Peter C. Marshall          Self-employed business                   113*          None.
(1942); Trustee since      consultant (2002-present);
1994.                      Senior Vice President, W.D.
                           Hoard, Inc. (corporate parent
                           of DCI Marketing, Inc.)
                           (2000-2002); President, DCI
                           Marketing, Inc. (1992-2000).


Marilyn McCoy              Vice President of                        113*          Director, Mather LifeWays
(1948); Trustee since      Administration and Planning,                           (1994- present); Director,
1999.                      Northwestern University                                Carleton College
                           (1985-present).                                        (2003-present).


William G. Morton, Jr.     Retired; Chairman Emeritus               114           Director of Radio Shack
(1937); Trustee since      (2001-2002), and Chairman and                          Corporation (electronics)
2005.                      Chief Executive Officer, Boston                        (1987-present); Director of The
                           Stock Exchange (1985-2001).                            National Football Foundation
                                                                                  and College Hall of Fame (1994-
                                                                                  present); Trustee of the
                                                                                  Berklee College of Music
                                                                                  (1998-present); Trustee of the
                                                                                  Stratton Mountain School
                                                                                  (2001-present).


Robert A. Oden, Jr.        President, Carleton College              113*          Director, American University
(1946); Trustee since      (2002-present); President,                             in Cairo.
1997.                      Kenyon College (1995-2002).


Fergus Reid, III (1932);   Chairman of Lumelite                     114           Trustee of Morgan Stanley Funds
Trustee (Chairman) since   Corporation (plastics                                  (209 portfolios)
2005.                      manufacturing) (2003- present);                        (1995-present).
                           Chairman and Chief Executive
                           Officer of Lumelite Corporation
                           (1985-2002).


JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

 20

JPMORGAN INVESTMENT TRUST MID CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

TRUSTEES, CONTINUED

                                                              NUMBER OF FUNDS
                                                                     IN
NAME (YEAR OF BIRTH);                                           FUND COMPLEX
POSITIONS WITH                  PRINCIPAL OCCUPATIONS             OVERSEEN           OTHER DIRECTORSHIPS HELD
THE TRUST (SINCE)                DURING PAST 5 YEARS           BY TRUSTEE(1)           OUTSIDE FUND COMPLEX
------------------------   -------------------------------   ------------------   -------------------------------
Frederick W. Ruebeck       Advisor, Jerome P. Green &               113*          Director, AMS Group (2001-
(1939); Trustee since      Associates, LLC (broker-dealer)                        present); Director, Wabash
1994.                      (2002-present); Investment                             College (1988-present);
                           Officer, Wabash College                                Trustee, Seabury- Western
                           (2004-present); self-employed                          Theological Seminary
                           consultant (January                                    (1993-present); Chairman,
                           2000-present); Director of                             Indianapolis Symphony Orchestra
                           Investments, Eli Lilly and                             Foundation (1994-present).
                           Company (1988-1999).


James J. Schonbachler      Retired; Managing Director of            114           None.
(1943); Trustee since      Bankers Trust Company
2005.                      (financial services)
                           (1968-1998).

INTERESTED TRUSTEE


Leonard M. Spalding,       Retired; Chief Executive                 114           None.
Jr.** (1935); Trustee      Officer of Chase Mutual Funds
since 2005.                (investment company)
                           (1989-1998); President & Chief
                           Executive Officer of Vista
                           Capital Management (investment
                           management) (1990-1998); Chief
                           Investment Executive of Chase
                           Manhattan Private Bank
                           (investment management)
                           (1990-1998).

------------

(1) A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies.
     The JPMorgan Funds Complex for which the Board of Trustees includes nine registered investment companies (114 funds) as of August 29, 2005.
  * This Trustee does not oversee the UM Investment Trust II which is the registered investment company for the Undiscovered Managers Spinnaker Fund, and therefore oversees eight registered investment companies (113 funds) as of August 29, 2005.
 ** Mr. Spalding is deemed to be an "interested person" due to his ownership of JPMorgan Chase stock.

The contact address for each of the Trustees is 522 Fifth Avenue, New York, NY 10036.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

JPMORGAN INVESTMENT TRUST MID CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

OFFICERS

NAME (YEAR OF BIRTH),
POSITIONS HELD WITH
THE TRUST (SINCE)                       PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS
----------------------------   ------------------------------------------------------------
George C.W. Gatch (1962),      Managing Director of JPMorgan Investment Management Inc.;
President (2004)               Director and President, JPMorgan Distribution Services, Inc.
                               and JPMorgan Funds Management, Inc. since 2005; Mr. Gatch is
                               CEO and President of JPMorgan Funds. Mr. Gatch has been an employee since 1986. Mr. Gatch has held positions such as
                               President and CEO of DKB Morgan, a Japanese mutual fund
                               company which was a joint venture between J.P. Morgan and
                               Dai-Ichi Kangyo Bank, as well as positions in business
                               management, marketing and sales.


Robert L. Young (1963),        Director and Vice President of JPMorgan Distribution
Senior Vice President          Services, Inc. and JPMorgan Funds Management, Inc.; Chief
(2004)*                        Operating Officer, JPMorgan Funds since 2005, and One Group
                               Mutual Funds from 2001 until 2005. Mr. Young was Vice
                               President and Treasurer, JPMorgan Funds Management, Inc.
                               (formerly One Group Administrative Services) and Vice
                               President and Treasurer, JPMorgan Distribution Services,
                               Inc. (formerly One Group Dealer Services, Inc.) from 1999 to
                               2005.


Patricia A. Maleski (1960),    Vice President, JPMorgan Funds Management, Inc.; previously,
Vice President and Chief       Treasurer, JPMorgan Funds and Head of Funds Administration
Administrative Officer         and Board Liaison. Ms. Maleski was the Vice President of
(2004)                         Finance for the Pierpont Group, Inc., an independent company owned by the Board of Directors/Trustees of the JPMorgan
                               Funds, prior to joining J.P. Morgan Chase & Co. in 2001.


Stephanie J. Dorsey (1969),    Vice President, JPMorgan Funds Management, Inc.; Director of
Treasurer (2004)*              Mutual Fund Administration, JPMorgan Funds Management, Inc.
                               (formerly One Group Administrative Services), from 2004 to
                               2005; Ms. Dorsey worked for JPMorgan Chase & Co., (formerly
                               Bank One Corporation) from 2003 to 2004; prior to joining
                               Bank One Corporation, she was a Senior Manager specializing in Financial Services audits at PricewaterhouseCoopers LLP from 1992 through 2002.


Stephen M. Ungerman (1953),    Senior Vice President, JPMorgan Chase & Co.; Mr. Ungerman
Senior Vice President, Chief   was head of Fund Administration - Pooled Vehicles from 2000
Compliance Officer (2004)      to 2004. Mr. Ungerman held a number of positions in
                               Prudential Financial's asset management business prior to
                               2000.


Paul L. Gulinello (1950),      Vice President and Anti Money Laundering Compliance Officer
AML Compliance Officer         for JPMorgan Asset Management Americas, additionally
(2005)                         responsible for personal trading and compliance testing
                               since 2004; Treasury Services Operating Risk Management and
                               Compliance Executive supporting all JPMorgan Treasury
                               Services business units from July 2000 to 2004.


Stephen M. Benham (1959),      Vice President and Assistant General Counsel, JPMorgan Chase
Secretary (2005)               & Co. since 2004; Vice President (Legal Advisory) of Merrill
                               Lynch Investment Managers, L.P. from 2000 to 2004; attorney associated with Kirkpatrick & Lockhart LLP from 1997 to
                               2000.


Elizabeth A. Davin (1964),     Vice President and Assistant General Counsel, JPMorgan Chase
Assistant Secretary (2004)*    & Co. since 2005; Senior Counsel, JPMorgan Chase & Co.
                               (formerly Bank One Corporation) from 2004-2005; Assistant
                               General Counsel and Associate General Counsel and Vice
                               President, Gartmore Global Investments, Inc. from 1999 to
                               2004.


Jessica K. Ditullio (1962),    Vice President and Assistant General Counsel, JPMorgan Chase
Assistant Secretary (2000)*    & Co. since 2005; Ms. Ditullio has served as attorney with various titles for JPMorgan Chase & Co. (formerly Bank One
                               Corporation) since 1990.


Nancy E. Fields (1949),        Vice President, JPMorgan Funds Management, Inc. and JPMorgan
Assistant Secretary (2000)*    Distribution Services, Inc.; from 1999-2005, Director,
                               Mutual Fund Administration, JPMorgan Funds Management, Inc.
                               (formerly One Group Administrative Services, Inc.) and
                               Senior Project Manager, Mutual Funds, JPMorgan Distribution
                               Services, Inc. (formerly One Group Dealer Services, Inc.).


Suzanne E. Cioffi (1967),      Vice President, JPMorgan Funds Management, Inc., responsible
Assistant Treasurer (2005)     for mutual fund financial reporting. Ms. Cioffi has overseen various fund accounting, custody and administration
                               conversion projects during the past five years.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

 22

JPMORGAN INVESTMENT TRUST MID CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

OFFICERS, CONTINUED

NAME (YEAR OF BIRTH),
POSITIONS HELD WITH
THE TRUST (SINCE)                       PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS
----------------------------   ------------------------------------------------------------


Christopher D. Walsh (1965),   Vice President, JPMorgan Funds Management, Inc., Mr. Walsh
Assistant Treasurer (2004)     has managed all aspects of institutional and retail mutual fund administration and vendor relationships within the
                               mutual funds, commingled/ERISA funds, 3(c)(7) funds, hedge funds and LLC products. Mr. Walsh was a director of Mutual
                               Fund Administration at Prudential Investments from 1996 to
                               2000.

Arthur A. Jensen (1966),       Vice President, JPMorgan Funds Management, Inc. since April
Assistant Treasurer (2005)*    2005; formerly, Vice President of Financial Services of
                               BISYS Fund Services, Inc. from 2001 until 2005; Mr. Jensen was Section Manager at Northern Trust Company and Accounting
                               Supervisor at Allstate Insurance Company prior to 2001.


------------

The contact address for each of the officers, unless otherwise noted, is 522 Fifth Avenue, New York, NY 10036.

* The contact address for the officer is 1111 Polaris Parkway, Columbus, OH
  43271.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

JPMORGAN INVESTMENT TRUST MID CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF SHAREHOLDER EXPENSES

HYPOTHETICAL $1,000 INVESTMENT AT BEGINNING OF PERIOD
AS OF JUNE 30, 2005
(UNAUDITED)

As a shareholder of the Portfolio, you incur ongoing costs, including investment advisory fees, administration fees and other portfolio expenses. Because the Portfolio is a funding vehicle for Policies and Eligible Plans, you may also incur sales charges and other fees relating to the Policies or Eligible Plans. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio, but not the costs of the Policies or Eligible Plans, and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Portfolio at the beginning of the reporting period, January 1, 2005, and continued to hold your shares at the end of the reporting period, June 30, 2005.

ACTUAL EXPENSES

The first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other Portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees or the costs associated with the Policies or Eligible Plans through which the Portfolio is held. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different Portfolios. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

                                                                         ENDING          EXPENSES PAID
                                                      BEGINNING          ACCOUNT         DURING PERIOD      ANNUALIZED
                                                    ACCOUNT VALUE,       VALUE,       JANUARY 1, 2005 TO     EXPENSE
                                                   JANUARY 1, 2005    JUNE 30, 2005      JUNE 30, 2005        RATIO
                                                   ----------------   -------------   -------------------   ----------
Actual...........................................       $1,000           $1,054              $4.74             0.93%
Hypothetical.....................................       $1,000           $1,020              $4.66             0.93%

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

 24

                      (This page intentionally left blank)

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

JPMorgan Funds are distributed by JPMorgan Distribution Services, Inc. which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a prospectus.

The financial information in this report has been taken from the books and records of the Funds without examination by independent auditors, who express no opinion thereon.

CONTACT JPMORGAN FUNDS SERVICE CENTER AT 1-800-480-4111 FOR A FUND PROSPECTUS. YOU CAN ALSO VISIT US AT WWW.JPMORGANFUNDS.COM. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES AND RISK AS WELL CHARGES AND EXPENSES OF THE MUTUAL FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE MUTUAL FUND. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

No sooner than 30 days after the end of each month, each Fund will make available upon request a complete uncertified schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, each Fund will make available a certified complete schedule of its portfolio holdings as of the last day that quarter. In addition to providing hard copies upon request, the Fund will post these quarterly schedules in the variable insurance portfolio section of www.jpmorganfunds.com and on the SEC's website at www.sec.gov.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111.

A description of each Fund's policies and procedures with respect to the disclosure of each Fund's portfolio holdings is available in the Statement of Additional Information.

A copy of proxy policies and procedures are available without charge upon request by calling 1-800-480-4111 and on the SEC's website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of the Fund's voting record is available on the SEC's website at www.sec.gov or in the variable insurance portfolio section of www.jpmorganfunds.com. The Fund's proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

                                                               [JPMORGAN LOGO]
SAN-JPMITMCV-605                                               ASSET MANAGEMENT

                               SEMI-ANNUAL REPORT
                   SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)























                                    JPMORGAN
                                   INVESTMENT
                                     TRUST


                         Diversified Mid Cap Portfolio

























-------------------------------------------------               [JPMORGAN LOGO]
NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE               ASSET MANAGEMENT
-------------------------------------------------
This material must be preceded or accompanied by a current prospectus.

JPMORGAN INVESTMENT TRUST DIVERSIFIED MID CAP PORTFOLIO
--------------------------------------------------------------------------------

TABLE OF CONTENTS


President's Letter .........................................    2

Portfolio Characteristics ..................................    3

Schedule of Portfolio Investments ..........................    4

Statement of Assets and Liabilities ........................    8

Statement of Operations ....................................    9

Statement of Changes in Net Assets .........................   10

Financial Highlights .......................................   12

Notes to Financial Statements ..............................   14

Trustees ...................................................   19

Officers ...................................................   21

Schedule of Shareholder Expenses ...........................   23


HIGHLIGHTS

- Equities experienced sporadic volatility over the period - particularly in the first quarter.

- Weakness in manufacturing was offset by strength in the economy's consumer and housing segments.

- Inflation reports have been much more benign than expected.

Investments in a Portfolio are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Portfolio's share price is lower than when you invested.

Past performance is no guarantee for future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a Portfolio or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Portfolio.

This Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies (collectively "Policies") offered by separate accounts of participating insurance companies. Portfolio shares are also offered to qualified pension and retirement plans ("Eligible Plans"). Individuals may not purchase shares directly from the Portfolio.

Prospective investors should refer to the Portfolio's prospectus for a discussion of the Portfolio's investment objective, strategies and risks. Call JPMorgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Portfolio including management fees and other expenses. Please read it carefully before investing.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

 2

JPMORGAN INVESTMENT TRUST DIVERSIFIED MID CAP PORTFOLIO
--------------------------------------------------------------------------------

PRESIDENT'S LETTER                                                 JULY 11, 2005

DEAR SHAREHOLDER:

We are pleased to present this semi-annual report containing in-depth information on the JPMorgan Investment Trust Diversified Mid Cap Portfolio for the six-month period ended June 30, 2005.

MARKETS WRESTLE WITH VOLATILITY
U.S. equities experienced sporadic volatility over the period - particularly in the first quarter of 2005 - due primarily to concerns about inflation and economic growth. Even as employment gains, merger activity and corporate spending gained momentum, the challenges of increasing interest rates and rising oil prices seemed to loom in the background.

Interest rate increases by the Federal Open Market Committee (FOMC), in particular, were a mainstay in economic news due to a relatively consistent schedule of 25-basis-point (bp) hikes. This interest-rate activity became a source of great consternation for investors, as speculation abounded regarding its underlying catalyst - to keep inflation under control and to discourage speculative risk taking. Furthermore, this environment of uncertainty was often underscored by mixed economic data. Meanwhile, oil prices garnered their share of attention, with the West Texas Intermediate (WTI) rising more than 39% over the past six months and the price per barrel exceeding $60 at times.

Encouragement, however, surfaced toward the end of the period, as investors felt hopeful that the FOMC would finish its tightening cycle earlier than expected due to signs of moderating growth and easing inflation pressures. Weakness in manufacturing was offset by strength in the economy's consumer and housing segments. In addition, employment news continued to improve at a slow but steady, incremental pace.

INDEX PERFORMANCE
The markets showed an erratic ebb and flow during the period. Major large-capitalization stock indexes were negative for the six-month period, with many small- and mid-capitalization stock indexes reporting positive returns. Mid-capitalization stocks were the clear winners, as the Russell Midcap Index returned 3.92%. In addition, small-capitalization stocks made modest gains, with the Russell 2500 Index up 1.24% for the period. Large-capitalization stocks disappointed, as indicated by the S&P 500 Index, which reported a negative 0.81% for the six-month period.

OUTLOOK
As we enter the second half of 2005, the economy continues on a path of moderate expansion. The combined potency of rising labor costs and high commodity prices have emerged as potential obstacles to the economy's progress. However, the weakness in manufacturing appears to be showing signs of an impending rebound. Moreover, inflation reports have been much more benign than expected. We believe that the FOMC will continue its tightening cycle until evidence of a more decisive slowdown presents itself.

On behalf of us all at JPMorgan Asset Management, thank you for the continued confidence and trust you have placed in us. We look forward to serving your investment needs for many years to come. Should you have any questions, please feel free to contact the JPMorgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

/s/ George C.W. Gatch
George C.W. Gatch
President
JPMorgan Funds

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

JPMORGAN INVESTMENT TRUST DIVERSIFIED MID CAP PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO CHARACTERISTICS
(UNAUDITED)

TOP 10 HOLDINGS*
  1  TXU Corp....................................................  1.1%
  2  Cigna Corp..................................................  1.0%
  3  Federated Department Stores, Inc............................  0.9%
  4  D.R. Horton, Inc. (a).......................................  0.9%
  5  Xerox Corp. (a).............................................  0.9%
  6  Harrah's Entertainment, Inc.................................  0.9%
  7  North Fork Bancorp, Inc.....................................  0.9%
  8  Norfolk Southern Corp.......................................  0.9%
  9  Archer-Daniels-Midland Co...................................  0.8%
 10  Sempra Energy...............................................  0.8%

PORTFOLIO ALLOCATION*
Common Stocks...............................................  97.1%
Investments of Cash Collateral for Securities Loaned........  16.3%
Investment Company..........................................   0.9%
Liabilities in Excess of
Other Assets................................................  (14.3)%

TOP 5 INDUSTRIES*
  1  Oil, Gas & Consumable
     Fuels.......................................................   8.6%
  2  Health Care Providers & Services............................   7.2%
  3  Household Durables..........................................   7.1%
  4  Real Estate.................................................   6.8%
  5  Insurance...................................................   5.2%

* Percentages indicated are based on net assets as of June 30, 2005. The portfolio's composition is subject to change.

--------------------------------------------------------------------------------

TEN YEAR PORTFOLIO PERFORMANCE
[GRAPH]                   Value of $10,000 Investment

                                                   DIVERSIFIED MID CAP
                                                        PORTFOLIO             S&P MIDCAP 400 INDEX        RUSSELL MID CAP INDEX
                                                   -------------------        --------------------        ---------------------
6/95                                                    10000.00                    10000.00                    10000.00
6/96                                                    11647.00                    12158.00                    12249.00
6/97                                                    14905.00                    14995.00                    15062.00
6/98                                                    17822.00                    19066.00                    18827.00
6/99                                                    18932.00                    22342.00                    20956.00
6/00                                                    21405.00                    26135.00                    23605.00
6/01                                                    22734.00                    28454.00                    23832.00
6/02                                                    20915.00                    27111.00                    21633.00
6/03                                                    20260.00                    26918.00                    22203.00
6/04                                                    24708.00                    34451.00                    28727.00
6/05                                                    28905.00                    39283.00                    33645.00

-------------------------------------------------------------------------------------------------------------------------
                                                             TOTAL RETURN AS
                                                                    OF                AVERAGE ANNUAL TOTAL RETURNS AS OF
                                                              JUNE 30, 2005                      JUNE 30, 2005
-------------------------------------------------------------------------------------------------------------------------
                                      INCEPTION DATE             6 MONTHS             1 YEAR        5 YEAR        10 YEAR
-------------------------------------------------------------------------------------------------------------------------
  Diversified Mid Cap
    Portfolio                            03/30/95                  6.68%              17.00%        6.20%          11.20%
-------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE QUOTED IS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. MUTUAL FUNDS ARE SUBJECT TO CERTAIN MARKET RISK. INVESTMENT RETURNS AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN. FOR UP-TO-DATE MONTH-END PERFORMANCE INFORMATION PLEASE CALL 1-800-480-4111.

The performance does not reflect any charges imposed by the Policies or Eligible Plans through which the Portfolio may be purchased. If these charges were included, the returns would be lower than shown.

The graph illustrates comparative performance for $10,000 invested in the JPMorgan Investment Trust Diversified Mid Cap Portfolio, S&P MidCap 400 Index and the Russell Mid Cap Index. The performance of the Portfolio assumes reinvestment of all dividends. The performance of the indices does not include fees and expenses attributable to the Portfolio and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The S&P MidCap 400 Index represents the performance of the mid-size company segment of the U.S. stock market. The Russell Mid Cap Index measures the performance of 800 smallest companies of the Russell 1000 Index. The benchmark index for the Portfolio was changed effective May 1, 2005 from the S&P MidCap 400 Index to the Russell Mid Cap Index in order to better represent the investment policies for comparison purposes. Investors cannot invest directly in an index.

Certain fees and expenses of the Portfolio are currently being waived and/or reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

 4

JPMORGAN INVESTMENT TRUST DIVERSIFIED MID CAP PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JUNE 30, 2005
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
---------   -----------------------------  -----------
COMMON STOCKS (97.1%):
Aerospace & Defense (2.0%):
    6,276   L-3 Communications Holdings,
              Inc. ......................      480,616
    4,975   Lockheed Martin Corp. .......      322,728
    5,150   Precision Castparts Corp. ...      401,185
                                           -----------
                                             1,204,529
                                           -----------
Air Freight & Logistics (0.6%):
    7,750   CNF, Inc. ...................      347,975
                                           -----------
Auto Components (1.2%):
    6,909   BorgWarner, Inc. ............      370,806
   23,750   Goodyear Tire & Rubber Co.
              (The) (a) (c)..............      353,875
                                           -----------
                                               724,681
                                           -----------
Building Products (0.6%):
    7,750   USG Corp. (a) (c)............      329,375
                                           -----------
Capital Markets (3.0%):
    8,800   A.G. Edwards, Inc. (c).......      397,320
    5,013   Affiliated Managers Group,
              Inc. (a) (c)...............      342,538
    9,500   American Capital Strategies
              Ltd. (c)...................      343,045
   27,084   E*Trade Financial Corp.
              (a)........................      378,905
    9,275   Nuveen Investments, Inc.,
              Class A (c)................      348,926
                                           -----------
                                             1,810,734
                                           -----------
Chemicals (1.7%):
    6,725   Eastman Chemical Co. ........      370,884
    5,575   FMC Corp. (a)................      312,980
   13,300   Lyondell Chemical Co. .......      351,386
                                           -----------
                                             1,035,250
                                           -----------
Commercial Banks (2.4%):
   11,368   Associated Banc-Corp. (c)....      382,647
   16,225   Colonial BancGroup, Inc.
              (The) (c)..................      357,923
    3,982   Compass Bancshares, Inc.
              (c)........................      179,190
   18,512   North Fork Bancorp, Inc. ....      520,002
                                           -----------
                                             1,439,762
                                           -----------
Commercial Services & Supplies (0.8%):
    6,193   Adesa, Inc. .................      134,822
    9,000   West Corp. (a)...............      345,600
                                           -----------
                                               480,422
                                           -----------
Communications Equipment (0.3%):
    6,640   Harris Corp. ................      207,234
                                           -----------

 SHARES
   OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
---------   -----------------------------  -----------
COMMON STOCKS, CONTINUED:
Computers & Peripherals (1.4%):
    9,075   Apple Computer, Inc. (a).....      334,051
    7,175   SanDisk Corp. (a)............      170,263
   26,925   Western Digital Corp. (a)
              (c)........................      361,333
                                           -----------
                                               865,647
                                           -----------
Consumer Finance (1.3%):
   16,000   AmeriCredit Corp. (a)........      408,000
   22,450   Providian Financial Corp.
              (a)........................      395,794
                                           -----------
                                               803,794
                                           -----------
Diversified Telecommunication Services (0.5%):
   17,200   AT&T Corp. (c)...............      327,488
                                           -----------
Electric Utilities (1.6%):
    7,750   TXU Corp. ...................      643,947
    6,100   WPS Resources Corp. (c)......      343,125
                                           -----------
                                               987,072
                                           -----------
Electronic Equipment & Instruments (1.4%):
    4,009   Amphenol Corp., Class A......      161,042
   13,450   Arrow Electronics, Inc.
              (a)........................      365,302
   21,300   Ingram Micro, Inc., Class A
              (a)........................      333,558
                                           -----------
                                               859,902
                                           -----------
Food Products (1.4%):
   23,800   Archer-Daniels-Midland
              Co. .......................      508,844
    9,000   Pilgrim's Pride Corp.,
              Class B (c)................      307,170
                                           -----------
                                               816,014
                                           -----------
Gas Utilities (1.3%):
    9,925   AGL Resources, Inc. .........      383,601
   14,050   UGI Corp. ...................      391,995
                                           -----------
                                               775,596
                                           -----------
Health Care Providers & Services (7.2%):
    4,150   Aetna, Inc. .................      343,703
    5,525   Cigna Corp. .................      591,341
    6,426   Coventry Health Care, Inc.
              (a)........................      454,640
    5,725   HCA, Inc. ...................      324,436
   11,725   Humana, Inc. (a).............      465,951
    8,850   Lincare Holdings, Inc. (a)...      361,434
    5,100   Sierra Health Services (a)
              (c)........................      364,446
    6,600   UnitedHealth Group, Inc. ....      344,124
    6,050   Universal Health Services,
              Inc., Class B..............      376,189
    5,700   WellChoice, Inc. (a).........      395,979
    4,633   WellPoint, Inc. (a)..........      322,642
                                           -----------
                                             4,344,885
                                           -----------

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005
Continued

JPMORGAN INVESTMENT TRUST DIVERSIFIED MID CAP PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
AS OF JUNE 30, 2005
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
---------   -----------------------------  -----------
COMMON STOCKS, CONTINUED:
Hotels, Restaurants & Leisure (2.3%):
   12,225   Darden Restaurants, Inc. ....      403,181
    7,375   Harrah's Entertainment,
              Inc. ......................      531,516
   11,475   Penn National Gaming, Inc.
              (a)........................      418,837
                                           -----------
                                             1,353,534
                                           -----------
Household Durables (7.1%):
    4,900   Black & Decker Corp. (c).....      440,265
    5,800   Centex Corp. (c).............      409,886
   14,640   D.R. Horton, Inc. (a)........      550,610
    2,500   KB Home......................      190,575
    7,475   Lennar Corp., Class A (c)....      474,289
    2,700   MDC Holdings, Inc. ..........      222,075
    4,450   Meritage Homes Corp. (a)
              (c)........................      353,775
      500   NVR, Inc. (a) (c)............      405,000
    5,400   Ryland Group, Inc. ..........      409,698
    4,625   Standard-Pacific Corp. ......      406,769
    4,250   Toll Brothers, Inc. (a)
              (c)........................      431,587
                                           -----------
                                             4,294,529
                                           -----------
Household Products (0.7%):
    6,300   Energizer Holdings, Inc.
              (a)........................      391,671
                                           -----------
Industrial Conglomerates (0.6%):
    6,075   Teleflex, Inc. (c)...........      360,673
                                           -----------
Insurance (5.2%):
    5,775   American Financial Group,
              Inc. (c)...................      193,578
    6,600   AmerUs Group Co. (c).........      317,130
    1,900   Assurant, Inc. ..............       68,590
   11,203   Axis Capital Holdings Ltd.
              (Bermuda)..................      317,045
   10,000   First American Corp. ........      401,400
    7,500   HCC Insurance Holdings,
              Inc. ......................      284,025
    4,392   ProAssurance Corp. (a) (c)...      183,410
    8,825   Protective Life Corp. .......      372,591
    4,501   Stancorp Financial Group,
              Inc. ......................      344,687
    5,450   Unitrin, Inc. ...............      267,595
   10,925   W.R. Berkley Corp. ..........      389,804
                                           -----------
                                             3,139,855
                                           -----------
Internet Software & Services (1.1%):
   33,200   EarthLink, Inc. (a) (c)......      287,512
   14,725   McAfee, Inc. (a).............      385,501
                                           -----------
                                               673,013
                                           -----------
IT Services (2.4%):
    7,400   Alliance Data Systems
              Corp. (a)..................      300,144
    5,575   CACI International, Inc.,
              Class A (a)................      352,117

 SHARES
   OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
---------   -----------------------------  -----------
COMMON STOCKS, CONTINUED:
IT Services, continued:
   10,575   Computer Sciences Corp.
              (a)........................      462,128
   17,375   Sabre Holdings Corp., Class
              A..........................      346,631
                                           -----------
                                             1,461,020
                                           -----------
Machinery (2.9%):
    4,909   Cummins, Inc. ...............      366,260
    7,075   Kennametal, Inc. ............      324,389
    4,675   Oshkosh Truck Corp. .........      365,959
    8,550   Terex Corp. (a) (c)..........      336,870
    8,500   Toro Co. ....................      328,185
                                           -----------
                                             1,721,663
                                           -----------
Media (1.9%):
    9,200   John Wiley & Sons, Inc.,
              Class A....................      365,516
    5,300   R.H. Donnelly Corp. (a)
              (c)........................      328,494
    7,600   Consol Energy, Inc. .........      407,208
                                           -----------
                                             1,101,218
                                           -----------
Metals & Mining (3.8%):
    8,350   Allegheny Technologies,
              Inc. ......................      184,201
   11,450   Freeport-McMoRan Copper &
              Gold, Inc., Class B (c)....      428,688
   12,697   Mittal Steel Co. NV
              (Netherlands) (N.Y. Shares)
              (c)........................      301,427
    8,300   Nucor Corp. .................      378,646
    4,800   Phelps Dodge Corp. (c).......      444,000
    6,025   Southern Peru Copper Corp.
              (c)........................      258,111
    8,600   United States Steel Corp. ...      295,582
                                           -----------
                                             2,290,655
                                           -----------
Multi-Utilities (5.1%):
   30,875   AES Corp. (The) (a)..........      505,732
   25,800   CMS Energy Corp. ............      388,548
    8,750   Constellation Energy
              Group, Inc. ...............      504,788
   10,000   Energen Corp. ...............      350,500
    6,033   Equitable Resources, Inc.
              (c)........................      410,244
   12,700   Oneok, Inc. .................      414,655
   12,300   Sempra Energy................      508,113
                                           -----------
                                             3,082,580
                                           -----------
Multiline Retail (1.5%):
    7,750   Federated Department Stores,
              Inc. ......................      567,920
    2,150   Sears Holdings Corp. (a).....      322,220
                                           -----------
                                               890,140
                                           -----------
Office Electronics (0.9%):
   38,925   Xerox Corp. (a)..............      536,776
                                           -----------

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005
Continued

 6

JPMORGAN INVESTMENT TRUST DIVERSIFIED MID CAP PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
AS OF JUNE 30, 2005
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
---------   -----------------------------  -----------
COMMON STOCKS, CONTINUED:
Oil, Gas & Consumable Fuels (8.6%):
    4,300   Amerada Hess Corp. (c).......      457,993
    5,202   Apache Corp. ................      336,049
    6,500   Kerr-McGee Corp. ............      496,015
    6,300   Marathon Oil Corp. ..........      336,231
   10,175   Newfield Exploration Co.
              (a)........................      405,881
    5,725   Noble Energy, Inc. ..........      433,096
    5,925   Overseas Shipholding Group,
              Inc. (c)...................      353,426
    9,655   Pioneer Natural Resources
              Co. .......................      406,282
    9,100   Plains Exploration &
              Production Co. (a).........      323,323
    5,675   Premcor, Inc. ...............      420,972
    4,050   Sunoco, Inc. (c).............      460,404
    8,175   Tesoro Corp. ................      380,301
    4,350   Valero Energy Corp. (c)......      344,129
                                           -----------
                                             5,154,102
                                           -----------
Paper & Forest Products (0.5%):
   12,325   Louisiana-Pacific Corp.
              (c)........................      302,949
                                           -----------
Pharmaceuticals (1.3%):
    8,300   Barr Pharmaceuticals, Inc.
              (a)........................      404,542
    5,350   Kos Pharmaceuticals, Inc. (a)
              (c)........................      350,425
                                           -----------
                                               754,967
                                           -----------
Real Estate (6.8%):
    3,000   AMB Property Corp. (REIT)....      130,290
    8,225   CBL & Associates Properties,
              Inc. (REIT)................      354,251
    9,325   Equity Residential (REIT)....      343,347
   11,770   General Growth Properties,
              Inc. (REIT)................      483,629
   21,500   HRPT Properties Trust (REIT)
              (c)........................      267,245
    5,900   Macerich Co. (The) (REIT)....      395,595
    6,500   Regency Centers Corp.
              (REIT).....................      371,800
    4,475   Simon Property Group, Inc.
              (REIT) (c).................      324,393
    5,600   SL Green Realty Corp. (REIT)
              (c)........................      361,200
   16,750   Trizec Properties, Inc.
              (REIT).....................      344,547
    7,375   Ventas, Inc. (REIT)..........      222,725
    5,875   Vornado Realty Trust (REIT)
              (c)........................      472,350
                                           -----------
                                             4,071,372
                                           -----------
Road & Rail (3.9%):
    6,675   Burlington Northern Santa Fe
              Corp. .....................      314,259
   10,800   CSX Corp. ...................      460,728
   16,610   Hunt (J.B.) Transport
              Services, Inc. ............      320,573
   13,750   Laidlaw International, Inc.
              (a)........................      331,375

 SHARES
   OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
---------   -----------------------------  -----------
COMMON STOCKS, CONTINUED:
Road & Rail, continued:
   16,760   Norfolk Southern Corp. ......      518,890
    7,400   Yellow Roadway Corp. (a)
              (c)........................      375,920
                                           -----------
                                             2,321,745
                                           -----------
Semiconductors & Semiconductor Equipment (2.0%):
   21,700   Freescale Semiconductor,
              Inc., Class B (a) (c)......      459,606
   13,000   Lam Research Corp. (a).......      376,220
   24,350   MEMC Electronic Materials,
              Inc., (a)..................      383,999
                                           -----------
                                             1,219,825
                                           -----------
Software (1.3%):
    4,375   Autodesk, Inc. ..............      150,369
   49,000   Parametric Technology
              Corp. (a)..................      312,620
   17,925   Sybase, Inc. (a).............      328,924
                                           -----------
                                               791,913
                                           -----------
Specialty Retail (3.4%):
    6,550   Abercrombie & Fitch Co. .....      449,985
   13,375   American Eagle Outfitters,
              Inc. ......................      409,944
    9,190   Barnes & Noble, Inc. (a).....      356,572
   10,050   Michaels Stores, Inc. .......      415,768
    9,200   Sherwin-Williams Co. (The)...      433,228
                                           -----------
                                             2,065,497
                                           -----------
Textiles, Apparel & Luxury Goods (1.2%):
    8,575   Timberland Co., Class A (a)
              (c)........................      332,024
    7,100   V.F. Corp. ..................      406,262
                                           -----------
                                               738,286
                                           -----------
Thrifts & Mortgage Finance (1.8%):
    8,550   Countrywide Financial
              Corp. .....................      330,115
    4,600   Downey Financial Corp. ......      336,720
    6,700   MGIC Investment Corp. .......      436,974
                                           -----------
                                             1,103,809
                                           -----------
Tobacco (2.1%):
   11,200   Loews Corp. - Carolina
              Group......................      373,184
    5,750   Reynolds American, Inc. .....      453,100
    9,800   UST, Inc. ...................      447,468
                                           -----------
                                             1,273,752
                                           -----------
  Total Common Stocks (Cost $51,094,974)    58,455,904
                                           -----------
SHORT-TERM INVESTMENT (0.9%):
Investment Company (0.9%):
  553,852   JPMorgan Liquid Assets Money
              Market Fund (b) (Cost
              $553,852)..................      553,852
                                           -----------

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005
Continued

JPMORGAN INVESTMENT TRUST DIVERSIFIED MID CAP PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
AS OF JUNE 30, 2005
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
---------   -----------------------------  -----------
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED
(16.3%):
Certificates of Deposit (0.1%):
   59,230   Fifth Third Bancorp 3.30%,
              07/01/05...................       59,230
                                           -----------
Investment Companies (14.8%):
5,588,095   BGI Prime Money Market
              Fund.......................    5,588,095
3,361,637   Morgan Stanley Institutional
              Liquidity Funds............    3,361,637
                                           -----------
                                             8,949,732
                                           -----------
Medium Term Note (1.4%):
   79,003   American Honda Finance Corp.,
              FRN, 3.39%, 07/01/05.......       79,003
   39,490   CC USA, Inc., FRN, 3.61%,
              07/01/05...................       39,490
   39,502   Citigroup Global Markets
              Holdings Inc., FRN, 3.50%,
              09/12/05...................       39,502
   98,775   Credit Suisse First Boston
              Inc., FRN, 3.51%,
              07/01/05...................       98,775
   79,003   General Electric Capital
              Corp., FRN, 3.21%,
              07/25/05...................       79,003
   39,502   Lehman Holdings, FRN, 3.40%,
              07/01/05...................       39,502
   98,725   Liberty Lighthouse Funding
              Co. LLC, FRN, 3.40%,
              07/01/05...................       98,725

 SHARES
   OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
---------   -----------------------------  -----------
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED,
  CONTINUED:
Medium Term Note, continued:
   59,253   MBIA Global Funding LLC, FRN,
              3.41%, 07/26/05............       59,253
   59,253   Merrill Lynch & Co., Inc.,
              FRN, 3.45%, 07/01/05.......       59,253
   98,754   Sigma Finance Inc., FRN,
              3.59%, 07/01/05............       98,754
   59,237   Sigma Finance Corp., FRN,
              3.60%, 07/01/05............       59,237
   39,502   Wells Fargo & Co., FRN,
              3.36%, 07/01/05............       39,502
   39,502   Wells Fargo & Co., FRN,
              3.45%, 07/01/05............       39,502
                                           -----------
                                               829,501
                                           -----------
    Total Investments of Cash Collateral
    for Securities Loaned (Cost
    $9,838,463)                              9,838,463
                                           -----------
TOTAL INVESTMENTS (114.3%):
  (Cost $61,487,289)                        68,848,219
LIABILITIES IN EXCESS OF OTHER ASSETS
  (14.3%):                                  (8,624,107)
                                           -----------
NET ASSETS (100.0%):                       $60,224,112
                                           ===========

------------
Percentages indicated are based on net assets.

Abbreviations:

FRN Floating Rate Note. The rate shown is the rate in effect as of June 30, 2005.
REIT Real Estate Investment Trust.
(a)  Non-income producing security.
(b) Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan
     Investment Advisors Inc.
(c) Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

See notes to financial statements.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

 8

JPMORGAN INVESTMENT TRUST DIVERSIFIED MID CAP PORTFOLIO
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
AS OF JUNE 30, 2005
(UNAUDITED)

ASSETS:
Investments in non-affiliates, at value.....................    $68,294,367
Investments in affiliates, at value.........................        553,852
                                                                -----------
Total investment securities at value........................     68,848,219
Receivables:
  Fund shares sold..........................................      1,409,336
  Interest and dividends....................................         63,831
Prepaid expenses and other assets...........................          2,864
                                                                -----------
Total Assets................................................     70,324,250
                                                                -----------
LIABILITIES:
Payables:
  Investment securities purchased...........................        159,756
  Collateral for securities lending program.................      9,838,463
  Fund shares redeemed......................................         55,899
Accrued liabilities:
  Investment advisory fees..................................         35,113
  Administration fees.......................................          6,558
  Custodian fees............................................             95
  Trustees' fees- deferred..................................            103
  Other.....................................................          4,151
                                                                -----------
Total Liabilities...........................................     10,100,138
                                                                -----------
NET ASSETS:.................................................    $60,224,112
                                                                ===========
Paid in Capital.............................................     46,331,604
Accumulated undistributed (distributions in excess of) net
  investment income.........................................        100,628
Accumulated undistributed net realized gains (losses) from
  investments...............................................      6,430,950
Net unrealized appreciation (depreciation) from
  investments...............................................      7,360,930
                                                                -----------
Net Assets..................................................    $60,224,112
                                                                ===========
SHARES OF BENEFICIAL INTEREST OUTSTANDING:..................      3,301,055
                                                                ===========
Net asset value, offering and redemption price per share....    $     18.24
                                                                ===========
  Cost of Investments.......................................    $61,487,289
  Investment securities on loan, at value...................      9,635,651

See notes to financial statements.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

JPMORGAN INVESTMENT TRUST DIVERSIFIED MID CAP PORTFOLIO
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2005
(UNAUDITED)

INVESTMENT INCOME:
Dividend income.............................................    $   360,152
Dividend income from affiliates*............................          5,409
Income from securities lending (net)........................         12,165
Foreign taxes withheld......................................           (112)
                                                                -----------
Total Investment Income.....................................        377,614
                                                                -----------
EXPENSES:
Investment advisory fees....................................        214,864
Administration fees.........................................         42,755
Custodian fees..............................................          5,983
Professional fees...........................................          7,362
Trustees' fees..............................................            130
Transfer agent fees.........................................          3,950
Other.......................................................          4,248
                                                                -----------
Total expenses before waivers...............................        279,292
Less amounts waived.........................................         (3,911)
                                                                -----------
Net Expenses................................................        275,381
                                                                -----------
Net Investment Income (Loss)................................        102,233
                                                                -----------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain (loss) on transactions from investments...      6,448,526
Change in net unrealized appreciation/depreciation of
  investments...............................................     (2,785,592)
                                                                -----------
Net realized/unrealized gains (losses) on investments.......      3,662,934
                                                                -----------
Change in net assets resulting from operations..............    $ 3,765,167
                                                                ===========
* Includes reimbursements of investment advisory and
  administration fees:......................................    $       878
                                                                -----------

See notes to financial statements.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

 10

JPMORGAN INVESTMENT TRUST DIVERSIFIED MID CAP PORTFOLIO
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                 SIX MONTHS
                                                                   ENDED              YEAR
                                                                  JUNE 30,           ENDED
                                                                    2005          DECEMBER 31,
                                                                (UNAUDITED)           2004
                                                              ----------------    ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)..............................    $   102,233       $     79,425
  Net realized gain (loss) on investments...................      6,448,526          9,748,113
  Change in net unrealized appreciation/depreciation of
    investments.............................................     (2,785,592)        (1,960,744)
                                                                -----------       ------------
Increase (decrease) in net assets from operations...........      3,765,167          7,866,794
                                                                -----------       ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income................................        (79,752)          (118,268)
  From net realized gains...................................     (1,921,835)                --
                                                                -----------       ------------
Total distributions to shareholders.........................     (2,001,587)          (118,268)
                                                                -----------       ------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares issued...............................      2,846,530          4,065,311
  Dividends reinvested......................................      2,001,590            118,268
  Cost of shares redeemed...................................     (6,784,348)       (10,742,474)
                                                                -----------       ------------
Increase (decrease) from capital transactions...............     (1,936,228)        (6,558,895)
                                                                -----------       ------------
NET ASSETS:
  Total increase (decrease) in net assets...................       (172,648)         1,189,631
  Beginning of period.......................................     60,396,760         59,207,129
                                                                -----------       ------------
  End of period.............................................    $60,224,112       $ 60,396,760
                                                                ===========       ============
Accumulated undistributed (distributions in excess of) net
  investment income.........................................    $   100,628       $     78,147
                                                                ===========       ============
SHARE TRANSACTIONS:
  Issued....................................................        158,409            255,958
  Reinvested................................................        115,299              7,452
  Redeemed..................................................       (384,874)          (671,657)
                                                                -----------       ------------
Change in Shares............................................       (111,166)          (408,247)
                                                                ===========       ============

See notes to financial statements.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

                      (This page intentionally left blank)

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

 12

JPMORGAN INVESTMENT TRUST DIVERSIFIED MID CAP PORTFOLIO
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                                   PER SHARE OPERATING PERFORMANCE
                                     --------------------------------------------------------------------------------------------
                                                    INVESTMENT OPERATIONS                               DISTRIBUTIONS
                                     ----------------------------------------------------   -------------------------------------
                                                               NET REALIZED
                                     NET ASSET      NET       AND UNREALIZED
                                      VALUE,     INVESTMENT       GAINS        TOTAL FROM      NET         NET
                                     BEGINNING     INCOME      (LOSSES) ON     INVESTMENT   INVESTMENT   REALIZED       TOTAL
                                     OF PERIOD     (LOSS)      INVESTMENTS     OPERATIONS     INCOME      GAINS     DISTRIBUTIONS
                                     ---------   ----------   --------------   ----------   ----------   --------   -------------

Six Months Ended June 30, 2005
 (Unaudited).......................   $17.70       $0.03          $ 1.12         $ 1.15       $(0.02)     $(0.59)      $(0.61)
Year Ended December 31, 2004.......    15.50        0.02            2.21           2.23        (0.03)         --        (0.03)
Year Ended December 31, 2003.......    11.91        0.03            3.59           3.62        (0.03)         --        (0.03)
Year Ended December 31, 2002.......    14.49        0.03           (2.61)         (2.58)          --          --           --
Year Ended December 31, 2001.......    17.83        0.04           (0.95)         (0.91)       (0.04)      (2.39)       (2.43)
Year Ended December 31, 2000.......    15.18        0.06            2.88           2.94        (0.07)      (0.22)       (0.29)

------------

(a) Annualized for periods less than one year.

(b) Not annualized for periods less than one year.

See notes to financial statements.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

--------------------------------------------------------------------------------

                                                                                     RATIOS/SUPPLEMENTAL DATA:
                                                                      -------------------------------------------------------
                                                                                         RATIOS TO AVERAGE NET ASSETS: (a)
                                                                                      ---------------------------------------
                                                                                                                 EXPENSES
                                                                                                    NET       WITHOUT WAIVERS
                                           NET ASSET                   NET ASSETS                INVESTMENT   REIMBURSEMENTS
                                            VALUE,         TOTAL      END OF PERIOD     NET        INCOME      AND EARNINGS
                                         END OF PERIOD   RETURN (b)      (000'S)      EXPENSES     (LOSS)         CREDITS
                                         -------------   ----------   -------------   --------   ----------   ---------------
SIX MONTHS ENDED JUNE 30, 2005
  (UNAUDITED)...........................    $18.24           6.68%       $60,224        0.95%       0.35%          0.96%
  Year Ended December 31, 2004..........     17.70          14.42         60,397        0.93        0.14           0.94
  Year Ended December 31, 2003..........     15.50          30.44         59,207        0.94        0.24           0.98
  Year Ended December 31, 2002..........     11.91         (17.81)        43,303        0.95        0.20           1.00
  Year Ended December 31, 2001..........     14.49          (4.03)        50,785        0.95        0.24           0.98
  Year Ended December 31, 2000..........     17.83          19.45         42,554        0.95        0.35           0.99

                                          RATIOS/SUPPLEMENTAL DATA:
                                          ---------

                                          PORTFOLIO
                                          TURNOVER
                                          RATE (b)
                                          ---------
SIX MONTHS ENDED JUNE 30, 2005
  (UNAUDITED)...........................     75%
  Year Ended December 31, 2004..........     98
  Year Ended December 31, 2003..........     79
  Year Ended December 31, 2002..........     29
  Year Ended December 31, 2001..........     52
  Year Ended December 31, 2000..........     77

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005
JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

 14

JPMORGAN INVESTMENT TRUST DIVERSIFIED MID CAP PORTFOLIO
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION

   JPMorgan Investment Trust (formerly One Group Investment Trust) (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The Diversified Mid Cap Portfolio is a separate Portfolio of the Trust (the "Portfolio").

   Effective May 1, 2005, the Board of Trustees approved the name change from One Group Investment Trust Diversified Mid Cap Portfolio to JPMorgan Investment Trust Diversified Mid Cap Portfolio.

   Portfolio shares are offered only to separate accounts of participating insurance companies and eligible plans. Individuals may not purchase shares directly from the Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     A. VALUATION OF INVESTMENTS

     Listed securities are valued at the last sale price on the exchange on which they are primarily traded. The value of National Market Systems equity securities quoted by the NASDAQ Stock Market shall generally be the NASDAQ Official Closing Price. Unlisted securities are valued at the last sale price provided by an independent pricing agent or principal market maker. Listed securities for which the latest sales prices are not available are valued at the mean of the latest bid and ask price as of the closing of the primary exchange where such securities are normally traded. Fixed income securities with a maturity of 61 days or more held by the funds will be valued each day based on readily available market quotations received from third party broker-dealers of comparable securities or independent or affiliated pricing services approved by the Board of Trustees. Such pricing services and broker-dealers will generally provide bid-side quotations. Short-term investments maturing in less than 61 days are valued at amortized cost, which approximates market value. Investments in other open-end investment companies are valued at such investment company's current day closing net asset value per share.

     Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Trustees. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. In accordance with procedures adopted by the Trustees, the Funds apply fair value pricing on a daily basis for all non-U.S. and non-Canadian equity securities held in their portfolios by utilizing the quotations of an independent pricing service, unless a Fund's adviser determines that use of another valuation methodology is appropriate. The pricing services uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value as of the time a Fund calculates its net asset value.

     B. REPURCHASE AGREEMENTS

     The Portfolio may enter into repurchase agreement transactions with institutions that meet the advisor's credit guidelines. Each repurchase agreement is valued at amortized cost. The Portfolio requires that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Portfolio to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Portfolio may be delayed or limited.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005
Continued

JPMORGAN INVESTMENT TRUST DIVERSIFIED MID CAP PORTFOLIO
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

     C. SECURITIES LENDING

     To generate additional income, the Portfolio may lend up to 33 1/3% of its assets pursuant to agreements ("borrower agreements") requiring that the loan be continuously secured by cash or securities issued by the U.S. government or its agencies or instrumentalities (collectively, U.S. government securities"). JPMorgan Chase Bank, N.A. ("JPMCB"), an affiliate of the Portfolio, serves as lending agent to the Portfolio pursuant to a Securities Lending Agreement approved by the Board of Trustees (the "Securities Lending Agreement"). The Securities Lending Agreement was effective with respect to the Diversified Mid Cap Portfolio on October 18, 2004 and an amended and restated agreement was approved by the Board at a meeting held on August 11, 2005.

     Under the Securities Lending Agreement, JPMCB acting as agent for the Portfolio loans securities to approved borrowers pursuant to approved borrower agreements in exchange for collateral equal to at least 100% of the market value of the loaned securities plus accrued interest. During the term of the loan, the Portfolio receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral in accordance with investment guidelines contained in the Securities Lending Agreement. For loans secured by cash, the Portfolio retains the interest on cash collateral investments but is required to pay the borrower a rebate for use of the cash collateral. For loans secured by US government securities, the borrower pays a borrower fee to the lending agent on behalf of the Portfolio. The net income earned on the securities lending (after payment of rebates and fees) is included in the Statement of Operations as Income from securities lending (net). Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

     Under the Securities Lending Agreement, JPMCB is entitled to a fee equal to
     (i) 6 basis points (.06 of 1%), calculated on an annualized basis and accrued daily, based upon the value of Collateral received from Borrowers for each Loan of U.S. Securities outstanding during a given month under this Lending Agreement; and (ii) 11.42 basis points (.1142 of 1%), calculated on an annualized basis and accrued daily, based upon the value of Collateral received from Borrowers for each Loan of non-U.S. Securities outstanding during a given month under this Lending Agreement. For the period from the effective date of the Agreement through June 30, 2005, JPMCB voluntarily reduced its fees to: (i) 5 basis points (.05 of 1%) for each Loan of U.S. Securities and (ii) 10 basis points (.1 of 1%) for each Loan of non-U.S. Securities, respectively.

     As of June 30, 2005, the Portfolio had securities with the following market values on loan, received the following collateral for the period then ended and paid the following amounts to related party affiliates:

        LENDING      MARKET      MARKET VALUE
         AGENT      VALUE OF      OF LOANED
       FEES PAID   COLLATERAL*    SECURITIES
       ---------   -----------   ------------
        $7,724     $9,838,463     $9,635,651

     * Includes securities and cash collateral.

     Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMCB will indemnify the Portfolio for any losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Portfolio or the borrower at any time, and are, therefore, not considered to be illiquid investments.

     D. SECURITY TRANSACTIONS AND INVESTMENT INCOME

     Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the interest method adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date or when the Portfolio first learns of the dividend.

     The Portfolio records distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005
Continued

 16

JPMORGAN INVESTMENT TRUST DIVERSIFIED MID CAP PORTFOLIO
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

     amounts of income, realized gain and return of capital may differ from the estimated amounts. The Portfolio adjusts the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

     E. ALLOCATION OF EXPENSES

     Expenses directly attributable to the Portfolio are charged directly to the Portfolio while the expenses attributable to more than one Portfolio of the Trust are allocated among the respective Portfolios.

     F. FEDERAL INCOME TAXES

     The Portfolio is treated as a separate taxable entity for Federal income tax purposes. The Portfolio's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary. The Portfolio is also a segregated portfolio of assets for insurance purposes and intends to comply with the diversification requirements at Subchapter L of the Internal Revenue Code.

     G. FOREIGN TAXES

     The Portfolio may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Portfolio will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which it invests.

     H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income generally are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Distributions from net investment income and from net capital gains are determined in accordance with U.S. income tax regulations, which may differ from U.S. generally accepted accounting principles. The Portfolio may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     A. INVESTMENT ADVISORY FEE

     Pursuant to the Investment Advisory Agreement, JPMorgan Investment Advisors Inc. (the "Advisor") (formerly known as Banc One Investment Advisors Corporation) acts as the investment advisor to the Portfolio. The Advisor is an indirect wholly-owned subsidiary of JPMCB, which is a subsidiary of JPMorgan Chase & Co. ("JPMorgan"). The Advisor supervises the investments of the Portfolio and for such services is paid a fee. The fee is accrued daily and paid monthly based on the Portfolio's average daily net assets. The annual fee rate for the Diversified Mid Cap Portfolio is 0.74%.

     The Portfolio may invest in one or more money market funds advised by the Advisor or its affiliates. Investment advisory and administrative fees are waived and/or reimbursed to the Portfolio in an amount sufficient to offset any doubling up of these fees related to the Portfolio's investment in an affiliated money market fund.

     B. ADMINISTRATION FEE

     Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the "Administrator") (formerly One Group Administrative Services, Inc.), an indirect, wholly-owned subsidiary of JPMorgan provides certain administration services to the Portfolio. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.18% of the first $250 million of the average daily net assets of the Trust (excluding the Equity Index Portfolio) and 0.14% of the average daily net assets of the Trust in excess of $250 million (excluding the Equity Index Portfolio).

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005
Continued

JPMORGAN INVESTMENT TRUST DIVERSIFIED MID CAP PORTFOLIO
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

     Effective October 18, 2004, JPMCB began providing portfolio fund accounting services and receives a portion of the fees payable to the Administrator. Prior to this date, BISYS Fund Services, L.P. ("BISYS") served as the Portfolio's fund accounting agent and received a portion of the fees paid to the Administrator.

     Effective July 1, 2005, J.P. Morgan Investor Services, Co. ("JPMIS") began serving as the Portfolio's sub-administrator. For its services as sub-administrator, JPMIS receives a portion of the fees payable to the Administrator. Prior to July 1, 2005, BISYS served as the Portfolio's sub-administrator. For its services as sub-administrator, BISYS received a portion of the fees paid to the Administrator.

     C. DISTRIBUTION FEES

     Effective May 1, 2005, pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the "Distributor"), a wholly-owned subsidiary of JPMorgan, serves as the Trust's exclusive underwriter and promotes and arranges for the sale of the Portfolio's shares. The Distributor receives no compensation in its capacity as the Portfolio's underwriter.

     D. CUSTODIAN FEES

     On August 12, 2004, the Board of Trustees approved an agreement with JPMCB to act as the Portfolio's custodian. The transition to JPMCB from the previous service provider was completed on October 18, 2004 for the Diversified Mid Cap Portfolio.

     The amounts paid directly to JPMCB by the Portfolio for custody services are included in custodian fees in the Statement of Operations. The custodian fees may be reduced by credits earned by the Portfolio, based on uninvested cash balances held by the custodian.

     E. WAIVERS AND REIMBURSEMENTS

     The Advisor and Administrator have contractually agreed to waive fees or reimburse the Portfolio to the extent that total operating expenses (excluding dividend expenses on short sales, interest, taxes, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.95% of the Portfolio's average daily net assets.

     The contractual expense limitation agreements were in effect for the period ended June 30, 2005. The expense limitation percentage above is in place until at least April 30, 2006.

     For the period ended June 30, 2005, the Portfolio's service providers waived investment advisory fees for the Portfolio in the amount of $3,911. None of these parties expects the Portfolio to repay any such waived fees in future years.

     F. OTHER

     Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Distributor. Such officers receive no compensation from the Portfolio for serving in their respective roles.

     The Trust adopted a Trustee Deferred Compensation Plan (the "Plan") which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various JPMorgan Funds until distribution in accordance with the Plan.

     During the period, the Portfolio may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

     The Portfolio may use related party brokers/dealers. For the period ended June 30, 2005, the Portfolio did not incur any brokerage commissions with brokers/dealers affiliated with the Advisor.

     The SEC has granted an exemptive order permitting the Portfolio to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005
Continued

 18

JPMORGAN INVESTMENT TRUST DIVERSIFIED MID CAP PORTFOLIO
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

4. INVESTMENT TRANSACTIONS

   During the period ended June 30, 2005, purchases and sales of investments (excluding short-term investments) were as follows:

    PURCHASES (EXCLUDING   SALES (EXCLUDING     PURCHASES OF        SALES OF
      U.S. GOVERNMENT)     U.S. GOVERNMENT)    U.S. GOVERNMENT   U.S. GOVERNMENT
    --------------------   -----------------   ---------------   ---------------
        $43,768,626           $48,432,909          --                --

5. FEDERAL INCOME TAX MATTERS

   For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at June 30, 2005, were as follows:

                     GROSS          GROSS       NET UNREALIZED
     AGGREGATE     UNREALIZED     UNREALIZED     APPRECIATION
       COST       APPRECIATION   DEPRECIATION   (DEPRECIATION)
    -----------   ------------   ------------   --------------
    $61,487,289    $8,558,526    $(1,197,596)     $7,360,930

6. BORROWINGS

   Effective February 18, 2005, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the JPMorgan Funds including the Portfolio. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Portfolio's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing.

   As of June 30, 2005, the Portfolio had no outstanding borrowings from the unsecured uncommitted credit facility.

7. CONCENTRATIONS AND INDEMNIFICATIONS

   In the normal course of business the Portfolio enters into contracts that contain a variety of representations which provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

JPMORGAN INVESTMENT TRUST DIVERSIFIED MID CAP PORTFOLIO
--------------------------------------------------------------------------------

TRUSTEES

                                                              NUMBER OF FUNDS
                                                                     IN
NAME (YEAR OF BIRTH);                                           FUND COMPLEX
POSITIONS WITH                  PRINCIPAL OCCUPATIONS             OVERSEEN           OTHER DIRECTORSHIPS HELD
THE TRUST (SINCE)                DURING PAST 5 YEARS           BY TRUSTEE(1)           OUTSIDE FUND COMPLEX
------------------------   -------------------------------   ------------------   -------------------------------
INDEPENDENT TRUSTEES
William J. Armstrong       Retired; Vice President &                114           None.
(1941); Trustee            Treasurer of Ingersoll-Rand
since 2005.                Company (manufacturer of
                           industrial equipment)
                           (1972-2000).


Roland R. Eppley, Jr.      Retired; President & Chief               114           Director, Janel Hydro, Inc.
(1932); Trustee            Executive Officer, Eastern                             (automotive) (1993-present).
since 2005.                Sales Bankcard (1971-1988).


John F. Finn               President and Chief Executive            113*          Director, Cardinal Health, Inc
(1947); Trustee            Officer of Gardner, Inc.                               (CAH) (1994-present).
since 1998.                (wholesale distributor to
                           outdoor power equipment
                           industry) (1979-present).


Dr. Matthew Goldstein      Chancellor of the City                   114           Trustee of Bronx-Lebanon
(1941); Trustee            University of New York                                 Hospital Center (1992-present);
since 2005.                (1999-present); President,                             Director of New Plan Excel
                           Adelphi University (New York)                          Realty Trust, Inc. (real estate
                           (1998-1999).                                           investment trust) (2000-
                                                                                  present); Director of Lincoln
                                                                                  Center Institute for the Arts
                                                                                  in Education (1999-present).


Robert J. Higgins          Retired; Director of                     114           Director of Providian Financial
(1945);                    Administration of the State of                         Corp. (banking) (2002-present).
Trustee since 2005.        Rhode Island (2003-2004);
                           President - Consumer Banking
                           and Investment Services, Fleet
                           Boston Financial (1971-2001).


Peter C. Marshall          Self-employed business                   113*          None.
(1942); Trustee since      consultant (2002-present);
1994.                      Senior Vice President, W.D.
                           Hoard, Inc. (corporate parent
                           of DCI Marketing, Inc.)
                           (2000-2002); President, DCI
                           Marketing, Inc. (1992-2000).


Marilyn McCoy              Vice President of                        113*          Director, Mather LifeWays
(1948); Trustee since      Administration and Planning,                           (1994- present); Director,
1999.                      Northwestern University                                Carleton College
                           (1985-present).                                        (2003-present).


William G. Morton, Jr.     Retired; Chairman Emeritus               114           Director of Radio Shack
(1937); Trustee since      (2001-2002), and Chairman and                          Corporation (electronics)
2005.                      Chief Executive Officer, Boston                        (1987-present); Director of The
                           Stock Exchange (1985-2001).                            National Football Foundation
                                                                                  and College Hall of Fame (1994-
                                                                                  present); Trustee of the
                                                                                  Berklee College of Music
                                                                                  (1998-present); Trustee of the
                                                                                  Stratton Mountain School
                                                                                  (2001-present).


Robert A. Oden, Jr.        President, Carleton College              113*          Director, American University
(1946); Trustee since      (2002-present); President,                             in Cairo.
1997.                      Kenyon College (1995-2002).


Fergus Reid, III (1932);   Chairman of Lumelite                     114           Trustee of Morgan Stanley Funds
Trustee (Chairman) since   Corporation (plastics                                  (209 portfolios)
2005.                      manufacturing) (2003- present);                        (1995-present).
                           Chairman and Chief Executive
                           Officer of Lumelite Corporation
                           (1985-2002).


JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

 20

JPMORGAN INVESTMENT TRUST DIVERSIFIED MID CAP PORTFOLIO
--------------------------------------------------------------------------------

TRUSTEES, CONTINUED

                                                              NUMBER OF FUNDS
                                                                     IN
NAME (YEAR OF BIRTH);                                           FUND COMPLEX
POSITIONS WITH                  PRINCIPAL OCCUPATIONS             OVERSEEN           OTHER DIRECTORSHIPS HELD
THE TRUST (SINCE)                DURING PAST 5 YEARS           BY TRUSTEE(1)           OUTSIDE FUND COMPLEX
------------------------   -------------------------------   ------------------   -------------------------------
Frederick W. Ruebeck       Advisor, Jerome P. Green &               113*          Director, AMS Group (2001-
(1939); Trustee since      Associates, LLC (broker-dealer)                        present); Director, Wabash
1994.                      (2002-present); Investment                             College (1988-present);
                           Officer, Wabash College                                Trustee, Seabury- Western
                           (2004-present); self-employed                          Theological Seminary
                           consultant (January                                    (1993-present); Chairman,
                           2000-present); Director of                             Indianapolis Symphony Orchestra
                           Investments, Eli Lilly and                             Foundation (1994-present).
                           Company (1988-1999).


James J. Schonbachler      Retired; Managing Director of            114           None.
(1943); Trustee since      Bankers Trust Company
2005.                      (financial services)
                           (1968-1998).

INTERESTED TRUSTEE


Leonard M. Spalding,       Retired; Chief Executive                 114           None.
Jr.** (1935); Trustee      Officer of Chase Mutual Funds
since 2005.                (investment company)
                           (1989-1998); President & Chief
                           Executive Officer of Vista
                           Capital Management (investment
                           management) (1990-1998); Chief
                           Investment Executive of Chase
                           Manhattan Private Bank
                           (investment management)
                           (1990-1998).

------------

(1) A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies.
     The JPMorgan Funds Complex for which the Board of Trustees includes nine registered investment companies (114 funds) as of August 29, 2005.
  * This Trustee does not oversee the UM Investment Trust II which is the registered investment company for the Undiscovered Managers Spinnaker Fund, and therefore oversees eight registered investment companies (113 funds) as of August 29, 2005.
 ** Mr. Spalding is deemed to be an "interested person" due to his ownership of JPMorgan Chase stock.

The contact address for each of the Trustees is 522 Fifth Avenue, New York, NY 10036.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

JPMORGAN INVESTMENT TRUST DIVERSIFIED MID CAP PORTFOLIO
--------------------------------------------------------------------------------

OFFICERS

NAME (YEAR OF BIRTH),
POSITIONS HELD WITH
THE TRUST (SINCE)                       PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS
----------------------------   ------------------------------------------------------------
George C.W. Gatch (1962),      Managing Director of JPMorgan Investment Management Inc.;
President (2004)               Director and President, JPMorgan Distribution Services, Inc.
                               and JPMorgan Funds Management, Inc. since 2005; Mr. Gatch is
                               CEO and President of JPMorgan Funds. Mr. Gatch has been an employee since 1986. Mr. Gatch has held positions such as
                               President and CEO of DKB Morgan, a Japanese mutual fund
                               company which was a joint venture between J.P. Morgan and
                               Dai-Ichi Kangyo Bank, as well as positions in business
                               management, marketing and sales.


Robert L. Young (1963),        Director and Vice President of JPMorgan Distribution
Senior Vice President          Services, Inc. and JPMorgan Funds Management, Inc.; Chief
(2004)*                        Operating Officer, JPMorgan Funds since 2005, and One Group
                               Mutual Funds from 2001 until 2005. Mr. Young was Vice
                               President and Treasurer, JPMorgan Funds Management, Inc.
                               (formerly One Group Administrative Services) and Vice
                               President and Treasurer, JPMorgan Distribution Services,
                               Inc. (formerly One Group Dealer Services, Inc.) from 1999 to
                               2005.


Patricia A. Maleski (1960),    Vice President, JPMorgan Funds Management, Inc.; previously,
Vice President and Chief       Treasurer, JPMorgan Funds and Head of Funds Administration
Administrative Officer         and Board Liaison. Ms. Maleski was the Vice President of
(2004)                         Finance for the Pierpont Group, Inc., an independent company owned by the Board of Directors/Trustees of the JPMorgan
                               Funds, prior to joining J.P. Morgan Chase & Co. in 2001.


Stephanie J. Dorsey (1969),    Vice President, JPMorgan Funds Management, Inc.; Director of
Treasurer (2004)*              Mutual Fund Administration, JPMorgan Funds Management, Inc.
                               (formerly One Group Administrative Services), from 2004 to
                               2005; Ms. Dorsey worked for JPMorgan Chase & Co., (formerly
                               Bank One Corporation) from 2003 to 2004; prior to joining
                               Bank One Corporation, she was a Senior Manager specializing in Financial Services audits at PricewaterhouseCoopers LLP from 1992 through 2002.


Stephen M. Ungerman (1953),    Senior Vice President, JPMorgan Chase & Co.; Mr. Ungerman
Senior Vice President, Chief   was head of Fund Administration - Pooled Vehicles from 2000
Compliance Officer (2004)      to 2004. Mr. Ungerman held a number of positions in
                               Prudential Financial's asset management business prior to
                               2000.


Paul L. Gulinello (1950),      Vice President and Anti Money Laundering Compliance Officer
AML Compliance Officer         for JPMorgan Asset Management Americas, additionally
(2005)                         responsible for personal trading and compliance testing
                               since 2004; Treasury Services Operating Risk Management and
                               Compliance Executive supporting all JPMorgan Treasury
                               Services business units from July 2000 to 2004.


Stephen M. Benham (1959),      Vice President and Assistant General Counsel, JPMorgan Chase
Secretary (2005)               & Co. since 2004; Vice President (Legal Advisory) of Merrill
                               Lynch Investment Managers, L.P. from 2000 to 2004; attorney associated with Kirkpatrick & Lockhart LLP from 1997 to
                               2000.


Elizabeth A. Davin (1964),     Vice President and Assistant General Counsel, JPMorgan Chase
Assistant Secretary (2004)*    & Co. since 2005;Senior Counsel, JPMorgan Chase & Co.
                               (formerly Bank One Corporation) from 2004-2005; Assistant
                               General Counsel and Associate General Counsel and Vice
                               President, Gartmore Global Investments, Inc. from 1999 to
                               2004.


Jessica K. Ditullio (1962),    Vice President and Assistant General Counsel, JPMorgan Chase
Assistant Secretary (2000)*    & Co. since 2005; Ms. Ditullio has served as attorney with various titles for JPMorgan Chase & Co. (formerly Bank One
                               Corporation) since 1990.


Nancy E. Fields (1949),        Vice President, JPMorgan Funds Management, Inc. and JPMorgan
Assistant Secretary (2000)*    Distribution Services, Inc.; from 1999-2005, Director,
                               Mutual Fund Administration, JPMorgan Funds Management, Inc.
                               (formerly One Group Administrative Services, Inc.) and
                               Senior Project Manager, Mutual Funds, JPMorgan Distribution
                               Services, Inc. (formerly One Group Dealer Services, Inc.).


Suzanne E. Cioffi (1967),      Vice President, JPMorgan Funds Management, Inc., responsible
Assistant Treasurer (2005)     for mutual fund financial reporting. Ms. Cioffi has overseen various fund accounting, custody and administration
                               conversion projects during the past five years.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

 22

JPMORGAN INVESTMENT TRUST DIVERSIFIED MID CAP PORTFOLIO
--------------------------------------------------------------------------------

OFFICERS, CONTINUED

NAME (YEAR OF BIRTH),
POSITIONS HELD WITH
THE TRUST (SINCE)                       PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS
----------------------------   ------------------------------------------------------------


Christopher D. Walsh (1965),   Vice President, JPMorgan Funds Management, Inc., Mr. Walsh
Assistant Treasurer (2004)     has managed all aspects of institutional and retail mutual fund administration and vendor relationships within the
                               mutual funds, commingled/ERISA funds, 3(c)(7) funds, hedge funds and LLC products. Mr. Walsh was a director of Mutual
                               Fund Administration at Prudential Investments from 1996 to
                               2000.

Arthur A. Jensen (1966),       Vice President, JPMorgan Funds Management, Inc. since April
Assistant Treasurer (2005)*    2005; formerly, Vice President of Financial Services of
                               BISYS Fund Services, Inc. from 2001 until 2005; Mr. Jensen was Section Manager at Northern Trust Company and Accounting
                               Supervisor at Allstate Insurance Company prior to 2001.


------------

The contact address for each of the officers, unless otherwise noted, is 522 Fifth Avenue, New York, NY 10036.

* The contact address for the officer is 1111 Polaris Parkway, Columbus, OH
  43271.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

JPMORGAN INVESTMENT TRUST DIVERSIFIED MID CAP PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF SHAREHOLDER EXPENSES

HYPOTHETICAL $1,000 INVESTMENT AT BEGINNING OF PERIOD
JUNE 30, 2005
(UNAUDITED)

As a shareholder of the Portfolio, you incur ongoing costs, including investment advisory fees, administration fees and other portfolio expenses. Because the Portfolio is a funding vehicle for Policies and Eligible Plans, you may also incur sales charges and other fees relating to the Policies or Eligible Plans. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio, but no the costs of the Policies or Eligible Plans, and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Portfolio at the beginning of the reporting period, January 1, 2005, and continued to hold your shares at the end of the reporting period, June 30, 2005.

ACTUAL EXPENSES

The first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other Portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees or the costs associated with the Policies or Eligible Plans through which the Portfolio is held. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different Portfolios. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

                                                  BEGINNING          ENDING          EXPENSES PAID
                                                   ACCOUNT           ACCOUNT         DURING PERIOD       ANNUALIZED
                                                   VALUE,            VALUE,        JANUARY 1, 2005 TO     EXPENSE
                                               JANUARY 1, 2005    JUNE 30, 2005      JUNE 30, 2005         RATIO
                                               ---------------    -------------    ------------------    ----------
Actual ......................................      $1,000            $1,067              $4.87              0.95%
Hypothetical ................................      $1,000            $1,020              $4.76              0.95%

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

 24

                      (This page intentionally left blank)

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

JPMorgan Funds are distributed by JPMorgan Distribution Services, Inc. which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a prospectus.

The financial information in this report has been taken from the books and records of the Funds without examination by independent auditors, who express no opinion thereon.

CONTACT JPMORGAN FUNDS SERVICE CENTER AT 1-800-480-4111 FOR A FUND PROSPECTUS. YOU CAN ALSO VISIT US AT WWW.JPMORGANFUNDS.COM. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES AND RISK AS WELL CHARGES AND EXPENSES OF THE MUTUAL FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE MUTUAL FUND. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

No sooner than 30 days after the end of each month, each Fund will make available upon request a complete uncertified schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, each Fund will make available a certified complete schedule of its portfolio holdings as of the last day that quarter. In addition to providing hard copies upon request, the Fund will post these quarterly schedules in the variable insurance portfolio section of www.jpmorganfunds.com and on the SEC's website at www.sec.gov.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111.

A description of each Fund's policies and procedures with respect to the disclosure of each Fund's portfolio holdings is available in the Statement of Additional Information.

A copy of proxy policies and procedures are available without charge upon request by calling 1-800-480-4111 and on the SEC's website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of the Fund's voting record is available on the SEC's website at www.sec.gov or in the variable insurance portfolio section of www.jpmorganfunds.com. The Fund's proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

                                                               [JPMORGAN LOGO]
SAN-JPMITDMC-605                                               ASSET MANAGEMENT

                               SEMI-ANNUAL REPORT
                   SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)























                                    JPMORGAN
                                   INVESTMENT
                                     TRUST


                           Large Cap Growth Portfolio

























-------------------------------------------------               [JPMORGAN LOGO]
NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE               ASSET MANAGEMENT
-------------------------------------------------
This material must be preceded or accompanied by a current prospectus.

JPMORGAN INVESTMENT TRUST LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

TABLE OF CONTENTS


President's Letter .........................................    2

Portfolio Characteristics ..................................    3

Schedule of Portfolio Investments ..........................    4

Statement of Assets and Liabilities ........................    7

Statement of Operations ....................................    8

Statement of Changes in Net Assets .........................    9

Financial Highlights .......................................   10

Notes to Financial Statements ..............................   12

Trustees ...................................................   17

Officers ...................................................   19

Schedule of Shareholder Expenses ...........................   21


HIGHLIGHTS

- Equities experienced sporadic volatility over the period - particularly in the first quarter.

- Weakness in manufacturing was offset by strength in the economy's consumer and housing segments.

- Inflation reports have been much more benign than expected.

Investments in a Portfolio are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Portfolio's share price is lower than when you invested.

Past performance is no guarantee for future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a Portfolio or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Portfolio.

This Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies (collectively "Policies") offered by separate accounts of participating insurance companies. Portfolio shares are also offered to qualified pension and retirement plans ("Eligible Plans"). Individuals may not purchase shares directly from the Portfolio.

Prospective investors should refer to the Portfolio's prospectus for a discussion of the Portfolio's investment objective, strategies and risks. Call JPMorgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Portfolio including management fees and other expenses. Please read it carefully before investing.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

 2

JPMORGAN INVESTMENT TRUST LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PRESIDENT'S LETTER                                                 JULY 11, 2005

DEAR SHAREHOLDER:

We are pleased to present this semi-annual report containing in-depth information on the JPMorgan Investment Trust Large Cap Growth Portfolio for the six-month period ended June 30, 2005.

MARKETS WRESTLE WITH VOLATILITY
U.S. equities experienced sporadic volatility over the period - particularly in the first quarter of 2005 - due primarily to concerns about inflation and economic growth. Even as employment gains, merger activity and corporate spending gained momentum, the challenges of increasing interest rates and rising oil prices seemed to loom in the background.

Interest rate increases by the Federal Open Market Committee (FOMC), in particular, were a mainstay in economic news due to a relatively consistent schedule of 25-basis-point (bp) hikes. This interest-rate activity became a source of great consternation for investors, as speculation abounded regarding its underlying catalyst - to keep inflation under control and to discourage speculative risk taking. Furthermore, this environment of uncertainty was often underscored by mixed economic data. Meanwhile, oil prices garnered their share of attention, with the West Texas Intermediate (WTI) rising more than 39% over the past six months and the price per barrel exceeding $60 at times.

Encouragement, however, surfaced toward the end of the period, as investors felt hopeful that the FOMC would finish its tightening cycle earlier than expected due to signs of moderating growth and easing inflation pressures. Weakness in manufacturing was offset by strength in the economy's consumer and housing segments. In addition, employment news continued to improve at a slow but steady, incremental pace.

INDEX PERFORMANCE
The markets showed an erratic ebb and flow during the period. Major large-capitalization stock indexes were negative for the six-month period, with many small- and mid-capitalization stock indexes reporting positive returns. Mid-capitalization stocks were the clear winners, as the Russell Midcap Index returned 3.92%. In addition, small-capitalization stocks made modest gains, with the Russell 2500 Index up 1.24% for the period. Large-capitalization stocks disappointed, as indicated by the S&P 500 Index, which reported a negative 0.81% for the six-month period.

OUTLOOK
As we enter the second half of 2005, the economy continues on a path of moderate expansion. The combined potency of rising labor costs and high commodity prices have emerged as potential obstacles to the economy's progress. However, the weakness in manufacturing appears to be showing signs of an impending rebound. Moreover, inflation reports have been much more benign than expected. We believe that the FOMC will continue its tightening cycle until evidence of a more decisive slowdown presents itself.

On behalf of us all at JPMorgan Asset Management, thank you for the continued confidence and trust you have placed in us. We look forward to serving your investment needs for many years to come. Should you have any questions, please feel free to contact the JPMorgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

/s/ George C.W. Gatch
George C.W. Gatch
President
JPMorgan Funds

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

JPMORGAN INVESTMENT TRUST LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO CHARACTERISTICS
(UNAUDITED)

TOP 10 HOLDINGS*
  1  General Electric...........  4.8%
  2  Johnson & Johnson..........  4.0%
  3  Microsoft Corp. ...........  3.7%
  4  Cisco Systems, Inc. .......  2.6%
  5  Dell, Inc. ................  2.5%
  6  Procter & Gamble Co. ......  2.3%
  7  UnitedHealth Group, Inc....  2.0%
  8  Intel Corp. ...............  1.8%
  9  Lowe's Cos., Inc. .........  1.8%
 10  Automatic Data Processing,
     Inc. ......................  1.7%

PORTFOLIO ALLOCATION*
Common Stocks.................  97.9%
Investments of Cash Collateral
  for Securities Loaned.......   8.6%
Investment Company............   2.7%
Liabilities in Excess of
Other Assets..................  (9.2)%

TOP 5 INDUSTRIES*
  1  Pharmaceuticals............   8.0%
  2  Communications Equipment...   7.4%
  3  Industrial Conglomerates...   5.8%
  4  Software...................   5.7%
  5  Health Care Providers &
     Services...................   5.4%

* Percentages indicated are based on net assets as of June 30, 2005. The portfolio's composition is subject to change.

--------------------------------------------------------------------------------

TEN YEAR PORTFOLIO PERFORMANCE
[GRAPH]                   Value of $10,000 Investment

                                                                 LARGE CAP GROWTH PORTFOLIO         RUSSELL 1000 GROWTH INDEX
                                                                 --------------------------         -------------------------
6/95                                                                       10000                              10000
6/96                                                                       11687                              12626
6/97                                                                       15345                              16699
6/98                                                                       20502                              21734
6/99                                                                       26443                              26499
6/00                                                                       30697                              28950
6/01                                                                       20667                              24621
6/02                                                                       14891                              20218
6/03                                                                       15250                              20410
6/04                                                                       17555                              24386
6/05                                                                       17829                              26319

-------------------------------------------------------------------------------------------------------------------------
                                                             TOTAL RETURN AS
                                                                    OF                AVERAGE ANNUAL TOTAL RETURNS AS OF
                                                              JUNE 30, 2005                      JUNE 30, 2005
-------------------------------------------------------------------------------------------------------------------------
                                      INCEPTION DATE             6 MONTHS             1 YEAR        5 YEAR        10 YEAR
-------------------------------------------------------------------------------------------------------------------------
  Large Cap Growth Portfolio             08/01/94                 (2.92)%              1.56%        (10.30)%       5.95%
-------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE QUOTED IS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. MUTUAL FUNDS ARE SUBJECT TO CERTAIN MARKET RISK. INVESTMENT RETURNS AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN. FOR UP-TO-DATE MONTH-END PERFORMANCE INFORMATION PLEASE CALL 1-800-480-4111.

The performance does not reflect any charges imposed by the Policies or Eligible Plans through which the Portfolio may be purchased. If these charges were included, the returns would be lower than shown.

The graph illustrates comparative performance for $10,000 invested in the JPMorgan Investment Trust Large Cap Growth Portfolio and the Russell 1000 Growth Index. The performance of the Portfolio assumes reinvestment of all dividends. The performance of the index does not include fees and expenses attributable to the Portfolio and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Russell 1000 Growth Index measures the performance of companies with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in an index.

Certain fees and expenses of the Portfolio are currently being waived and/or reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

 4

JPMORGAN INVESTMENT TRUST LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JUNE 30, 2005
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
---------   ----------------------------  ------------
COMMON STOCKS (97.9%):
Aerospace & Defense (1.7%):
   29,300   Boeing Co. .................     1,933,800
   15,110   General Dynamics Corp. .....     1,655,149
                                          ------------
                                             3,588,949
                                          ------------
Air Freight & Logistics (0.9%):
   38,600   Expeditors International of
              Washington, Inc. (c)......     1,922,666
                                          ------------
Beverages (1.3%):
   63,510   Coca-Cola Co. (The).........     2,651,543
                                          ------------
Biotechnology (4.3%):
   56,834   Amgen, Inc. (a).............     3,436,184
   26,340   Genentech, Inc. (a).........     2,114,575
   28,700   Gilead Sciences, Inc. (a)...     1,262,513
   43,010   MedImmune, Inc. (a) (c).....     1,149,227
   27,600   OSI Pharmaceuticals, Inc.
              (a).......................     1,128,012
                                          ------------
                                             9,090,511
                                          ------------
Capital Markets (0.6%):
   17,000   Franklin Resources, Inc. ...     1,308,660
                                          ------------
Chemicals (0.8%):
   34,520   Praxair, Inc. ..............     1,608,632
                                          ------------
Commercial Services & Supplies (4.0%):
   35,700   Apollo Group, Inc., Class A,
              (a).......................     2,792,454
   19,300   Corporate Executive Board
              Co. (c)...................     1,511,769
   77,780   Education Management Corp.
              (a).......................     2,623,519
   58,000   Robert Half International,
              Inc. (c)..................     1,448,260
                                          ------------
                                             8,376,002
                                          ------------
Communications Equipment (7.4%):
  284,900   Cisco Systems, Inc. (a).....     5,444,439
  126,450   Corning, Inc. (a)...........     2,101,599
   65,000   Juniper Networks, Inc.
              (a).......................     1,636,700
   26,300   Marvell Technology Group
              Ltd. (Bermuda) (a)........     1,000,452
   77,820   Motorola, Inc. .............     1,420,993
   94,780   QUALCOMM, Inc. .............     3,128,688
    9,400   Research In Motion Ltd.
              (Canada) (a)..............       693,250
                                          ------------
                                            15,426,121
                                          ------------
Computers & Peripherals (4.0%):
   45,000   Apple Computer, Inc. (a)....     1,656,450
  131,290   Dell, Inc. (a)..............     5,187,268
  112,800   EMC Corp. (a)...............     1,546,488
                                          ------------
                                             8,390,206
                                          ------------

 SHARES
   OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
---------   ----------------------------  ------------
COMMON STOCKS, CONTINUED:
Consumer Finance (1.2%):
   39,600   First Marblehead Corp. (The)
              (a) (c)...................     1,388,376
   39,300   MBNA Corp. .................     1,028,088
                                          ------------
                                             2,416,464
                                          ------------
Diversified Financial Services (2.1%):
   11,670   Chicago Mercantile Exchange
              Holdings, Inc. (c)........     3,448,485
   42,504   Lazard Ltd. (Bermuda), Class
              A (a).....................       988,218
                                          ------------
                                             4,436,703
                                          ------------
Electrical Equipment (0.7%):
   21,500   Roper Industries, Inc. .....     1,534,455
                                          ------------
Electronic Equipment & Instruments (0.3%):
   74,200   Symbol Technologies, Inc.
              (c).......................       732,354
                                          ------------
Energy Equipment & Services (1.6%):
   13,100   Schlumberger Ltd. (Neth.
              Antilles).................       994,814
   37,220   Smith International,
              Inc. .....................     2,370,914
                                          ------------
                                             3,365,728
                                          ------------
Food & Staples Retailing (3.1%):
   27,200   Costco Wholesale Corp. .....     1,219,104
   82,500   CVS Corp. ..................     2,398,275
   43,100   Sysco Corp. ................     1,559,789
   29,760   Wal-Mart Stores, Inc. ......     1,434,432
                                          ------------
                                             6,611,600
                                          ------------
Health Care Equipment & Supplies (3.3%):
    6,900   Bausch & Lomb, Inc. ........       572,700
   35,600   Cytyc Corp. (a).............       785,336
   21,400   Fisher Scientific
              International, Inc. (a)...     1,388,860
    8,570   Guidant Corp. ..............       576,761
   41,100   Medtronic, Inc. ............     2,128,569
   20,000   Zimmer Holdings, Inc. (a)...     1,523,400
                                          ------------
                                             6,975,626
                                          ------------
Health Care Providers & Services (5.4%):
   26,900   DaVita, Inc. (a)............     1,223,412
   42,100   HCA, Inc. ..................     2,385,807
   35,300   Laboratory Corp. of America
              Holdings (a)..............     1,761,470
   33,600   Medco Health Solutions, Inc.
              (a).......................     1,792,896
   79,440   UnitedHealth Group, Inc. ...     4,142,002
                                          ------------
                                            11,305,587
                                          ------------
Hotels, Restaurants & Leisure (1.7%):
   44,300   Carnival Corp. (Panama)
              (c).......................     2,416,565

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005
Continued

JPMORGAN INVESTMENT TRUST LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
AS OF JUNE 30, 2005
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
---------   ----------------------------  ------------
COMMON STOCKS, CONTINUED:
Hotels, Restaurants & Leisure, continued:
   15,300   Marriott International,
              Inc., Class A.............     1,043,766
                                          ------------
                                             3,460,331
                                          ------------
Household Durables (0.5%):
   10,500   Toll Brothers, Inc. (a)
              (c).......................     1,066,275
                                          ------------
Household Products (2.3%):
   91,190   Procter & Gamble Co. .......     4,810,273
                                          ------------
Industrial Conglomerates (5.8%):
  292,700   General Electric Co. .......    10,142,055
   67,800   Tyco International Ltd.
              (Bermuda).................     1,979,760
                                          ------------
                                            12,121,815
                                          ------------
Internet & Catalog Retail (0.6%):
   39,980   eBay, Inc. (a) (c)..........     1,319,740
                                          ------------
Internet Software & Services (3.4%):
    9,450   Google, Inc., Class A (a)...     2,779,717
   46,400   VeriSign, Inc. (a)..........     1,334,464
   85,300   Yahoo!, Inc. (a)............     2,955,645
                                          ------------
                                             7,069,826
                                          ------------
IT Services (4.5%):
   47,720   Affiliated Computer
              Services, Inc., Class A
              (a).......................     2,438,492
   83,200   Automatic Data Processing,
              Inc. .....................     3,491,904
   38,400   Cognizant Technology
              Solutions Corp., Class A
              (c).......................     1,809,792
   52,000   Iron Mountain, Inc. (a)
              (c).......................     1,613,040
                                          ------------
                                             9,353,228
                                          ------------
Machinery (0.5%):
   19,700   Danaher Corp. ..............     1,031,098
                                          ------------
Media (2.4%):
   39,490   EchoStar Communications
              Corp., Class A............     1,190,623
   15,600   Getty Images, Inc. (a)
              (c).......................     1,158,456
   35,700   Lamar Advertising Co., Class
              A (a) (c).................     1,526,889
   33,000   XM Satellite Radio Holdings,
              Inc., Class A (a) (c).....     1,110,780
                                          ------------
                                             4,986,748
                                          ------------
Metals & Mining (0.3%):
   19,100   United States Steel
              Corp. ....................       656,467
                                          ------------
Multiline Retail (2.3%):
   42,600   Kohl's Corp. (a)............     2,381,766
   44,800   Target Corp. ...............     2,437,568
                                          ------------
                                             4,819,334
                                          ------------

 SHARES
   OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
---------   ----------------------------  ------------
COMMON STOCKS, CONTINUED:
Oil, Gas & Consumable Fuels (2.1%):
   29,800   EOG Resources, Inc. ........     1,692,640
   48,100   Newfield Exploration Co. (a)
              (c).......................     1,918,709
    9,600   Valero Energy Corp. ........       759,456
                                          ------------
                                             4,370,805
                                          ------------
Personal Products (1.6%):
   64,970   Gillette Co. (The)..........     3,289,431
                                          ------------
Pharmaceuticals (8.0%):
   62,800   Abbott Laboratories.........     3,077,828
  130,300   Johnson & Johnson...........     8,469,500
   48,900   Schering-Plough Corp. (c)...       932,034
   37,000   Sepracor, Inc. (a) (c)......     2,220,370
   47,400   Wyeth.......................     2,109,300
                                          ------------
                                            16,809,032
                                          ------------
Semiconductors & Semiconductor Equipment (4.4%):
   69,500   Altera Corp. (a)............     1,377,490
   53,230   Analog Devices, Inc. .......     1,986,012
  145,820   Intel Corp. ................     3,800,069
   20,500   KLA-Tencor Corp. ...........       895,850
   29,700   Linear Technology Corp. ....     1,089,693
        1   Taiwan Semiconductor
              Manufacturing Co., Ltd.
              (Taiwan) (ADR)............             9
                                          ------------
                                             9,149,123
                                          ------------
Software (5.7%):
   67,500   Adobe Systems, Inc. ........     1,931,850
   34,800   Autodesk, Inc. .............     1,196,076
   30,400   Mercury Interactive Corp.
              (a) (c)...................     1,166,144
  308,600   Microsoft Corp. ............     7,665,624
                                          ------------
                                            11,959,694
                                          ------------
Specialty Retail (5.3%):
   60,740   Home Depot, Inc. ...........     2,362,786
   63,300   Lowe's Cos., Inc. ..........     3,685,326
   19,900   Michaels Stores, Inc. ......       823,263
   64,500   PETsMART, Inc. (c)..........     1,957,575
  102,755   Staples, Inc. ..............     2,190,737
                                          ------------
                                            11,019,687
                                          ------------
Textiles, Apparel & Luxury Goods (0.6%):
   36,400   Coach, Inc. (a).............     1,221,948
                                          ------------
Tobacco (0.9%):
   28,700   Altria Group, Inc. .........     1,855,742
                                          ------------

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005
Continued

 6

JPMORGAN INVESTMENT TRUST LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
AS OF JUNE 30, 2005
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
---------   ----------------------------  ------------
COMMON STOCKS, CONTINUED:
Wireless Telecommunication Services (2.3%):
  136,100   Crown Castle International
              Corp. (a).................     2,765,552
   66,900   Nextel Communications, Inc.
              (a) (c)...................     2,161,539
                                          ------------
                                             4,927,091
                                          ------------
  Total Common Stocks
  (Cost $194,942,655)                      205,039,495
                                          ------------
SHORT-TERM INVESTMENT (2.7%):
Investment Company (2.7%):
5,736,404   JPMorgan Liquid Assets Money
              Market Fund (b) (Cost
              $5,736,404)...............     5,736,404
                                          ------------
INVESTMENTS OF CASH COLLATERAL FOR
  SECURITIES LOANED (8.6%):
Certificate of Deposit (0.1%):
  183,180   Fifth Third Bancorp. 3.30%,
              07/01/05..................       183,180
                                          ------------
Investment Companies (5.5%):
7,323,688   BGI Prime Money Market
              Fund......................     7,323,688
4,229,173   Morgan Stanley Institutional
              Liquidity Funds...........     4,229,173
                                          ------------
                                            11,552,861
                                          ------------
Medium Term Notes (3.0%):
  244,330   American Honda Finance
              Corp., FRN, 3.39%,
              07/01/05..................       244,330
  122,165   Citigroup Global Markets
              Holdings, Inc., FRN,
              3.50%, 09/12/05...........       122,165
  184,010   CC USA, Inc., FRN, 3.61%,
              07/01/05..................       184,010

 SHARES
   OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
---------   ----------------------------  ------------
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED,
  CONTINUED:
Medium Term Notes, continued:
  305,475   Credit Suisse First Boston,
              Inc., FRN, 3.51%,
              07/01/05..................       305,475
  999,035   General Electric Co., FRN,
              3.21%, 07/25/05...........       999,035
  122,165   Lehman Brothers Holdings,
              Inc., FRN, 3.40%,
              07/01/05..................       122,165
  305,322   Liberty Lighthouse Funding
              Co. LLC, FRN, 3.40%,
              07/01/05..................       305,322
  183,247   MBIA Global Funding LLC,
              FRN, 3.41%, 07/26/05......       183,247
  183,247   Merrill Lynch & Co., FRN,
              3.45%, 07/01/05...........       183,247
2,000,000   Merrill Lynch & Co., Inc.,
              FRN, 3.59%, 07/01/05......     2,000,000
  305,412   Sigma Finance, Inc., FRN,
              3.59%, 07/01/05...........       305,412
  749,260   Sigma Finance, Inc., FRN,
              3.60%, 07/01/05...........       749,260
  499,517   Wells Fargo & Co., FRN,
              3.36%, 07/01/05...........       499,517
  122,165   Wells Fargo & Co., FRN,
              3.45%, 07/01/05...........       122,165
                                          ------------
                                             6,325,350
                                          ------------
  Total Investments for Cash Collateral
  for Securities Loaned (Cost
  $18,061,391)                              18,061,391
                                          ------------
TOTAL INVESTMENTS (109.2%):
  (Cost $218,740,450)                      228,837,290
LIABILITIES IN EXCESS OF OTHER ASSETS
(9.2)%:                                    (19,239,354)
                                          ------------
NET ASSETS (100.0%):                      $209,597,936
                                          ============

------------
Percentages indicated are based on net assets.


ADR  American Depositary Receipt
FRN Floating Rate Note. The rate shown is the rate in effect at June 30, 2005.
(a)  Non-income producing security.
(b) Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan
     Investment Advisors Inc.
(c) Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

JPMORGAN INVESTMENT TRUST LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
AS OF JUNE 30, 2005
(UNAUDITED)

ASSETS:
Investments in non-affiliates, at value.....................    $ 223,100,886
Investments in affiliates, at value.........................        5,736,404
                                                                -------------
Total investment securities at value........................      228,837,290
Receivables:
  Investment securities sold................................        2,114,677
  Fund shares sold..........................................          213,712
  Interest and dividends....................................          123,196
Prepaid expenses and other assets...........................           10,305
                                                                -------------
Total Assets................................................      231,299,180
                                                                -------------
LIABILITIES:
Payables:
  Investment securities purchased...........................        3,312,466
  Collateral for securities lending program.................       18,061,391
  Fund shares redeemed......................................          184,752
Accrued liabilities:
  Investment advisory fees..................................          112,394
  Administration fees.......................................           26,179
  Other.....................................................            4,062
                                                                -------------
Total Liabilities...........................................       21,701,244
                                                                -------------
NET ASSETS:.................................................    $ 209,597,936
                                                                =============
Paid in Capital.............................................      331,192,065
Accumulated undistributed (distributions in excess of) net
  investment income.........................................          107,417
Accumulated undistributed net realized gains (losses) from
  investments...............................................     (131,798,386)
Net unrealized appreciation (depreciation) from
  investments...............................................       10,096,840
                                                                -------------
Net Assets..................................................    $ 209,597,936
                                                                =============
SHARES OF BENEFICIAL INTEREST OUTSTANDING:..................       16,251,981
                                                                =============
Net asset value, offering and redemption price per share....    $       12.90
                                                                =============
Cost of Investments.........................................    $ 218,740,450
Investment securities on loan, at value.....................       17,687,004

See notes to financial statements.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

 8

JPMORGAN INVESTMENT TRUST LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2005
(UNAUDITED)

INVESTMENT INCOME:
Dividend Income.............................................    $   914,655
Dividend income from affiliates*............................         66,360
Income from securities lending (net)........................         17,565
                                                                -----------
Total Investment Income.....................................        998,580
                                                                -----------
EXPENSES:
Investment advisory fees....................................        682,064
Administrative fees.........................................        154,552
Custodian fees..............................................         10,346
Professional fees...........................................         12,352
Trustees' fees..............................................            472
Transfer agent fees.........................................          4,162
Other.......................................................         14,805
                                                                -----------
Total Expenses..............................................        878,753
                                                                -----------
Net Investment Income (Loss)................................        119,827
                                                                -----------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain (loss) on investments.....................     (2,604,907)
Change in net unrealized appreciation/depreciation of
  investments...............................................     (4,114,033)
                                                                -----------
Net realized/unrealized gains (losses) on investments.......     (6,718,940)
                                                                -----------
Change in net assets resulting from operations..............    $(6,599,113)
                                                                ===========
* Includes reimbursements of investment advisory and
  administration fees:......................................    $    10,697
                                                                -----------

See notes to financial statements.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

JPMORGAN INVESTMENT TRUST LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                 SIX MONTHS
                                                                   ENDED
                                                                  JUNE 30,         YEAR ENDED
                                                                    2005          DECEMBER 31,
                                                                (UNAUDITED)           2004
                                                              ----------------    ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)..............................    $    119,827      $  1,147,121
  Net realized gain (loss) on investments...................      (2,604,907)        1,418,894
  Change in net unrealized appreciation/depreciation of
    investments.............................................      (4,114,033)       11,652,111
                                                                ------------      ------------
Increase (decrease) in net assets from operations...........      (6,599,113)       14,218,126
                                                                ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income................................      (1,147,913)         (478,551)
                                                                ------------      ------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares issued...............................      37,918,764        32,943,844
  Dividends reinvested......................................       1,147,913           478,551
  Cost of shares redeemed...................................     (38,529,576)      (36,015,704)
                                                                ------------      ------------
Increase (decrease) from capital transactions...............         537,101        (2,593,309)
                                                                ------------      ------------
NET ASSETS:
  Total increase (decrease) in net assets...................      (7,209,925)       11,146,266
  Beginning of period.......................................     216,807,861       205,661,595
                                                                ------------      ------------
  End of period.............................................    $209,597,936      $216,807,861
                                                                ============      ============
Accumulated undistributed (distributions in excess of) net
  investment income.........................................    $    107,417      $  1,135,503
                                                                ============      ============
SHARE TRANSACTIONS:
  Issued....................................................       2,989,159         2,622,239
  Reinvested................................................          92,128            38,101
  Redeemed..................................................      (3,061,583)       (2,869,594)
                                                                ------------      ------------
Change in Shares............................................          19,704          (209,254)
                                                                ============      ============

See notes to financial statements.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

 10

JPMORGAN INVESTMENT TRUST LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                                   PER SHARE OPERATING PERFORMANCE
                                     --------------------------------------------------------------------------------------------
                                                    INVESTMENT OPERATIONS                               DISTRIBUTIONS
                                     ----------------------------------------------------   -------------------------------------
                                                               NET REALIZED
                                                                   AND
                                     NET ASSET      NET         UNREALIZED
                                      VALUE,     INVESTMENT       GAINS        TOTAL FROM      NET         NET
                                     BEGINNING     INCOME      (LOSSES) ON     INVESTMENT   INVESTMENT   REALIZED       TOTAL
                                     OF PERIOD     (LOSS)      INVESTMENTS     OPERATIONS     INCOME      GAINS     DISTRIBUTIONS
                                     ---------   ----------   --------------   ----------   ----------   --------   -------------
Six Months Ended June 30, 2005
  (Unaudited)......................   $13.36       $ 0.01         $(0.40)        $(0.39)      $(0.07)     $   --       $(0.07)
Year Ended December 31, 2004.......    12.51         0.07           0.81           0.88        (0.03)         --        (0.03)
Year Ended December 31, 2003.......     9.82         0.03           2.67           2.70        (0.01)         --        (0.01)
Year Ended December 31, 2002.......    13.73         0.01          (3.92)         (3.91)          --          --           --
Year Ended December 31, 2001.......    20.07        (0.01)         (4.01)         (4.02)          --       (2.32)       (2.32)
Year Ended December 31, 2000.......    26.56        (0.03)         (5.93)         (5.96)          --       (0.53)       (0.53)

------------

(a) Annualized for periods less than one year.

(b) Not annualized for periods less than one year.

See notes to financial statements.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

--------------------------------------------------------------------------------

                                                 RATIOS/SUPPLEMENTAL DATA:
                             -----------------------------------------------------------------
                                             RATIOS TO AVERAGE NET ASSETS: (a)
                                          ----------------------------------------
       NET                                                            EXPENSES
      ASSET                  NET ASSETS                 NET       WITHOUT WAIVERS
     VALUE,       TOTAL        END OF                INVESTMENT    REIMBURSEMENTS    PORTFOLIO
     END OF       RETURN       PERIOD       NET        INCOME       AND EARNINGS     TURNOVER
     PERIOD        (b)        (000'S)     EXPENSES     (LOSS)         CREDITS        RATE (b)
    ---------   ----------   ----------   --------   ----------   ----------------   ---------
     $12.90        (2.92)%    $209,598      0.84%       0.11%           0.84%           54%
      13.36         7.05       216,808      0.82        0.58            0.83            95
      12.51        27.54       205,662      0.81        0.26            0.83            49
       9.82       (28.48)      169,693      0.92        0.68            0.93            71
      13.73       (20.28)      259,557      0.81       (0.06)           0.82            75
      20.07       (22.96)      327,602      0.85       (0.14)           0.85            96

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

 12

JPMORGAN INVESTMENT TRUST LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION

   JPMorgan Investment Trust (formerly One Group Investment Trust) (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The Large Cap Growth Portfolio is a separate Portfolio of the Trust (the "Portfolio").

   Effective May 1, 2005, the Board of Trustees approved the name change from One Group Investment Trust Large Cap Growth Portfolio to JPMorgan Investment Trust Large Cap Growth Portfolio.

   Portfolio shares are offered only to separate accounts of participating insurance companies and eligible plans. Individuals may not purchase shares directly from the Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     A. VALUATION OF INVESTMENTS

     Listed securities are valued at the last sale price on the exchange on which they are primarily traded. The value of National Market Systems equity securities quoted by the NASDAQ Stock Market shall generally be the NASDAQ Official Closing Price. Unlisted securities are valued at the last sale price provided by an independent pricing agent or principal market maker. Listed securities for which the latest sales prices are not available are valued at the mean of the latest bid and ask price as of the closing of the primary exchange where such securities are normally traded. Fixed income securities with a maturity of 61 days or more held by the funds will be valued each day based on readily available market quotations received from third party broker-dealers of comparable securities or independent or affiliated pricing services approved by the Board of Trustees. Such pricing services and broker-dealers will generally provide bid-side quotations. Short-term investments maturing in less than 61 days are valued at amortized cost, which approximates market value. Investments in other open-end investment companies are valued at such investment company's current day closing net asset value per share.

     Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Trustees. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. In accordance with procedures adopted by the Trustees, the Funds apply fair value pricing on a daily basis for all non-U.S. and non-Canadian equity securities held in their portfolios by utilizing the quotations of an independent pricing service, unless a Fund's adviser determines that use of another valuation methodology is appropriate. The pricing services uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value as of the time a Fund calculates its net asset value.

     B. REPURCHASE AGREEMENTS

     The Portfolio may enter into repurchase agreement transactions with institutions that meet the advisor's credit guidelines. Each repurchase agreement is valued at amortized cost. The Portfolio requires that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Portfolio to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Portfolio may be delayed or limited.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005
Continued

JPMORGAN INVESTMENT TRUST LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

     C. SECURITIES LENDING

     To generate additional income, the Portfolio may lend up to 33 1/3% of its assets pursuant to agreements ("borrower agreements") requiring that the loan be continuously secured by cash or securities issued by the U.S. government or its agencies or instrumentalities (collectively, U.S. government securities"). JPMorgan Chase Bank, N.A. ("JPMCB"), an affiliate of the Portfolio, serves as lending agent to the Portfolio pursuant to a Securities Lending Agreement approved by the Board of Trustees (the "Securities Lending Agreement"). The Securities Lending Agreement was effective with respect to the Large Cap Growth Portfolio on October 18, 2004 and an amended and restated agreement was approved by the Board at a meeting held on August 11, 2005.

     Under the Securities Lending Agreement, JPMCB acting as agent for the Portfolio loans securities to approved borrowers pursuant to approved borrower agreements in exchange for collateral equal to at least 100% of the market value of the loaned securities plus accrued interest. During the term of the loan, the Portfolio receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral in accordance with investment guidelines contained in the Securities Lending Agreement. For loans secured by cash, the Portfolio retains the interest on cash collateral investments but is required to pay the borrower a rebate for use of the cash collateral. For loans secured by US government securities, the borrower pays a borrower fee to the lending agent on behalf of the Portfolio. The net income earned on the securities lending (after payment of rebates and fees) is included in the Statement of Operations as Income from securities lending (net). Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

     Under the Securities Lending Agreement, JPMCB is entitled to a fee equal to
     (i) 6 basis points (.06 of 1%), calculated on an annualized basis and accrued daily, based upon the value of Collateral received from Borrowers for each Loan of U.S. Securities outstanding during a given month under this Lending Agreement; and (ii) 11.42 basis points (.1142 of 1%), calculated on an annualized basis and accrued daily, based upon the value of Collateral received from Borrowers for each Loan of non-U.S. Securities outstanding during a given month under this Lending Agreement. For the period from the effective date of the Agreement through June 30, 2005, JPMCB voluntarily reduced its fees to: (i) 5 basis points (.05 of 1%) for each Loan of U.S. Securities and (ii) 10 basis points (.1 of 1%) for each Loan of non-U.S. Securities, respectively.

     As of June 30, 2005, the Portfolio had securities with the following market values on loan, received the following collateral for the period then ended and paid the following amounts to related party affiliates:

 LENDING      MARKET      MARKET VALUE
  AGENT      VALUE OF      OF LOANED
FEES PAID   COLLATERAL*    SECURITIES
---------   -----------   ------------
 $4,494     $18,061,391   $17,687,004

     * Includes securities and cash collateral.

     Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMCB will indemnify the Portfolio for any losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Portfolio or the borrower at any time, and are, therefore, not considered to be illiquid investments.

     D. SECURITY TRANSACTIONS AND INVESTMENT INCOME

     Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the interest method adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date or when the Portfolio first learns of the dividend.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005
Continued

 14

JPMORGAN INVESTMENT TRUST LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

     E. ALLOCATION OF EXPENSES

     Expenses directly attributable to the Portfolio are charged directly to the Portfolio while the expenses attributable to more than one Portfolio of the Trust are allocated among the respective Portfolios.

     F. FEDERAL INCOME TAXES

     The Portfolio is treated as a separate taxable entity for Federal income tax purposes. The Portfolio's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary. The Portfolio is also a segregated portfolio of assets for insurance purposes and intends to comply with the diversification requirements at Subchapter L of the Internal Revenue Code.

     G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income generally are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Distributions from net investment income and from net capital gains are determined in accordance with U.S. income tax regulations, which may differ from U.S. generally accepted accounting principles. The Portfolio may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     A. INVESTMENT ADVISORY FEE

     Pursuant to the Investment Advisory Agreement, JPMorgan Investment Advisors Inc. (the "Advisor") (formerly known as Banc One Investment Advisors Corporation) acts as the investment advisor to the Portfolio. The Advisor is an indirect wholly-owned subsidiary of JPMCB, which is a subsidiary of JPMorgan Chase & Co. ("JPMorgan"). The Advisor supervises the investments of the Portfolio and for such services is paid a fee. The fee is accrued daily and paid monthly based on the Portfolio's average daily net assets. The annual fee rate for the Large Cap Growth Portfolio is 0.65%.

     The Portfolio may invest in one or more money market funds advised by the Advisor or its affiliates. Investment advisory and administrative fees are waived and/or reimbursed to the Portfolio in an amount sufficient to offset any doubling up of these fees related to the Portfolio's investment in an affiliated money market fund.

     B. ADMINISTRATION FEE

     Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the "Administrator") (formerly One Group Administrative Services, Inc.), an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Portfolio. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.18% of the first $250 million of the average daily net assets of the Trust (excluding the Equity Index Portfolio) and 0.14% of the average daily net assets of the Trust in excess of $250 million (excluding the Equity Index Portfolio).

     Effective October 18, 2004, JPMCB began providing portfolio fund accounting services and receives a portion of the fees payable to the Administrator. Prior to this date, BISYS Fund Services, L.P. ("BISYS") served as the Portfolio's fund accounting agent and received a portion of the fees paid to the Administrator.

     Effective July 1, 2005, J.P. Morgan Investor Services, Co. ("JPMIS") began serving as the Portfolio's sub-administrator. For its services as sub-administrator, JPMIS receives a portion of the fees payable to the Administrator. Prior to July 1, 2005, BISYS served as the Portfolio's sub-administrator. For its services as sub-administrator, BISYS received a portion of the fees paid to the Administrator.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005
Continued

JPMORGAN INVESTMENT TRUST LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

     C. DISTRIBUTION FEES

     Effective May 1, 2005 pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the "Distributor"), a wholly-owned subsidiary of JPMorgan, began serving Trust's exclusive underwriter and promotes and arranges for the sale of the Portfolio's shares. The Distributor receives no compensation in its capacity as the Portfolio's underwriter.

     D. CUSTODIAN FEES

     On August 12, 2004, the Board of Trustees approved an agreement with JPMCB to act as the Portfolio's custodian. The transition to JPMCB from the previous service provider was completed on October 18, 2004.

     The amounts paid directly to JPMCB by the Portfolio for custody services are included in custodian fees in the Statement of Operations. The custodian fees may be reduced by credits earned by the Portfolio, based on uninvested cash balances held by the custodian.

     E. WAIVERS AND REIMBURSEMENTS

     The Advisor and Administrator have contractually agreed to waive fees or reimburse the Portfolio to the extent that total operating expenses (excluding dividend expenses on short sales, interest, taxes, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.95% of the Portfolio's average daily net assets.

     The contractual expense limitation agreements were in effect for the period ended June 30, 2005. The expense limitation percentage above is in place until at least April 30, 2006.

     F. OTHER

     Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Distributor. Such officers receive no compensation from the Portfolio for serving in their respective roles.

     The Trust adopted a Trustee Deferred Compensation Plan (the "Plan") which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various JPMorgan Funds until distribution in accordance with the Plan.

     During the period, the Portfolio may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

     The Portfolio may use related party brokers/dealers. For the period ended June 30, 2005, The Portfolio did not incur any brokerage commission with brokers/dealers affiliated with the Advisor.

     The SEC has granted an exemptive order permitting the Portfolio to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

4. INVESTMENT TRANSACTIONS

   During the period ended June 30, 2005, purchases and sales of investments (excluding short-term investments) were as follows:

   PURCHASES            SALES
   (EXCLUDING         (EXCLUDING       PURCHASES OF        SALES OF
U.S. GOVERNMENT)   U.S. GOVERNMENT)   U.S. GOVERNMENT   U.S. GOVERNMENT
----------------   ----------------   ---------------   ---------------
  $111,724,589       $111,724,565            --                --

5. FEDERAL INCOME TAX MATTERS

   For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at June 30, 2005, were as follows:

                  GROSS          GROSS       NET UNREALIZED
 AGGREGATE      UNREALIZED     UNREALIZED     APPRECIATION
    COST       APPRECIATION   DEPRECIATION   (DEPRECIATION)
------------   ------------   ------------   --------------
$218,740,450   $16,989,350    $(6,892,510)    $10,096,840

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

 16

JPMORGAN INVESTMENT TRUST LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

6. BORROWINGS

   Effective February 18, 2005, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the JPMorgan Funds including the Portfolio. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Portfolio's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing.

   As of June 30, 2005, the Portfolio had no outstanding borrowings from the unsecured uncommitted credit facility.

7. CONCENTRATIONS AND INDEMNIFICATIONS

   In the normal course of business the Portfolio enters into contracts that contain a variety of representations which provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

JPMORGAN INVESTMENT TRUST LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

TRUSTEES

                                                              NUMBER OF FUNDS
                                                                     IN
NAME (YEAR OF BIRTH);                                           FUND COMPLEX
POSITIONS WITH                  PRINCIPAL OCCUPATIONS             OVERSEEN           OTHER DIRECTORSHIPS HELD
THE TRUST (SINCE)                DURING PAST 5 YEARS           BY TRUSTEE(1)           OUTSIDE FUND COMPLEX
------------------------   -------------------------------   ------------------   -------------------------------
INDEPENDENT TRUSTEES
William J. Armstrong       Retired; Vice President &                114           None.
(1941); Trustee            Treasurer of Ingersoll-Rand
since 2005.                Company (manufacturer of
                           industrial equipment)
                           (1972-2000).


Roland R. Eppley, Jr.      Retired; President & Chief               114           Director, Janel Hydro, Inc.
(1932); Trustee            Executive Officer, Eastern                             (automotive) (1993-present).
since 2005.                Sales Bankcard (1971-1988).


John F. Finn               President and Chief Executive            113*          Director, Cardinal Health, Inc
(1947); Trustee            Officer of Gardner, Inc.                               (CAH) (1994-present).
since 1998.                (wholesale distributor to
                           outdoor power equipment
                           industry) (1979-present).


Dr. Matthew Goldstein      Chancellor of the City                   114           Trustee of Bronx-Lebanon
(1941); Trustee            University of New York                                 Hospital Center (1992-present);
since 2005.                (1999-present); President,                             Director of New Plan Excel
                           Adelphi University (New York)                          Realty Trust, Inc. (real estate
                           (1998-1999).                                           investment trust) (2000-
                                                                                  present); Director of Lincoln
                                                                                  Center Institute for the Arts
                                                                                  in Education (1999-present).


Robert J. Higgins          Retired; Director of                     114           Director of Providian Financial
(1945);                    Administration of the State of                         Corp. (banking) (2002-present).
Trustee since 2005.        Rhode Island (2003-2004);
                           President - Consumer Banking
                           and Investment Services, Fleet
                           Boston Financial (1971-2001).


Peter C. Marshall          Self-employed business                   113*          None.
(1942); Trustee since      consultant (2002-present);
1994.                      Senior Vice President, W.D.
                           Hoard, Inc. (corporate parent
                           of DCI Marketing, Inc.)
                           (2000-2002); President, DCI
                           Marketing, Inc. (1992-2000).


Marilyn McCoy              Vice President of                        113*          Director, Mather LifeWays
(1948); Trustee since      Administration and Planning,                           (1994- present); Director,
1999.                      Northwestern University                                Carleton College
                           (1985-present).                                        (2003-present).


William G. Morton, Jr.     Retired; Chairman Emeritus               114           Director of Radio Shack
(1937); Trustee since      (2001-2002), and Chairman and                          Corporation (electronics)
2005.                      Chief Executive Officer, Boston                        (1987-present); Director of The
                           Stock Exchange (1985-2001).                            National Football Foundation
                                                                                  and College Hall of Fame (1994-
                                                                                  present); Trustee of the
                                                                                  Berklee College of Music
                                                                                  (1998-present); Trustee of the
                                                                                  Stratton Mountain School
                                                                                  (2001-present).


Robert A. Oden, Jr.        President, Carleton College              113*          Director, American University
(1946); Trustee since      (2002-present); President,                             in Cairo.
1997.                      Kenyon College (1995-2002).


Fergus Reid, III (1932);   Chairman of Lumelite                     114           Trustee of Morgan Stanley Funds
Trustee (Chairman) since   Corporation (plastics                                  (209 portfolios)
2005.                      manufacturing) (2003- present);                        (1995-present).
                           Chairman and Chief Executive
                           Officer of Lumelite Corporation
                           (1985-2002).


JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

 18

JPMORGAN INVESTMENT TRUST LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

TRUSTEES, CONTINUED

                                                              NUMBER OF FUNDS
                                                                     IN
NAME (YEAR OF BIRTH);                                           FUND COMPLEX
POSITIONS WITH                  PRINCIPAL OCCUPATIONS             OVERSEEN           OTHER DIRECTORSHIPS HELD
THE TRUST (SINCE)                DURING PAST 5 YEARS           BY TRUSTEE(1)           OUTSIDE FUND COMPLEX
------------------------   -------------------------------   ------------------   -------------------------------
Frederick W. Ruebeck       Advisor, Jerome P. Green &               113*          Director, AMS Group (2001-
(1939); Trustee since      Associates, LLC (broker-dealer)                        present); Director, Wabash
1994.                      (2002-present); Investment                             College (1988-present);
                           Officer, Wabash College                                Trustee, Seabury- Western
                           (2004-present); self-employed                          Theological Seminary
                           consultant (January                                    (1993-present); Chairman,
                           2000-present); Director of                             Indianapolis Symphony Orchestra
                           Investments, Eli Lilly and                             Foundation (1994-present).
                           Company (1988-1999).


James J. Schonbachler      Retired; Managing Director of            114           None.
(1943); Trustee since      Bankers Trust Company
2005.                      (financial services)
                           (1968-1998).

INTERESTED TRUSTEE


Leonard M. Spalding,       Retired; Chief Executive                 114           None.
Jr.** (1935); Trustee      Officer of Chase Mutual Funds
since 2005.                (investment company)
                           (1989-1998); President & Chief
                           Executive Officer of Vista
                           Capital Management (investment
                           management) (1990-1998); Chief
                           Investment Executive of Chase
                           Manhattan Private Bank
                           (investment management)
                           (1990-1998).

------------

(1) A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies.
     The JPMorgan Funds Complex for which the Board of Trustees includes nine registered investment companies (114 funds) as of August 29, 2005.
  * This Trustee does not oversee the UM Investment Trust II which is the registered investment company for the Undiscovered Managers Spinnaker Fund, and therefore oversees eight registered investment companies (113 funds) as of August 29, 2005.
 ** Mr. Spalding is deemed to be an "interested person" due to his ownership of JPMorgan Chase stock.

The contact address for each of the Trustees is 522 Fifth Avenue, New York, NY 10036.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

JPMORGAN INVESTMENT TRUST LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

OFFICERS

NAME (YEAR OF BIRTH),
POSITIONS HELD WITH
THE TRUST (SINCE)                       PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS
----------------------------   ------------------------------------------------------------
George C.W. Gatch (1962),      Managing Director of JPMorgan Investment Management Inc.;
President (2004)               Director and President, JPMorgan Distribution Services, Inc.
                               and JPMorgan Funds Management, Inc. since 2005; Mr. Gatch is
                               CEO and President of JPMorgan Funds. Mr. Gatch has been an employee since 1986. Mr. Gatch has held positions such as
                               President and CEO of DKB Morgan, a Japanese mutual fund
                               company which was a joint venture between J.P. Morgan and
                               Dai-Ichi Kangyo Bank, as well as positions in business
                               management, marketing and sales.


Robert L. Young (1963),        Director and Vice President of JPMorgan Distribution
Senior Vice President          Services, Inc. and JPMorgan Funds Management, Inc.; Chief
(2004)*                        Operating Officer, JPMorgan Funds since 2005, and One Group
                               Mutual Funds from 2001 until 2005. Mr. Young was Vice
                               President and Treasurer, JPMorgan Funds Management, Inc.
                               (formerly One Group Administrative Services) and Vice
                               President and Treasurer, JPMorgan Distribution Services,
                               Inc. (formerly One Group Dealer Services, Inc.) from 1999 to
                               2005.


Patricia A. Maleski (1960),    Vice President, JPMorgan Funds Management, Inc.; previously,
Vice President and Chief       Treasurer, JPMorgan Funds and Head of Funds Administration
Administrative Officer         and Board Liaison. Ms. Maleski was the Vice President of
(2004)                         Finance for the Pierpont Group, Inc., an independent company owned by the Board of Directors/Trustees of the JPMorgan
                               Funds, prior to joining J.P. Morgan Chase & Co. in 2001.


Stephanie J. Dorsey (1969),    Vice President, JPMorgan Funds Management, Inc.; Director of
Treasurer (2004)*              Mutual Fund Administration, JPMorgan Funds Management, Inc.
                               (formerly One Group Administrative Services), from 2004 to
                               2005; Ms. Dorsey worked for JPMorgan Chase & Co., (formerly
                               Bank One Corporation) from 2003 to 2004; prior to joining
                               Bank One Corporation, she was a Senior Manager specializing in Financial Services audits at PricewaterhouseCoopers LLP from 1992 through 2002.


Stephen M. Ungerman (1953),    Senior Vice President, JPMorgan Chase & Co.; Mr. Ungerman
Senior Vice President, Chief   was head of Fund Administration - Pooled Vehicles from 2000
Compliance Officer (2004)      to 2004. Mr. Ungerman held a number of positions in
                               Prudential Financial's asset management business prior to
                               2000.


Paul L. Gulinello (1950),      Vice President and Anti Money Laundering Compliance Officer
AML Compliance Officer         for JPMorgan Asset Management Americas, additionally
(2005)                         responsible for personal trading and compliance testing
                               since 2004; Treasury Services Operating Risk Management and
                               Compliance Executive supporting all JPMorgan Treasury
                               Services business units from July 2000 to 2004.


Stephen M. Benham (1959),      Vice President and Assistant General Counsel, JPMorgan Chase
Secretary (2005)               & Co. since 2004; Vice President (Legal Advisory) of Merrill
                               Lynch Investment Managers, L.P. from 2000 to 2004; attorney associated with Kirkpatrick & Lockhart LLP from 1997 to
                               2000.


Elizabeth A. Davin (1964),     Vice President and Assistant General Counsel, JPMorgan Chase
Assistant Secretary (2004)*    & Co. since 2005;Senior Counsel, JPMorgan Chase & Co.
                               (formerly Bank One Corporation) from 2004-2005; Assistant
                               General Counsel and Associate General Counsel and Vice
                               President, Gartmore Global Investments, Inc. from 1999 to
                               2004.


Jessica K. Ditullio (1962),    Vice President and Assistant General Counsel, JPMorgan Chase
Assistant Secretary (2000)*    & Co. since 2005; Ms. Ditullio has served as attorney with various titles for JPMorgan Chase & Co. (formerly Bank One
                               Corporation) since 1990.


Nancy E. Fields (1949),        Vice President, JPMorgan Funds Management, Inc. and JPMorgan
Assistant Secretary (2000)*    Distribution Services, Inc.; from 1999-2005, Director,
                               Mutual Fund Administration, JPMorgan Funds Management, Inc.
                               (formerly One Group Administrative Services, Inc.) and
                               Senior Project Manager, Mutual Funds, JPMorgan Distribution
                               Services, Inc. (formerly One Group Dealer Services, Inc.).


Suzanne E. Cioffi (1967),      Vice President, JPMorgan Funds Management, Inc., responsible
Assistant Treasurer (2005)     for mutual fund financial reporting. Ms. Cioffi has overseen various fund accounting, custody and administration
                               conversion projects during the past five years.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

 20

JPMORGAN INVESTMENT TRUST LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

OFFICERS, CONTINUED

NAME (YEAR OF BIRTH),
POSITIONS HELD WITH
THE TRUST (SINCE)                       PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS
----------------------------   ------------------------------------------------------------


Christopher D. Walsh (1965),   Vice President, JPMorgan Funds Management, Inc., Mr. Walsh
Assistant Treasurer (2004)     has managed all aspects of institutional and retail mutual fund administration and vendor relationships within the
                               mutual funds, commingled/ERISA funds, 3(c)(7) funds, hedge funds and LLC products. Mr. Walsh was a director of Mutual
                               Fund Administration at Prudential Investments from 1996 to
                               2000.

Arthur A. Jensen (1966),       Vice President, JPMorgan Funds Management, Inc. since April
Assistant Treasurer (2005)*    2005; formerly, Vice President of Financial Services of
                               BISYS Fund Services, Inc. from 2001 until 2005; Mr. Jensen was Section Manager at Northern Trust Company and Accounting
                               Supervisor at Allstate Insurance Company prior to 2001.


------------

The contact address for each of the officers, unless otherwise noted, is 522 Fifth Avenue, New York, NY 10036.

* The contact address for the officer is 1111 Polaris Parkway, Columbus, OH
  43271.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

JPMORGAN INVESTMENT TRUST LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF SHAREHOLDER EXPENSES

HYPOTHETICAL $1,000 INVESTMENT AT BEGINNING OF PERIOD
AS OF JUNE 30, 2005
(UNAUDITED)

As a shareholder of the Portfolio, you incur ongoing costs, including investment advisory fees, administration fees and other portfolio expenses. Because the Portfolio is a funding vehicle for Policies and Eligible Plans, you may also incur sales charges and other fees relating to the Policies or Eligible Plans. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio, but not the costs of the Policies or Eligible Plans, and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Portfolio at the beginning of the reporting period, January 1, 2005, and continued to hold your shares at the end of the reporting period, June 30, 2005.

ACTUAL EXPENSES

The first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other Portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees or the costs associated with the Policies or Eligible Plans through which the Portfolio is held. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different Portfolios. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

                                                                         ENDING          EXPENSES PAID
                                                       BEGINNING         ACCOUNT         DURING PERIOD      ANNUALIZED
                                                    ACCOUNT VALUE,       VALUE,       JANUARY 1, 2005 TO     EXPENSE
                                                    JANUARY 1, 2005   JUNE 30, 2005      JUNE 30, 2005        RATIO
                                                    ---------------   -------------   -------------------   ----------
Actual............................................      $1,000           $  971              $4.10             0.84%
Hypothetical......................................      $1,000           $1,021              $4.21             0.84%

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

JPMorgan Funds are distributed by JPMorgan Distribution Services, Inc. which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a prospectus.

The financial information in this report has been taken from the books and records of the Funds without examination by independent auditors, who express no opinion thereon.

CONTACT JPMORGAN FUNDS SERVICE CENTER AT 1-800-480-4111 FOR A FUND PROSPECTUS. YOU CAN ALSO VISIT US AT WWW.JPMORGANFUNDS.COM. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES AND RISK AS WELL CHARGES AND EXPENSES OF THE MUTUAL FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE MUTUAL FUND. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

No sooner than 30 days after the end of each month, each Fund will make available upon request a complete uncertified schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, each Fund will make available a certified complete schedule of its portfolio holdings as of the last day that quarter. In addition to providing hard copies upon request, the Fund will post these quarterly schedules in the variable insurance portfolio section of www.jpmorganfunds.com and on the SEC's website at www.sec.gov.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111.

A description of each Fund's policies and procedures with respect to the disclosure of each Fund's portfolio holdings is available in the Statement of Additional Information.

A copy of proxy policies and procedures are available without charge upon request by calling 1-800-480-4111 and on the SEC's website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of the Fund's voting record is available on the SEC's website at www.sec.gov or in the variable insurance portfolio section of www.jpmorganfunds.com. The Fund's proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

                                                               [JPMORGAN LOGO]
SAN-JPMITLCG-605                                               ASSET MANAGEMENT

                               SEMI-ANNUAL REPORT
                   SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)























                                    JPMORGAN
                                   INVESTMENT
                                     TRUST


                          Diversified Equity Portfolio

























-------------------------------------------------               [JPMORGAN LOGO]
NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE               ASSET MANAGEMENT
-------------------------------------------------
This material must be preceded or accompanied by a current prospectus.

JPMORGAN INVESTMENT TRUST DIVERSIFIED EQUITY PORTFOLIO
--------------------------------------------------------------------------------

TABLE OF CONTENTS


President's Letter .........................................    2

Portfolio Characteristics ..................................    3

Schedule of Portfolio Investments ..........................    4

Statement of Assets and Liabilities ........................    7

Statement of Operations ....................................    8

Statement of Changes in Net Assets .........................    9

Financial Highlights .......................................   10

Notes to Financial Statements ..............................   12

Trustees ...................................................   17

Officers ...................................................   19

Schedule of Shareholder Expenses ...........................   21


HIGHLIGHTS

- Equities experienced sporadic volatility over the period - particularly in the first quarter.

- Weakness in manufacturing was offset by strength in the economy's consumer and housing segments.

- Inflation reports have been much more benign than expected.

Investments in a Portfolio are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Portfolio's share price is lower than when you invested.

Past performance is no guarantee for future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a Portfolio or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Portfolio.

This Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies (collectively "Policies") offered by separate accounts of participating insurance companies. Portfolio shares are also offered to qualified pension and retirement plans ("Eligible Plans"). Individuals may not purchase shares directly from the Portfolio.

Prospective investors should refer to the Portfolio's prospectus for a discussion of the Portfolio's investment objective, strategies and risks. Call JPMorgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Portfolio including management fees and other expenses. Please read it carefully before investing.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

 2

JPMORGAN INVESTMENT TRUST DIVERSIFIED EQUITY PORTFOLIO
--------------------------------------------------------------------------------

PRESIDENT'S LETTER                                                 JULY 11, 2005

DEAR SHAREHOLDER:

We are pleased to present this semi-annual report containing in-depth information on the JPMorgan Investment Trust Diversified Equity Portfolio for the six-month period ended June 30, 2005.

MARKETS WRESTLE WITH VOLATILITY
U.S. equities experienced sporadic volatility over the period - particularly in the first quarter of 2005 - due primarily to concerns about inflation and economic growth. Even as employment gains, merger activity and corporate spending gained momentum, the challenges of increasing interest rates and rising oil prices seemed to loom in the background.

Interest rate increases by the Federal Open Market Committee (FOMC), in particular, were a mainstay in economic news due to a relatively consistent schedule of 25-basis-point (bp) hikes. This interest-rate activity became a source of great consternation for investors, as speculation abounded regarding its underlying catalyst - to keep inflation under control and to discourage speculative risk taking. Furthermore, this environment of uncertainty was often underscored by mixed economic data. Meanwhile, oil prices garnered their share of attention, with the West Texas Intermediate (WTI) rising more than 39% over the past six months and the price per barrel exceeding $60 at times.

Encouragement, however, surfaced toward the end of the period, as investors felt hopeful that the FOMC would finish its tightening cycle earlier than expected due to signs of moderating growth and easing inflation pressures. Weakness in manufacturing was offset by strength in the economy's consumer and housing segments. In addition, employment news continued to improve at a slow but steady, incremental pace.

INDEX PERFORMANCE
The markets showed an erratic ebb and flow during the period. Major large-capitalization stock indexes were negative for the six-month period, with many small- and mid-capitalization stock indexes reporting positive returns. Mid-capitalization stocks were the clear winners, as the Russell Midcap Index returned 3.92%. In addition, small-capitalization stocks made modest gains, with the Russell 2500 Index up 1.24% for the period. Large-capitalization stocks disappointed, as indicated by the S&P 500 Index, which reported a negative 0.81% for the six-month period.

OUTLOOK
As we enter the second half of 2005, the economy continues on a path of moderate expansion. The combined potency of rising labor costs and high commodity prices have emerged as potential obstacles to the economy's progress. However, the weakness in manufacturing appears to be showing signs of an impending rebound. Moreover, inflation reports have been much more benign than expected. We believe that the FOMC will continue its tightening cycle until evidence of a more decisive slowdown presents itself.

On behalf of us all at JPMorgan Asset Management, thank you for the continued confidence and trust you have placed in us. We look forward to serving your investment needs for many years to come. Should you have any questions, please feel free to contact the JPMorgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

/s/ George C.W. Gatch
George C.W. Gatch
President
JPMorgan Funds

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

JPMORGAN INVESTMENT TRUST DIVERSIFIED EQUITY PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO CHARACTERISTICS
(UNAUDITED)

TOP 10 HOLDINGS*
  1  Citigroup, Inc. ...........  4.4%
  2  General Electric Co. ......  4.3%
  3  Exxon Mobil Corp. .........  3.7%
  4  Microsoft Corp. ...........  2.6%
  5  Coca-Cola Co. (The)........  2.6%
  6  Tyco International Ltd.
     (Bermuda)..................  2.4%
  7  Johnson & Johnson..........  2.2%
  8  AMBAC Financial Group,
     Inc. ......................  2.2%
  9  Procter & Gamble Co. ......  2.0%
 10  MBNA Corp. ................  1.9%

PORTFOLIO ALLOCATION*
Common Stocks................  107.5%
Investments of Cash
Collateral for Securities
Loaned.......................    1.8%
Investment Company...........    1.7%
Liabilities in Excess of
Other Assets.................  (11.0)%

TOP 5 INDUSTRIES*
  1  Oil, Gas &
     Consumable Fuels...........   8.1%
  2  Industrial Conglomerates...   7.6%
  3  Pharmaceuticals............   6.8%
  4  Insurance..................   6.6%
  5  Diversified Financial
     Services...................   6.1%

* Percentages indicated are based on net assets as of June 30, 2005. The portfolio's composition is subject to change.

--------------------------------------------------------------------------------

TEN YEAR PORTFOLIO PERFORMANCE
[GRAPH]                   Value of $10,000 Investment

                                                                DIVERSIFIED EQUITY PORTFOLIO      S&P SUPERCOMPOSITE 1500 INDEX
                                                                ----------------------------      -----------------------------
6/95                                                                       10000                              10000
6/96                                                                       12153                              12543
6/97                                                                       15461                              16675
6/98                                                                       18329                              21578
6/99                                                                       20282                              26182
6/00                                                                       21267                              28305
6/01                                                                       18689                              24690
6/02                                                                       15244                              20616
6/03                                                                       15159                              20626
6/04                                                                       17314                              24834
6/05                                                                       17982                              26628

-------------------------------------------------------------------------------------------------------------------------
                                                             TOTAL RETURN AS
                                                                    OF                AVERAGE ANNUAL TOTAL RETURNS AS OF
                                                              JUNE 30, 2005                      JUNE 30, 2005
-------------------------------------------------------------------------------------------------------------------------
                                      INCEPTION DATE             6 MONTHS             1 YEAR        5 YEAR        10 YEAR
-------------------------------------------------------------------------------------------------------------------------
  Diversified Equity Portfolio           03/30/95                  (1.96)%             3.83%        (3.31)%         6.04%
-------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE QUOTED IS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. MUTUAL FUNDS ARE SUBJECT TO CERTAIN MARKET RISK. INVESTMENT RETURNS AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN. FOR UP-TO-DATE MONTH-END PERFORMANCE INFORMATION PLEASE CALL 1-800-480-4111.

The performance does not reflect any charges imposed by the Policies or Eligible Plans through which the Portfolio may be purchased. If these charges were included, the returns would be lower than shown.

The graph illustrates comparative performance for $10,000 invested in the JPMorgan Investment Trust Diversified Equity Portfolio and the S&P SuperComposite 1500 Index. The performance of the Portfolio assumes reinvestment of all dividends and does not include a sales charge. The performance of the index does not include fees and expenses attributed to the Portfolio and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The S&P SuperComposite 1500 Index is an index consisting of those stocks making up the S&P 500, S&P MidCap 400 and S&P SmallCap 600 indices representing approximately 87% of the total U.S. equity market capitalization. Investors cannot invest directly in an index.

Certain fees and expenses of the Portfolio are currently being waived and/or reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

 4

JPMORGAN INVESTMENT TRUST DIVERSIFIED EQUITY PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JUNE 30, 2005
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
----------   ---------------------------  ------------
COMMON STOCKS (107.5%):
Aerospace & Defense (0.8%):
    23,900   United Technologies
               Corp. ...................     1,227,265
                                          ------------
Air Freight & Logistics (1.5%):
    14,000   FedEx Corp. ...............     1,134,140
    16,888   United Parcel Service,
               Inc., Class B............     1,167,974
                                          ------------
                                             2,302,114
                                          ------------
Auto Components (0.5%):
    14,834   Johnson Controls, Inc. ....       835,599
                                          ------------
Beverages (3.1%):
    96,800   Coca-Cola Co. (The)........     4,041,400
    32,050   Coca-Cola Enterprises,
               Inc. ....................       705,421
                                          ------------
                                             4,746,821
                                          ------------
Biotechnology (2.3%):
    30,102   Amgen, Inc. (a)............     1,819,967
    16,900   Gilead Sciences, Inc.
               (a)......................       743,431
    22,300   OSI Pharmaceuticals, Inc.
               (a)......................       911,401
                                          ------------
                                             3,474,799
                                          ------------
Capital Markets (4.0%):
    14,100   Goldman Sachs Group,
               Inc. ....................     1,438,482
    46,052   Morgan Stanley.............     2,416,348
    48,400   State Street Corp. ........     2,335,300
                                          ------------
                                             6,190,130
                                          ------------
Chemicals (2.5%):
    21,500   Air Products & Chemicals,
               Inc. ....................     1,296,450
    42,500   Nalco Holding Co. (a)......       834,275
    28,400   Praxair, Inc. .............     1,323,440
     7,000   Rohm & Haas Co. ...........       324,380
                                          ------------
                                             3,778,545
                                          ------------
Commercial Banks (3.0%):
    12,700   Compass Bancshares,
               Inc. ....................       571,500
    21,379   North Fork Bancorp,
               Inc. ....................       600,536
    44,700   U.S. Bancorp...............     1,305,240
    36,008   Wells Fargo & Co. .........     2,217,373
                                          ------------
                                             4,694,649
                                          ------------
Communications Equipment (4.3%):
   134,821   Cisco Systems, Inc. (a)....     2,576,429
    56,100   Corning, Inc. (a)..........       932,382
    19,400   Juniper Networks, Inc.
               (a)......................       488,492
    53,171   Motorola, Inc. ............       970,903
    49,120   QUALCOMM, Inc. ............     1,621,451
                                          ------------
                                             6,589,657
                                          ------------
Computers & Peripherals (3.7%):
    13,200   Apple Computer, Inc. (a)...       485,892
    40,409   Dell, Inc. (a).............     1,596,560

  SHARES
    OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
----------   ---------------------------  ------------
COMMON STOCKS, CONTINUED:
Computers & Peripherals, continued:
    44,500   EMC Corp. (a)..............       610,095
    27,300   Hewlett-Packard Co. .......       641,823
    22,072   International Business
               Machines Corp. ..........     1,637,742
    10,900   Lexmark International,
               Inc., Class A (a)........       706,647
                                          ------------
                                             5,678,759
                                          ------------
Consumer Finance (1.9%):
   111,075   MBNA Corp. ................     2,905,722
                                          ------------
Diversified Financial Services (6.1%):
    35,400   CIT Group, Inc. ...........     1,521,138
   148,094   Citigroup, Inc. ...........     6,846,386
    43,065   Lazard Ltd. (Bermuda),
               Class A (a)..............     1,001,261
                                          ------------
                                             9,368,785
                                          ------------
Diversified Telecommunication Services (2.8%):
    49,228   SBC Communications,
               Inc. ....................     1,169,165
    35,100   Sprint Corp. (c)...........       880,659
    66,442   Verizon Communications,
               Inc. ....................     2,295,571
                                          ------------
                                             4,345,395
                                          ------------
Electric Utilities (0.8%):
    29,600   Edison International.......     1,200,280
                                          ------------
Energy Equipment & Services (0.8%):
    14,900   Baker Hughes, Inc. ........       762,284
    17,900   Rowan Cos., Inc. ..........       531,809
                                          ------------
                                             1,294,093
                                          ------------
Food & Staples Retailing (2.0%):
    32,800   Sysco Corp. ...............     1,187,032
    38,781   Wal-Mart Stores, Inc. .....     1,869,244
                                          ------------
                                             3,056,276
                                          ------------
Health Care Equipment & Supplies (2.7%):
    13,500   Bausch & Lomb, Inc. (c)....     1,120,500
    32,200   Boston Scientific Corp.
               (a)......................       869,400
    22,900   St. Jude Medical, Inc.
               (a)......................       998,669
    16,300   Zimmer Holdings, Inc.
               (a)......................     1,241,571
                                          ------------
                                             4,230,140
                                          ------------
Health Care Providers & Services (3.0%):
    14,500   Aetna, Inc. ...............     1,200,890
     7,600   HCA, Inc. .................       430,692
    15,800   McKesson Corp. ............       707,682
    13,600   Medco Health Solutions,
               Inc. (a).................       725,696
    21,300   WellPoint, Inc. (a)........     1,483,332
                                          ------------
                                             4,548,292
                                          ------------

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005
Continued

JPMORGAN INVESTMENT TRUST DIVERSIFIED EQUITY PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
AS OF JUNE 30, 2005
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
----------   ---------------------------  ------------
COMMON STOCKS, CONTINUED:
Hotels, Restaurants & Leisure (1.4%):
    20,400   Carnival Corp. (Panama)
               (c)......................     1,112,820
     9,300   Marriott International,
               Inc., Class A............       634,446
    17,300   McDonald's Corp. ..........       480,075
                                          ------------
                                             2,227,341
                                          ------------
Household Durables (0.9%):
    10,600   Lennar Corp., Class A......       672,570
     8,600   Mohawk Industries, Inc.
               (a)......................       709,500
                                          ------------
                                             1,382,070
                                          ------------
Household Products (2.0%):
    58,900   Procter & Gamble Co. ......     3,106,975
                                          ------------
Industrial Conglomerates (7.6%):
    19,684   3M Co. ....................     1,423,153
   191,145   General Electric Co. ......     6,623,174
   127,285   Tyco International Ltd.
               (Bermuda)................     3,716,722
                                          ------------
                                            11,763,049
                                          ------------
Insurance (6.6%):
    33,500   Aflac, Inc. ...............     1,449,880
    47,900   AMBAC Financial Group,
               Inc. ....................     3,341,504
    13,900   Hartford Financial Services
               Group, Inc. .............     1,039,442
    46,900   RenaissanceRe Holdings Ltd.
               (Bermuda)................     2,309,356
    63,018   Willis Group Holdings Ltd.
               (Bermuda)................     2,061,949
                                          ------------
                                            10,202,131
                                          ------------
Internet & Catalog Retail (0.2%):
     9,700   eBay, Inc. (a).............       320,197
                                          ------------
IT Services (0.9%):
    16,200   Affiliated Computer
               Services, Inc., Class A
               (a)......................       827,820
     7,700   Infosys Technologies Ltd.
               (India) (ADR)............       596,519
                                          ------------
                                             1,424,339
                                          ------------
Machinery (1.3%):
    12,600   Deere & Co. ...............       825,174
    20,100   Eaton Corp. ...............     1,203,990
                                          ------------
                                             2,029,164
                                          ------------
Media (4.7%):
    17,700   E.W. Scripps Co., Class A
               (c)......................       863,760
    20,700   Gannett Co., Inc. .........     1,472,391
    10,800   New York Times Co., Class A
               (c)......................       336,420
    92,500   News Corp., Class A........     1,496,650
    13,800   Time Warner, Inc. (a)......       230,598

  SHARES
    OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
----------   ---------------------------  ------------
COMMON STOCKS, CONTINUED:
Media, continued:
    86,910   Viacom, Inc., Class B......     2,782,858
                                          ------------
                                             7,182,677
                                          ------------
Metals & Mining (0.6%):
    33,174   Alcoa, Inc. ...............       866,837
                                          ------------
Multi-Utilities (0.9%):
    18,800   Dominion Resources,
               Inc. ....................     1,379,732
                                          ------------
Multiline Retail (3.3%):
    31,900   Dollar General Corp. ......       649,484
     8,200   Federated Department
               Stores, Inc. ............       600,896
    39,510   Kohl's Corp. (a)...........     2,209,004
    30,867   Target Corp. ..............     1,679,474
                                          ------------
                                             5,138,858
                                          ------------
Oil, Gas & Consumable Fuels (8.1%):
    18,500   Apache Corp. ..............     1,195,100
    31,800   Chevron Corp. .............     1,778,256
    22,900   ConocoPhillips.............     1,316,521
    19,264   Devon Energy Corp. ........       976,300
     8,800   EOG Resources, Inc. .......       499,840
    98,109   Exxon Mobil Corp. .........     5,638,324
    14,700   Occidental Petroleum
               Corp. ...................     1,130,871
                                          ------------
                                            12,535,212
                                          ------------
Personal Products (1.3%):
    40,000   Gillette Co. (The).........     2,025,200
                                          ------------
Pharmaceuticals (6.8%):
    32,800   Eli Lilly & Co. ...........     1,827,288
    20,600   Forest Laboratories, Inc.
               (a)......................       800,310
    53,100   Johnson & Johnson..........     3,451,500
    69,249   Pfizer, Inc. ..............     1,909,887
    17,100   Sepracor, Inc. (a).........     1,026,171
    31,900   Wyeth......................     1,419,550
                                          ------------
                                            10,434,706
                                          ------------
Road & Rail (0.5%):
    17,000   CSX Corp. .................       725,220
                                          ------------
Semiconductors & Semiconductor Equipment (2.4%):
    24,700   Altera Corp. (a)...........       489,554
    47,200   Analog Devices, Inc. ......     1,761,032
    22,717   Intel Corp. ...............       592,005
    23,700   Maxim Integrated Products,
               Inc. ....................       905,577
                                          ------------
                                             3,748,168
                                          ------------
Software (4.3%):
   163,755   Microsoft Corp. ...........     4,067,674
   192,600   Oracle Corp. (a)...........     2,542,320
                                          ------------
                                             6,609,994
                                          ------------
Specialty Retail (2.7%):
    28,700   Home Depot, Inc. ..........     1,116,430

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005
Continued

 6

JPMORGAN INVESTMENT TRUST DIVERSIFIED EQUITY PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
AS OF JUNE 30, 2005
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
----------   ---------------------------  ------------
COMMON STOCKS, CONTINUED:
Specialty Retail, continued:
    25,900   Lowe's Cos., Inc. .........     1,507,898
    68,350   Staples, Inc. .............     1,457,222
                                          ------------
                                             4,081,550
                                          ------------
Textiles, Apparel & Luxury Goods (1.5%):
    17,000   Coach, Inc. (a)............       570,690
    20,000   Nike, Inc., Class B........     1,732,000
                                          ------------
                                             2,302,690
                                          ------------
Thrifts & Mortgage Finance (1.6%):
    23,400   Countrywide Financial
               Corp. ...................       903,474
    23,181   Freddie Mac................     1,512,097
                                          ------------
                                             2,415,571
                                          ------------
Tobacco (1.4%):
    32,768   Altria Group, Inc. ........     2,118,779
                                          ------------
Wireless Telecommunication Services (0.7%):
    24,480   Nextel Communications, Inc.
               (a)......................       790,949
     4,831   Spectrasite, Inc. (a)......       359,571
                                          ------------
                                             1,150,520
                                          ------------
  Total Common Stocks
  (Cost $160,710,284)                      165,638,301
                                          ------------
SHORT-TERM INVESTMENT (1.7%):
Investment Company (1.7%):
 2,631,873   JPMorgan Liquid Assets
               Money Market Fund (b)
               (Cost $2,631,873)........     2,631,873
                                          ------------
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED
  (1.8%):
Investment Companies (1.4%):
 2,000,000   BGI Prime Money Market
               Fund.....................     2,000,000
   168,400   Morgan Stanley
               Institutional Liquidity
               Funds....................       168,400
                                          ------------
                                             2,168,400
                                          ------------

  SHARES
    OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
----------   ---------------------------  ------------
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED,
  CONTINUED:
Medium Term Notes (0.4%):
    61,898   Citigroup Global Markets
               Holdings, Inc., FRN,
               3.50%, 09/12/05..........        61,898
    92,846   MBIA Global Funding LLC,
               FRN, 3.41%, 07/26/05.....        92,846
    92,846   Merrill Lynch & Co., Inc.,
               FRN, 3.45%, 07/01/05.....        92,846
   154,744   Sigma Finance Corp., FRN,
               3.59%, 07/01/05..........       154,744
    92,822   Sigma Fiance Corp., FRN,
               3.60%, 07/01/05..........        92,822
    61,898   Wells Fargo & Co., FRN,
               3.36%, 07/01/05..........        61,898
    61,898   Wells Fargo & Co., FRN,
               3.45%, 07/01/05..........        61,898
                                          ------------
                                               618,952
                                          ------------
  Total Investments of Cash Collateral
  for Securities Loaned (Cost
  $2,787,352)                                2,787,352
                                          ------------
TOTAL INVESTMENTS (111.0%):
  (Cost $166,129,509)                      171,057,526
LIABILITIES IN EXCESS OF OTHER ASSETS
  (11.0%):                                 (16,964,144)
                                          ------------
NET ASSETS (100.0%):                      $154,093,382
                                          ============

------------

Percentages indicated are based on net assets.

ABBREVIATIONS:
ADR  American Depository Receipt
FRN Floating Rate Note. The rate shown is the rate in effect as of June 30, 2005.
(a)  Non-income producing security.
(b) Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P.Morgan Investment Management Inc. or JPMorgan
     Investment Advisors Inc.
(c) Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005
See notes to financial statements.

JPMORGAN INVESTMENT TRUST DIVERSIFIED EQUITY PORTFOLIO
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
AS OF JUNE 30, 2005
(UNAUDITED)

ASSETS:
Investments in non-affiliates, at value.....................    $168,425,653
Investments in affiliates, at value.........................       2,631,873
                                                                ------------
Total Investment securities at value........................     171,057,526
Cash........................................................           9,560
Receivables:
  Investment securities sold................................       2,027,075
  Fund shares sold..........................................          39,136
  Interest and dividends....................................         230,916
Prepaid expenses and other assets...........................           8,136
                                                                ------------
Total Assets................................................     173,372,349
                                                                ------------
LIABILITIES:
Payables:
  Investment securities purchased...........................       2,159,187
  Collateral for securities lending program.................       2,787,352
  Fund shares redeemed......................................      14,202,437
Accrued liabilities:
  Investment advisory fees..................................         103,172
  Administration fees.......................................          18,922
  Custodian fees............................................           1,817
  Trustees' fees - deferred.................................           1,119
  Other.....................................................           4,961
                                                                ------------
Total Liabilities...........................................      19,278,967
                                                                ------------
NET ASSETS:.................................................    $154,093,382
                                                                ============
Paid in Capital.............................................     161,067,690
Accumulated undistributed (distributions in excess of) net
  investment income.........................................         617,938
Accumulated undistributed net realized gains (losses) from
  investments...............................................     (12,520,263)
Net unrealized appreciation (depreciation) from
  investments...............................................       4,928,017
                                                                ------------
Net Assets..................................................    $154,093,382
                                                                ============
SHARES OF BENEFICIAL INTEREST OUTSTANDING...................      10,528,732
                                                                ============
Net asset value, offering and redemption price per share....    $      14.64
                                                                ============
Cost of Investments.........................................    $166,129,509
Investment securities on loan, at value.....................       2,763,500

See notes to financial statements.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

 8

JPMORGAN INVESTMENT TRUST DIVERSIFIED EQUITY PORTFOLIO
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2005
(UNAUDITED)

INVESTMENT INCOME:
Dividend income.............................................    $ 1,369,831
Dividend income from affiliates*............................         30,009
Income from securities lending (net)........................          4,489
                                                                -----------
Total Investment Income.....................................      1,404,329
                                                                -----------
EXPENSES:
Investment advisory fees....................................        624,098
Administration fees.........................................        124,190
Custodian fees..............................................          7,503
Professional fees...........................................         10,675
Trustees' fees..............................................            370
Transfer agent fees.........................................          3,962
Other.......................................................         11,884
                                                                -----------
Total Expenses..............................................        782,682
                                                                -----------
Net Investment Income (Loss)................................        621,647
                                                                -----------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain (loss) on investments.....................       (231,929)
Change in net unrealized appreciation/depreciation of
  investments...............................................     (3,903,155)
                                                                -----------
Net realized/unrealized gains (losses) on investments.......     (4,135,084)
                                                                -----------
Change in net assets resulting from operations..............    $(3,513,437)
                                                                ===========
* Includes reimbursements of investment advisory and
  administration fees:......................................    $     4,860
                                                                -----------

See notes to financial statements.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

JPMORGAN INVESTMENT TRUST DIVERSIFIED EQUITY PORTFOLIO
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                 SIX MONTHS
                                                                   ENDED
                                                                  JUNE 30,         YEAR ENDED
                                                                    2005          DECEMBER 31,
                                                                (UNAUDITED)           2004
                                                              ----------------    ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)..............................    $    621,647      $  1,655,324
  Net realized gain (loss) on investments...................        (231,929)        6,640,650
  Change in net unrealized appreciation/depreciation of
    investments.............................................      (3,903,155)        3,233,137
                                                                ------------      ------------
Increase (decrease) in net assets from operations...........      (3,513,437)       11,529,111
                                                                ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income................................      (1,655,906)       (1,155,483)
                                                                ------------      ------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares issued...............................       7,360,396        26,835,851
  Dividends reinvested......................................       1,655,906         1,155,483
  Cost of shares redeemed...................................     (27,876,450)      (21,529,258)
                                                                ------------      ------------
Increase (decrease) from capital transactions...............     (18,860,148)        6,462,076
                                                                ------------      ------------
NET ASSETS:
  Total increase (decrease) in net assets...................     (24,029,491)       16,835,704
  Beginning of period.......................................     178,122,873       161,287,169
                                                                ------------      ------------
  End of period.............................................    $154,093,382      $178,122,873
                                                                ============      ============
Accumulated undistributed (distributions in excess of) net
  investment income.........................................    $    617,938      $  1,652,197
                                                                ------------      ------------
SHARE TRANSACTIONS:
  Issued....................................................         504,055         1,883,528
  Reinvested................................................         114,516            82,299
  Redeemed..................................................      (1,903,666)       (1,519,191)
                                                                ------------      ------------
Change in Shares............................................      (1,285,095)          446,636
                                                                ============      ============

See notes to financial statements.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

 10

JPMORGAN INVESTMENT TRUST DIVERSIFIED EQUITY PORTFOLIO
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                                PER SHARE OPERATING PERFORMANCE
                               --------------------------------------------------------------------------------------------------
                                                INVESTMENT OPERATIONS                                  DISTRIBUTIONS
                               -------------------------------------------------------    ---------------------------------------
                                                           NET REALIZED
                                  NET                          AND
                                 ASSET         NET          UNREALIZED
                                VALUE,      INVESTMENT        GAINS         TOTAL FROM       NET          NET
                               BEGINNING      INCOME       (LOSSES) ON      INVESTMENT    INVESTMENT    REALIZED        TOTAL
                               OF PERIOD      (LOSS)       INVESTMENTS      OPERATIONS      INCOME       GAINS      DISTRIBUTIONS
                               ---------    ----------    --------------    ----------    ----------    --------    -------------
Six Months Ended June 30,
 2005 (Unaudited)............   $15.08        $0.06           $(0.36)         $(0.30)       $(0.14)      $  --         $(0.14)
Year Ended December 31,
 2004........................    14.19         0.14             0.85            0.99         (0.10)         --          (0.10)
Year Ended December 31,
 2003........................    11.35         0.10             2.82            2.92         (0.08)         --          (0.08)
Year Ended December 31,
 2002........................    14.89         0.08            (3.62)          (3.54)           --          --             --
Year Ended December 31,
 2001........................    16.74         0.07            (1.85)          (1.78)        (0.07)         --          (0.07)
Year Ended December 31,
 2000........................    17.57         0.07            (0.83)          (0.76)        (0.07)         --          (0.07)

------------

(a) Annualized for periods less than one year.

(b) Not annualized for periods less than one year.

See notes to financial statements.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

--------------------------------------------------------------------------------

                                                                                   RATIOS/SUPPLEMENTAL DATA:
                                                                   ---------------------------------------------------------
                                                                                       RATIOS TO AVERAGE NET ASSETS: (a)
                                                                                    ----------------------------------------
                                                                                                                EXPENSES
                                         NET ASSET                   NET ASSETS                   NET       WITHOUT WAIVERS
                                           VALUE,       TOTAL          END OF                  INVESTMENT    REIMBURSEMENTS
                                           END OF       RETURN         PERIOD         NET        INCOME       AND EARNINGS
                                           PERIOD        (b)          (000'S)       EXPENSES     (LOSS)         CREDITS
                                         ----------   ----------   --------------   --------   ----------   ----------------
SIX MONTHS ENDED JUNE 30, 2005
 (UNAUDITED)............................   $14.64        (1.96)%      $154,093        0.93%       0.74%           0.93%
  Year Ended December 31, 2004..........    15.08         7.05         178,123        0.91        1.01            0.92
  Year Ended December 31, 2003..........    14.19        25.93         161,287        0.91        0.85            0.93
  Year Ended December 31, 2002..........    11.35       (23.77)        116,329        0.92        0.68            0.93
  Year Ended December 31, 2001..........    14.89       (10.61)        130,009        0.92        0.49            0.93
  Year Ended December 31, 2000..........    16.74        (4.36)        109,519        0.95        0.40            0.95

                                          RATIOS/SUPPLEMENTAL DATA:
                                          ---------

                                          PORTFOLIO
                                          TURNOVER
                                          RATE (b)
                                          ---------
SIX MONTHS ENDED JUNE 30, 2005
 (UNAUDITED)............................     33%
  Year Ended December 31, 2004..........     84
  Year Ended December 31, 2003..........     32
  Year Ended December 31, 2002..........     18
  Year Ended December 31, 2001..........     24
  Year Ended December 31, 2000..........     25

See notes to financial statements.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

 12

JPMORGAN INVESTMENT TRUST DIVERSIFIED EQUITY PORTFOLIO
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION

   JPMorgan Investment Trust (formerly One Group Investment Trust) (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The Diversified Equity Portfolio is a separate Portfolio of the Trust (the "Portfolio").

   Effective May 1, 2005, the Board of Trustees approved the name change from One Group Investment Trust Diversified Equity Portfolio to JPMorgan Investment Trust Diversified Equity Portfolio.

   Portfolio shares are offered only to separate accounts of participating insurance companies and eligible plans. Individuals may not purchase shares directly from the Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     A. VALUATION OF INVESTMENTS

     Listed securities are valued at the last sale price on the exchange on which they are primarily traded. The value of National Market Systems equity securities quoted by the NASDAQ Stock Market shall generally be the NASDAQ Official Closing Price. Unlisted securities are valued at the last sale price provided by an independent pricing agent or principal market maker. Listed securities for which the latest sales prices are not available are valued at the mean of the latest bid and ask price as of the closing of the primary exchange where such securities are normally traded. Fixed income securities with a maturity of 61 days or more held by the funds will be valued each day based on readily available market quotations received from third party broker-dealers of comparable securities or independent or affiliated pricing services approved by the Board of Trustees. Such pricing services and broker-dealers will generally provide bid-side quotations. Short-term investments maturing in less than 61 days are valued at amortized cost, which approximates market value. Investments in other open-end investment companies are valued at such investment company's current day closing net asset value per share.

     Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Trustees. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. In accordance with procedures adopted by the Trustees, the Funds apply fair value pricing on a daily basis for all non-U.S. and non-Canadian equity securities held in their portfolios by utilizing the quotations of an independent pricing service, unless a Fund's adviser determines that use of another valuation methodology is appropriate. The pricing services uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value as of the time a Fund calculates its net asset value.

     B. REPURCHASE AGREEMENTS

     The Portfolio may enter into repurchase agreement transactions with institutions that meet the advisor's credit guidelines. Each repurchase agreement is valued at amortized cost. The Portfolio requires that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Portfolio to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Portfolio may be delayed or limited.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005
Continued

JPMORGAN INVESTMENT TRUST DIVERSIFIED EQUITY PORTFOLIO
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

     C. SECURITIES LENDING

     To generate additional income, the Portfolio may lend up to 33 1/3% of its assets pursuant to agreements ("borrower agreements") requiring that the loan be continuously secured by cash or securities issued by the U.S. government or its agencies or instrumentalities (collectively, U.S. government securities"). JPMorgan Chase Bank, N.A. ("JPMCB"), an affiliate of the Portfolio, serves as lending agent to the Portfolio pursuant to a Securities Lending Agreement approved by the Board of Trustees (the "Securities Lending Agreement"). The Securities Lending Agreement was effective with respect to the Diversified Equity Portfolio on October 18, 2004 and an amended and restated agreement was approved by the Board at a meeting held on August 11, 2005.

     Under the Securities Lending Agreement, JPMCB acting as agent for the Portfolio loans securities to approved borrowers pursuant to approved borrower agreements in exchange for collateral equal to at least 100% of the market value of the loaned securities plus accrued interest. During the term of the loan, the Portfolio receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral in accordance with investment guidelines contained in the Securities Lending Agreement. For loans secured by cash, the Portfolio retains the interest on cash collateral investments but is required to pay the borrower a rebate for use of the cash collateral. For loans secured by US government securities, the borrower pays a borrower fee to the lending agent on behalf of the Portfolio. The net income earned on the securities lending (after payment of rebates and fees) is included in the Statement of Operations as Income from securities lending (net). Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

     Under the Securities Lending Agreement, JPMCB is entitled to a fee equal to
     (i) 6 basis points (.06 of 1%), calculated on an annualized basis and accrued daily, based upon the value of Collateral received from Borrowers for each Loan of U.S. Securities outstanding during a given month under this Lending Agreement; and (ii) 11.42 basis points (.1142 of 1%), calculated on an annualized basis and accrued daily, based upon the value of Collateral received from Borrowers for each Loan of non-U.S. Securities outstanding during a given month under this Lending Agreement. For the period from the effective date of the Agreement through June 30, 2005, JPMCB voluntarily reduced its fees to: (i) 5 basis points (.05 of 1%) for each Loan of U.S. Securities and (ii) 10 basis points (.1 of 1%) for each Loan of non-U.S. Securities, respectively.

     As of June 30, 2005, the Portfolio had securities with the following market values on loan, received the following collateral for the period then ended and paid the following amounts to related party affiliates:

 LENDING      MARKET      MARKET VALUE
  AGENT      VALUE OF      OF LOANED
FEES PAID   COLLATERAL*    SECURITIES
---------   -----------   ------------
 $1,544     $2,787,352     $2,763,500

     * Includes securities and cash collateral.

     Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMCB will indemnify the Portfolio for any losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Portfolio or the borrower at any time, and are, therefore, not considered to be illiquid investments.

     D. SECURITY TRANSACTIONS AND INVESTMENT INCOME

     Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the interest method adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date or when the Portfolio first learns of the dividend.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005
Continued

 14

JPMORGAN INVESTMENT TRUST DIVERSIFIED EQUITY PORTFOLIO
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

     E. ALLOCATION OF EXPENSES

     Expenses directly attributable to the Portfolio are charged directly to the Portfolio while the expenses attributable to more than one Portfolio of the Trust are allocated among the respective Portfolios.

     F. FEDERAL INCOME TAXES

     The Portfolio is treated as a separate taxable entity for Federal income tax purposes. The Portfolio's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary. The Portfolio is also a segregated portfolio of assets for insurance purposes and intends to comply with the diversification requirements at Subchapter L of the Internal Revenue Code.

     G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income generally are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Distributions from net investment income and from net capital gains are determined in accordance with U.S. income tax regulations, which may differ from U.S. generally accepted accounting principles. The Portfolio may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     A. INVESTMENT ADVISORY FEE

     Pursuant to the Investment Advisory Agreement, JPMorgan Investment Advisors Inc. (the "Advisor") (formerly known as Banc One Investment Advisors Corporation) acts as the investment advisor to the Portfolio. The Advisor is an indirect wholly-owned subsidiary of JPMCB, which is a subsidiary of JPMorgan Chase & Co. ("JPMorgan"). The Advisor supervises the investments of the Portfolio and for such services is paid a fee. The fee is accrued daily and paid monthly based on the Portfolio's average daily net assets. The annual fee rate for the Diversified Equity Portfolio is 0.74%.

     The Portfolio may invest in one or more money market funds advised by the Advisor or its affiliates. Investment advisory and administrative fees are waived and/or reimbursed to the Portfolio in an amount sufficient to offset any doubling up of these fees related to the Portfolio's investment in an affiliated money market fund.

     B. ADMINISTRATION FEE

     Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the "Administrator") (formerly One Group Administrative Services, Inc.), an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Portfolio. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.18% of the first $250 million of the average daily net assets of the Trust (excluding the Equity Index Portfolio) and 0.14% of the average daily net assets of the Trust in excess of $250 million (excluding the Equity Index Portfolio).

     Effective October 18, 2004, JPMCB began providing portfolio fund accounting services and receives a portion of the fees payable to the Administrator. Prior to this date, BISYS Fund Services, L.P. ("BISYS") served as the Portfolio's fund accounting agent and received a portion of the fees paid to the Administrator.

     Effective July 1, 2005, J.P. Morgan Investor Services, Co. ("JPMIS") began serving as the Portfolio's sub-administrator. For its services as sub-administrator, JPMIS receives a portion of the fees payable to the Administrator. Prior to July 1, 2005, BISYS served as the Portfolio's sub-administrator. For its services as sub-administrator, BISYS received a portion of the fees paid to the Administrator.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005
Continued

JPMORGAN INVESTMENT TRUST DIVERSIFIED EQUITY PORTFOLIO
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

     C. DISTRIBUTION FEES

     Effective May 1, 2005, pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the "Distributor"), a wholly-owned subsidiary of JPMorgan, began serving as the Trust's exclusive underwriter and promotes and arranges for the sale of the Portfolio's shares. The Distributor receives no compensation in its capacity as the Portfolio's underwriter.

     D. CUSTODIAN FEES

     On August 12, 2004, the Board of Trustees approved an agreement with JPMCB to act as the Portfolio's custodian. The transition to JPMCB from the previous service provider was completed on October 18, 2004 for the Diversified Equity Portfolio.

     The amounts paid directly to JPMCB by the Portfolio for custody services are included in custodian fees in the Statement of Operations. The custodian fees may be reduced by credits earned by the Portfolio, based on uninvested cash balances held by the custodian.

     E. WAIVERS AND REIMBURSEMENTS

     The Advisor and Administrator have contractually agreed to waive fees or reimburse the Portfolio to the extent that total operating expenses (excluding dividend expenses on short sales, interest, taxes, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.95% of the Portfolio's average daily net assets.

     The contractual expense limitation agreements were in effect for the period ended June 30, 2005. The expense limitation percentage above is in place until at least April 30, 2006.

     F. OTHER

     Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Distributor. Such officers receive no compensation from the Portfolio for serving in their respective roles.

     The Trust adopted a Trustee Deferred Compensation Plan (the "Plan") which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various JPMorgan Funds until distribution in accordance with the Plan.

     During the period, the Portfolio may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

     The Portfolio may use related party brokers/dealers. For the period ended June 30, 2005, the Portfolio did not have any brokerage commissions with brokers/dealers affiliated with the Advisor.

     The SEC has granted an exemptive order permitting the Portfolio to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

4. INVESTMENT TRANSACTIONS

   During the period ended June 30, 2005, purchases and sales of investments (excluding short-term investments) were as follows:

   PURCHASES            SALES
   (EXCLUDING         (EXCLUDING       PURCHASES OF        SALES OF
U.S. GOVERNMENT)   U.S. GOVERNMENT)   U.S. GOVERNMENT   U.S. GOVERNMENT
----------------   ----------------   ---------------   ---------------
  $55,396,421        $58,512,954          --                --

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005
Continued

 16

JPMORGAN INVESTMENT TRUST DIVERSIFIED EQUITY PORTFOLIO
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

5. FEDERAL INCOME TAX MATTERS

   For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at June 30, 2005, were as follows:

                  GROSS          GROSS       NET UNREALIZED
 AGGREGATE      UNREALIZED     UNREALIZED     APPRECIATION
    COST       APPRECIATION   DEPRECIATION   (DEPRECIATION)
------------   ------------   ------------   --------------
$166,129,509   $11,999,877    $(7,071,860)     $4,928,017

6. BORROWINGS

   Effective February 19, 2005, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the JPMorgan Funds, including the Diversified Equity Portfolio. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Portfolio's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing.

   As of June 30, 2005, the Portfolio had no outstanding borrowings from the unsecured uncommitted credit facility.

7. CONCENTRATIONS AND INDEMNIFICATIONS

   In the normal course of business the Portfolio enters into contracts that contain a variety of representations which provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005
Continued

JPMORGAN INVESTMENT TRUST DIVERSIFIED EQUITY PORTFOLIO
--------------------------------------------------------------------------------

TRUSTEES

                                                              NUMBER OF FUNDS
                                                                     IN
NAME (YEAR OF BIRTH);                                           FUND COMPLEX
POSITIONS WITH                  PRINCIPAL OCCUPATIONS             OVERSEEN           OTHER DIRECTORSHIPS HELD
THE TRUST (SINCE)                DURING PAST 5 YEARS           BY TRUSTEE(1)           OUTSIDE FUND COMPLEX
------------------------   -------------------------------   ------------------   -------------------------------
INDEPENDENT TRUSTEES
William J. Armstrong       Retired; Vice President &                114           None.
(1941); Trustee            Treasurer of Ingersoll-Rand
since 2005.                Company (manufacturer of
                           industrial equipment)
                           (1972-2000).


Roland R. Eppley, Jr.      Retired; President & Chief               114           Director, Janel Hydro, Inc.
(1932); Trustee            Executive Officer, Eastern                             (automotive) (1993-present).
since 2005.                Sales Bankcard (1971-1988).


John F. Finn               President and Chief Executive            113*          Director, Cardinal Health, Inc
(1947); Trustee            Officer of Gardner, Inc.                               (CAH) (1994-present).
since 1998.                (wholesale distributor to
                           outdoor power equipment
                           industry) (1979-present).


Dr. Matthew Goldstein      Chancellor of the City                   114           Trustee of Bronx-Lebanon
(1941); Trustee            University of New York                                 Hospital Center (1992-present);
since 2005.                (1999-present); President,                             Director of New Plan Excel
                           Adelphi University (New York)                          Realty Trust, Inc. (real estate
                           (1998-1999).                                           investment trust) (2000-
                                                                                  present); Director of Lincoln
                                                                                  Center Institute for the Arts
                                                                                  in Education (1999-present).


Robert J. Higgins          Retired; Director of                     114           Director of Providian Financial
(1945);                    Administration of the State of                         Corp. (banking) (2002-present).
Trustee since 2005.        Rhode Island (2003-2004);
                           President - Consumer Banking
                           and Investment Services, Fleet
                           Boston Financial (1971-2001).


Peter C. Marshall          Self-employed business                   113*          None.
(1942); Trustee since      consultant (2002-present);
1994.                      Senior Vice President, W.D.
                           Hoard, Inc. (corporate parent
                           of DCI Marketing, Inc.)
                           (2000-2002); President, DCI
                           Marketing, Inc. (1992-2000).


Marilyn McCoy              Vice President of                        113*          Director, Mather LifeWays
(1948); Trustee since      Administration and Planning,                           (1994- present); Director,
1999.                      Northwestern University                                Carleton College
                           (1985-present).                                        (2003-present).


William G. Morton, Jr.     Retired; Chairman Emeritus               114           Director of Radio Shack
(1937); Trustee since      (2001-2002), and Chairman and                          Corporation (electronics)
2005.                      Chief Executive Officer, Boston                        (1987-present); Director of The
                           Stock Exchange (1985-2001).                            National Football Foundation
                                                                                  and College Hall of Fame (1994-
                                                                                  present); Trustee of the
                                                                                  Berklee College of Music
                                                                                  (1998-present); Trustee of the
                                                                                  Stratton Mountain School
                                                                                  (2001-present).


Robert A. Oden, Jr.        President, Carleton College              113*          Director, American University
(1946); Trustee since      (2002-present); President,                             in Cairo.
1997.                      Kenyon College (1995-2002).


Fergus Reid, III (1932);   Chairman of Lumelite                     114           Trustee of Morgan Stanley Funds
Trustee (Chairman) since   Corporation (plastics                                  (209 portfolios)
2005.                      manufacturing) (2003- present);                        (1995-present).
                           Chairman and Chief Executive
                           Officer of Lumelite Corporation
                           (1985-2002).


JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

 18

JPMORGAN INVESTMENT TRUST DIVERSIFIED EQUITY PORTFOLIO
--------------------------------------------------------------------------------

TRUSTEES, CONTINUED

                                                              NUMBER OF FUNDS
                                                                     IN
NAME (YEAR OF BIRTH);                                           FUND COMPLEX
POSITIONS WITH                  PRINCIPAL OCCUPATIONS             OVERSEEN           OTHER DIRECTORSHIPS HELD
THE TRUST (SINCE)                DURING PAST 5 YEARS           BY TRUSTEE(1)           OUTSIDE FUND COMPLEX
------------------------   -------------------------------   ------------------   -------------------------------
Frederick W. Ruebeck       Advisor, Jerome P. Green &               113*          Director, AMS Group (2001-
(1939); Trustee since      Associates, LLC (broker-dealer)                        present); Director, Wabash
1994.                      (2002-present); Investment                             College (1988-present);
                           Officer, Wabash College                                Trustee, Seabury- Western
                           (2004-present); self-employed                          Theological Seminary
                           consultant (January                                    (1993-present); Chairman,
                           2000-present); Director of                             Indianapolis Symphony Orchestra
                           Investments, Eli Lilly and                             Foundation (1994-present).
                           Company (1988-1999).


James J. Schonbachler      Retired; Managing Director of            114           None.
(1943); Trustee since      Bankers Trust Company
2005.                      (financial services)
                           (1968-1998).

INTERESTED TRUSTEE


Leonard M. Spalding,       Retired; Chief Executive                 114           None.
Jr.** (1935); Trustee      Officer of Chase Mutual Funds
since 2005.                (investment company)
                           (1989-1998); President & Chief
                           Executive Officer of Vista
                           Capital Management (investment
                           management) (1990-1998); Chief
                           Investment Executive of Chase
                           Manhattan Private Bank
                           (investment management)
                           (1990-1998).

------------

(1) A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies.
     The JPMorgan Funds Complex for which the Board of Trustees includes nine registered investment companies (114 funds) as of August 29, 2005.
  * This Trustee does not oversee the UM Investment Trust II which is the registered investment company for the Undiscovered Managers Spinnaker Fund, and therefore oversees eight registered investment companies (113 funds) as of August 29, 2005.
 ** Mr. Spalding is deemed to be an "interested person" due to his ownership of JPMorgan Chase stock.

The contact address for each of the Trustees is 522 Fifth Avenue, New York, NY 10036.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

JPMORGAN INVESTMENT TRUST DIVERSIFIED EQUITY PORTFOLIO
--------------------------------------------------------------------------------

OFFICERS

NAME (YEAR OF BIRTH),
POSITIONS HELD WITH
THE TRUST (SINCE)                       PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS
----------------------------   ------------------------------------------------------------
George C.W. Gatch (1962),      Managing Director of JPMorgan Investment Management Inc.;
President (2004)               Director and President, JPMorgan Distribution Services, Inc.
                               and JPMorgan Funds Management, Inc. since 2005; Mr. Gatch is
                               CEO and President of JPMorgan Funds. Mr. Gatch has been an employee since 1986. Mr. Gatch has held positions such as
                               President and CEO of DKB Morgan, a Japanese mutual fund
                               company which was a joint venture between J.P. Morgan and
                               Dai-Ichi Kangyo Bank, as well as positions in business
                               management, marketing and sales.


Robert L. Young (1963),        Director and Vice President of JPMorgan Distribution
Senior Vice President          Services, Inc. and JPMorgan Funds Management, Inc.; Chief
(2004)*                        Operating Officer, JPMorgan Funds since 2005, and One Group
                               Mutual Funds from 2001 until 2005. Mr. Young was Vice
                               President and Treasurer, JPMorgan Funds Management, Inc.
                               (formerly One Group Administrative Services) and Vice
                               President and Treasurer, JPMorgan Distribution Services,
                               Inc. (formerly One Group Dealer Services, Inc.) from 1999 to
                               2005.


Patricia A. Maleski (1960),    Vice President, JPMorgan Funds Management, Inc.; previously,
Vice President and Chief       Treasurer, JPMorgan Funds and Head of Funds Administration
Administrative Officer         and Board Liaison. Ms. Maleski was the Vice President of
(2004)                         Finance for the Pierpont Group, Inc., an independent company owned by the Board of Directors/Trustees of the JPMorgan
                               Funds, prior to joining J.P. Morgan Chase & Co. in 2001.


Stephanie J. Dorsey (1969),    Vice President, JPMorgan Funds Management, Inc.; Director of
Treasurer (2004)*              Mutual Fund Administration, JPMorgan Funds Management, Inc.
                               (formerly One Group Administrative Services), from 2004 to
                               2005; Ms. Dorsey worked for JPMorgan Chase & Co., (formerly
                               Bank One Corporation) from 2003 to 2004; prior to joining
                               Bank One Corporation, she was a Senior Manager specializing in Financial Services audits at PricewaterhouseCoopers LLP from 1992 through 2002.


Stephen M. Ungerman (1953),    Senior Vice President, JPMorgan Chase & Co.; Mr. Ungerman
Senior Vice President, Chief   was head of Fund Administration - Pooled Vehicles from 2000
Compliance Officer (2004)      to 2004. Mr. Ungerman held a number of positions in
                               Prudential Financial's asset management business prior to
                               2000.


Paul L. Gulinello (1950),      Vice President and Anti Money Laundering Compliance Officer
AML Compliance Officer         for JPMorgan Asset Management Americas, additionally
(2005)                         responsible for personal trading and compliance testing
                               since 2004; Treasury Services Operating Risk Management and
                               Compliance Executive supporting all JPMorgan Treasury
                               Services business units from July 2000 to 2004.


Stephen M. Benham (1959),      Vice President and Assistant General Counsel, JPMorgan Chase
Secretary (2005)               & Co. since 2004; Vice President (Legal Advisory) of Merrill
                               Lynch Investment Managers, L.P. from 2000 to 2004; attorney associated with Kirkpatrick & Lockhart LLP from 1997 to
                               2000.


Elizabeth A. Davin (1964),     Vice President and Assistant General Counsel, JPMorgan Chase
Assistant Secretary (2004)*    & Co. since 2005;Senior Counsel, JPMorgan Chase & Co.
                               (formerly Bank One Corporation) from 2004-2005; Assistant
                               General Counsel and Associate General Counsel and Vice
                               President, Gartmore Global Investments, Inc. from 1999 to
                               2004.


Jessica K. Ditullio (1962),    Vice President and Assistant General Counsel, JPMorgan Chase
Assistant Secretary (2000)*    & Co. since 2005; Ms. Ditullio has served as attorney with various titles for JPMorgan Chase & Co. (formerly Bank One
                               Corporation) since 1990.


Nancy E. Fields (1949),        Vice President, JPMorgan Funds Management, Inc. and JPMorgan
Assistant Secretary (2000)*    Distribution Services, Inc.; from 1999-2005, Director,
                               Mutual Fund Administration, JPMorgan Funds Management, Inc.
                               (formerly One Group Administrative Services, Inc.) and
                               Senior Project Manager, Mutual Funds, JPMorgan Distribution
                               Services, Inc. (formerly One Group Dealer Services, Inc.).


Suzanne E. Cioffi (1967),      Vice President, JPMorgan Funds Management, Inc., responsible
Assistant Treasurer (2005)     for mutual fund financial reporting. Ms. Cioffi has overseen various fund accounting, custody and administration
                               conversion projects during the past five years.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

 20

JPMORGAN INVESTMENT TRUST DIVERSIFIED EQUITY PORTFOLIO
--------------------------------------------------------------------------------

OFFICERS, CONTINUED

NAME (YEAR OF BIRTH),
POSITIONS HELD WITH
THE TRUST (SINCE)                       PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS
----------------------------   ------------------------------------------------------------


Christopher D. Walsh (1965),   Vice President, JPMorgan Funds Management, Inc., Mr. Walsh
Assistant Treasurer (2004)     has managed all aspects of institutional and retail mutual fund administration and vendor relationships within the
                               mutual funds, commingled/ERISA funds, 3(c)(7) funds, hedge funds and LLC products. Mr. Walsh was a director of Mutual
                               Fund Administration at Prudential Investments from 1996 to
                               2000.

Arthur A. Jensen (1966),       Vice President, JPMorgan Funds Management, Inc. since April
Assistant Treasurer (2005)*    2005; formerly, Vice President of Financial Services of
                               BISYS Fund Services, Inc. from 2001 until 2005; Mr. Jensen was Section Manager at Northern Trust Company and Accounting
                               Supervisor at Allstate Insurance Company prior to 2001.


------------

The contact address for each of the officers, unless otherwise noted, is 522 Fifth Avenue, New York, NY 10036.

* The contact address for the officer is 1111 Polaris Parkway, Columbus, OH
  43271.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

JPMORGAN INVESTMENT TRUST DIVERSIFIED EQUITY PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF SHAREHOLDER EXPENSES
HYPOTHETICAL $1,000 INVESTMENT AT BEGINNING OF PERIOD
AS OF JUNE 30, 2005
(UNAUDITED)

As a shareholder of the Portfolio, you incur ongoing costs, including investment advisory fees, administration fees and other portfolio expenses. Because the Portfolio is a funding vehicle for Policies and Eligible Plans, you may also incur sales charges and other fees relating to the Policies or Eligible Plans. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio, but not the costs of the Policies or Eligible Plans, and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Portfolio at the beginning of the reporting period, January 1, 2005, and continued to hold your shares at the end of the reporting period, June 30, 2005.

ACTUAL EXPENSES

The first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other Portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees or the costs associated with the Policies or Eligible Plans through which the Portfolio is held. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different Portfolios. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

                                                                          ENDING         EXPENSES PAID
                                                        BEGINNING         ACCOUNT        DURING PERIOD      ANNUALIZED
                                                     ACCOUNT VALUE,       VALUE,       JANUARY 1, 2005 TO    EXPENSE
                                                     JANUARY 1, 2005   JUNE 30, 2005     JUNE 30, 2005        RATIO
                                                     ---------------   -------------   ------------------   ----------
Actual.............................................      $1,000           $  980             $4.57             0.93%
Hypothetical.......................................      $1,000           $1,020             $4.66             0.93%

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

JPMorgan Funds are distributed by JPMorgan Distribution Services, Inc. which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a prospectus.

The financial information in this report has been taken from the books and records of the Funds without examination by independent auditors, who express no opinion thereon.

CONTACT JPMORGAN FUNDS SERVICE CENTER AT 1-800-480-4111 FOR A FUND PROSPECTUS. YOU CAN ALSO VISIT US AT WWW.JPMORGANFUNDS.COM. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES AND RISK AS WELL CHARGES AND EXPENSES OF THE MUTUAL FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE MUTUAL FUND. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

No sooner than 30 days after the end of each month, each Fund will make available upon request a complete uncertified schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, each Fund will make available a certified complete schedule of its portfolio holdings as of the last day that quarter. In addition to providing hard copies upon request, the Fund will post these quarterly schedules in the variable insurance portfolio section of www.jpmorganfunds.com and on the SEC's website at www.sec.gov.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111.

A description of each Fund's policies and procedures with respect to the disclosure of each Fund's portfolio holdings is available in the Statement of Additional Information.

A copy of proxy policies and procedures are available without charge upon request by calling 1-800-480-4111 and on the SEC's website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of the Fund's voting record is available on the SEC's website at www.sec.gov or in the variable insurance portfolio section of www.jpmorganfunds.com. The Fund's proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

                                                               [JPMORGAN LOGO]
SAN-JPMITDE-605                                                ASSET MANAGEMENT

                               SEMI-ANNUAL REPORT
                   SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)























                                    JPMORGAN
                                   INVESTMENT
                                     TRUST


                             Equity Index Portfolio

























-------------------------------------------------               [JPMORGAN LOGO]
NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE               ASSET MANAGEMENT
-------------------------------------------------
This material must be preceded or accompanied by a current prospectus.

JPMORGAN INVESTMENT TRUST EQUITY INDEX PORTFOLIO
--------------------------------------------------------------------------------

TABLE OF CONTENTS


President's Letter .........................................    2

Portfolio Characteristics ..................................    3

Schedule of Portfolio Investments ..........................    4

Statement of Assets and Liabilities ........................   13

Statement of Operations ....................................   14

Statement of Changes in Net Assets .........................   15

Financial Highlights .......................................   16

Notes to Financial Statements ..............................   18

Trustees ...................................................   23

Officers ...................................................   25

Schedule of Shareholder Expenses ...........................   27


HIGHLIGHTS

- Equities experienced sporadic volatility over the period - particularly in the first quarter.

- Weakness in manufacturing was offset by strength in the economy's consumer and housing segments.

- Inflation reports have been much more benign than expected.

Investments in a Portfolio are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Portfolio's share price is lower than when you invested.

Past performance is no guarantee for future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a Portfolio or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Portfolio.

This Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies (collectively "Policies") offered by separate accounts of participating insurance companies. Portfolio shares are also offered to qualified pension and retirement plans ("Eligible Plans"). Individuals may not purchase shares directly from the Portfolio.

Prospective investors should refer to the Portfolio's prospectus for a discussion of the Portfolio's investment objective, strategies and risks. Call JPMorgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Portfolio including management fees and other expenses. Please read it carefully before investing.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

 2

JPMORGAN INVESTMENT TRUST EQUITY INDEX PORTFOLIO
--------------------------------------------------------------------------------

PRESIDENT'S LETTER                                                 JULY 11, 2005

DEAR SHAREHOLDER:

We are pleased to present this semi-annual report containing in-depth information on the JPMorgan Investment Trust Equity Index Portfolio for the six-month period ended June 30, 2005.

MARKETS WRESTLE WITH VOLATILITY
U.S. equities experienced sporadic volatility over the period - particularly in the first quarter of 2005 - due primarily to concerns about inflation and economic growth. Even as employment gains, merger activity and corporate spending gained momentum, the challenges of increasing interest rates and rising oil prices seemed to loom in the background.

Interest rate increases by the Federal Open Market Committee (FOMC), in particular, were a mainstay in economic news due to a relatively consistent schedule of 25-basis-point (bp) hikes. This interest-rate activity became a source of great consternation for investors, as speculation abounded regarding its underlying catalyst - to keep inflation under control and to discourage speculative risk taking. Furthermore, this environment of uncertainty was often underscored by mixed economic data. Meanwhile, oil prices garnered their share of attention, with the West Texas Intermediate (WTI) rising more than 39% over the past six months and the price per barrel exceeding $60 at times.

Encouragement, however, surfaced toward the end of the period, as investors felt hopeful that the FOMC would finish its tightening cycle earlier than expected due to signs of moderating growth and easing inflation pressures. Weakness in manufacturing was offset by strength in the economy's consumer and housing segments. In addition, employment news continued to improve at a slow but steady, incremental pace.

INDEX PERFORMANCE
The markets showed an erratic ebb and flow during the period. Major large-capitalization stock indexes were negative for the six-month period, with many small- and mid-capitalization stock indexes reporting positive returns. Mid-capitalization stocks were the clear winners, as the Russell Midcap Index returned 3.92%. In addition, small-capitalization stocks made modest gains, with the Russell 2500 Index up 1.24% for the period. Large-capitalization stocks disappointed, as indicated by the S&P 500 Index, which reported a negative 0.81% for the six-month period.

OUTLOOK
As we enter the second half of 2005, the economy continues on a path of moderate expansion. The combined potency of rising labor costs and high commodity prices have emerged as potential obstacles to the economy's progress. However, the weakness in manufacturing appears to be showing signs of an impending rebound. Moreover, inflation reports have been much more benign than we expected. We believe that the FOMC will continue its tightening cycle until evidence of a more decisive slowdown presents itself.

On behalf of us all at JPMorgan Asset Management, thank you for the continued confidence and trust you have placed in us. We look forward to serving your investment needs for many years to come. Should you have any questions, please feel free to contact the JPMorgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

/s/ George C.W. Gatch
George C.W. Gatch
President
JPMorgan Funds

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

JPMORGAN INVESTMENT TRUST EQUITY INDEX PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO CHARACTERISTICS
(UNAUDITED)

TOP 10 HOLDINGS*
  1  General Electric Co. ......  3.4%
  2  Exxon Mobil Corp. .........  3.3%
  3  Microsoft Corp. ...........  2.3%
  4  Citigroup, Inc. ...........  2.2%
  5  Pfizer, Inc. ..............  1.9%
  6  Johnson & Johnson..........  1.8%
  7  Bank of America Corp. .....  1.7%
  8  Wal-Mart Stores, Inc. .....  1.5%
  9  Intel Corp. ...............  1.5%
 10  American International
     Group, Inc. ...............  1.4%

PORTFOLIO ALLOCATION*
Common Stocks.................  99.5%
Investments of Cash Collateral
  for Securities Loaned.......   5.4%
Investment Company............   0.6%
U.S. Treasuries...............   0.1%
Liabilities in Excess of
  Other Assets................  (5.6)%

TOP 5 INDUSTRIES*
  1  Oil, Gas & Consumable
     Fuels......................   7.5%
  2  Pharmaceuticals............   7.1%
  3  Commercial Banks...........   5.8%
  4  Industrial Conglomerates...   4.5%
  5  Insurance..................   4.4%

* Percentages indicated are based on net assets as of June 30, 2005. The portfolio's composition is subject to change.

--------------------------------------------------------------------------------

LIFE OF PORTFOLIO PERFORMANCE

[GRAPH]                   Value of $10,000 Investment

                                                                   EQUITY INDEX PORTFOLIO                 S&P 500 INDEX
                                                                   ----------------------                 -------------
5/98                                                                       10000                              10000
6/98                                                                       10085                              10406
6/99                                                                       12435                              12774
6/00                                                                       13281                              13700
6/01                                                                       11280                              11668
6/02                                                                        9195                               9569
6/03                                                                        9169                               9593
6/04                                                                       10867                              11427
6/05                                                                       11506                              12149

---------------------------------------------------------------------------------------------------------------------------
                                                       TOTAL RETURN AS
                                                         OF JUNE 30,                   AVERAGE ANNUAL TOTAL RETURNS
                                                             2005                           AS OF JUNE 30, 2005
---------------------------------------------------------------------------------------------------------------------------
                                    INCEPTION DATE         6 MONTHS             1 YEAR        5 YEAR        SINCE INCEPTION
---------------------------------------------------------------------------------------------------------------------------
  Equity Index Portfolio               05/01/98             (1.00)%              5.89%        (2.83)%            1.98%
---------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE QUOTED IS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. MUTUAL FUNDS ARE SUBJECT TO CERTAIN MARKET RISK. INVESTMENT RETURNS AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN. FOR UP-TO-DATE MONTH-END PERFORMANCE INFORMATION PLEASE CALL 1-800-480-4111.

The performance does not reflect any charges imposed by the Policies or Eligible Plans through which the Portfolio may be purchased. If these charges were included, the returns would be lower than shown.

The graph illustrates comparative performance for $10,000 invested in the JPMorgan Investment Trust Equity Index Portfolio and the S&P 500 Index. The performance of the Portfolio assumes reinvestment of all dividends. The performance of the index does not include fees and expenses attributable to the Portfolio and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The S&P 500 Index represents the performance of large companies in the U.S. stock market. Investors cannot invest directly in an index.

Certain fees and expenses of the Portfolio are currently being waived and/or reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

 4

JPMORGAN INVESTMENT TRUST EQUITY INDEX PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JUNE 30, 2005
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
---------   ----------------------------  ------------
COMMON STOCKS (99.5%):
Aerospace & Defense (2.2%):
   10,146   Boeing Co. .................       669,635
    2,461   General Dynamics Corp. .....       269,578
    1,480   Goodrich Corp. .............        60,621
   10,473   Honeywell International,
              Inc. .....................       383,626
    1,458   L-3 Communications Holdings,
              Inc. .....................       111,654
    4,961   Lockheed Martin Corp. (c)...       321,820
    4,410   Northrop Grumman Corp. .....       243,653
    5,553   Raytheon Co. ...............       217,233
    2,188   Rockwell Collins, Inc. .....       104,324
   12,569   United Technologies
              Corp. ....................       645,418
                                          ------------
                                             3,027,562
                                          ------------
Air Freight & Logistics (0.9%):
    3,709   FedEx Corp. ................       300,466
      790   Ryder System, Inc. .........        28,914
   13,677   United Parcel Service, Inc.,
              Class B...................       945,901
                                          ------------
                                             1,275,281
                                          ------------
Airlines (0.1%):
    1,764   Delta Air Lines, Inc. (a)
              (c).......................         6,633
    9,058   Southwest Airlines Co. .....       126,178
                                          ------------
                                               132,811
                                          ------------
Auto Components (0.2%):
      785   Cooper Tire & Rubber Co.
              (c).......................        14,577
    1,846   Dana Corp. .................        27,708
    6,887   Delphi Corp. ...............        32,025
    2,161   Goodyear Tire & Rubber Co.
              (The) (a) (c).............        32,199
    2,357   Johnson Controls, Inc. .....       132,770
    1,579   Visteon Corp. (c)...........         9,521
                                          ------------
                                               248,800
                                          ------------
Automobiles (0.5%):
   22,596   Ford Motor Co. (c)..........       231,383
    6,942   General Motors Corp. (c)....       236,028
    3,495   Harley-Davidson, Inc. ......       173,352
                                          ------------
                                               640,763
                                          ------------
Beverages (2.2%):
    9,532   Anheuser-Busch Cos.,
              Inc. .....................       436,089
    1,096   Brown-Forman Corp., Class
              B.........................        66,264
   27,790   Coca-Cola Co. (The).........     1,160,232
    4,332   Coca-Cola Enterprises,
              Inc. .....................        95,347
      964   Molson Coors Brewing Co. ...        59,768
    2,406   Pepsi Bottling Group,
              Inc. .....................        68,836
   20,562   PepsiCo, Inc. (c)...........     1,108,909
                                          ------------
                                             2,995,445
                                          ------------

 SHARES
   OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
---------   ----------------------------  ------------
COMMON STOCKS, CONTINUED:
Biotechnology (1.3%):
   15,195   Amgen, Inc. (a).............       918,690
    2,424   Applera Corp. - Applied
              Biosystems Group (c)......        47,680
    4,232   Biogen Idec, Inc. (a).......       145,792
    1,819   Chiron Corp. (a) (c)........        63,465
    3,097   Genzyme Corp. (a)...........       186,099
    5,548   Gilead Sciences, Inc. (a)...       244,057
    3,043   MedImmune, Inc. (a) (c).....        81,309
                                          ------------
                                             1,687,092
                                          ------------
Building Products (0.2%):
    2,194   American Standard Cos.,
              Inc. .....................        91,972
    5,325   Masco Corp. ................       169,122
                                          ------------
                                               261,094
                                          ------------
Capital Markets (2.7%):
    9,559   Bank of New York Co., Inc.
              (The).....................       275,108
    1,396   Bear Stearns Cos., Inc.
              (The).....................       145,100
   13,989   Charles Schwab Corp.
              (The).....................       157,796
    4,524   E*Trade Financial Corp.
              (a).......................        63,291
    1,164   Federated Investors, Inc.,
              Class B...................        34,932
    2,433   Franklin Resources, Inc. ...       187,292
    5,426   Goldman Sachs Group,
              Inc. .....................       553,561
    2,786   Janus Capital Group, Inc.
              (c).......................        41,901
    3,397   Lehman Brothers Holdings,
              Inc. .....................       337,254
    5,197   Mellon Financial Corp. .....       149,102
   11,608   Merrill Lynch & Co.,
              Inc. .....................       638,556
   13,452   Morgan Stanley..............       705,826
    2,496   Northern Trust Corp. .......       113,793
    4,064   State Street Corp. .........       196,088
    1,519   T. Rowe Price Group,
              Inc. .....................        95,089
                                          ------------
                                             3,694,689
                                          ------------
Chemicals (1.6%):
    2,815   Air Products & Chemicals,
              Inc. .....................       169,744
   11,804   Dow Chemical Co. (The)......       525,632
      987   Eastman Chemical Co. .......        54,433
    2,696   Ecolab, Inc. ...............        87,243
   12,231   El Du Pont de Nemours &
              Co. ......................       526,055
    1,480   Engelhard Corp. ............        42,254
      640   Great Lakes Chemical
              Corp. ....................        20,141
    1,387   Hercules, Inc. (a)..........        19,626
    1,087   International Flavors &
              Fragrances, Inc. .........        39,371
    3,293   Monsanto Co. ...............       207,031
    2,107   PPG Industries, Inc. .......       132,235
    3,972   Praxair, Inc. ..............       185,095

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005
Continued

JPMORGAN INVESTMENT TRUST EQUITY INDEX PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
AS OF JUNE 30, 2005
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
---------   ----------------------------  ------------
COMMON STOCKS, CONTINUED:
Chemicals, continued:
    2,370   Rohm & Haas Co. ............       109,826
      846   Sigma-Aldrich Corp. (c).....        47,410
                                          ------------
                                             2,166,096
                                          ------------
Commercial Banks (5.8%):
    4,333   AmSouth Bancorp.............       112,658
   49,380   Bank of America Corp. ......     2,252,222
    6,709   BB&T Corp. (c)..............       268,159
    2,073   Comerica, Inc. .............       119,819
    1,522   Compass Bancshares, Inc. ...        68,490
    6,406   Fifth Third Bancorp.........       263,991
    1,523   First Horizon National Corp.
              (c).......................        64,271
    2,852   Huntington Bancshares,
              Inc. .....................        68,847
    5,006   Keycorp.....................       165,949
    1,200   M&T Bank Corp. .............       126,192
    2,615   Marshall & Ilsley Corp.
              (c).......................       116,237
    7,296   National City Corp. ........       248,940
    5,864   North Fork Bancorp, Inc. ...       164,720
    3,481   PNC Financial Services
              Group, Inc. ..............       189,575
    5,695   Regions Financial Corp.
              (c).......................       192,947
    4,172   SunTrust Banks, Inc. .......       301,385
    3,820   Synovus Financial Corp. ....       109,519
   22,504   U.S. Bancorp................       657,117
   19,357   Wachovia Corp. .............       960,107
   20,718   Wells Fargo & Co. ..........     1,275,814
    1,101   Zions Bancorp...............        80,957
                                          ------------
                                             7,807,916
                                          ------------
Commercial Services & Supplies (1.0%):
    3,326   Allied Waste Industries,
              Inc. (a) (c)..............        26,375
    2,007   Apollo Group, Inc., Class A
              (a).......................       156,988
    1,248   Avery Dennison Corp. .......        66,094
   12,909   Cendant Corp. ..............       288,774
    1,839   Cintas Corp. ...............        70,985
    1,594   Equifax, Inc. ..............        56,922
    2,030   H&R Block, Inc. (c).........       118,451
    1,484   Monster Worldwide, Inc.
              (a).......................        42,561
    2,824   Pitney Bowes, Inc. .........       122,985
    2,619   R.R. Donnelley & Sons
              Co. ......................        90,382
    1,958   Robert Half International,
              Inc. .....................        48,891
    6,975   Waste Management, Inc. .....       197,672
                                          ------------
                                             1,287,080
                                          ------------
Communications Equipment (2.6%):
    1,420   ADC Telecommunications, Inc.
              (a) (c)...................        30,913
    1,993   Andrew Corp. (a)............        25,431
    5,857   Avaya, Inc. (a).............        48,730

 SHARES
   OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
---------   ----------------------------  ------------
COMMON STOCKS, CONTINUED:
Communications Equipment, continued:
    7,079   CIENA Corp. (a).............        14,795
   78,470   Cisco Systems, Inc. (a).....     1,499,562
    2,460   Comverse Technology, Inc.
              (a).......................        58,179
   17,795   Corning, Inc. (a)...........       295,753
   17,782   JDS Uniphase Corp. (a)
              (c).......................        27,029
   54,399   Lucent Technologies, Inc.
              (a) (c)...................       158,301
   30,111   Motorola, Inc. .............       549,827
   20,058   QUALCOMM, Inc. .............       662,115
    1,872   Scientific-Atlanta, Inc. ...        62,281
    5,504   Tellabs, Inc. (a)...........        47,885
                                          ------------
                                             3,480,801
                                          ------------
Computers & Peripherals (3.5%):
   10,116   Apple Computer, Inc. (a)....       372,370
   29,728   Dell, Inc. (a)..............     1,174,553
   29,503   EMC Corp. (a)...............       404,486
    3,644   Gateway, Inc. (a) (c).......        12,025
   35,441   Hewlett-Packard Co. ........       833,218
   19,809   International Business
              Machines Corp. ...........     1,469,828
    1,555   Lexmark International, Inc.,
              Class A (a)...............       100,811
    2,293   NCR Corp. (a)...............        80,530
    4,496   Network Appliance, Inc.
              (a).......................       127,102
    1,115   QLogic Corp. (a) (c)........        34,420
   41,822   Sun Microsystems, Inc.
              (a).......................       155,996
                                          ------------
                                             4,765,339
                                          ------------
Construction & Engineering (0.0%): (g)
    1,064   Fluor Corp. ................        61,276
                                          ------------
Construction Materials (0.1%):
    1,254   Vulcan Materials Co. .......        81,497
                                          ------------
Consumer Finance (1.3%):
   14,380   American Express Co. .......       765,447
    3,095   Capital One Financial
              Corp. ....................       247,631
   15,564   MBNA Corp. .................       407,154
    3,613   Providian Financial Corp.
              (a).......................        63,697
    5,151   SLM Corp. ..................       261,671
                                          ------------
                                             1,745,600
                                          ------------
Containers & Packaging (0.2%):
    1,352   Ball Corp. .................        48,618
    1,316   Bemis Co. ..................        34,927
    1,830   Pactiv Corp. (a)............        39,491
    1,028   Sealed Air Corp. (a)........        51,184
    1,528   Temple-Inland, Inc. ........        56,765
                                          ------------
                                               230,985
                                          ------------

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005
Continued

 6

JPMORGAN INVESTMENT TRUST EQUITY INDEX PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
AS OF JUNE 30, 2005
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
---------   ----------------------------  ------------
COMMON STOCKS, CONTINUED:
Distributors (0.1%):
    2,142   Genuine Parts Co. ..........        88,015
                                          ------------
Diversified Financial Services (3.6%):
    2,585   CIT Group, Inc. ............       111,077
   63,876   Citigroup, Inc. ............     2,952,987
   43,225   JPMorgan Chase & Co. (d)....     1,526,707
    3,392   Moody's Corp. ..............       152,504
    3,608   Principal Financial Group...       151,175
                                          ------------
                                             4,894,450
                                          ------------
Diversified Telecommunication Services (2.8%):
    4,016   Alltel Corp. (c)............       250,116
    9,837   AT&T Corp. .................       187,296
   22,482   BellSouth Corp. ............       597,347
    1,612   CenturyTel, Inc. ...........        55,824
    4,182   Citizens Communications Co.
              (c).......................        56,206
   20,527   Qwest Communications
              International, Inc. (a)...        76,155
   40,558   SBC Communications, Inc. ...       963,253
   18,170   Sprint Corp. ...............       455,885
   33,977   Verizon Communications,
              Inc. .....................     1,173,905
                                          ------------
                                             3,815,987
                                          ------------
Electric Utilities (2.3%):
    1,996   Allegheny Energy, Inc. (a)
              (c).......................        50,339
    2,495   Ameren Corp. (c)............       137,974
    4,715   American Electric Power Co.,
              Inc. .....................       173,842
    3,569   CenterPoint Energy, Inc.
              (c).......................        47,146
    2,436   Cinergy Corp. ..............       109,182
    2,985   Consolidated Edison, Inc.
              (c).......................       139,817
    2,139   DTE Energy Co. (c)..........       100,041
    4,000   Edison International........       162,200
    2,603   Entergy Corp. ..............       196,657
    8,217   Exelon Corp. ...............       421,779
    4,051   FirstEnergy Corp. ..........       194,894
    4,813   FPL Group, Inc. ............       202,435
    4,544   PG&E Corp. .................       170,582
    1,208   Pinnacle West Capital
              Corp. ....................        53,696
    2,330   PPL Corp. ..................       138,355
    3,054   Progress Energy, Inc. ......       138,163
    9,139   Southern Co. (The) (c)......       316,849
    2,541   TECO Energy, Inc. (c).......        48,050
    2,943   TXU Corp. (c)...............       244,534
    4,938   Xcel Energy, Inc. ..........        96,390
                                          ------------
                                             3,142,925
                                          ------------

 SHARES
   OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
---------   ----------------------------  ------------
COMMON STOCKS, CONTINUED:
Electrical Equipment (0.4%):
    2,228   American Power Conversion
              Corp. ....................        52,559
    1,140   Cooper Industries Ltd.
              (Bermuda), Class A........        72,846
    5,117   Emerson Electric Co. .......       320,478
    2,146   Rockwell Automation,
              Inc. .....................       104,532
                                          ------------
                                               550,415
                                          ------------
Electronic Equipment & Instruments (0.3%):
    5,308   Agilent Technologies, Inc.
              (a).......................       122,190
    2,261   Jabil Circuit, Inc. (a).....        69,481
    2,064   Molex, Inc. ................        53,747
    6,457   Sanmina-SCI Corp. (a).......        35,320
   11,942   Solectron Corp. (a).........        45,260
    2,982   Symbol Technologies,
              Inc. .....................        29,432
    1,087   Tektronix, Inc. ............        25,294
                                          ------------
                                               380,724
                                          ------------
Energy Equipment & Services (1.3%):
    4,160   Baker Hughes, Inc. .........       212,826
    1,988   BJ Services Co. ............       104,330
    6,211   Halliburton Co. ............       297,010
    1,827   Nabors Industries Ltd.
              (Bermuda) (a).............       110,753
    2,112   National-Oilwell Varco, Inc.
              (a).......................       100,404
    1,668   Noble Corp. (Cayman
              Islands)..................       102,599
    1,328   Rowan Cos., Inc. ...........        39,455
    7,235   Schlumberger Ltd. (Neth.
              Antilles).................       549,426
    4,004   Transocean, Inc. (Cayman
              Islands) (a) (c)..........       216,096
                                          ------------
                                             1,732,899
                                          ------------
Food & Staples Retailing (2.8%):
    4,522   Albertson's, Inc. (c).......        93,515
    5,866   Costco Wholesale Corp. .....       262,914
    9,946   CVS Corp. ..................       289,130
    8,947   Kroger Co. (The) (a)........       170,261
    5,502   Safeway, Inc. ..............       124,290
    1,670   Supervalu, Inc. ............        54,459
    7,773   Sysco Corp. ................       281,305
   41,079   Wal-Mart Stores, Inc. ......     1,980,008
   12,554   Walgreen Co. ...............       577,358
                                          ------------
                                             3,833,240
                                          ------------
Food Products (1.2%):
    7,658   Archer-Daniels-Midland
              Co. ......................       163,728
    3,987   Campbell Soup Co. ..........       122,680
    6,359   ConAgra Foods, Inc. ........       147,274
    4,540   General Mills, Inc. ........       212,427

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005
Continued

JPMORGAN INVESTMENT TRUST EQUITY INDEX PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
AS OF JUNE 30, 2005
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
---------   ----------------------------  ------------
COMMON STOCKS, CONTINUED:
Food Products, continued:
    2,670   Hershey Foods Corp. ........       165,807
    4,298   HJ Heinz Co. ...............       152,235
    4,292   Kellogg Co. ................       190,736
    1,661   McCormick & Co., Inc. (Non-
              Voting)...................        54,281
    9,666   Sara Lee Corp. (c)..........       191,483
    2,405   Wm. Wrigley Jr. Co. ........       165,560
                                          ------------
                                             1,566,211
                                          ------------
Gas Utilities (0.2%):
    2,123   KeySpan Corp. ..............        86,406
      541   Nicor, Inc. (c).............        22,273
    3,337   NiSource, Inc. .............        82,524
      466   Peoples Energy Corp. (c)....        20,252
                                          ------------
                                               211,455
                                          ------------
Health Care Equipment & Supplies (2.2%):
      658   Bausch & Lomb, Inc. ........        54,614
    7,622   Baxter International,
              Inc. .....................       282,776
    3,100   Becton, Dickinson & Co. ....       162,657
    3,092   Biomet, Inc. ...............       107,107
    9,207   Boston Scientific Corp.
              (a).......................       248,589
    1,291   C.R. Bard, Inc. ............        85,864
    1,475   Fisher Scientific
              International, Inc. (a)...        95,728
    3,991   Guidant Corp. ..............       268,594
    1,941   Hospira, Inc. (a)...........        75,699
   14,851   Medtronic, Inc. ............       769,133
      613   Millipore Corp. (a).........        34,775
    1,592   PerkinElmer, Inc. ..........        30,089
    4,449   St. Jude Medical, Inc.
              (a).......................       194,021
    4,604   Stryker Corp. ..............       218,966
    1,979   Thermo Electron Corp. (a)...        53,176
    1,442   Waters Corp. (a)............        53,599
    3,033   Zimmer Holdings, Inc. (a)...       231,024
                                          ------------
                                             2,966,411
                                          ------------
Health Care Providers & Services (2.7%):
    3,566   Aetna, Inc. ................       295,336
    1,294   AmerisourceBergen Corp. ....        89,480
    5,258   Cardinal Health, Inc. ......       302,756
    5,570   Caremark Rx, Inc. (a).......       247,976
    1,607   Cigna Corp. ................       171,997
    1,820   Express Scripts, Inc. (a)...        90,964
    5,145   HCA, Inc. ..................       291,567
    3,026   Health Management
              Associates, Inc., Class
              A.........................        79,221
    1,987   Humana, Inc. (a)............        78,963
    2,782   IMS Health, Inc. ...........        68,910

 SHARES
   OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
---------   ----------------------------  ------------
COMMON STOCKS, CONTINUED:
Health Care Providers & Services, continued:
    1,653   Laboratory Corp. of America
              Holdings (a)..............        82,485
    1,061   Manor Care, Inc. ...........        42,154
    3,625   McKesson Corp. .............       162,364
    3,403   Medco Health Solutions, Inc.
              (a).......................       181,584
    2,237   Quest Diagnostics, Inc. ....       119,165
    5,753   Tenet Healthcare Corp.
              (a).......................        70,417
   15,548   UnitedHealth Group, Inc. ...       810,673
    7,522   WellPoint, Inc. (a).........       523,832
                                          ------------
                                             3,709,844
                                          ------------
Hotels, Restaurants & Leisure (1.5%):
    6,471   Carnival Corp. (Panama).....       352,993
    1,789   Darden Restaurants, Inc. ...        59,001
    2,231   Harrah's Entertainment,
              Inc. .....................       160,788
    4,687   Hilton Hotels Corp. ........       111,785
    4,220   International Game
              Technology................       118,793
    2,437   Marriott International,
              Inc., Class A.............       166,252
   15,563   McDonald's Corp. ...........       431,873
    4,786   Starbucks Corp. (a).........       247,245
    2,654   Starwood Hotels & Resorts
              Worldwide, Inc. ..........       155,445
    1,412   Wendy's International,
              Inc. .....................        67,282
    3,558   Yum! Brands, Inc. ..........       185,301
                                          ------------
                                             2,056,758
                                          ------------
Household Durables (0.6%):
      983   Black & Decker Corp. (c)....        88,323
    1,571   Centex Corp. (c)............       111,023
    1,786   Fortune Brands, Inc. .......       158,597
    1,023   KB Home.....................        77,983
    2,327   Leggett & Platt, Inc. ......        61,852
      977   Maytag Corp. ...............        15,300
    3,380   Newell Rubbermaid, Inc.
              (c).......................        80,579
    1,457   Pulte Homes, Inc. ..........       122,752
      708   Snap-On, Inc. ..............        24,284
      925   Stanley Works (The).........        42,124
      822   Whirlpool Corp. (c).........        57,630
                                          ------------
                                               840,447
                                          ------------
Household Products (1.8%):
    1,892   Clorox Co. .................       105,422
    6,425   Colgate-Palmolive Co. ......       320,672
    5,874   Kimberly-Clark Corp. .......       367,654
   30,384   Procter & Gamble Co. .......     1,602,756
                                          ------------
                                             2,396,504
                                          ------------

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005
Continued

 8

JPMORGAN INVESTMENT TRUST EQUITY INDEX PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
AS OF JUNE 30, 2005
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
---------   ----------------------------  ------------
COMMON STOCKS, CONTINUED:
Industrial Conglomerates (4.5%):
    9,448   3M Co. .....................       683,090
  130,226   General Electric Co. .......     4,512,331
    1,658   Textron, Inc. ..............       125,759
   24,798   Tyco International Ltd.
              (Bermuda).................       724,102
                                          ------------
                                             6,045,282
                                          ------------
Insurance (4.4%):
    3,529   ACE Ltd. (Cayman Islands)...       158,276
    6,161   Aflac, Inc. ................       266,648
    8,205   Allstate Corp. (The)........       490,249
    1,327   AMBAC Financial Group,
              Inc. .....................        92,572
   31,862   American International
              Group, Inc. ..............     1,851,182
    3,902   Aon Corp. ..................        97,706
    2,399   Chubb Corp. ................       205,378
    2,047   Cincinnati Financial
              Corp. ....................        80,979
    3,643   Hartford Financial Services
              Group, Inc. ..............       272,424
    1,670   Jefferson-Pilot Corp. ......        84,201
    2,133   Lincoln National Corp. .....       100,080
    1,960   Loews Corp. ................       151,900
    6,542   Marsh & McLennan Cos.,
              Inc. .....................       181,213
    1,663   MBIA, Inc. .................        98,633
    9,005   Metlife, Inc. ..............       404,685
    2,441   Progressive Corp. (The).....       241,195
    6,410   Prudential Financial,
              Inc. .....................       420,881
    1,565   Safeco Corp. ...............        85,042
    8,272   St. Paul Travelers Cos.,
              Inc. (The)................       326,992
    1,279   Torchmark Corp. ............        66,764
    3,656   UnumProvident Corp. (c).....        66,978
    1,720   XL Capital Ltd. (Cayman
              Islands), Class A.........       128,002
                                          ------------
                                             5,871,980
                                          ------------
Internet & Catalog Retail (0.4%):
   14,916   eBay, Inc. (a)..............       492,377
                                          ------------
Internet Software & Services (0.4%):
   16,118   Yahoo!, Inc. (a)............       558,489
                                          ------------
IT Services (1.1%):
    1,553   Affiliated Computer
              Services, Inc., Class A
              (a).......................        79,358
    7,162   Automatic Data Processing,
              Inc. .....................       300,589
    2,261   Computer Sciences Corp.
              (a).......................        98,806
    1,745   Convergys Corp. (a).........        24,814
    6,371   Electronic Data Systems
              Corp. ....................       122,642
    9,561   First Data Corp. ...........       383,779
    2,349   Fiserv, Inc. (a)............       100,890
    4,368   Paychex, Inc. ..............       142,135

 SHARES
   OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
---------   ----------------------------  ------------
COMMON STOCKS, CONTINUED:
IT Services, continued:
    1,609   Sabre Holdings Corp., Class
              A.........................        32,100
    3,564   Sungard Data Systems, Inc.
              (a).......................       125,346
    4,157   Unisys Corp. (a)............        26,314
                                          ------------
                                             1,436,773
                                          ------------
Leisure Equipment & Products (0.2%):
    1,192   Brunswick Corp. ............        51,637
    3,525   Eastman Kodak Co. (c).......        94,646
    2,057   Hasbro, Inc. ...............        42,765
    5,055   Mattel, Inc. ...............        92,507
                                          ------------
                                               281,555
                                          ------------
Machinery (1.4%):
    4,196   Caterpillar, Inc. ..........       399,921
      535   Cummins, Inc. (c)...........        39,916
    3,379   Danaher Corp. ..............       176,857
    3,027   Deere & Co. ................       198,238
    2,500   Dover Corp. ................        90,950
    1,851   Eaton Corp. ................       110,875
    3,352   Illinois Tool Works,
              Inc. .....................       267,087
    2,070   Ingersoll-Rand Co., Ltd.
              (Bermuda), Class A........       147,695
    1,133   ITT Industries, Inc. .......       110,615
      809   Navistar International Corp.
              (a) (c)...................        25,888
    2,134   PACCAR, Inc. ...............       145,112
    1,527   Pall Corp. (c)..............        46,360
    1,476   Parker-Hannifin Corp. ......        91,527
                                          ------------
                                             1,851,041
                                          ------------
Media (3.6%):
    6,261   Clear Channel
              Communications, Inc.
              (c).......................       193,653
   27,080   Comcast Corp., Class A
              (a).......................       831,356
      871   Dow Jones & Co., Inc. ......        30,877
    3,050   Gannett Co., Inc. ..........       216,946
    5,192   Interpublic Group of Cos.,
              Inc. (a)..................        63,239
      913   Knight Ridder, Inc. ........        56,003
    4,600   McGraw-Hill Cos., Inc.
              (The).....................       203,550
      552   Meredith Corp. .............        27,081
    1,786   New York Times Co., Class A
              (c).......................        55,634
   35,415   News Corp., Class A.........       573,015
    2,252   Omnicom Group, Inc. ........       179,845
   57,534   Time Warner, Inc. (a).......       961,393
    3,659   Tribune Co. (c).............       128,724
    3,568   Univision Communications,
              Inc., Class A (a).........        98,298

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005
Continued

JPMORGAN INVESTMENT TRUST EQUITY INDEX PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
AS OF JUNE 30, 2005
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
---------   ----------------------------  ------------
COMMON STOCKS, CONTINUED:
Media, continued:
   19,796   Viacom, Inc., Class B.......       633,868
   25,065   Walt Disney Co. ............       631,137
                                          ------------
                                             4,884,619
                                          ------------
Metals & Mining (0.6%):
   10,708   Alcoa, Inc. ................       279,800
    1,102   Allegheny Technologies,
              Inc. .....................        24,310
    2,205   Freeport-McMoRan Copper &
              Gold, Inc., Class B (c)...        82,555
    5,475   Newmont Mining Corp. .......       213,689
    1,967   Nucor Corp. ................        89,735
    1,190   Phelps Dodge Corp. (c)......       110,075
    1,402   United States Steel
              Corp. ....................        48,187
                                          ------------
                                               848,351
                                          ------------
Multi-Utilities (1.0%):
    8,020   AES Corp. (The) (a).........       131,368
    6,608   Calpine Corp. (a) (c).......        22,467
    2,685   CMS Energy Corp. (a) (c)....        40,436
    2,180   Constellation Energy Group,
              Inc. .....................       125,764
    4,181   Dominion Resources, Inc. ...       306,844
   11,379   Duke Energy Corp. (c).......       338,298
    4,076   Dynegy, Inc., Class A (a)
              (c).......................        19,809
    2,931   Public Service Enterprise
              Group, Inc. ..............       178,263
    2,937   Sempra Energy...............       121,327
                                          ------------
                                             1,284,576
                                          ------------
Multiline Retail (1.3%):
    1,395   Big Lots, Inc. (a) (c)......        18,470
      879   Dillards, Inc., Class A
              (c).......................        20,586
    3,704   Dollar General Corp. .......        75,413
    2,048   Family Dollar Stores,
              Inc. .....................        53,453
    2,092   Federated Department Stores,
              Inc. .....................       153,302
    3,233   J.C. Penney Co., Holding
              Co. ......................       169,991
    4,006   Kohl's Corp. (a)............       223,975
    3,678   May Department Stores Co.
              (The) (c).................       147,708
    1,509   Nordstrom, Inc. ............       102,567
    1,256   Sears Holdings Corp. (a)....       188,237
   10,846   Target Corp. ...............       590,131
                                          ------------
                                             1,743,833
                                          ------------
Investment Company (0.3%):
    3,620   S&P 500 Depositary Receipts
              (c).......................       431,214
                                          ------------
Office Electronics (0.1%):
   11,765   Xerox Corp. (a).............       162,239
                                          ------------

 SHARES
   OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
---------   ----------------------------  ------------
COMMON STOCKS, CONTINUED:
Oil, Gas & Consumable Fuels (7.5%):
    1,055   Amerada Hess Corp. (c)......       112,368
    2,894   Anadarko Petroleum Corp. ...       237,742
    4,030   Apache Corp. ...............       260,338
      823   Ashland, Inc. (a)...........        59,149
    4,733   Burlington Resources,
              Inc. .....................       261,451
   25,763   Chevron Corp. ..............     1,440,667
   17,096   ConocoPhillips..............       982,849
    5,818   Devon Energy Corp. .........       294,856
    7,915   El Paso Corp. (c)...........        91,181
    2,938   EOG Resources, Inc. ........       166,878
   78,163   Exxon Mobil Corp. ..........     4,492,028
    1,431   Kerr-McGee Corp. ...........       109,200
    1,332   Kinder Morgan, Inc. ........       110,822
    4,272   Marathon Oil Corp. .........       227,997
    4,890   Occidental Petroleum
              Corp. ....................       376,188
      846   Sunoco, Inc. ...............        96,173
    3,337   Unocal Corp. ...............       217,072
    3,152   Valero Energy Corp. (c).....       249,355
    7,011   Williams Cos., Inc. ........       133,209
    4,433   XTO Energy, Inc. ...........       150,678
                                          ------------
                                            10,070,201
                                          ------------
Paper & Forest Products (0.4%):
    3,193   Georgia-Pacific Corp. ......       101,537
    6,023   International Paper Co. ....       181,955
    1,360   Louisiana-Pacific Corp.
              (c).......................        33,429
    2,287   MeadWestvaco Corp. .........        64,127
    3,006   Weyerhaeuser Co. ...........       191,332
                                          ------------
                                               572,380
                                          ------------
Personal Products (0.7%):
    1,050   Alberto-Culver Co. .........        45,497
    5,795   Avon Products, Inc. ........       219,341
   12,249   Gillette Co. (The)..........       620,167
                                          ------------
                                               885,005
                                          ------------
Pharmaceuticals (7.1%):
   19,040   Abbott Laboratories.........       933,150
    1,602   Allergan, Inc. .............       136,554
   23,996   Bristol-Myers Squibb Co.
              (c).......................       599,420
   13,913   Eli Lilly & Co. ............       775,093
    4,181   Forest Laboratories, Inc.
              (a).......................       162,432
   36,511   Johnson & Johnson...........     2,373,215
    2,966   King Pharmaceuticals, Inc.
              (a).......................        30,906
   27,051   Merck & Co., Inc. ..........       833,171
    3,307   Mylan Laboratories, Inc. ...        63,627
   91,297   Pfizer, Inc. ...............     2,517,971
   18,112   Schering-Plough Corp. ......       345,215

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005
Continued

 10

JPMORGAN INVESTMENT TRUST EQUITY INDEX PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
AS OF JUNE 30, 2005
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
---------   ----------------------------  ------------
COMMON STOCKS, CONTINUED:
Pharmaceuticals, continued:
    1,352   Watson Pharmaceuticals, Inc.
              (a).......................        39,965
   16,434   Wyeth.......................       731,313
                                          ------------
                                             9,542,032
                                          ------------
Real Estate (0.6%):
    1,170   Apartment Investment &
              Management Co. (REIT).....        47,876
    2,442   Archstone-Smith Trust
              (REIT)....................        94,310
    5,004   Equity Office Properties
              Trust (REIT)..............       165,632
    3,519   Equity Residential (REIT)...       129,570
    2,259   Plum Creek Timber Co., Inc.
              (REIT)....................        82,002
    2,291   Prologis (REIT).............        92,190
    2,697   Simon Property Group, Inc.
              (REIT) (c)................       195,505
                                          ------------
                                               807,085
                                          ------------
Road & Rail (0.5%):
    4,623   Burlington Northern Santa Fe
              Corp. ....................       217,651
    2,660   CSX Corp. ..................       113,476
    4,964   Norfolk Southern Corp. .....       153,685
    3,230   Union Pacific Corp. ........       209,304
                                          ------------
                                               694,116
                                          ------------
Semiconductors & Semiconductor Equipment (3.2%):
    4,849   Advanced Micro Devices, Inc.
              (a).......................        84,082
    4,563   Altera Corp. (a)............        90,439
    4,543   Analog Devices, Inc. .......       169,499
   20,185   Applied Materials, Inc. ....       326,593
    3,767   Applied Micro Circuits Corp.
              (a).......................         9,644
    3,594   Broadcom Corp., Class A
              (a).......................       127,623
    4,934   Freescale Semiconductor,
              Inc., Class B (a) (c).....       104,502
   75,796   Intel Corp. ................     1,975,244
    2,418   KLA-Tencor Corp. ...........       105,667
    3,757   Linear Technology Corp. ....       137,844
    4,763   LSI Logic Corp. (a).........        40,438
    4,027   Maxim Integrated Products,
              Inc. .....................       153,872
    7,548   Micron Technology, Inc.
              (a).......................        77,065
    4,286   National Semiconductor
              Corp. ....................        94,421
    1,696   Novellus Systems, Inc. (a)
              (c).......................        41,908
    2,074   NVIDIA Corp. (a) (c)........        55,417
    2,214   PMC-Sierra, Inc. (a) (c)....        20,657
    2,404   Teradyne, Inc. (a)..........        28,776

 SHARES
   OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
---------   ----------------------------  ------------
COMMON STOCKS, CONTINUED:
Semiconductors & Semiconductor Equipment, continued:
   20,409   Texas Instruments, Inc. ....       572,881
    4,307   Xilinx, Inc. (c)............       109,829
                                          ------------
                                             4,326,401
                                          ------------
Software (3.8%):
    6,005   Adobe Systems, Inc. ........       171,863
    2,807   Autodesk, Inc. .............        96,477
    2,720   BMC Software, Inc. (a)......        48,824
    2,079   Citrix Systems, Inc. (a)....        45,031
    6,534   Computer Associates
              International, Inc. ......       179,554
    4,770   Compuware Corp. (a).........        34,296
    3,764   Electronic Arts, Inc. (a)...       213,080
    2,277   Intuit, Inc. (a)............       102,715
    1,064   Mercury Interactive Corp.
              (a) (c)...................        40,815
  123,378   Microsoft Corp. ............     3,064,710
    4,676   Novell, Inc. (a) (c)........        28,991
   54,291   Oracle Corp. (a)............       716,641
    3,336   Parametric Technology Corp.
              (a).......................        21,284
    6,346   Siebel Systems, Inc. .......        56,479
    8,734   Symantec Corp. (a)..........       189,877
    5,248   VERITAS Software Corp.
              (a).......................       128,051
                                          ------------
                                             5,138,688
                                          ------------
Specialty Retail (2.3%):
    2,743   Autonation, Inc. (a)........        56,286
      806   AutoZone, Inc. (a)..........        74,523
    3,628   Bed Bath & Beyond, Inc.
              (a).......................       151,578
    3,666   Best Buy Co., Inc. .........       251,304
    2,348   Circuit City Stores, Inc.
              (c).......................        40,597
    9,304   Gap, Inc. (The).............       183,754
   26,355   Home Depot, Inc. ...........     1,025,210
    4,668   Limited Brands, Inc. .......        99,989
    9,484   Lowe's Cos., Inc. ..........       552,158
    3,878   Office Depot, Inc. (a)......        88,574
      868   OfficeMax, Inc. ............        25,840
    1,911   RadioShack Corp. ...........        44,278
    1,537   Sherwin-Williams Co.
              (The).....................        72,377
    9,045   Staples, Inc. ..............       192,839
    1,765   Tiffany & Co. ..............        57,821
    5,777   TJX Cos., Inc. .............       140,670
    2,720   Toys R US, Inc. (a).........        72,026
                                          ------------
                                             3,129,824
                                          ------------
Textiles, Apparel & Luxury Goods (0.4%):
    4,631   Coach, Inc. (a).............       155,463
    1,483   Jones Apparel Group,
              Inc. .....................        46,032
    1,333   Liz Claiborne, Inc. ........        53,000
    2,805   Nike, Inc., Class B.........       242,913

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005
Continued

JPMORGAN INVESTMENT TRUST EQUITY INDEX PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
AS OF JUNE 30, 2005
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
---------   ----------------------------  ------------
COMMON STOCKS, CONTINUED:
Textiles, Apparel & Luxury Goods, continued:
      689   Reebok International Ltd.
              (c).......................        28,821
    1,228   V.F. Corp. .................        70,266
                                          ------------
                                               596,495
                                          ------------
Thrifts & Mortgage Finance (1.8%):
    7,216   Countrywide Financial
              Corp. ....................       278,610
   11,885   Fannie Mae..................       694,084
    8,479   Freddie Mac.................       553,085
    3,471   Golden West Financial
              Corp. ....................       223,463
    1,159   MGIC Investment Corp. ......        75,590
    4,478   Sovereign Bancorp, Inc. ....       100,039
   10,771   Washington Mutual, Inc. ....       438,272
                                          ------------
                                             2,363,143
                                          ------------
Tobacco (1.4%):
   25,429   Altria Group, Inc. .........     1,644,239
    1,430   Reynolds American, Inc.
              (c).......................       112,684
    2,030   UST, Inc. ..................        92,690
                                          ------------
                                             1,849,613
                                          ------------
Trading Companies & Distributors (0.0%): (g)
    1,025   Grainger (W.W.), Inc. ......        56,160
                                          ------------
Wireless Telecommunication Services (0.3%):
   13,819   Nextel Communications, Inc.
              (a).......................       446,492
                                          ------------
  Total Common Stocks
  (Cost $138,218,431)                      134,146,376
                                          ------------
SHORT-TERM INVESTMENTS (0.7%):
Investment Company (0.6%):
  822,503   JP Morgan Liquid Assets
              Money Market Fund (b).....       822,503
                                          ------------
U.S. Treasuries (0.1%):
   75,000   U.S. Treasury Bills 3.03%,
              09/08/05 (k) (n)..........        74,568
                                          ------------
  Total Short-Term Investments
  (Cost $897,085)                              897,071
                                          ------------
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED
  (5.4%):
Certificates of Deposit (0.0%): (g)
   56,306   Fifth Third Bancorp 3.30%,
              07/01/05..................        56,306
                                          ------------
Investment Companies (4.8%):
3,774,366   BGI Prime Money Market
              Fund......................     3,774,366
2,718,063   Morgan Stanley Institutional
              Liquidity Funds...........     2,718,063
                                          ------------
                                             6,492,429
                                          ------------

 SHARES
   OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
---------   ----------------------------  ------------
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED,
  CONTINUED:
Medium Term Note (0.6%):
   75,103   American Honda Finance
              Corp., FRN,
              3.39%, 07/01/05...........        75,103
   37,541   CC USA Inc., FRN,
              3.61%, 07/01/05...........        37,541
   37,551   Citigroup Global Markets
              Holdings Inc., FRN,
              3.50%, 09/12/05...........        37,551
   93,898   Credit Suisse First Boston
              USA, Inc., FRN,
              3.51%, 07/01/05...........        93,898
   75,103   General Electric Capital
              Corp., FRN,
              3.21%, 07/25/05...........        75,103
   37,551   Lehman Brothers Holdings,
              Inc., FRN,
              3.40%, 07/01/05...........        37,551
   93,850   Liberty Lighthouse CO. LLC,
              FRN,
              3.40%, 07/01/05...........        93,850
   56,327   MBIA Global Funding LLC,
              FRN,
              3.41%, 07/26/05...........        56,327
   56,327   Merrill Lynch & Co., Inc.,
              FRN,
              3.45%, 07/01/05...........        56,327
   93,878   Sigma Finance Corp., FRN,
              3.59%, 07/01/05...........        93,878
   56,312   Sigma Finance Corp., FRN,
              3.60%, 07/01/05...........        56,312
   37,551   Wells Fargo & Co., FRN,
              3.36%, 07/01/05...........        37,551
   37,551   Wells Fargo & Co., FRN,
              3.45%, 07/01/05...........        37,551
                                          ------------
                                               788,543
                                          ------------
  Total Investments of Cash Collateral
  for Securities Loaned (Cost
  $7,337,278)                                7,337,278
                                          ------------
TOTAL INVESTMENTS (105.6%):
  (Cost $146,452,794)                      142,380,725
LIABILITIES IN EXCESS OF OTHER ASSETS
  (5.6%):                                   (7,557,809)
                                          ------------
NET ASSETS (100.0%):                      $134,822,916
                                          ============

------------
Percentages indicated are based on net assets.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005
Continued

 12

JPMORGAN INVESTMENT TRUST EQUITY INDEX PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
AS OF JUNE 30, 2005
(UNAUDITED)

FUTURES CONTRACTS

NUMBER OF                                  NOTIONAL VALUE    UNREALIZED
CONTRACTS   DESCRIPTION   EXPIRATION DATE    AT 6/30/05    (DEPRECIATION)
-------------------------------------------------------------------------
    9      S&P 500 Index  September, 2005     $537,975        $(10,818)
                                                              ========

Abbreviations:

FRN Floating Rate Note. The rate shown is the rate in effect as of June 30, 2005.

REIT  Real Estate Investment Trust.

(a)  Non-income producing security.

(b) Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.

(c) Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(d)  Investment in affiliate.

(g)  Amount rounds to less than 0.1%.

(k) Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.

(n)  The rate shown is the effective yield at the date of purchase.

See notes to financial statements.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

JPMORGAN INVESTMENT TRUST EQUITY INDEX PORTFOLIO
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
AS OF JUNE 30, 2005
(UNAUDITED)

ASSETS:
Investments in non-affiliates, at value.....................  $140,031,515
Investments in affiliates, at value.........................     2,349,210
                                                              ------------
Total Investment securities at value........................   142,380,725
Cash........................................................           850
Receivables:
  Fund shares sold..........................................        98,610
  Interest and dividends....................................       163,553
Prepaid expenses and other assets...........................         6,399
                                                              ------------
Total Assets................................................   142,650,137
                                                              ------------
LIABILITIES:
Payables:
  Investment securities purchased...........................       334,133
  Collateral for securities lending program.................     7,337,278
  Fund shares redeemed......................................       100,545
  Variation margin on futures...............................         3,375
Accrued liabilities:
  Investment advisory fees..................................        33,532
  Administration fees.......................................        15,642
  Custodian fees............................................           555
  Trustees' fees - deferred.................................           673
  Other.....................................................         1,488
                                                              ------------
Total Liabilities...........................................     7,827,221
                                                              ------------
NET ASSETS:.................................................  $134,822,916
                                                              ============
Paid in Capital.............................................   143,556,377
Accumulated undistributed (distributions in excess of) net
  investment income.........................................       899,426
Accumulated undistributed net realized gains (losses) from
  investments and futures...................................    (5,550,000)
Net unrealized appreciation (depreciation) from investments
  and futures...............................................    (4,082,887)
                                                              ------------
Net Assets..................................................  $134,822,916
                                                              ============
SHARES OF BENEFICIAL INTEREST OUTSTANDING...................    13,027,337
                                                              ============
Net asset value, offering and redemption price per share....  $      10.35
                                                              ============
Cost of Investments.........................................  $146,452,794
Investment securities on loan, at value.....................     7,174,010

See notes to financial statements.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

 14

JPMORGAN INVESTMENT TRUST EQUITY INDEX PORTFOLIO
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2005
(UNAUDITED)

INVESTMENT INCOME:
Dividend income.............................................  $ 1,178,233
Dividend income from affiliates*............................       36,273
Interest income.............................................          927
Income from securities lending (net)........................        6,395
                                                              -----------
Total Investment Income.....................................    1,221,828
                                                              -----------
EXPENSES:
Investment advisory fees....................................      199,181
Administration fees.........................................       92,951
Custodian fees..............................................        4,160
Professional fees...........................................        9,552
Trustees' fees..............................................          313
Transfer agent fees.........................................        3,957
Other.......................................................        9,377
                                                              -----------
Total Expenses..............................................      319,491
                                                              -----------
Net Investment Income (Loss)................................      902,337
                                                              -----------
REALIZED/UNREALIZED GAIN (LOSS) FROM INVESTMENTS, AND
  FUTURES:
Net realized gain (loss) on transactions from:
  Investments...............................................       51,228
  Investment in affiliate...................................        1,630
  Futures...................................................       10,163
Change in net unrealized appreciation/depreciation of:
  Investments...............................................   (2,348,672)
  Futures...................................................      (27,047)
                                                              -----------
Net realized/unrealized gains (losses) on investments and
  futures...................................................   (2,312,698)
                                                              -----------
Change in net assets resulting from operations..............  $(1,410,361)
                                                              ===========
* Includes reimbursement of investment advisory and
  administration fees:......................................  $     1,141
                                                              -----------

See notes to financial statements.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

JPMORGAN INVESTMENT TRUST EQUITY INDEX PORTFOLIO
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                 SIX MONTHS
                                                                   ENDED
                                                                  JUNE 30,         YEAR ENDED
                                                                    2005          DECEMBER 31,
                                                                (UNAUDITED)           2004
                                                              ----------------    ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)..............................    $    902,337      $  1,957,840
  Net realized gain (loss) on investments and futures.......          63,021           602,755
  Change in net unrealized appreciation/depreciation of
    investments and futures.................................      (2,375,719)       10,252,153
                                                                ------------      ------------
Increase (decrease) in net assets from operations...........      (1,410,361)       12,812,748
                                                                ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income................................      (1,958,403)       (1,375,652)
                                                                ------------      ------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares issued...............................      11,296,133        19,022,757
  Dividends reinvested......................................       1,958,403         1,375,652
  Cost of shares redeemed...................................     (12,260,074)      (21,371,571)
                                                                ------------      ------------
Increase (decrease) from capital transactions...............         994,462          (973,162)
                                                                ------------      ------------
NET ASSETS:
  Total increase (decrease) in net assets...................      (2,374,302)       10,463,934
  Beginning of period.......................................     137,197,218       126,733,284
                                                                ------------      ------------
  End of period.............................................    $134,822,916      $137,197,218
                                                                ============      ============
Accumulated undistributed (distributions in excess of) net
  investment income.........................................    $    899,426      $  1,955,492
                                                                ============      ============
SHARE TRANSACTIONS:
  Issued....................................................       1,091,745         1,912,975
  Reinvested................................................         191,625           140,804
  Redeemed..................................................      (1,185,999)       (2,161,769)
                                                                ------------      ------------
Change in Shares............................................          97,371          (107,990)
                                                                ============      ============

See notes to financial statements.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

 16

JPMORGAN INVESTMENT TRUST EQUITY INDEX PORTFOLIO
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                                   PER SHARE OPERATING PERFORMANCE
                                     --------------------------------------------------------------------------------------------
                                                    INVESTMENT OPERATIONS                               DISTRIBUTIONS
                                     ----------------------------------------------------   -------------------------------------
                                                               NET REALIZED
                                     NET ASSET      NET       AND UNREALIZED
                                      VALUE,     INVESTMENT       GAINS        TOTAL FROM      NET         NET
                                     BEGINNING     INCOME      (LOSSES) ON     INVESTMENT   INVESTMENT   REALIZED       TOTAL
                                     OF PERIOD     (LOSS)      INVESTMENTS     OPERATIONS     INCOME      GAINS     DISTRIBUTIONS
                                     ---------   ----------   --------------   ----------   ----------   --------   -------------
Six Months Ended June 30, 2005
 (Unaudited).......................   $10.61       $0.07          $(0.18)        $(0.11)      $(0.15)     $   --       $(0.15)
Year Ended December 31, 2004.......     9.72        0.15            0.85           1.00        (0.11)         --        (0.11)
Year Ended December 31, 2003.......     7.69        0.11            2.01           2.12        (0.09)         --        (0.09)
Year Ended December 31, 2002.......     9.92        0.09           (2.32)         (2.23)          --          --           --
Year Ended December 31, 2001.......    11.42        0.09           (1.50)         (1.41)       (0.09)         --        (0.09)
Year Ended December 31, 2000.......    12.94        0.13           (1.32)         (1.19)       (0.13)      (0.20)       (0.33)

------------

(a) Annualized for periods less than one year.

(b) Not annualized for periods less than one year.

See notes to financial statements.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

--------------------------------------------------------------------------------

                                                                                      RATIOS/SUPPLEMENTAL DATA:
                                                                   ----------------------------------------------------------------
                                                                                   RATIOS TO AVERAGE NET ASSETS (a):
                                                                                ---------------------------------------
                                                                                                           EXPENSES
                                                                                                            WITHOUT
                                         NET ASSET                 NET ASSETS                 NET           WAIVERS
                                           VALUE,       TOTAL        END OF                INVESTMENT   REIMBURSEMENTS    PORTFOLIO
                                           END OF       RETURN       PERIOD       NET        INCOME      AND EARNINGS     TURNOVER
                                           PERIOD        (b)        (000'S)     EXPENSES     (LOSS)         CREDITS       RATE (b)
                                         ----------   ----------   ----------   --------   ----------   ---------------   ---------
  Six Months Ended June 30, 2005
  (Unaudited)...........................   $10.35        (1.00)%    $134,823      0.48%       1.36%          0.48%            2%
  Year Ended December 31, 2004..........    10.61        10.34       137,197      0.50        1.53           0.51            14
  Year Ended December 31, 2003..........     9.72        27.98       126,733      0.50        1.32           0.51             1
  Year Ended December 31, 2002..........     7.69       (22.48)       89,012      0.50        1.15           0.51             5
  Year Ended December 31, 2001..........     9.92       (12.34)      104,301      0.50        0.90           0.51             1
  Year Ended December 31, 2000..........    11.42        (9.48)       96,305      0.55        1.06           0.55             4

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

 18

JPMORGAN INVESTMENT TRUST EQUITY INDEX PORTFOLIO
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION

   JPMorgan Investment Trust (formerly One Group Investment Trust) (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The Equity Index Portfolio is a separate Portfolio of the Trust (the "Portfolio").

   Effective May 1, 2005, the Board of Trustees approved the name change from One Group Investment Trust Equity Index Portfolio to JPMorgan Investment Trust Equity Index Portfolio.

   Portfolio shares are offered only to separate accounts of participating insurance companies and eligible plans. Individuals may not purchase shares directly from the Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     A. VALUATION OF INVESTMENTS

     Listed securities are valued at the last sale price on the exchange on which they are primarily traded. The value of National Market Systems equity securities quoted by the NASDAQ Stock Market shall generally be the NASDAQ Official Closing Price. Unlisted securities are valued at the last sale price provided by an independent pricing agent or principal market maker. Listed securities for which the latest sales prices are not available are valued at the mean of the latest bid and ask price as of the closing of the primary exchange where such securities are normally traded. Fixed income securities with a maturity of 61 days or more held by the funds will be valued each day based on readily available market quotations received from third party broker-dealers of comparable securities or independent or affiliated pricing services approved by the Board of Trustees. Such pricing services and broker-dealers will generally provide bid-side quotations. Short-term investments maturing in less than 61 days are valued at amortized cost, which approximates market value. Futures are valued on the basis of available market quotations. Investments in other open-end investment companies are valued at such investment company's current day closing net asset value per share.

     Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Trustees. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. In accordance with procedures adopted by the Trustees, the Funds apply fair value pricing on a daily basis for all non-U.S. and non-Canadian equity securities held in their portfolios by utilizing the quotations of an independent pricing service, unless a Fund's adviser determines that use of another valuation methodology is appropriate. The pricing services uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value as of the time a Fund calculates its net asset value.

     B. REPURCHASE AGREEMENTS

     The Portfolio may enter into repurchase agreement transactions with institutions that meet the advisor's credit guidelines. Each repurchase agreement is valued at amortized cost. The Portfolio requires that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Portfolio to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Portfolio may be delayed or limited.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005
Continued

JPMORGAN INVESTMENT TRUST EQUITY INDEX PORTFOLIO
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

     C. FUTURES CONTRACTS

     The Portfolio may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified financial index over a predetermined time period. Upon entering into a futures contract, the Portfolio is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. This is known as the initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Portfolio each day, depending on the daily fluctuations in fair value of the position. Variation margin is recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the Portfolio realizes a gain or loss equal to the variation margin.

     Use of long futures contracts subjects the Portfolio to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Portfolio to unlimited risk of loss. The Portfolio may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Portfolio's credit risk is limited to failure of the exchange or board of trade.

     As of June 30, 2005, the Portfolio had outstanding futures contracts as listed on its Schedule of Portfolio Investments.

     D. SECURITIES LENDING

     To generate additional income, the Portfolio may lend up to 33 1/3% of its assets pursuant to agreements ("borrower agreements") requiring that the loan be continuously secured by cash or securities issued by the U.S. government or its agencies or instrumentalities (collectively, U.S. government securities"). JPMorgan Chase Bank, N.A. ("JPMCB"), an affiliate of the Portfolio, serves as lending agent to the Portfolio pursuant to a Securities Lending Agreement approved by the Board of Trustees (the "Securities Lending Agreement"). The Securities Lending Agreement was effective with respect to the Equity Index Portfolio on October 18, 2004 and an amended and restated agreement was approved by the Board at a meeting held on August 11, 2005.

     Under the Securities Lending Agreement, JPMCB acting as agent for the Portfolio loans securities to approved borrowers pursuant to approved borrower agreements in exchange for collateral equal to at least 100% of the market value of the loaned securities plus accrued interest. During the term of the loan, the Portfolio receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral in accordance with investment guidelines contained in the Securities Lending Agreement. For loans secured by cash, the Portfolio retains the interest on cash collateral investments but is required to pay the borrower a rebate for use of the cash collateral. For loans secured by US government securities, the borrower pays a borrower fee to the lending agent on behalf of the Portfolio. The net income earned on the securities lending (after payment of rebates and fees) is included in the Statement of Operations as Income from securities lending (net). Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

     Under the Securities Lending Agreement, JPMCB is entitled to a fee equal to
     (i) 6 basis points (.06 of 1%), calculated on an annualized basis and accrued daily, based upon the value of Collateral received from Borrowers for each Loan of U.S. Securities outstanding during a given month under this Lending Agreement; and (ii) 11.42 basis points (.1142 of 1%), calculated on an annualized basis and accrued daily, based upon the value of Collateral received from Borrowers for each Loan of non-U.S. Securities outstanding during a given month under this Lending Agreement. For the period from the effective date of the Agreement through June 30, 2005, JPMCB voluntarily reduced its fees to: (i) 5 basis points (.05 of 1%) for each Loan of U.S. Securities and (ii) 10 basis points (.1 of 1%) for each Loan of non-U.S. Securities, respectively.

     As of June 30, 2005, the Portfolio had securities with the following market values on loan, received the following collateral for the period then ended and paid the following amounts to related party affiliates:

     LENDING      MARKET      MARKET VALUE
      AGENT      VALUE OF      OF LOANED
    FEES PAID   COLLATERAL*    SECURITIES
    ---------   -----------   ------------
     $3,469     $7,337,278     $7,174,010

     * Includes securities and cash collateral.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005
Continued

 20

JPMORGAN INVESTMENT TRUST EQUITY INDEX PORTFOLIO
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

     Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMCB will indemnify the Portfolio for any losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Portfolio or the borrower at any time, and are, therefore, not considered to be illiquid investments.

     E. SECURITY TRANSACTIONS AND INVESTMENT INCOME

     Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the interest method adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date or when the Portfolio first learns of the dividend.

     F. ALLOCATION OF EXPENSES

     Expenses directly attributable to the Portfolio are charged directly to the Portfolio while the expenses attributable to more than one Portfolio of the Trust are allocated among the respective Portfolios.

     G. FEDERAL INCOME TAXES

     The Portfolio is treated as a separate taxable entity for Federal income tax purposes. The Portfolio's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary. The Portfolio is also a segregated portfolio of assets for insurance purposes and intends to comply with the diversification requirements at Subchapter L of the Internal Revenue Code.

     H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income generally are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Distributions from net investment income and from net capital gains are determined in accordance with U.S. income tax regulations, which may differ from U.S. generally accepted accounting principles. The Portfolio may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     A. INVESTMENT ADVISORY FEE

     Pursuant to the Investment Advisory Agreement, JPMorgan Investment Advisors Inc. (the "Advisor") (formerly known as Banc One Investment Advisors Corporation) acts as the investment advisor to the Portfolio. The Advisor is an indirect wholly-owned subsidiary of JPMCB, which is a subsidiary of JPMorgan Chase & Co. ("JPMorgan"). The Advisor supervises the investments of the Portfolio and for such services is paid a fee. The fee is accrued daily and paid monthly based on the Portfolio's average daily net assets. The annual fee rate for the Equity Index Portfolio is 0.30%.

     The Portfolio may invest in one or more money market funds advised by the Advisor or its affiliates. Investment advisory and administrative fees are waived and/or reimbursed to the Portfolio in an amount sufficient to offset any doubling up of these fees related to the Portfolio's investment in an affiliated money market fund.

     B. ADMINISTRATION FEE

     Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the "Administrator") (formerly One Group Administrative Services, Inc.), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. ("JPMorgan"), provides

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005
Continued

JPMORGAN INVESTMENT TRUST EQUITY INDEX PORTFOLIO
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

     certain administration services to the Portfolio. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.14% of the average daily net assets of the Portfolio.

     Effective October 18, 2004, JPMCB began providing portfolio fund accounting services and receives a portion of the fees payable to the Administrator. Prior to this date, BISYS Fund Services, L.P. ("BISYS") served as the Portfolio's fund accounting agent and received a portion of the fees paid to the Administrator.

     Effective July 1, 2005, J.P. Morgan Investor Services, Co. ("JPMIS") began serving as the Portfolio's sub-administrator. For its services as sub-administrator, JPMIS receives a portion of the fees payable to the Administrator. Prior to July 1, 2005, BISYS Fund Services, L.P. ("BISYS") served as the Portfolio's sub-administrator. For its services as sub-administrator, BISYS received a portion of the fees paid to the Administrator.

     C. DISTRIBUTION FEES

     Effective May 1, 2005, pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the "Distributor"), a wholly-owned subsidiary of JPMorgan, began serving as the Trust's exclusive underwriter and promotes and arranges for the sale of the Portfolio's shares. The Distributor receives no compensation in its capacity as the Portfolio's underwriter.

     D. CUSTODIAN FEES

     On August 12, 2004, the Board of Trustees approved an agreement with JPMCB to act as the Portfolio's custodian. The transition to JPMCB from the previous service provider was completed on October 18, 2004.

     The amounts paid directly to JPMCB by the Portfolio for custody services are included in custodian fees in the Statement of Operations. The custodian fees may be reduced by credits earned by the Portfolio, based on uninvested cash balances held by the custodian.

     E. WAIVERS AND REIMBURSEMENTS

     The Advisor and Administrator have contractually agreed to waive fees or reimburse the Portfolio to the extent that total operating expenses (excluding dividend expenses on short sales, interest, taxes, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.55% of the Portfolio's average daily net assets.

     The contractual expense limitation agreements were in effect for the period ended June 30, 2005. Effective September 1, 2005, the contractual expense limitation for the Portfolio will be 0.41%. The new expense limitation will be in place until at least April 30, 2007.

     F. OTHER

     Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Distributor. Such officers receive no compensation from the Portfolio for serving in their respective roles.

     The Trust adopted a Trustee Deferred Compensation Plan (the "Plan") which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various JPMorgan Funds until distribution in accordance with the Plan.

     During the period, the Portfolio may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

     The Portfolio may use related party brokers/dealers. For the period ended June 30, 2005, the Portfolio did not incur any brokerage commissions with brokers/dealers affiliated with the Advisor.

     The SEC has granted an exemptive order permitting the Portfolio to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005
Continued

 22

JPMORGAN INVESTMENT TRUST EQUITY INDEX PORTFOLIO
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

4. INVESTMENT TRANSACTIONS

   During the period ended June 30, 2005, purchases and sales of investments (excluding short-term investments) were as follows:

   PURCHASES            SALES
   (EXCLUDING         (EXCLUDING       PURCHASES OF        SALES OF
U.S. GOVERNMENT)   U.S. GOVERNMENT)   U.S. GOVERNMENT   U.S. GOVERNMENT
----------------   ----------------   ---------------   ---------------
   $4,042,572         $2,944,410          --                --

5. FEDERAL INCOME TAX MATTERS

   For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at June 30, 2005, were as follows:

                  GROSS          GROSS       NET UNREALIZED
 AGGREGATE      UNREALIZED     UNREALIZED     APPRECIATION
    COST       APPRECIATION   DEPRECIATION   (DEPRECIATION)
------------   ------------   ------------   --------------
$146,452,794   $23,986,204    $(28,058,273)   $(4,072,069)

6. BORROWINGS

   Effective February 18, 2005, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the JPMorgan Funds including the Portfolio. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Portfolio's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing.

   As of June 30, 2005, the Portfolio had no outstanding borrowings from the unsecured uncommitted credit facility.

7. CONCENTRATIONS AND INDEMNIFICATIONS

   In the normal course of business the Portfolio enters into contracts that contain a variety of representations which provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005
Continued

JPMORGAN INVESTMENT TRUST EQUITY INDEX PORTFOLIO
--------------------------------------------------------------------------------

TRUSTEES

                                                              NUMBER OF FUNDS
                                                                     IN
NAME (YEAR OF BIRTH);                                           FUND COMPLEX
POSITIONS WITH                  PRINCIPAL OCCUPATIONS             OVERSEEN           OTHER DIRECTORSHIPS HELD
THE TRUST (SINCE)                DURING PAST 5 YEARS           BY TRUSTEE(1)           OUTSIDE FUND COMPLEX
------------------------   -------------------------------   ------------------   -------------------------------
INDEPENDENT TRUSTEES
William J. Armstrong       Retired; Vice President &                114           None.
(1941); Trustee            Treasurer of Ingersoll-Rand
since 2005.                Company (manufacturer of
                           industrial equipment)
                           (1972-2000).


Roland R. Eppley, Jr.      Retired; President & Chief               114           Director, Janel Hydro, Inc.
(1932); Trustee            Executive Officer, Eastern                             (automotive) (1993-present).
since 2005.                Sales Bankcard (1971-1988).


John F. Finn               President and Chief Executive            113*          Director, Cardinal Health, Inc
(1947); Trustee            Officer of Gardner, Inc.                               (CAH) (1994-present).
since 1998.                (wholesale distributor to
                           outdoor power equipment
                           industry) (1979-present).


Dr. Matthew Goldstein      Chancellor of the City                   114           Trustee of Bronx-Lebanon
(1941); Trustee            University of New York                                 Hospital Center (1992-present);
since 2005.                (1999-present); President,                             Director of New Plan Excel
                           Adelphi University (New York)                          Realty Trust, Inc. (real estate
                           (1998-1999).                                           investment trust) (2000-
                                                                                  present); Director of Lincoln
                                                                                  Center Institute for the Arts
                                                                                  in Education (1999-present).


Robert J. Higgins          Retired; Director of                     114           Director of Providian Financial
(1945);                    Administration of the State of                         Corp. (banking) (2002-present).
Trustee since 2005.        Rhode Island (2003-2004);
                           President - Consumer Banking
                           and Investment Services, Fleet
                           Boston Financial (1971-2001).


Peter C. Marshall          Self-employed business                   113*          None.
(1942); Trustee since      consultant (2002-present);
1994.                      Senior Vice President, W.D.
                           Hoard, Inc. (corporate parent
                           of DCI Marketing, Inc.)
                           (2000-2002); President, DCI
                           Marketing, Inc. (1992-2000).


Marilyn McCoy              Vice President of                        113*          Director, Mather LifeWays
(1948); Trustee since      Administration and Planning,                           (1994- present); Director,
1999.                      Northwestern University                                Carleton College
                           (1985-present).                                        (2003-present).


William G. Morton, Jr.     Retired; Chairman Emeritus               114           Director of Radio Shack
(1937); Trustee since      (2001-2002), and Chairman and                          Corporation (electronics)
2005.                      Chief Executive Officer, Boston                        (1987-present); Director of The
                           Stock Exchange (1985-2001).                            National Football Foundation
                                                                                  and College Hall of Fame (1994-
                                                                                  present); Trustee of the
                                                                                  Berklee College of Music
                                                                                  (1998-present); Trustee of the
                                                                                  Stratton Mountain School
                                                                                  (2001-present).


Robert A. Oden, Jr.        President, Carleton College              113*          Director, American University
(1946); Trustee since      (2002-present); President,                             in Cairo.
1997.                      Kenyon College (1995-2002).


Fergus Reid, III (1932);   Chairman of Lumelite                     114           Trustee of Morgan Stanley Funds
Trustee (Chairman) since   Corporation (plastics                                  (209 portfolios)
2005.                      manufacturing) (2003- present);                        (1995-present).
                           Chairman and Chief Executive
                           Officer of Lumelite Corporation
                           (1985-2002).


JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

 24

JPMORGAN INVESTMENT TRUST EQUITY INDEX PORTFOLIO
--------------------------------------------------------------------------------

TRUSTEES, CONTINUED

                                                              NUMBER OF FUNDS
                                                                     IN
NAME (YEAR OF BIRTH);                                           FUND COMPLEX
POSITIONS WITH                  PRINCIPAL OCCUPATIONS             OVERSEEN           OTHER DIRECTORSHIPS HELD
THE TRUST (SINCE)                DURING PAST 5 YEARS           BY TRUSTEE(1)           OUTSIDE FUND COMPLEX
------------------------   -------------------------------   ------------------   -------------------------------
Frederick W. Ruebeck       Advisor, Jerome P. Green &               113*          Director, AMS Group (2001-
(1939); Trustee since      Associates, LLC (broker-dealer)                        present); Director, Wabash
1994.                      (2002-present); Investment                             College (1988-present);
                           Officer, Wabash College                                Trustee, Seabury- Western
                           (2004-present); self-employed                          Theological Seminary
                           consultant (January                                    (1993-present); Chairman,
                           2000-present); Director of                             Indianapolis Symphony Orchestra
                           Investments, Eli Lilly and                             Foundation (1994-present).
                           Company (1988-1999).


James J. Schonbachler      Retired; Managing Director of            114           None.
(1943); Trustee since      Bankers Trust Company
2005.                      (financial services)
                           (1968-1998).

INTERESTED TRUSTEE


Leonard M. Spalding,       Retired; Chief Executive                 114           None.
Jr.** (1935); Trustee      Officer of Chase Mutual Funds
since 2005.                (investment company)
                           (1989-1998); President & Chief
                           Executive Officer of Vista
                           Capital Management (investment
                           management) (1990-1998); Chief
                           Investment Executive of Chase
                           Manhattan Private Bank
                           (investment management)
                           (1990-1998).

------------

(1) A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies.
     The JPMorgan Funds Complex for which the Board of Trustees includes nine registered investment companies (114 funds) as of August 29, 2005.
  * This Trustee does not oversee the UM Investment Trust II which is the registered investment company for the Undiscovered Managers Spinnaker Fund, and therefore oversees eight registered investment companies (113 funds) as of August 29, 2005.
 ** Mr. Spalding is deemed to be an "interested person" due to his ownership of JPMorgan Chase stock.

The contact address for each of the Trustees is 522 Fifth Avenue, New York, NY 10036.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

JPMORGAN INVESTMENT TRUST EQUITY INDEX PORTFOLIO
--------------------------------------------------------------------------------

OFFICERS

NAME (YEAR OF BIRTH),
POSITIONS HELD WITH
THE TRUST (SINCE)                       PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS
----------------------------   ------------------------------------------------------------
George C.W. Gatch (1962),      Managing Director of JPMorgan Investment Management Inc.;
President (2004)               Director and President, JPMorgan Distribution Services, Inc.
                               and JPMorgan Funds Management, Inc. since 2005; Mr. Gatch is
                               CEO and President of JPMorgan Funds. Mr. Gatch has been an employee since 1986. Mr. Gatch has held positions such as
                               President and CEO of DKB Morgan, a Japanese mutual fund
                               company which was a joint venture between J.P. Morgan and
                               Dai-Ichi Kangyo Bank, as well as positions in business
                               management, marketing and sales.


Robert L. Young (1963),        Director and Vice President of JPMorgan Distribution
Senior Vice President          Services, Inc. and JPMorgan Funds Management, Inc.; Chief
(2004)*                        Operating Officer, JPMorgan Funds since 2005, and One Group
                               Mutual Funds from 2001 until 2005. Mr. Young was Vice
                               President and Treasurer, JPMorgan Funds Management, Inc.
                               (formerly One Group Administrative Services) and Vice
                               President and Treasurer, JPMorgan Distribution Services,
                               Inc. (formerly One Group Dealer Services, Inc.) from 1999 to
                               2005.


Patricia A. Maleski (1960),    Vice President, JPMorgan Funds Management, Inc.; previously,
Vice President and Chief       Treasurer, JPMorgan Funds and Head of Funds Administration
Administrative Officer         and Board Liaison. Ms. Maleski was the Vice President of
(2004)                         Finance for the Pierpont Group, Inc., an independent company owned by the Board of Directors/Trustees of the JPMorgan
                               Funds, prior to joining J.P. Morgan Chase & Co. in 2001.


Stephanie J. Dorsey (1969),    Vice President, JPMorgan Funds Management, Inc.; Director of
Treasurer (2004)*              Mutual Fund Administration, JPMorgan Funds Management, Inc.
                               (formerly One Group Administrative Services), from 2004 to
                               2005; Ms. Dorsey worked for JPMorgan Chase & Co., (formerly
                               Bank One Corporation) from 2003 to 2004; prior to joining
                               Bank One Corporation, she was a Senior Manager specializing in Financial Services audits at PricewaterhouseCoopers LLP from 1992 through 2002.


Stephen M. Ungerman (1953),    Senior Vice President, JPMorgan Chase & Co.; Mr. Ungerman
Senior Vice President, Chief   was head of Fund Administration - Pooled Vehicles from 2000
Compliance Officer (2004)      to 2004. Mr. Ungerman held a number of positions in
                               Prudential Financial's asset management business prior to
                               2000.


Paul L. Gulinello (1950),      Vice President and Anti Money Laundering Compliance Officer
AML Compliance Officer         for JPMorgan Asset Management Americas, additionally
(2005)                         responsible for personal trading and compliance testing
                               since 2004; Treasury Services Operating Risk Management and
                               Compliance Executive supporting all JPMorgan Treasury
                               Services business units from July 2000 to 2004.


Stephen M. Benham (1959),      Vice President and Assistant General Counsel, JPMorgan Chase
Secretary (2005)               & Co. since 2004; Vice President (Legal Advisory) of Merrill
                               Lynch Investment Managers, L.P. from 2000 to 2004; attorney associated with Kirkpatrick & Lockhart LLP from 1997 to
                               2000.


Elizabeth A. Davin (1964),     Vice President and Assistant General Counsel, JPMorgan Chase
Assistant Secretary (2004)*    & Co. since 2005;Senior Counsel, JPMorgan Chase & Co.
                               (formerly Bank One Corporation) from 2004-2005; Assistant
                               General Counsel and Associate General Counsel and Vice
                               President, Gartmore Global Investments, Inc. from 1999 to
                               2004.


Jessica K. Ditullio (1962),    Vice President and Assistant General Counsel, JPMorgan Chase
Assistant Secretary (2000)*    & Co. since 2005; Ms. Ditullio has served as attorney with various titles for JPMorgan Chase & Co. (formerly Bank One
                               Corporation) since 1990.


Nancy E. Fields (1949),        Vice President, JPMorgan Funds Management, Inc. and JPMorgan
Assistant Secretary (2000)*    Distribution Services, Inc.; from 1999-2005, Director,
                               Mutual Fund Administration, JPMorgan Funds Management, Inc.
                               (formerly One Group Administrative Services, Inc.) and
                               Senior Project Manager, Mutual Funds, JPMorgan Distribution
                               Services, Inc. (formerly One Group Dealer Services, Inc.).


Suzanne E. Cioffi (1967),      Vice President, JPMorgan Funds Management, Inc., responsible
Assistant Treasurer (2005)     for mutual fund financial reporting. Ms. Cioffi has overseen various fund accounting, custody and administration
                               conversion projects during the past five years.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

 26

JPMORGAN INVESTMENT TRUST EQUITY INDEX PORTFOLIO
--------------------------------------------------------------------------------

OFFICERS, CONTINUED

NAME (YEAR OF BIRTH),
POSITIONS HELD WITH
THE TRUST (SINCE)                       PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS
----------------------------   ------------------------------------------------------------


Christopher D. Walsh (1965),   Vice President, JPMorgan Funds Management, Inc., Mr. Walsh
Assistant Treasurer (2004)     has managed all aspects of institutional and retail mutual fund administration and vendor relationships within the
                               mutual funds, commingled/ERISA funds, 3(c)(7) funds, hedge funds and LLC products. Mr. Walsh was a director of Mutual
                               Fund Administration at Prudential Investments from 1996 to
                               2000.

Arthur A. Jensen (1966),       Vice President, JPMorgan Funds Management, Inc. since April
Assistant Treasurer (2005)*    2005; formerly, Vice President of Financial Services of
                               BISYS Fund Services, Inc. from 2001 until 2005; Mr. Jensen was Section Manager at Northern Trust Company and Accounting
                               Supervisor at Allstate Insurance Company prior to 2001.


------------

The contact address for each of the officers, unless otherwise noted, is 522 Fifth Avenue, New York, NY 10036.

* The contact address for the officer is 1111 Polaris Parkway, Columbus, OH
  43271.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

JPMORGAN INVESTMENT TRUST EQUITY INDEX PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF SHAREHOLDER EXPENSES

HYPOTHETICAL $1,000 INVESTMENT AT BEGINNING OF PERIOD
AS OF JUNE 30, 2005
(UNAUDITED)

As a shareholder of the Portfolio, you incur ongoing costs, including investment advisory fees, administration fees and other portfolio expenses. Because the Portfolio is a funding vehicle for Policies and Eligible Plans, you may also incur sales charges and other fees relating to the Policies or Eligible Plans. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio, but not the costs of the Policies or Eligible Plans, and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Portfolio at the beginning of the reporting period, January 1, 2005, and continued to hold your shares at the end of the reporting period, June 30, 2005.

ACTUAL EXPENSES

The first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other Portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees or the costs associated with the Policies or Eligible Plans through which the Portfolio is held. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different Portfolios. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

                                                                          ENDING         EXPENSES PAID
                                                        BEGINNING         ACCOUNT        DURING PERIOD      ANNUALIZED
                                                     ACCOUNT VALUE,       VALUE,       JANUARY 1, 2005 TO    EXPENSE
                                                     JANUARY 1, 2005   JUNE 30, 2005     JUNE 30, 2005        RATIO
                                                     ---------------   -------------   ------------------   ----------
Actual.............................................      $1,000           $  990             $2.37             0.48%
Hypothetical.......................................      $1,000           $1,022             $2.41             0.48%

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

 28

                      (This page intentionally left blank)

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

JPMorgan Funds are distributed by JPMorgan Distribution Services, Inc. which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a prospectus.

The financial information in this report has been taken from the books and records of the Funds without examination by independent auditors, who express no opinion thereon.

CONTACT JPMORGAN FUNDS SERVICE CENTER AT 1-800-480-4111 FOR A FUND PROSPECTUS. YOU CAN ALSO VISIT US AT WWW.JPMORGANFUNDS.COM. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES AND RISK AS WELL CHARGES AND EXPENSES OF THE MUTUAL FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE MUTUAL FUND. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

No sooner than 30 days after the end of each month, each Fund will make available upon request a complete uncertified schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, each Fund will make available a certified complete schedule of its portfolio holdings as of the last day that quarter. In addition to providing hard copies upon request, the Fund will post these quarterly schedules in the variable insurance portfolio section of www.jpmorganfunds.com and on the SEC's website at www.sec.gov.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111.

A description of each Fund's policies and procedures with respect to the disclosure of each Fund's portfolio holdings is available in the Statement of Additional Information.

A copy of proxy policies and procedures are available without charge upon request by calling 1-800-480-4111 and on the SEC's website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of the Fund's voting record is available on the SEC's website at www.sec.gov or in the variable insurance portfolio section of www.jpmorganfunds.com. The Fund's proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

                                                               [JPMORGAN LOGO]
SAN-JPMITEI-605                                                ASSET MANAGEMENT

                               SEMI-ANNUAL REPORT
                   SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)























                                    JPMORGAN
                                   INVESTMENT
                                     TRUST


                               Balanced Portfolio

























-------------------------------------------------               [JPMORGAN LOGO]
NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE               ASSET MANAGEMENT
-------------------------------------------------
This material must be preceded or accompanied by a current prospectus.

JPMORGAN INVESTMENT TRUST BALANCED PORTFOLIO
--------------------------------------------------------------------------------

TABLE OF CONTENTS


President's Letter .........................................    2

Portfolio Characteristics ..................................    3

Schedule of Portfolio Investments ..........................    4

Statement of Assets and Liabilities ........................   15

Statement of Operations ....................................   16

Statement of Changes in Net Assets .........................   17

Financial Highlights .......................................   18

Notes to Financial Statements ..............................   20

Trustees ...................................................   25

Officers ...................................................   27

Schedule of Shareholder Expenses ...........................   29


HIGHLIGHTS

- Equities experienced sporadic volatility over the period - particularly in the first quarter.

- Weakness in manufacturing was offset by strength in the economy's consumer and housing segments.

- Inflation reports have been much more benign than expected.

Investments in a Portfolio are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Portfolio's share price is lower than when you invested.

Past performance is no guarantee for future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a Portfolio or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Portfolio.

This Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies (collectively "Policies") offered by separate accounts of participating insurance companies. Portfolio shares are also offered to qualified pension and retirement plans ("Eligible Plans"). Individuals may not purchase shares directly from the Portfolio.

Prospective investors should refer to the Portfolio's prospectus for a discussion of the Portfolio's investment objective, strategies and risks. Call JPMorgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Portfolio including management fees and other expenses. Please read it carefully before investing.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

 2

JPMORGAN INVESTMENT TRUST BALANCED PORTFOLIO
--------------------------------------------------------------------------------

PRESIDENT'S LETTER                                                 JULY 11, 2005

DEAR SHAREHOLDER:

We are pleased to present this semi-annual report containing detailed information on the JPMorgan Investment Trust Balanced Portfolio for the six-month period ended June 30, 2005.

MARKETS WRESTLE WITH VOLATILITY
U.S. equities experienced sporadic volatility over the period - particularly in the first quarter of 2005 - due primarily to concerns about inflation and economic growth. Even as employment gains, merger activity and corporate spending gained momentum, the challenges of increasing interest rates and rising oil prices seemed to loom in the background.

Interest rate increases by the Federal Open Market Committee (FOMC), in particular, were a mainstay in economic news due to a relatively consistent schedule of 25-basis-point (bp) hikes. This interest-rate activity became a source of great consternation for investors, as speculation abounded regarding its underlying catalyst - to keep inflation under control and to discourage speculative risk taking. Furthermore, this environment of uncertainty was often underscored by mixed economic data. Meanwhile, oil prices garnered their share of attention, with the West Texas Intermediate (WTI) rising more than 39% over the past six months and the price per barrel exceeding $60 at times.

Encouragement, however, surfaced toward the end of the period, as investors felt hopeful that the FOMC would finish its tightening cycle earlier than expected due to signs of moderating growth and easing inflation pressures. Weakness in manufacturing was offset by strength in the economy's consumer and housing segments. In addition, employment news continued to improve at a slow but steady, incremental pace.

EQUITY AND BOND PERFORMANCE
The equity markets showed an erratic ebb and flow during the period. Major large-capitalization stock indexes were negative for the six-month period, with many small- and mid-capitalization stock indexes reporting positive returns. Mid-capitalization stocks were the clear winners.

The bond market viewed soaring energy prices as a constraint on economic growth rather than a driver of inflation. As such, the market managed to keep downward pressure on longer-term rates, and the yield curve flattened. Furthermore, demand for U.S. fixed income securities from foreign investors seeking yield and domestic investors seeking quality helped keep rates on the downswing.

OUTLOOK
As we enter the second half of 2005, the economy continues on a path of moderate expansion. The combined potency of rising labor costs and high commodity prices have emerged as potential obstacles to the economy's progress. However, the weakness in manufacturing appears to be showing signs of an impending rebound. Moreover, inflation reports have been much more benign than expected. We believe that the FOMC will continue on its tightening cycle until evidence of a more decisive slowdown presents itself.

On behalf of us all at JPMorgan Asset Management, thank you for the confidence and continued trust you have placed in us. We look forward to serving your investment needs for many years to come. Should you have any questions, please feel free to contact the JPMorgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

/s/ George C.W. Gatch
George C.W. Gatch
President
JPMorgan Funds

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

JPMORGAN INVESTMENT TRUST BALANCED PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO CHARACTERISTICS
(UNAUDITED)

PORTFOLIO ALLOCATION*
Common Stocks.................   61.0%
Corporate Bonds...............   12.5%
Collateralized Mortgage
  Obligations.................   10.0%
Investments of Cash Collateral
  for Securities Loaned.......    9.3%
U.S. Treasury Obligations.....    7.4%
U.S. Government Agency
  Mortgages...................    2.2%
Asset-Backed Securities.......    1.9%
Investment Companies..........    1.4%
U.S. Government Agency
  Securities..................    1.1%
Foreign Government
  Securities..................    0.7%
Other Liabilities in Excess of
  Assets......................  (7.5)%

TOP 5 EQUITY INDUSTRIES*
  1  Oil, Gas & Consumable
     Fuels........................  4.8%
  2  Industrial Conglomerates.....  4.1%
  3  Pharmaceuticals..............  3.8%
  4  Insurance....................  3.0%
  5  Commercial Banks.............  2.7%

TOP 5 FIXED INCOME SECTORS*
  1  Corporate Bonds............  12.5%
  2  Collateralized Mortgage
     Obligations................  10.0%
  3  U.S. Treasury
     Obligations................   7.4%
  4  U.S. Government Agency
     Securities.................   1.2%
  5  Foreign Government
     Securities.................   0.7%

* Percentages indicated are based on net assets as of June 30, 2005. The portfolio's composition is subject to change.
--------------------------------------------------------------------------------

TEN YEAR PORTFOLIO PERFORMANCE

[GRAPH]                   Value of $10,000 Investment

                                                                                                               LEHMAN BROTHERS
                                                                                     LIPPER BALANCED FUNDS    GOVERNMENT/CREDIT
                                        BALANCED PORTFOLIO       S&P 500 INDEX               INDEX                BOND INDEX
                                        ------------------       -------------       ---------------------    -----------------
6/95                                          10000                  10000                   10000                  10000
6/96                                          11434                  12600                   11482                  10500
6/97                                          13814                  16972                   13851                  11258
6/98                                          16819                  22091                   16402                  12219
6/99                                          18933                  27118                   18296                  12730
6/00                                          19875                  29083                   19110                  13265
6/01                                          19152                  24770                   18912                  14730
6/02                                          17234                  20314                   17483                  15934
6/03                                          18260                  20365                   18092                  17657
6/04                                          19659                  24257                   20378                  17645
6/05                                          20690                  25791                   21828                  18492

---------------------------------------------------------------------------------------------------------------------------
                                                               TOTAL RETURN AS
                                                                      OF                AVERAGE ANNUAL TOTAL RETURNS AS OF
                                                                JUNE 30, 2005                      JUNE 30, 2005
---------------------------------------------------------------------------------------------------------------------------
                                          INCEPTION                                       1             5             10
                                             DATE                  6 MONTHS              YEAR          YEAR          YEAR
---------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio                       08/01/94                 (0.24)%             4.79%         0.81%          7.54%
---------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE QUOTED IS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. MUTUAL FUNDS ARE SUBJECT TO CERTAIN MARKET RISK. INVESTMENT RETURNS AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN. FOR UP-TO-DATE MONTH-END PERFORMANCE INFORMATION PLEASE CALL 1-800-480-4111.

The performance does not reflect any charges imposed by Policies or Eligible Plans through which the Portfolio may be purchased. If these charges were included, the returns would be lower than shown.

The graph illustrates comparative performance for $10,000 invested in the JPMorgan Investment Trust Balanced Portfolio, S&P 500 Index, Lehman Brothers Government/Credit Bond Index, and the Lipper Balanced Funds Index. The performance of the Portfolio assumes reinvestment of all dividends. The performance of the indices does not include fees and expenses attributable to the Portfolio and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The S&P 500 Index represents the performance of large companies in the U.S. stock market. The Lehman Brothers Government/Credit Bond Index represents the performance U.S. Treasury and agency securities and investment grade corporate and international (dollar-denominated) bonds, with maturities between five and 10 years. The Lipper Balanced Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper Inc. Investors cannot invest directly in an index.

Certain fees and expenses of the Portfolio are currently being waived and/or reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

 4

JPMORGAN INVESTMENT TRUST BALANCED PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JUNE 30, 2005
(UNAUDITED)

  SHARES
    OR
 PRINCIPAL
 AMOUNT($)      SECURITY DESCRIPTION       VALUE($)
-----------   -------------------------  ------------
COMMON STOCKS (61.0%):
Aerospace & Defense (0.6%):
        400   Lockheed Martin Corp. ...        25,948
      7,400   Northrop Grumman
                Corp. .................       408,850
      3,200   Raytheon Co. ............       125,184
      6,400   United Technologies
                Corp. .................       328,640
                                         ------------
                                              888,622
                                         ------------
Air Freight & Logistics (0.7%):
      4,800   FedEx Corp. .............       388,848
      9,200   United Parcel Service,
                Inc., Class B..........       636,272
                                         ------------
                                            1,025,120
                                         ------------
Auto Components (0.4%):
      8,500   Johnson Controls,
                Inc. ..................       478,805
      3,900   Lear Corp. ..............       141,882
                                         ------------
                                              620,687
                                         ------------
Automobiles (0.0%): (g)
        600   Harley-Davidson, Inc. ...        29,760
                                         ------------
Beverages (1.6%):
        300   Anheuser-Busch Cos.,
                Inc. ..................        13,725
     43,800   Coca-Cola Co. (The)......     1,828,650
      9,891   Coca-Cola Enterprises,
                Inc. ..................       217,701
      6,100   PepsiCo, Inc. ...........       328,973
                                         ------------
                                            2,389,049
                                         ------------
Biotechnology (1.1%):
     16,600   Amgen, Inc. (a)..........     1,003,636
      6,400   Gilead Sciences, Inc.
                (a)....................       281,536
      9,000   OSI Pharmaceuticals, Inc.
                (a)....................       367,830
                                         ------------
                                            1,653,002
                                         ------------
Capital Markets (2.2%):
      6,800   Charles Schwab Corp.
                (The)..................        76,704
        900   E*Trade Financial Corp.
                (a)....................        12,591
      8,400   Goldman Sachs Group,
                Inc. ..................       856,968
      1,900   Mellon Financial
                Corp. .................        54,511
        500   Merrill Lynch & Co.,
                Inc. ..................        27,505
     21,100   Morgan Stanley...........     1,107,117
     22,800   State Street Corp. ......     1,100,100
                                         ------------
                                            3,235,496
                                         ------------
Chemicals (1.4%):
     11,500   Air Products & Chemicals,
                Inc. ..................       693,450
     18,300   Nalco Holding Co. (a)....       359,229
     11,200   Praxair, Inc. ...........       521,920
      9,100   Rohm & Haas Co. .........       421,694
                                         ------------
                                            1,996,293
                                         ------------

  SHARES
    OR
 PRINCIPAL
 AMOUNT($)      SECURITY DESCRIPTION       VALUE($)
-----------   -------------------------  ------------
COMMON STOCKS, CONTINUED:
Commercial Banks (2.7%):
     20,600   Bank of America Corp. ...       939,566
      1,200   BB&T Corp. ..............        47,964
      2,200   Compass Bancshares,
                Inc. ..................        99,000
        200   Keycorp..................         6,630
      1,100   Marshall & Ilsley
                Corp. .................        48,895
     17,000   North Fork Bancorp,
                Inc. ..................       477,530
        600   PNC Financial Services
                Group, Inc. ...........        32,676
        300   TCF Financial Corp. .....         7,764
     36,000   U.S. Bancorp.............     1,051,200
     19,100   Wells Fargo & Co. .......     1,176,178
      1,100   Zions Bancorp............        80,883
                                         ------------
                                            3,968,286
                                         ------------
Communications Equipment (2.6%):
     81,900   Cisco Systems, Inc.
                (a)....................     1,565,109
     46,800   Corning, Inc. (a)........       777,816
     10,700   Juniper Networks, Inc.
                (a)....................       269,426
     23,800   Motorola, Inc. ..........       434,588
     25,700   QUALCOMM, Inc. ..........       848,357
                                         ------------
                                            3,895,296
                                         ------------
Computers & Peripherals (1.6%):
      2,300   Apple Computer, Inc.
                (a)....................        84,663
     17,500   Dell, Inc. (a)...........       691,425
     12,500   EMC Corp. (a)............       171,375
      7,200   Hewlett-Packard Co. .....       169,272
     12,200   International Business
                Machines Corp. ........       905,240
      4,900   Lexmark International,
                Inc., Class A (a)......       317,667
      2,300   NCR Corp. (a)............        80,776
                                         ------------
                                            2,420,418
                                         ------------
Consumer Finance (1.1%):
      1,200   American Express Co. ....        63,876
        900   Capital One Financial
                Corp. .................        72,009
     56,300   MBNA Corp. ..............     1,472,808
                                         ------------
                                            1,608,693
                                         ------------
Containers & Packaging (0.1%):
      9,600   Smurfit-Stone Container
                Corp. (a)..............        97,632
      1,100   Temple-Inland, Inc. .....        40,865
                                         ------------
                                              138,497
                                         ------------

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005
Continued

JPMORGAN INVESTMENT TRUST BALANCED PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
AS OF JUNE 30, 2005
(UNAUDITED)

  SHARES
    OR
 PRINCIPAL
 AMOUNT($)      SECURITY DESCRIPTION       VALUE($)
-----------   -------------------------  ------------
COMMON STOCKS, CONTINUED:
Diversified Financial Services (2.7%):
     13,900   CIT Group, Inc. .........       597,283
     68,800   Citigroup, Inc. .........     3,180,624
      7,682   Lazard Ltd. (Bermuda),
                Class A (a)............       178,607
                                         ------------
                                            3,956,514
                                         ------------
Diversified Telecommunication Services (1.7%):
      1,600   AT&T Corp. ..............        30,464
      5,700   MCI, Inc. ...............       146,547
     29,100   SBC Communications,
                Inc. ..................       691,125
     15,100   Sprint Corp. ............       378,859
     35,100   Verizon Communications,
                Inc. ..................     1,212,705
                                         ------------
                                            2,459,700
                                         ------------
Electric Utilities (1.0%):
     12,600   Edison International.....       510,930
      2,100   FPL Group, Inc. .........        88,326
      4,100   Northeast Utilities......        85,526
      4,000   PG&E Corp. ..............       150,160
      8,200   Pinnacle West Capital
                Corp. .................       364,490
      3,900   PPL Corp. ...............       231,582
      2,200   Xcel Energy, Inc. .......        42,944
                                         ------------
                                            1,473,958
                                         ------------
Energy Equipment & Services (0.4%):
      6,400   Baker Hughes, Inc. ......       327,424
      1,400   Pride International, Inc.
                (a)....................        35,980
      5,600   Rowan Cos., Inc. ........       166,376
                                         ------------
                                              529,780
                                         ------------
Food & Staples Retailing (1.2%):
      6,000   CVS Corp. ...............       174,420
     16,900   Sysco Corp. .............       611,611
     20,700   Wal-Mart Stores, Inc. ...       997,740
                                         ------------
                                            1,783,771
                                         ------------
Health Care Equipment & Supplies (1.5%):
      5,700   Bausch & Lomb, Inc. .....       473,100
      3,000   Biomet, Inc. ............       103,920
     22,900   Boston Scientific Corp.
                (a)....................       618,300
      4,700   Guidant Corp. ...........       316,310
      4,000   St. Jude Medical, Inc.
                (a)....................       174,440
      7,500   Zimmer Holdings, Inc.
                (a)....................       571,275
                                         ------------
                                            2,257,345
                                         ------------
Health Care Providers & Services (1.7%):
      9,100   Aetna, Inc. .............       753,662
      2,400   HCA, Inc. ...............       136,008
      6,300   McKesson Corp. ..........       282,177
      4,100   Medco Health Solutions,
                Inc. (a)...............       218,776

  SHARES
    OR
 PRINCIPAL
 AMOUNT($)      SECURITY DESCRIPTION       VALUE($)
-----------   -------------------------  ------------
COMMON STOCKS, CONTINUED:
Health Care Providers & Services, continued:
        400   UnitedHealth Group,
                Inc. ..................        20,856
     16,700   WellPoint, Inc. (a)......     1,162,988
                                         ------------
                                            2,574,467
                                         ------------
Hotels, Restaurants & Leisure (1.1%):
     11,300   Carnival Corp.
                (Panama)...............       616,415
        100   Hilton Hotels Corp. .....         2,385
      7,000   International Game
                Technology.............       197,050
      4,900   Marriott International,
                Inc., Class A..........       334,278
      9,900   McDonald's Corp. ........       274,725
        100   MGM Mirage (a)...........         3,958
        100   Starwood Hotels & Resorts
                Worldwide, Inc. .......         5,857
      2,400   Yum! Brands, Inc. .......       124,992
                                         ------------
                                            1,559,660
                                         ------------
Household Durables (0.4%):
      1,400   Fortune Brands, Inc. ....       124,320
      4,900   Lennar Corp., Class A....       310,905
      2,000   Mohawk Industries, Inc.
                (a)....................       165,000
                                         ------------
                                              600,225
                                         ------------
Household Products (1.1%):
     31,400   Procter & Gamble Co. ....     1,656,350
                                         ------------
Industrial Conglomerates (4.1%):
     13,700   3M Co. ..................       990,510
    102,600   General Electric Co. ....     3,555,090
     51,340   Tyco International Ltd.
                (Bermuda)..............     1,499,128
                                         ------------
                                            6,044,728
                                         ------------
Insurance (3.0%):
     14,600   Aflac, Inc. .............       631,888
     17,300   AMBAC Financial Group,
                Inc. ..................     1,206,848
      3,200   American International
                Group, Inc. ...........       185,920
      1,300   Assurant, Inc. ..........        46,930
      6,900   Genworth Financial, Inc.,
                Class A................       208,587
     10,300   Hartford Financial
                Services Group,
                Inc. ..................       770,234
      3,900   MBIA, Inc. ..............       231,309
      4,000   Metlife, Inc. ...........       179,760
      8,300   RenaissanceRe Holdings
                Ltd. (Bermuda).........       408,692

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005
Continued

 6

JPMORGAN INVESTMENT TRUST BALANCED PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
AS OF JUNE 30, 2005
(UNAUDITED)

  SHARES
    OR
 PRINCIPAL
 AMOUNT($)      SECURITY DESCRIPTION       VALUE($)
-----------   -------------------------  ------------
COMMON STOCKS, CONTINUED:
Insurance, continued:
      5,500   W.R. Berkley Corp. ......       196,240
     11,153   Willis Group Holdings
                Ltd. (Bermuda).........       364,926
                                         ------------
                                            4,431,334
                                         ------------
Internet & Catalog Retail (0.3%):
     11,900   eBay, Inc. (a)...........       392,819
                                         ------------
IT Services (0.3%):
      7,700   Affiliated Computer
                Services, Inc., Class A
                (a)....................       393,470
        100   First Data Corp. ........         4,014
      1,400   Infosys Technologies Ltd.
                (India) (ADR)..........       108,458
                                         ------------
                                              505,942
                                         ------------
Leisure Equipment & Products (0.1%):
      3,900   Mattel, Inc. ............        71,370
                                         ------------
Machinery (0.9%):
      1,200   Danaher Corp. ...........        62,808
      9,300   Deere & Co. .............       609,057
      7,000   Eaton Corp. .............       419,300
        300   ITT Industries, Inc. ....        29,289
      3,300   SPX Corp. ...............       151,734
                                         ------------
                                            1,272,188
                                         ------------
Media (2.6%):
     10,700   E.W. Scripps Co., Class
                A......................       522,160
      5,300   EchoStar Communications
                Corp., Class A.........       159,795
     13,200   Gannett Co., Inc. .......       938,916
      1,900   New York Times Co., Class
                A......................        59,185
     41,800   News Corp., Class A......       676,324
      8,800   Time Warner, Inc. (a)....       147,048
     43,600   Viacom, Inc., Class B....     1,396,072
        200   Walt Disney Co. .........         5,036
                                         ------------
                                            3,904,536
                                         ------------
Metals & Mining (0.3%):
     16,400   Alcoa, Inc. .............       428,532
        600   Nucor Corp. .............        27,372
      1,000   United States Steel
                Corp. .................        34,370
                                         ------------
                                              490,274
                                         ------------
Multi-Utilities (0.8%):
     11,800   CMS Energy Corp. (a).....       177,708
      5,100   Constellation Energy
                Group, Inc. ...........       294,219
     10,000   Dominion Resources,
                Inc. ..................       733,900
                                         ------------
                                            1,205,827
                                         ------------

  SHARES
    OR
 PRINCIPAL
 AMOUNT($)      SECURITY DESCRIPTION       VALUE($)
-----------   -------------------------  ------------
COMMON STOCKS, CONTINUED:
Multiline Retail (1.4%):
     10,600   Dollar General Corp. ....       215,816
      4,000   Federated Department
                Stores, Inc. ..........       293,120
     14,700   Kohl's Corp. (a).........       821,877
        100   Nordstrom, Inc. .........         6,797
     13,500   Target Corp. ............       734,535
                                         ------------
                                            2,072,145
                                         ------------
Oil, Gas & Consumable Fuels (4.8%):
      2,300   Anadarko Petroleum
                Corp. .................       188,945
      6,500   Apache Corp. ............       419,900
     13,500   Chevron Corp. ...........       754,920
     16,400   ConocoPhillips...........       942,836
      6,080   Devon Energy Corp. ......       308,134
      4,600   EOG Resources, Inc. .....       261,280
     57,100   Exxon Mobil Corp. .......     3,281,537
        500   Kerr-McGee Corp. ........        38,155
      1,700   Murphy Oil Corp. ........        88,791
      8,600   Occidental Petroleum
                Corp. .................       661,598
      1,700   Unocal Corp. ............       110,585
      1,100   Valero Energy Corp. .....        87,021
                                         ------------
                                            7,143,702
                                         ------------
Paper & Forest Products (0.0%): (g)
        500   International Paper
                Co. ...................        15,105
                                         ------------
Personal Products (0.6%):
     17,800   Gillette Co. (The).......       901,214
                                         ------------
Pharmaceuticals (3.8%):
      1,100   Bristol-Myers Squibb
                Co. ...................        27,478
     15,100   Eli Lilly & Co. .........       841,221
     12,500   Forest Laboratories, Inc.
                (a)....................       485,625
     27,800   Johnson & Johnson........     1,807,000
      3,100   Medicis Pharmaceutical
                Corp., Class A.........        98,363
     36,100   Pfizer, Inc. ............       995,638
        700   Schering-Plough Corp. ...        13,342
     10,600   Sepracor, Inc. (a).......       636,106
      2,000   Watson Pharmaceuticals,
                Inc. (a)...............        59,120
     16,000   Wyeth....................       712,000
                                         ------------
                                            5,675,893
                                         ------------
Real Estate (0.2%):
        600   Duke Realty Corp.
                (REIT).................        18,996
      3,700   Host Marriott Corp.
                (REIT).................        64,750
        700   Kimco Realty Corp.
                (REIT).................        41,237
      2,700   Mack-Cali Realty Corp.
                (REIT).................       122,310
      2,200   Prologis (REIT)..........        88,528
                                         ------------
                                              335,821
                                         ------------

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005
Continued

JPMORGAN INVESTMENT TRUST BALANCED PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
AS OF JUNE 30, 2005
(UNAUDITED)

  SHARES
    OR
 PRINCIPAL
 AMOUNT($)      SECURITY DESCRIPTION       VALUE($)
-----------   -------------------------  ------------
COMMON STOCKS, CONTINUED:
Road & Rail (0.3%):
     11,500   CSX Corp. ...............       490,590
                                         ------------
Semiconductors & Semiconductor Equipment (1.6%):
     13,700   Altera Corp. (a).........       271,534
     21,200   Analog Devices, Inc. ....       790,972
      1,700   Broadcom Corp., Class A
                (a)....................        60,367
     22,600   Intel Corp. .............       588,956
        300   Intersil Corp., Class
                A......................         5,631
      3,000   Linear Technology
                Corp. .................       110,070
      5,500   Maxim Integrated
                Products, Inc. ........       210,155
      2,100   Microchip Technology,
                Inc. ..................        62,202
      8,700   Xilinx, Inc. ............       221,850
                                         ------------
                                            2,321,737
                                         ------------
Software (2.5%):
    104,700   Microsoft Corp. .........     2,600,748
     78,000   Oracle Corp. (a).........     1,029,600
                                         ------------
                                            3,630,348
                                         ------------
Specialty Retail (1.5%):
      2,100   Bed Bath & Beyond, Inc.
                (a)....................        87,738
     22,200   Home Depot, Inc. ........       863,580
     13,800   Lowe's Cos., Inc. .......       803,436
     21,800   Staples, Inc. ...........       464,776
                                         ------------
                                            2,219,530
                                         ------------
Textiles, Apparel & Luxury Goods (0.7%):
      6,000   Coach, Inc. (a)..........       201,420
      4,400   Jones Apparel Group,
                Inc. ..................       136,576
      8,000   Nike, Inc., Class B......       692,800
                                         ------------
                                            1,030,796
                                         ------------
Thrifts & Mortgage Finance (0.9%):
     15,400   Countrywide Financial
                Corp. .................       594,594
        800   Fannie Mae...............        46,720
      5,400   Freddie Mac..............       352,242
      1,400   Hudson City Bancorp,
                Inc. ..................        15,974
      6,700   Washington Mutual,
                Inc. ..................       272,623
                                         ------------
                                            1,282,153
                                         ------------
Tobacco (1.1%):
     24,000   Altria Group, Inc. ......     1,551,840
                                         ------------

  SHARES
    OR
 PRINCIPAL
 AMOUNT($)      SECURITY DESCRIPTION       VALUE($)
-----------   -------------------------  ------------
COMMON STOCKS, CONTINUED:
Wireless Telecommunication Services (0.3%):
      1,100   American Tower Corp.,
                Class A (a)............        23,122
     10,900   Nextel Communications,
                Inc., Class A (a)......       352,179
        842   Spectrasite, Inc. (a)....        62,670
                                         ------------
                                              437,971
                                         ------------
  Total Common Stock
  (Cost $88,629,052)...................    90,148,852
                                         ------------
ASSET BACKED SECURITIES (1.9%):
    225,000   American Express Credit
                Account Master Trust
                Series 2004-3, Class A,
                4.35%, 05/16/09........       227,142
     99,397   AmeriCredit Automobile
                Receivables Trust
                Series 2001-B, Class
                A4, 5.37%, 08/27/05....        99,786
    600,000   Capital One Auto Finance
                Trust Series 2002-C,
                Class A4, 3.44%,
                07/20/06...............       597,317
              Capital One Multi-Asset
                Execution Trust
     25,000     Series 2003-B5, 4.79%,
                08/15/13...............        25,375
    100,000     Series 2005-A2, Class
                A2, 4.05%, 02/15/11....       100,147
    150,000   Carmax Auto Owner Trust
                Series 2005-1, Class
                A3, 4.13%, 05/15/09....       150,320
    250,000   Citibank Credit Card
                Issuance Trust Series
                2003-A5, Class A5,
                2.50%, 04/07/06........       247,353
    100,000   CNH Equipment Trust
                Series 2003-B, Class
                A4B, 3.38%, 08/03/07...        98,776
    111,947   CS First Boston Mortgage
                Securities Corp. Series
                2002-HE4, Class AF,
                5.51%, 10/21/06........       113,467
    125,000   Ford Credit Auto Owner
                Trust Series 2004-A,
                Class A4, 3.54%,
                06/29/07...............       123,857
    100,000   Household Automotive
                Trust Series 2005-1
                Class A4, 4.35%,
                06/18/12...............       100,000

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005
Continued

 8

JPMORGAN INVESTMENT TRUST BALANCED PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
AS OF JUNE 30, 2005
(UNAUDITED)

  SHARES
    OR
 PRINCIPAL
 AMOUNT($)      SECURITY DESCRIPTION       VALUE($)
-----------   -------------------------  ------------
ASSET BACKED SECURITIES, CONTINUED:
    100,000   MBNA Master Credit Card
                Trust USA Series
                2000-I, Class A, 6.90%,
                08/14/05...............       100,425
    250,000   Onyx Acceptance Grantor
                Trust Series 2004-B,
                Class A3, 3.09%,
                05/27/06...............       248,238
              WFS Financial Owner Trust
     32,167     Series 2003-1, Class
                A3, 2.03%, 08/20/07....        32,095
    300,000     Series 2003-2, Class
                A4, 2.41%, 11/24/06....       295,140
    150,000     Series 2003-4, Class
                A4, 3.15%, 02/15/07....       148,414
    150,000     Series 2004-2, Class
                A3, 2.85%, 09/22/08....       148,756
                                         ------------
  Total Asset Backed Securities
  (Cost $2,869,428)....................     2,856,608
                                         ------------
COLLATERALIZED MORTGAGE OBLIGATIONS (10.0%):
Agency CMO (9.3%):
     35,665   Federal Home Loan
                Mortgage Corp. Series
                1047, Class H, 6.00%,
                08/28/05...............        35,618
     23,726     Series 1062, Class H,
                6.50%, 09/27/07........        23,695
     19,546     Series 1116, Class I,
                5.50%, 08/15/21........        19,520
     43,224     Series 1120, Class L,
                8.00%, 07/14/21........        43,284
      4,268     Series 115, Class I,
                7.00%, 02/15/21........         4,261
     51,153     Series 1191, Class E,
                7.00%, 06/01/06........        51,166
     14,838     Series 1240, Class M,
                6.50%, 06/17/06........        14,935
    101,418     Series 1254, Class N,
                8.00%, 04/15/22........       101,288
     61,387     Series 1610, Class PM,
                6.25%, 07/16/05........        61,773
    250,000     Series 1617, Class PM,
                6.50%, 07/25/11........       264,284
     56,318     Series 1668, Class D,
                6.50%, 02/15/14........        58,617
    154,280     Series 168, Class G,
                6.50%, 04/05/08........       154,006
    174,464     Series 1708, Class E,
                6.00%, 12/31/05........       178,224
    167,037     Series 1710, Class GH,
                8.00%, 04/15/24........       180,778

  SHARES
    OR
 PRINCIPAL
 AMOUNT($)      SECURITY DESCRIPTION       VALUE($)
-----------   -------------------------  ------------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
    148,000     Series 1714, Class K,
                7.00%, 04/15/24........       157,425
     23,471     Series 1753, Class D,
                8.50%, 09/15/24........        24,706
     31,551     Series 1819, Class E,
                6.00%, 10/14/06........        32,253
    250,657     Series 1843, Class Z,
                7.00%, 01/15/09........       262,804
     18,214     Series 189, Class D,
                6.50%, 01/01/08........        18,184
     39,714     Series 2107, Class E,
                6.00%, 02/15/28........        39,953
    433,591     Series 2115, Class PE,
                6.00%, 09/24/06........       449,017
     47,996     Series 2136, Class PE,
                6.00%, 01/15/28........        48,282
    146,936     Series 2178, Class PB,
                7.00%, 12/13/08........       153,871
     10,981     Series 2316, Class PB,
                6.50%, 02/11/06........        11,019
     10,800     Series 2367, Class PD,
                6.00%, 10/17/05........        10,824
    242,574     Series 2368, Class OE,
                5.50%, 10/15/05........       244,557
     11,884     Series 2388, Class BE,
                6.50%, 07/15/30........        11,868
    500,000     Series 2388, Class VD,
                6.00%, 11/30/06........       513,035
    150,000     Series 2391, Class QR,
                5.50%, 04/03/09........       155,670
    500,000     Series 2394, Class MC,
                6.00%, 02/01/09........       520,314
    500,000     Series 2405, Class JF,
                6.00%, 01/15/17........       522,618
    255,651     Series 2425, Class OB,
                6.00%, 12/09/05........       265,587
        988     Series 2430, Class GD,
                6.50%, 11/15/30........           986
     38,340     Series 2433, Class NG,
                6.50%, 01/15/31........        38,819
    200,000     Series 2455, Class GK,
                6.50%, 04/24/07........       213,842
    375,000     Series 2457, Class PE,
                6.50%, 06/15/32........       391,651
     59,906     Series 2467, Class EA,
                5.50%, 11/15/15........        60,059
    422,845     Series 2473, Class JZ,
                6.50%, 02/18/06........       444,223
     24,156     Series 2497, Class UH,
                5.50%, 05/15/15........        24,181

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005
Continued

JPMORGAN INVESTMENT TRUST BALANCED PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
AS OF JUNE 30, 2005
(UNAUDITED)

  SHARES
    OR
 PRINCIPAL
 AMOUNT($)      SECURITY DESCRIPTION       VALUE($)
-----------   -------------------------  ------------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
     97,935     Series 2501, Class AG,
                5.00%, 01/15/16........        98,215
     23,736     Series 2517, Class TG,
                5.50%, 04/15/28........        23,720
    650,000     Series 2522, Class GD,
                5.50%, 11/15/17........       680,877
    250,000     Series 2557, Class WJ,
                5.00%, 11/28/06........       253,591
    218,798     Series 2636, Class Z,
                4.50%, 12/30/12........       213,137
    169,118     Series 2643, Class KG,
                4.00%, 07/19/05........       168,910
    272,476     Series 2651, Class VZ,
                4.50%, 02/20/13........       265,256
    250,000     Series 2701, Class OD,
                5.00%, 09/15/18........       254,688
    144,235     Series 2756, Class NA,
                5.00%, 07/15/13........       147,467
    200,000     Series 2764, Class UC,
                5.00%, 03/27/10........       202,826
     29,744     Series 85, Class C,
                8.60%, 01/24/07........        29,725
    352,562   Federal Home Loan
                Mortgage Corp.
                Structured Pass Through
                Securities Series T-54,
                Class 2A, 6.50%,
                09/27/07...............       367,151
    255,000   Federal Home Loan
                Mortgage Corp.-
                Government National
                Mortgage Association
                Series 13, Class LL,
                6.85%, 02/16/08........       267,093
    213,166     Series 31, Class Z,
                8.00%, 07/20/06........       235,628
    137,010     Series 1988-4, Class Z,
                9.25%, 01/19/08........       148,291
     21,882     Series 1989-21, Class
                G, 10.45%, 04/25/19....        23,947
     97,771     Series 1989-37, Class
                G, 8.00%, 07/23/19.....       101,941
     16,936     Series 1989-86, Class
                E, 8.75%, 11/23/19.....        18,358
     43,335     Series 1990-105, Class
                J, 6.50%, 09/24/20.....        45,384
     26,899     Series 1990-30, Class
                E, 6.50%, 03/06/08.....        28,143
     25,708     Series 1991-129, Class
                G, 8.75%, 09/24/21.....        27,850

  SHARES
    OR
 PRINCIPAL
 AMOUNT($)      SECURITY DESCRIPTION       VALUE($)
-----------   -------------------------  ------------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
      1,568     Series 1991-37, Class
                H, 8.15%, 04/25/06.....         1,569
      9,637     Series 1992-151, Class
                H, 6.00%, 11/03/05.....         9,776
     30,416     Series 1992-18, Class
                ZH, 7.50%, 03/25/07....        31,042
     90,727     Series 1993-119, Class
                H, 6.50%, 08/10/09.....        94,838
    177,208     Series 1993-135, Class
                PG, 6.25%, 03/23/06....       180,118
    200,000     Series 1993-140, Class
                J, 6.65%, 08/05/07.....       207,037
     48,350     Series 1993-197, Class
                SC, IF, 8.30%,
                03/22/06...............        50,224
     37,995     Series 1993-202, Class
                I, 6.50%, 02/25/23.....        38,081
      3,298     Series 1993-223, Class
                VD, 6.15%, 08/25/06....         3,319
    125,201     Series 1993-225, Class
                UB, 6.50%, 12/24/23....       130,508
     60,215     Series 1994-22, Class
                C, 5.00%, 01/07/06.....        60,513
    236,000     Series 1994-81, Class
                LL, 7.50%, 02/24/24....       251,385
    800,000     Series 1997-42, Class
                PG, 7.00%, 11/23/07....       848,820
     10,169     Series 1997-49, Class
                B, 10.00%, 06/17/27....        11,260
    131,315     Series 1998-66, Class
                B, 6.50%, 12/25/28.....       138,435
    250,000     Series 2002-18, Class
                PC, 5.50%, 09/12/10....       261,864
    150,000     Series 2002-19, Class
                PE, 6.00%, 04/09/08....       156,885
    300,000     Series 2002-24, Class
                AJ, 6.00%, 04/25/17....       313,009
     99,446     Series 2002-41, Class
                VB, 6.00%, 10/25/20....       100,563
     52,828     Series 2002-56, Class
                VD, 6.00%, 09/18/05....        53,402
    365,071     Series 2002-7, Class
                QM, 6.00%, 04/10/10....       368,972
    350,000     Series 2003-47, Class
                PE, 5.75%, 04/15/18....       368,174
    150,000     Series 2003-55, Class
                CD, 5.00%, 01/31/14....       151,653
    250,000     Series 2003-83, Class
                PG, 5.00%, 07/30/13....       254,760

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005
Continued

 10

JPMORGAN INVESTMENT TRUST BALANCED PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
AS OF JUNE 30, 2005
(UNAUDITED)

  SHARES
    OR
 PRINCIPAL
 AMOUNT($)      SECURITY DESCRIPTION       VALUE($)
-----------   -------------------------  ------------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
    150,000     Series 2003-86, Class
                PX, 4.50%, 08/22/11....       150,819
     23,037     Series G-29, Class O,
                8.50%, 09/25/21........        24,426
      4,040     Series G93-24, Class C,
                PO, 05/25/23...........         4,024
     22,477     Series G93-36, Class J,
                6.50%, 02/25/23........        22,452
     18,609   Government National
                Mortgage Association
                Series 1995-4, Class
                CQ, 8.00%, 11/21/08....        19,336
     20,172   Vendee Mortgage Trust
                Series 2003-1, Class B,
                5.75%, 08/22/05........        20,193
                                         ------------
                                           13,736,852
                                         ------------
Non-Agency CMO (0.7%):
     83,219   Cendant Mortgage Corp
                Series 2003-8, Class
                1A8, 5.25%, 10/25/33...        83,821
    177,437   Countrywide Alternative
                Loan Trust Series
                2004-16CB, Class 2A2,
                5.00%, 08/25/19........       177,489
     88,511   First Horizon Asset
                Securities, Inc. Series
                2004-AR7, Class 2A1,
                FRN, 4.95%, 11/05/06...        88,926
     85,046   MASTR Asset
                Securitization Trust
                Series 2003-4, Class
                2A2, 5.00%, 05/25/18...        85,735
     90,000   Residential Accredit
                Loans, Inc. Series
                2004-QS8, Class A12,
                5.00%, 05/31/10 (e)....        90,049
              Wells Fargo Mortgage
                Backed Securities Trust
    133,913     Series 2004-7, Class
                2A2, 5.00%, 03/19/09...       134,750
    139,372     Series 2004-EE, Class
                3A1, FRN, 3.99%,
                05/02/07...............       137,717
    175,000     Series 2004-S, Class
                A5, FRN, 3.54%,
                12/25/08...............       169,863
                                         ------------
                                              968,350
                                         ------------
  Total Collateralized Mortgage
  Obligations (Cost $14,510,691).......    14,705,202
                                         ------------

  SHARES
    OR
 PRINCIPAL
 AMOUNT($)      SECURITY DESCRIPTION       VALUE($)
-----------   -------------------------  ------------
CORPORATE BONDS (12.5%):
Airlines (0.2%):
     70,000   Continental Airlines,
                Inc. 7.06%, 03/15/11
                (c)....................        72,301
    244,330   United Airlines, Inc.
                7.19%, 04/01/11 (d)....       233,799
                                         ------------
                                              306,100
                                         ------------
Automobiles (0.7%):
    220,000   Daimler Chrysler 7.20%,
                09/01/09 (c)...........       239,475
    600,000   Ford Motor Credit Co.
                7.38%, 02/01/11........       584,462
    200,000   General Motors Corp.
                7.20%, 01/15/11 (c)....       185,000
                                         ------------
                                            1,008,937
                                         ------------
Beverages (0.0%): (g)
     60,000   Coca-Cola Enterprises,
                Inc. 6.12%, 08/15/11...        65,434
                                         ------------
Capital Markets (1.6%):
              Bear Stearns Cos., Inc.
                (The)
    100,000     4.50%, 10/28/10........       100,531
     75,000     5.70%, 11/15/14........        80,423
    300,000   Goldman Sachs Group LP
                7.20%, 03/01/07 (e)....       313,787
    200,000   Goldman Sachs Group, Inc.
                4.75%, 07/15/13........       199,833
    200,000   Lehman Brothers Holdings,
                Inc. 6.63%, 01/18/12...       223,377
              Merrill Lynch & Co., Inc.
    125,000     3.13%, 07/15/08........       121,147
    200,000     4.13%, 01/15/09........       199,382
    600,000   Morgan Stanley 6.75%,
                04/15/11...............       664,341
              National Rural Utilities
                Cooperative Finance
                Corp.
    350,000     6.00%, 05/15/06........       356,288
    130,000     7.30%, 09/14/06........       134,987
                                         ------------
                                            2,394,096
                                         ------------
Chemicals (0.1%):
    120,000   Dow Capital BV
                (Netherlands) 8.50%,
                06/08/10...............       139,911
                                         ------------
Commercial Banks (1.3%):
    300,000   Bank of America Corp.
                7.80%, 02/15/10........       343,118
    100,000   BankAmerica Corp./Old
                7.12%, 10/15/11........       113,959

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005
Continued

JPMORGAN INVESTMENT TRUST BALANCED PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
AS OF JUNE 30, 2005
(UNAUDITED)

  SHARES
    OR
 PRINCIPAL
 AMOUNT($)      SECURITY DESCRIPTION       VALUE($)
-----------   -------------------------  ------------
CORPORATE BONDS, CONTINUED:
Commercial Banks, continued:
    100,000   Branch Banking & Trust
                Co. Wilson North
                Carolina 4.88%,
                01/15/13...............       102,446
    225,000   FleetBoston Financial
                Corp. 7.38%,
                12/01/09...............       252,536
    150,000   Keycorp 4.70%, 05/21/09..       152,375
    155,000   Marshall & Ilsley Corp.
                4.38%, 08/01/09........       156,216
     75,000   Popular North America,
                Inc. 4.25%, 04/01/08...        75,006
     50,000   Royal Bank of Canada
                (Canada) 3.88%,
                05/04/09...............        49,704
     25,000   UnionBanCal Corp. 5.25%,
                12/16/13...............        25,825
    300,000   Wachovia Corp. 6.60%,
                10/01/25 (c)...........       353,438
    125,000   Wells Fargo & Co. 3.13%,
                04/01/09...............       120,877
    160,000   Wells Fargo Bank NA
                7.55%, 06/21/10........       183,587
                                         ------------
                                            1,929,087
                                         ------------
Commercial Services & Supplies (0.0%): (g)
     60,000   PHH Corp. 7.13%,
                03/01/13...............        66,555
                                         ------------
Computers & Peripherals (0.1%):
     80,000   International Business
                Machines Corp. 4.37%,
                06/01/09...............        80,868
                                         ------------
Construction Materials (0.0%): (g)
     60,000   Hanson Australia Funding
                Ltd. 5.25%, 03/15/13...        61,544
                                         ------------
Consumer Finance (1.0%):
    125,000   American Express Credit
                Card Corp. 3.00%,
                05/16/08...............       121,225
              American General Finance
                Corp.
    120,000     4.00%, 03/15/11 (c)....       115,872
     65,000     4.62%, 05/15/09 (c)....        65,332
    200,000   Capital One Bank 6.87%,
                02/01/06...............       203,161
    700,000   HSBC Finance Corp. 8.00%,
                07/15/10...............       807,705
    150,000   John Deere Capital Corp.
                3.63%, 05/25/07........       148,688
                                         ------------
                                            1,461,983
                                         ------------

  SHARES
    OR
 PRINCIPAL
 AMOUNT($)      SECURITY DESCRIPTION       VALUE($)
-----------   -------------------------  ------------
CORPORATE BONDS, CONTINUED:
Diversified Financial Services (1.7%):
     75,000   CIT Group, Inc. 7.37%,
                04/02/07...............        79,016
    180,000   CIT Group, Inc. 4.13%,
                02/21/06...............       180,332
    590,000   Citigroup, Inc. 5.00%,
                09/15/14...............       603,538
    100,000   Citigroup, Inc. 3.50%,
                02/01/08...............        98,590
    650,000   Credit Suisse First
                Boston USA, Inc. 6.50%,
                01/15/12...............       722,405
              General Electric Capital
                Corp. Series A, 3.12%,
     50,000     04/01/09 (c)...........        48,234
    500,000     8.63%, 06/15/08........       558,352
     50,000   International Lease
                Finance Corp. 5.00%,
                04/15/10...............        50,986
    200,000   Textron Financial Corp.
                4.60%, 05/03/10........       201,892
                                         ------------
                                            2,543,345
                                         ------------
Diversified Telecommunication Services (0.8%):
    125,000   Bellsouth Corp. 6.00%,
                10/15/11...............       135,042
     80,000   British
                Telecommunications plc
                (United Kingdom) 8.37%,
                12/15/10...............        94,719
     60,000   Deutsche Telekom
                International Finance
                BV (Netherlands) 8.00%,
                06/15/10 (c)...........        69,536
     30,000   France Telecom S.A.
                (France) 8.00%,
                03/01/11 (c)...........        34,814
    300,000   Nynex Capital Funding Co.
                SUB, 8.23%, 10/15/09...       339,162
    200,000   Southwestern Bell
                Telephone 5.98%,
                10/22/07...............       206,946
    150,000   Sprint Capital Corp.
                6.00%, 01/15/07........       153,712
    125,000     7.63%, 01/30/11........       142,760
                                         ------------
                                            1,176,691
                                         ------------
Electric Utilities (0.9%):
    233,000   American Electric Power
                Co., Inc. 6.13%,
                05/15/06...............       237,093
     50,000   Carolina Power & Light
                Co. 5.13%, 09/15/13....        51,620
     25,000   Consolidated Edison Co.
                of New York 4.70%,
                06/15/09...............        25,438

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005
Continued

 12

JPMORGAN INVESTMENT TRUST BALANCED PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
AS OF JUNE 30, 2005
(UNAUDITED)

  SHARES
    OR
 PRINCIPAL
 AMOUNT($)      SECURITY DESCRIPTION       VALUE($)
-----------   -------------------------  ------------
CORPORATE BONDS, CONTINUED:
Electric Utilities, continued:
    100,000   Constellation Energy
                Group, Inc. 6.35%,
                04/01/07...............       103,479
    150,000   Dominion Resources, Inc.
                6.25%, 06/30/12........       162,830
    200,000   DTE Energy Co. 6.65%,
                04/15/09...............       215,319
    500,000   Exelon Corp. 6.75%,
                05/01/11...............       555,268
                                         ------------
                                            1,351,047
                                         ------------
Food & Staples Retailing (0.6%):
    350,000   Albertson's, Inc. 6.95%,
                08/01/09...............       377,904
    400,000   Kroger Co. (The) 8.05%,
                02/01/10...............       455,388
    100,000   Wal-Mart Stores, Inc.
                4.12%, 02/15/11 (c)....        99,495
                                         ------------
                                              932,787
                                         ------------
Gas Utilities (0.1%):
    173,000   Columbia Energy Group
                6.80%, 11/28/05........       174,870
     35,000   Sempra Energy 4.75%,
                05/15/09...............        35,315
                                         ------------
                                              210,185
                                         ------------
Insurance (0.4%):
     50,000   Ace INA Holdings, Inc.
                5.87%, 06/15/14........        52,398
    175,000   Allstate Corp. (The)
                6.12%, 02/15/12........       191,713
    100,000   American International
                Group, Inc. 2.87%,
                05/15/08...............        96,105
     75,000   Principal Life, Income
                Funding Trusts 3.20%,
                04/01/09...............        72,514
              Protective Life Secured
                Trust
     40,000     4.00%, 10/07/09........        39,687
     75,000     4.00%, 04/01/11........        73,767
                                         ------------
                                              526,184
                                         ------------
Media (0.8%):
              Comscast Cable
                Communications
    100,000     6.87%, 06/15/09 (c)....       108,932
    150,000     8.38%, 05/01/07........       160,913
     50,000   Comcast Cable
                Communications
                Holdings, Inc. 8.38%,
                03/15/13...............        60,968
     50,000   COX Communications, Inc.
                7.75%, 11/01/10........        56,613

  SHARES
    OR
 PRINCIPAL
 AMOUNT($)      SECURITY DESCRIPTION       VALUE($)
-----------   -------------------------  ------------
CORPORATE BONDS, CONTINUED:
Media, continued:
    450,000   Historic TW, Inc. 9.12%,
                01/15/13...............       568,644
    150,000   News America, Inc. 6.75%,
                01/09/38...............       170,334
     50,000   Thomson Corp. (The)
                4.25%, 08/15/09........        49,493
                                         ------------
                                            1,175,897
                                         ------------
Multi-Utilities (0.3%):
    250,000   Duke Energy Corp. 6.25%,
                01/15/12...............       272,816
    115,000   PSEG Power LLC 7.75%,
                04/15/11...............       132,585
                                         ------------
                                              405,401
                                         ------------
Office Electronics (0.1%):
     75,000   Pitney Bowes, Inc. 3.88%,
                06/15/13...............        72,071
                                         ------------
Oil, Gas & Consumable Fuels (0.3%):
    150,000   Conoco Funding Co. 6.35%,
                10/15/11...............       166,094
    250,000   Occidental Petroleum
                Corp. 9.25%,
                08/01/19...............       350,318
                                         ------------
                                              516,412
                                         ------------
Road & Rail (0.7%):
    100,000   Burlington Northern Santa
                Fe Corp. 6.13%,
                03/15/09...............       106,167
    150,000   CSX Corp. 7.45%,
                05/01/07...............       158,369
    150,000   Norfolk Southern Corp.
                7.05%, 05/01/37 (c)....       186,894
    500,000   Union Pacific Corp.
                6.65%, 01/15/11........       556,243
                                         ------------
                                            1,007,673
                                         ------------
Supranational (0.4%):
    475,000   Inter-American
                Development Bank 8.40%,
                09/01/09...............       553,867
                                         ------------
Thrifts & Mortgage Finance (0.3%):
    300,000   Countrywide Financial
                Corp. 4.00%,
                03/22/11...............       289,327
              Washington Mutual, Inc.
     50,000     4.20%, 01/15/10........        49,601
    125,000     4.62%, 04/01/14........       121,706
                                         ------------
                                              460,634
                                         ------------

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005
Continued

JPMORGAN INVESTMENT TRUST BALANCED PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
AS OF JUNE 30, 2005
(UNAUDITED)

  SHARES
    OR
 PRINCIPAL
 AMOUNT($)      SECURITY DESCRIPTION       VALUE($)
-----------   -------------------------  ------------
CORPORATE BONDS, CONTINUED:
Wireless Telecommunication Services (0.1%):
     75,000   New Cingular Wireless
                Services 7.88%,
                03/01/11...............        87,162
                                         ------------
  Total Corporate Bonds (Cost
  $17,580,484).........................    18,533,871
                                         ------------
U.S. GOVERNMENT AGENCY MORTGAGES (2.2%):
              Federal Home Loan
                Mortgage Corp. Gold
                Pool
    331,107     4.00%, 11/03/09........       324,217
     32,579     6.00%, 04/10/07........        33,687
    192,757     6.50%, 06/14/06-
                07/06/08...............       200,494
    182,167     7.00%, 10/11/06-
                06/01/13...............       191,869
      4,438     7.50%, 07/01/27........         4,759
     83,219     8.00%, 09/30/10-
                09/01/26...............        88,983
              Federal National Mortgage
                Association Pool
    249,802     5.50%, 05/25/10........       253,448
    114,941     6.00%, 08/01/13-
                12/01/13...............       118,942
    365,845     6.19%, 04/07/08........       382,604
     88,013     6.50%, 04/01/13........        91,629
    278,660     6.53%, 06/27/07........       289,597
    250,324     6.85%, 05/23/07........       260,836
     83,613     7.00%, 01/24/08-
                06/01/13...............        87,750
     60,243     7.50%, 08/01/09-
                10/01/27...............        63,579
    139,321     8.00%, 08/31/08-
                04/29/17...............       149,150
     61,421     8.50%, 11/01/18........        66,435
     27,882     9.00%, 10/30/06-
                11/29/17...............        30,040
              Government National
                Mortgage Association
                Pool
     97,100     6.50%, 09/15/13........       101,622
    156,674     7.00%, 01/08/07-
                11/25/08...............       162,528
     22,813     7.50%, 12/09/08-
                02/19/09...............        24,409

  SHARES
    OR
 PRINCIPAL
 AMOUNT($)      SECURITY DESCRIPTION       VALUE($)
-----------   -------------------------  ------------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
    219,693     8.00%, 01/10/06-
                09/15/27...............       236,242
    141,514     8.50%, 12/15/05-
                12/15/22...............       153,739
                                         ------------
  Total U.S. Government Agency
  Mortgages (Cost $3,187,122)..........     3,316,559
                                         ------------
U.S. GOVERNMENT AGENCY SECURITIES (1.1%):
    415,000   Federal Home Loan Bank
                System 5.88%,
                03/30/09...............       442,615
              Federal National Mortgage
                Association
    585,000     5.37%, 11/15/11 (c)....       626,933
    400,000     7.13%, 06/15/10 (c)....       455,550
    150,000     7.25%, 01/15/10........       170,091
                                         ------------
  Total U.S. Government Agency
  Securities (Cost $1,653,459).........     1,695,189
                                         ------------
U.S. TREASURY OBLIGATIONS (7.4%):
  2,200,000   U.S. Treasury Bonds
                10.38%, 11/15/12 (c)...     2,530,429
    830,424   U.S. Treasury Inflation
                Indexed Bonds 3.88%,
                01/15/09...............       903,573
              U.S. Treasury Notes
  3,000,000     5.00%, 08/15/11 (c)....     3,198,399
    250,000     6.50%, 08/15/05........       251,075
              U.S. Treasury STRIPS
  5,000,000     Zero Coupon,
                02/15/12...............     3,881,630
    300,000     Zero Coupon, 08/15/15
                (c)....................       198,539
                                         ------------
  Total U.S. Treasury Obligations
  (Cost $10,849,042)...................    10,963,645
                                         ------------
FOREIGN GOVERNMENT SECURITIES (0.7%):
    900,000   Hydro Quebec, Series B
                (Canada) 6.52%,
                02/23/06...............       914,980
              Mexico Government
                International Bond
                (Mexico)
     80,000     4.63%, 10/08/08........        80,640
     40,000     6.38%, 01/16/13........        42,840
                                         ------------
  Total Foreign Government Securities
  (Cost $1,016,248)....................     1,038,460
                                         ------------
SHORT-TERM INVESTMENTS (1.4%):
Investment Company (1.4%):
  2,033,065   JPMorgan Liquid Asset
                Money Market Fund (b)
                (Cost $2,033,065)......     2,033,065
                                         ------------

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005
Continued

 14

JPMORGAN INVESTMENT TRUST BALANCED PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
AS OF JUNE 30, 2005
(UNAUDITED)

  SHARES
    OR
 PRINCIPAL
 AMOUNT($)      SECURITY DESCRIPTION       VALUE($)
-----------   -------------------------  ------------
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED
(9.3%):
Investment Companies (1.9%):
  1,023,887   BGI Prime Money Market
                Fund...................     1,023,887
  1,704,227   Morgan Stanley
                Institutional Liquidity
                Fund...................     1,704,227
                                         ------------
                                            2,728,114
                                         ------------
Repurchase Agreements (7.4%):
  1,000,000   Lehman Brothers Inc.
                3.61%, 07/01/05........     1,000,000
 10,000,000   Merrill Lynch Securities
                3.58%, 07/01/05........    10,000,000
                                         ------------
                                           11,000,000
                                         ------------
  Total of Investments of Cash
  Collateral for Securities Loaned
  (Cost $13,728,114)...................    13,728,114
                                         ------------
TOTAL INVESTMENTS (107.5%):
  (Cost $156,056,705)                     159,019,565
LIABILITIES IN EXCESS OF OTHER ASSETS
  (7.5%):                                 (11,107,787)
                                         ------------
NET ASSETS (100.0%):                     $147,911,778
                                         ============

------------
Percentages indicated are based on net assets.

Abbreviations:

(a) Non-income producing security.

(b) Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.

(c) Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(d) Defaulted Security.

(e) All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(g) Amount rounds to less than 0.1%.


ADR  American Depositary Receipt.
CMO  Collateralized Mortgage Obligation.
FRN Floating Rate Note. The rate shown is the rate in effect as of June 30, 2005.
REIT Real Estate Investment Trust.
SUB Step-Up Bond. The rate shown is the rate in effect as of June 30, 2005.

IF Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (increase) in a specified index.

PO Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

See notes to financial statements.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

JPMORGAN INVESTMENT TRUST BALANCED PORTFOLIO
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
AS OF JUNE 30, 2005
(UNAUDITED)

ASSETS:
Investments in non-affiliates, at value.....................    $156,986,500
Investments in affiliates, at value.........................       2,033,065
                                                                ------------
Total investment securities at value........................     159,019,565
Cash........................................................         419,427
Receivables:
  Investment securities sold................................       2,239,826
  Fund shares sold..........................................          10,908
  Interest and dividends....................................         692,378
Prepaid expenses and other assets...........................           9,897
                                                                ------------
Total Assets................................................     162,392,001
                                                                ------------
LIABILITIES:
Payables:
  Investment securities purchased...........................         569,646
  Collateral for securities lending program.................      13,728,114
  Fund shares redeemed......................................          75,385
Accrued liabilities:
  Investment advisory fees..................................          86,897
  Administration fees.......................................          18,507
  Other.....................................................           1,674
                                                                ------------
Total Liabilities...........................................      14,480,223
                                                                ------------
NET ASSETS:.................................................     147,911,778
                                                                ============
Paid in Capital.............................................     149,332,811
Accumulated undistributed (distributions in excess of) net
  investment income.........................................       1,728,948
Accumulated undistributed net realized gains (losses) from
  investments...............................................      (6,112,841)
Net unrealized appreciation (depreciation) from
  investments...............................................       2,962,860
                                                                ------------
Net Assets..................................................    $147,911,778
                                                                ============
SHARES OF BENEFICIAL INTEREST OUTSTANDING:..................      10,163,951
                                                                ============
Net asset value, offering and redemption price per share....    $      14.55
                                                                ============
  Cost of Investments.......................................    $156,056,705
  Investment securities on loan, at value...................       8,751,897

See notes to financial statements.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

 16

JPMORGAN INVESTMENT TRUST BALANCED PORTFOLIO
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2005
(UNAUDITED)

INVESTMENT INCOME:
Dividend income.............................................    $   783,795
Dividend income from affiliates*............................         64,464
Interest income.............................................      1,569,293
Income from securities lending (net)........................         17,744
                                                                -----------
Total Investment Income.....................................      2,435,296
                                                                -----------
EXPENSES:
Investment advisory fees....................................        543,007
Administration fees.........................................        114,232
Custodian fees..............................................         14,743
Professional fees...........................................         10,793
Trustees' fees..............................................            453
Transfer agent fees.........................................          4,036
Other.......................................................         11,538
                                                                -----------
Total Expenses..............................................        698,802
                                                                -----------
Net Investment Income (Loss)................................      1,736,494
                                                                -----------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain (loss) on transactions from investments...      1,059,787
Change in net unrealized appreciation/depreciation of
  investments...............................................     (3,306,788)
                                                                -----------
Net realized/unrealized gains (losses) on investments.......     (2,247,001)
                                                                -----------
Change in net assets resulting from operations..............    $  (510,507)
                                                                ===========
* Includes reimbursements of investment advisory and
  administration fees:......................................    $     7,877
                                                                -----------

See notes to financial statements.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

JPMORGAN INVESTMENT TRUST BALANCED PORTFOLIO
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                 SIX MONTHS
                                                                   ENDED
                                                                  JUNE 30,         YEAR ENDED
                                                                    2005          DECEMBER 31,
                                                                (UNAUDITED)           2004
                                                              ----------------    ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)..............................    $  1,736,494      $  3,977,511
  Net realized gain (loss) on investments...................       1,059,787         5,166,510
  Change in net unrealized appreciation/depreciation of
    investments.............................................      (3,306,788)          163,542
                                                                ------------      ------------
Increase (decrease) in net assets from operations...........        (510,507)        9,307,563
                                                                ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income................................      (4,091,588)       (3,986,689)
                                                                ------------      ------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares issued...............................       2,013,861         7,593,120
  Dividends reinvested......................................       4,091,588         3,986,689
  Cost of shares redeemed...................................     (19,619,015)      (30,113,402)
                                                                ------------      ------------
Increase (decrease) from capital transactions...............     (13,513,566)      (18,533,593)
                                                                ------------      ------------
NET ASSETS:
  Total increase (decrease) in net assets...................     (18,115,661)      (13,212,719)
  Beginning of period.......................................     166,027,439       179,240,158
                                                                ------------      ------------
  End of period.............................................    $147,911,778      $166,027,439
                                                                ============      ============
Accumulated undistributed (distributions in excess of) net
  investment income.........................................    $  1,728,948      $  4,084,042
                                                                ------------      ------------
SHARE TRANSACTIONS:
  Issued....................................................         138,362           525,753
  Reinvested................................................         286,125           279,180
  Redeemed..................................................      (1,343,965)       (2,089,677)
                                                                ------------      ------------
Change in Shares............................................        (919,478)       (1,284,744)
                                                                ============      ============

See notes to financial statements.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

 18

JPMORGAN INVESTMENT TRUST BALANCED PORTFOLIO
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                                PER SHARE OPERATING PERFORMANCE
                               --------------------------------------------------------------------------------------------------
                                                INVESTMENT OPERATIONS                                  DISTRIBUTIONS
                               -------------------------------------------------------    ---------------------------------------
                                                           NET REALIZED
                                                               AND
                               NET ASSET       NET          UNREALIZED        TOTAL
                                VALUE,      INVESTMENT        GAINS            FROM          NET          NET
                               BEGINNING      INCOME       (LOSSES) ON      INVESTMENT    INVESTMENT    REALIZED        TOTAL
                               OF PERIOD      (LOSS)       INVESTMENTS      OPERATIONS      INCOME       GAINS      DISTRIBUTIONS
                               ---------    ----------    --------------    ----------    ----------    --------    -------------
Six Months Ended June 30,
 2005 (Unaudited)............   $14.98        $0.19           $(0.23)         $(0.04)       $(0.39)      $   --        $(0.39)
Year Ended December 31,
 2004........................    14.49         0.36             0.45            0.81         (0.32)          --         (0.32)
Year Ended December 31,
 2003........................    12.77         0.32             1.80            2.12         (0.40)          --         (0.40)
Year Ended December 31,
 2002........................    14.48         0.40            (2.09)          (1.69)           --(c)     (0.02)        (0.02)
Year Ended December 31,
 2001........................    15.48         0.39            (0.95)          (0.56)        (0.38)       (0.06)        (0.44)
Year Ended December 31,
 2000........................    15.68         0.39            (0.13)           0.26         (0.45)       (0.01)        (0.46)

------------

(a) Annualized for periods less than one year

(b) Not annualized for periods less than one year

(c) Amounts less than $0.01

See notes to financial statements.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

--------------------------------------------------------------------------------

                                                                                   RATIOS/SUPPLEMENTAL DATA:
                                                                  ------------------------------------------------------------
                                                                                RATIOS TO AVERAGE NET ASSETS: (a)
                                            NET                                -----------------------------------
                                           ASSET                  NET ASSETS                   NET
                                          VALUE,                    END OF                 INVESTMENT    EXPENSES    PORTFOLIO
                                          END OF       TOTAL        PERIOD        NET        INCOME       WITHOUT    TURNOVER
                                          PERIOD     RETURN (b)    (000'S)     EXPENSES      (LOSS)       WAIVERS    RATE (b)
                                         ---------   ----------   ----------   ---------   -----------   ---------   ---------
Six Months Ended June 30, 2005
  (Unaudited)                             $14.55        (0.24)     $147,912      0.90%        2.24%        0.90%        57%
Year Ended December 31, 2004               14.98         5.73       166,027      0.88         2.29         0.89         52
Year Ended December 31, 2003               14.49        17.20       179,240      0.88         2.37         0.89         36
Year Ended December 31, 2002               12.77       (11.68)      154,802      0.88         2.77         0.89         29
Year Ended December 31, 2001               14.48        (3.57)      196,030      0.87         2.60         0.88         34
Year Ended December 31, 2000               15.48         1.65       208,568      0.90         2.58         0.90         33

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

 20

JPMORGAN INVESTMENT TRUST BALANCED PORTFOLIO
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION

   JPMorgan Investment Trust (formerly One Group Investment Trust) (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The Balanced Portfolio is a separate Portfolio of the Trust (the "Portfolio").

   Effective May 1, 2005, the Board of Trustees approved the name change from One Group Investment Trust Balanced Portfolio to JPMorgan Investment Trust Balanced Portfolio.

   Portfolio shares are offered only to separate accounts of participating insurance companies and eligible plans. Individuals may not purchase shares directly from the Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     A. VALUATION OF INVESTMENTS

     Listed securities are valued at the last sale price on the exchange on which they are primarily traded. The value of National Market Systems equity securities quoted by the NASDAQ Stock Market shall generally be the NASDAQ Official Closing Price. Unlisted securities are valued at the last sale price provided by an independent pricing agent or principal market maker. Listed securities for which the latest sales prices are not available are valued at the mean of the latest bid and ask price as of the closing of the primary exchange where such securities are normally traded. Corporate debt securities, debt securities issued by the U.S. Treasury or a U.S. government agency (other than short-term investments maturing in less than 61 days), and municipal securities are valued each day based on readily available market quotations received from third party broker-dealers of comparable securities or independent or affiliated pricing services approved by the Board of Trustees. Such pricing services and broker-dealers will generally provide bid-side quotations. Short-term investments maturing in less than 61 days are valued at amortized cost, which approximates market value. Investments in other open-end investment companies are valued at such investment company's current day closing net asset value per share.

     Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Trustees. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. In accordance with procedures adopted by the Trustees, the Portfolio applies fair value pricing on a daily basis for all non-U.S. and non-Canadian equity securities held in their portfolios by utilizing the quotations of an independent pricing service, unless the Portfolio's adviser determines that use of another valuation methodology is appropriate. The pricing services use statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, in determining the fair value as of the time the Portfolio calculates its net asset value.

     B. REPURCHASE AGREEMENTS

     The Portfolio may enter into repurchase agreement transactions with institutions that meet the advisor's credit guidelines. Each repurchase agreement is valued at amortized cost. The Portfolio requires that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Portfolio to obtain

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005
Continued

JPMORGAN INVESTMENT TRUST BALANCED PORTFOLIO
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

     collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Portfolio may be delayed or limited.

     C. SECURITIES LENDING

     To generate additional income, the Portfolio may lend up to 33 1/3% of its assets pursuant to agreements ("borrower agreements") requiring that the loan be continuously secured by cash or securities issued by the U.S. government or its agencies or instrumentalities (collectively, U.S. government securities"). JPMorgan Chase Bank, N.A. ("JPMCB"), an affiliate of the Portfolio, serves as lending agent to the Portfolio pursuant to a Securities Lending Agreement approved by the Board of Trustees (the "Securities Lending Agreement"). The Securities Lending Agreement was effective with respect to the Balanced Portfolio on December 6, 2004 and an amended and restated agreement was approved by the Board at a meeting held on August 11, 2005.

     Under the Securities Lending Agreement, JPMCB acting as agent for the Portfolio loans securities to approved borrowers pursuant to approved borrower agreements in exchange for collateral equal to at least 100% of the market value of the loaned securities plus accrued interest. During the term of the loan, the Portfolio receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral in accordance with investment guidelines contained in the Securities Lending Agreement. For loans secured by cash, the Portfolio retains the interest on cash collateral investments but is required to pay the borrower a rebate for use of the cash collateral. For loans secured by US government securities, the borrower pays a borrower fee to the lending agent on behalf of the Portfolio. The net income earned on the securities lending (after payment of rebates and fees) is included in the Statement of Operations as Income from securities lending (net). Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

     Under the Securities Lending Agreement, JPMCB is entitled to a fee equal to
     (i) 6 basis points (.06 of 1%), calculated on an annualized basis and accrued daily, based upon the value of Collateral received from Borrowers for each Loan of U.S. Securities outstanding during a given month under this Lending Agreement; and (ii) 11.42 basis points (.1142 of 1%), calculated on an annualized basis and accrued daily, based upon the value of Collateral received from Borrowers for each Loan of non-U.S. Securities outstanding during a given month under this Lending Agreement. For the period from the effective date of the Agreement through June 30, 2005, JPMCB voluntarily reduced its fees to: (i) 5 basis points (.05 of 1%) for each Loan of U.S. Securities and (ii) 10 basis points (.1 of 1%) for each Loan of non-U.S. Securities, respectively.

     As of June 30, 2005, the Portfolio had securities with the following market values on loan, received the following collateral for the period then ended and paid the following amounts to related party affiliates:

   LENDING       MARKET       MARKET VALUE
    AGENT       VALUE OF       OF LOANED
  FEES PAID    COLLATERAL*     SECURITIES
  ---------    -----------    ------------
   $3,265      $13,728,114     $8,751,897

     * Includes securities and cash collateral.

     Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMCB will indemnify the Portfolio for any losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Portfolio or the borrower at any time, and are, therefore, not considered to be illiquid investments.

     D. SECURITY TRANSACTIONS AND INVESTMENT INCOME

     Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the interest method adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date or when the Portfolio first learns of the dividend.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005
Continued

 22

JPMORGAN INVESTMENT TRUST BALANCED PORTFOLIO
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

     E. ALLOCATION OF EXPENSES

     Expenses directly attributable to a Portfolio are charged directly to that Portfolio while the expenses attributable to more than one Portfolio of the Trust are allocated among the respective Portfolios.

     F. FEDERAL INCOME TAXES

     The Portfolio is treated as a separate taxable entity for Federal income tax purposes. The Portfolio's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary. The Portfolio is also a segregated portfolio of assets for insurance purposes and intends to comply with the diversification requirements at Subchapter L of the Internal Revenue Code.

     F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income generally are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Distributions from net investment income and from net capital gains are determined in accordance with U.S. income tax regulations, which may differ from U.S. generally accepted accounting principles. The Portfolio may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     A. INVESTMENT ADVISORY FEE

     Pursuant to the Investment Advisory Agreement, JPMorgan Investment Advisors Inc. (the "Advisor") (formerly known as Banc One Investment Advisors Corporation) acts as the investment advisor to the Portfolio. The Advisor is an indirect wholly-owned subsidiary of JPMCB, which is a subsidiary of JPMorgan Chase & Co. ("JPMorgan"). The Advisor supervises the investments of the Portfolio and for such services is paid a fee. The fee is accrued daily and paid monthly based on the Portfolio's average daily net assets. The annual fee rate for the Balanced Portfolio is 0.70%.

     The Portfolio may invest in one or more money market funds advised by the Advisor or its affiliates. Investment advisory and administrative fees are waived and/or reimbursed to the Portfolio in an amount sufficient to offset any doubling up of these fees related to the Portfolio's investment in an affiliated money market fund.

     B. ADMINISTRATION FEE

     Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the "Administrator") (formerly One Group Administrative Services, Inc.), an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Portfolio. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.18% of the first $250 million of the average daily net assets of the Trust (excluding the Equity Index Portfolio) and 0.14% of the average daily net assets of the Trust in excess of $250 million (excluding the Equity Index Portfolio).

     Effective December 6, 2004, JPMCB began providing portfolio fund accounting services and receives a portion of the fees payable to the Administrator. Prior to this date, BISYS Fund Services, L.P. ("BISYS") served as the Portfolio's fund accounting agent and received a portion of the fees paid to the Administrator.

     Effective July 1, 2005, J.P. Morgan Investor Services, Co. ("JPMIS") began serving as the Portfolio's sub-administrator. For its services as sub-administrator, JPMIS receives a portion of the fees payable to the Administrator. Prior to July 1, 2005, BISYS served as the Portfolio's sub-administrator. For its services as sub-administrator, BISYS received a portion of the fees paid to the Administrator.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005
Continued

JPMORGAN INVESTMENT TRUST BALANCED PORTFOLIO
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

     C. DISTRIBUTION FEES

     Effective May 1, 2005, pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the "Distributor"), a wholly-owned subsidiary of JPMorgan, serves as the Trust's exclusive underwriter and promotes and arranges for the sale of the Portfolio's shares. The Distributor receives no compensation in its capacity as the Portfolio's underwriter.

     D. CUSTODIAN FEES

     On August 12, 2004, the Board of Trustees approved an agreement with JPMCB to act as the Portfolio's custodian. The transition to JPMCB from the previous service provider was completed on December 6, 2004.

     The amounts paid directly to JPMCB by the Portfolio for custody services are included in custodian fees in the Statement of Operations. The custodian fees may be reduced by credits earned by the Portfolio, based on uninvested cash balances held by the custodian.

     E. WAIVERS AND REIMBURSEMENTS

     The Advisor and Administrator have contractually agreed to waive fees or reimburse the Portfolio to the extent that total operating expenses (excluding dividend expenses on short sales, interest, taxes, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.98% of the Portfolio's average daily net assets.

     The contractual expense limitation agreements were in effect for the period ended June 30, 2005. Effective September 1, 2005, the contractual expense limitation for the Portfolio will be 0.78%. The new expense limitation will be in place until at least April 30, 2007.

     F. OTHER

     Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Distributor. Such officers receive no compensation from the Portfolio for serving in their respective roles.

     The Trust adopted a Trustee Deferred Compensation Plan (the "Plan") which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various JPMorgan Funds until distribution in accordance with the Plan.

     During the period, certain Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

     The Portfolio may use related party brokers/dealers. For the period ended June 30, 2005, the Portfolio did not incur any brokerage commissions with brokers/dealers affiliated with the Advisor.

     The SEC has granted an exemptive order permitting the Portfolio to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

4. INVESTMENT TRANSACTIONS

   During the period ended June 30, 2005, purchases and sales of investments (excluding short-term investments) were as follows:

                                           PURCHASES             SALES
                                           (EXCLUDING          (EXCLUDING        PURCHASES OF         SALES OF
                                        U.S. GOVERNMENT)    U.S. GOVERNMENT)    U.S. GOVERNMENT    U.S. GOVERNMENT
                                        ----------------    ----------------    ---------------    ---------------
                                          $24,565,975         $35,883,416         $8,483,120         $12,081,629

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005
Continued

 24

JPMORGAN INVESTMENT TRUST BALANCED PORTFOLIO
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

5. FEDERAL INCOME TAX MATTERS

   For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at June 30, 2005, were as follows:

                     GROSS            GROSS         NET UNREALIZED
   AGGREGATE       UNREALIZED       UNREALIZED       APPRECIATION
      COST        APPRECIATION    (DEPRECIATION)    (DEPRECIATION)
   ---------      ------------    --------------    --------------
  $156,056,705     $9,507,743      $(6,544,883)       $2,962,860

6. BORROWINGS

   Effective February 18, 2005, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the JPMorgan Funds including the Portfolio. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Portfolio's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing.

   As of June 30, 2005, the Portfolio had no outstanding borrowings from the unsecured uncommitted credit facility.

7. CONCENTRATIONS AND INDEMNIFICATIONS

   In the normal course of business the Portfolio enters into contracts that contain a variety of representations which provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

JPMORGAN INVESTMENT TRUST BALANCED PORTFOLIO
--------------------------------------------------------------------------------

TRUSTEES

                                                              NUMBER OF FUNDS
                                                                     IN
NAME (YEAR OF BIRTH);                                           FUND COMPLEX
POSITIONS WITH                  PRINCIPAL OCCUPATIONS             OVERSEEN           OTHER DIRECTORSHIPS HELD
THE TRUST (SINCE)                DURING PAST 5 YEARS           BY TRUSTEE(1)           OUTSIDE FUND COMPLEX
------------------------   -------------------------------   ------------------   -------------------------------
INDEPENDENT TRUSTEES
William J. Armstrong       Retired; Vice President &                114           None.
(1941); Trustee            Treasurer of Ingersoll-Rand
since 2005.                Company (manufacturer of
                           industrial equipment)
                           (1972-2000).


Roland R. Eppley, Jr.      Retired; President & Chief               114           Director, Janel Hydro, Inc.
(1932); Trustee            Executive Officer, Eastern                             (automotive) (1993-present).
since 2005.                Sales Bankcard (1971-1988).


John F. Finn               President and Chief Executive            113*          Director, Cardinal Health, Inc
(1947); Trustee            Officer of Gardner, Inc.                               (CAH) (1994-present).
since 1998.                (wholesale distributor to
                           outdoor power equipment
                           industry) (1979-present).


Dr. Matthew Goldstein      Chancellor of the City                   114           Trustee of Bronx-Lebanon
(1941); Trustee            University of New York                                 Hospital Center (1992-present);
since 2005.                (1999-present); President,                             Director of New Plan Excel
                           Adelphi University (New York)                          Realty Trust, Inc. (real estate
                           (1998-1999).                                           investment trust) (2000-
                                                                                  present); Director of Lincoln
                                                                                  Center Institute for the Arts
                                                                                  in Education (1999-present).


Robert J. Higgins          Retired; Director of                     114           Director of Providian Financial
(1945);                    Administration of the State of                         Corp. (banking) (2002-present).
Trustee since 2005.        Rhode Island (2003-2004);
                           President - Consumer Banking
                           and Investment Services, Fleet
                           Boston Financial (1971-2001).


Peter C. Marshall          Self-employed business                   113*          None.
(1942); Trustee since      consultant (2002-present);
1994.                      Senior Vice President, W.D.
                           Hoard, Inc. (corporate parent
                           of DCI Marketing, Inc.)
                           (2000-2002); President, DCI
                           Marketing, Inc. (1992-2000).


Marilyn McCoy              Vice President of                        113*          Director, Mather LifeWays
(1948); Trustee since      Administration and Planning,                           (1994- present); Director,
1999.                      Northwestern University                                Carleton College
                           (1985-present).                                        (2003-present).


William G. Morton, Jr.     Retired; Chairman Emeritus               114           Director of Radio Shack
(1937); Trustee since      (2001-2002), and Chairman and                          Corporation (electronics)
2005.                      Chief Executive Officer, Boston                        (1987-present); Director of The
                           Stock Exchange (1985-2001).                            National Football Foundation
                                                                                  and College Hall of Fame (1994-
                                                                                  present); Trustee of the
                                                                                  Berklee College of Music
                                                                                  (1998-present); Trustee of the
                                                                                  Stratton Mountain School
                                                                                  (2001-present).


Robert A. Oden, Jr.        President, Carleton College              113*          Director, American University
(1946); Trustee since      (2002-present); President,                             in Cairo.
1997.                      Kenyon College (1995-2002).


Fergus Reid, III (1932);   Chairman of Lumelite                     114           Trustee of Morgan Stanley Funds
Trustee (Chairman) since   Corporation (plastics                                  (209 portfolios)
2005.                      manufacturing) (2003- present);                        (1995-present).
                           Chairman and Chief Executive
                           Officer of Lumelite Corporation
                           (1985-2002).


JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

 26

JPMORGAN INVESTMENT TRUST BALANCED PORTFOLIO
--------------------------------------------------------------------------------

TRUSTEES, CONTINUED

                                                              NUMBER OF FUNDS
                                                                     IN
NAME (YEAR OF BIRTH);                                           FUND COMPLEX
POSITIONS WITH                  PRINCIPAL OCCUPATIONS             OVERSEEN           OTHER DIRECTORSHIPS HELD
THE TRUST (SINCE)                DURING PAST 5 YEARS           BY TRUSTEE(1)           OUTSIDE FUND COMPLEX
------------------------   -------------------------------   ------------------   -------------------------------
Frederick W. Ruebeck       Advisor, Jerome P. Green &               113*          Director, AMS Group (2001-
(1939); Trustee since      Associates, LLC (broker-dealer)                        present); Director, Wabash
1994.                      (2002-present); Investment                             College (1988-present);
                           Officer, Wabash College                                Trustee, Seabury- Western
                           (2004-present); self-employed                          Theological Seminary
                           consultant (January                                    (1993-present); Chairman,
                           2000-present); Director of                             Indianapolis Symphony Orchestra
                           Investments, Eli Lilly and                             Foundation (1994-present).
                           Company (1988-1999).


James J. Schonbachler      Retired; Managing Director of            114           None.
(1943); Trustee since      Bankers Trust Company
2005.                      (financial services)
                           (1968-1998).

INTERESTED TRUSTEE


Leonard M. Spalding,       Retired; Chief Executive                 114           None.
Jr.** (1935); Trustee      Officer of Chase Mutual Funds
since 2005.                (investment company)
                           (1989-1998); President & Chief
                           Executive Officer of Vista
                           Capital Management (investment
                           management) (1990-1998); Chief
                           Investment Executive of Chase
                           Manhattan Private Bank
                           (investment management)
                           (1990-1998).

------------

(1) A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies.
     The JPMorgan Funds Complex for which the Board of Trustees includes nine registered investment companies (114 funds) as of August 29, 2005.
  * This Trustee does not oversee the UM Investment Trust II which is the registered investment company for the Undiscovered Managers Spinnaker Fund, and therefore oversees eight registered investment companies (113 funds) as of August 29, 2005.
 ** Mr. Spalding is deemed to be an "interested person" due to his ownership of JPMorgan Chase stock.

The contact address for each of the Trustees is 522 Fifth Avenue, New York, NY 10036.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

JPMORGAN INVESTMENT TRUST BALANCED PORTFOLIO
--------------------------------------------------------------------------------

OFFICERS

NAME (YEAR OF BIRTH),
POSITIONS HELD WITH
THE TRUST (SINCE)                       PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS
----------------------------   ------------------------------------------------------------
George C.W. Gatch (1962),      Managing Director of JPMorgan Investment Management Inc.;
President (2004)               Director and President, JPMorgan Distribution Services, Inc.
                               and JPMorgan Funds Management, Inc. since 2005; Mr. Gatch is
                               CEO and President of JPMorgan Funds. Mr. Gatch has been an employee since 1986. Mr. Gatch has held positions such as
                               President and CEO of DKB Morgan, a Japanese mutual fund
                               company which was a joint venture between J.P. Morgan and
                               Dai-Ichi Kangyo Bank, as well as positions in business
                               management, marketing and sales.


Robert L. Young (1963),        Director and Vice President of JPMorgan Distribution
Senior Vice President          Services, Inc. and JPMorgan Funds Management, Inc.; Chief
(2004)*                        Operating Officer, JPMorgan Funds since 2005, and One Group
                               Mutual Funds from 2001 until 2005. Mr. Young was Vice
                               President and Treasurer, JPMorgan Funds Management, Inc.
                               (formerly One Group Administrative Services) and Vice
                               President and Treasurer, JPMorgan Distribution Services,
                               Inc. (formerly One Group Dealer Services, Inc.) from 1999 to
                               2005.


Patricia A. Maleski (1960),    Vice President, JPMorgan Funds Management, Inc.; previously,
Vice President and Chief       Treasurer, JPMorgan Funds and Head of Funds Administration
Administrative Officer         and Board Liaison. Ms. Maleski was the Vice President of
(2004)                         Finance for the Pierpont Group, Inc., an independent company owned by the Board of Directors/Trustees of the JPMorgan
                               Funds, prior to joining J.P. Morgan Chase & Co. in 2001.


Stephanie J. Dorsey (1969),    Vice President, JPMorgan Funds Management, Inc.; Director of
Treasurer (2004)*              Mutual Fund Administration, JPMorgan Funds Management, Inc.
                               (formerly One Group Administrative Services), from 2004 to
                               2005; Ms. Dorsey worked for JPMorgan Chase & Co., (formerly
                               Bank One Corporation) from 2003 to 2004; prior to joining
                               Bank One Corporation, she was a Senior Manager specializing in Financial Services audits at PricewaterhouseCoopers LLP from 1992 through 2002.


Stephen M. Ungerman (1953),    Senior Vice President, JPMorgan Chase & Co.; Mr. Ungerman
Senior Vice President, Chief   was head of Fund Administration - Pooled Vehicles from 2000
Compliance Officer (2004)      to 2004. Mr. Ungerman held a number of positions in
                               Prudential Financial's asset management business prior to
                               2000.


Paul L. Gulinello (1950),      Vice President and Anti Money Laundering Compliance Officer
AML Compliance Officer         for JPMorgan Asset Management Americas, additionally
(2005)                         responsible for personal trading and compliance testing
                               since 2004; Treasury Services Operating Risk Management and
                               Compliance Executive supporting all JPMorgan Treasury
                               Services business units from July 2000 to 2004.


Stephen M. Benham (1959),      Vice President and Assistant General Counsel, JPMorgan Chase
Secretary (2005)               & Co. since 2004; Vice President (Legal Advisory) of Merrill
                               Lynch Investment Managers, L.P. from 2000 to 2004; attorney associated with Kirkpatrick & Lockhart LLP from 1997 to
                               2000.


Elizabeth A. Davin (1964),     Vice President and Assistant General Counsel, JPMorgan Chase
Assistant Secretary (2004)*    & Co. since 2005;Senior Counsel, JPMorgan Chase & Co.
                               (formerly Bank One Corporation) from 2004-2005; Assistant
                               General Counsel and Associate General Counsel and Vice
                               President, Gartmore Global Investments, Inc. from 1999 to
                               2004.


Jessica K. Ditullio (1962),    Vice President and Assistant General Counsel, JPMorgan Chase
Assistant Secretary (2000)*    & Co. since 2005; Ms. Ditullio has served as attorney with various titles for JPMorgan Chase & Co. (formerly Bank One
                               Corporation) since 1990.


Nancy E. Fields (1949),        Vice President, JPMorgan Funds Management, Inc. and JPMorgan
Assistant Secretary (2000)*    Distribution Services, Inc.; from 1999-2005, Director,
                               Mutual Fund Administration, JPMorgan Funds Management, Inc.
                               (formerly One Group Administrative Services, Inc.) and
                               Senior Project Manager, Mutual Funds, JPMorgan Distribution
                               Services, Inc. (formerly One Group Dealer Services, Inc.).


Suzanne E. Cioffi (1967),      Vice President, JPMorgan Funds Management, Inc., responsible
Assistant Treasurer (2005)     for mutual fund financial reporting. Ms. Cioffi has overseen various fund accounting, custody and administration
                               conversion projects during the past five years.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

 28

JPMORGAN INVESTMENT TRUST BALANCED PORTFOLIO
--------------------------------------------------------------------------------

OFFICERS, CONTINUED

NAME (YEAR OF BIRTH),
POSITIONS HELD WITH
THE TRUST (SINCE)                       PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS
----------------------------   ------------------------------------------------------------


Christopher D. Walsh (1965),   Vice President, JPMorgan Funds Management, Inc., Mr. Walsh
Assistant Treasurer (2004)     has managed all aspects of institutional and retail mutual fund administration and vendor relationships within the
                               mutual funds, commingled/ERISA funds, 3(c)(7) funds, hedge funds and LLC products. Mr. Walsh was a director of Mutual
                               Fund Administration at Prudential Investments from 1996 to
                               2000.

Arthur A. Jensen (1966),       Vice President, JPMorgan Funds Management, Inc. since April
Assistant Treasurer (2005)*    2005; formerly, Vice President of Financial Services of
                               BISYS Fund Services, Inc. from 2001 until 2005; Mr. Jensen was Section Manager at Northern Trust Company and Accounting
                               Supervisor at Allstate Insurance Company prior to 2001.


------------

The contact address for each of the officers, unless otherwise noted, is 522 Fifth Avenue, New York, NY 10036.

* The contact address for the officer is 1111 Polaris Parkway, Columbus, OH
  43271.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

JPMORGAN INVESTMENT TRUST BALANCED PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF SHAREHOLDER EXPENSES

HYPOTHETICAL $1,000 INVESTMENT AT BEGINNING OF PERIOD
AS OF JUNE 30, 2005
(UNAUDITED)

As a shareholder of the Portfolio, you incur ongoing costs, including investment advisory fees, administration fees and other portfolio expenses. Because the Portfolio is a funding vehicle for Policies and Eligible Plans, you may also incur sales charges and other fees relating to the Policies or Eligible Plans. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio, but not the costs of the Policies or Eligible Plans, and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Portfolio at the beginning of the reporting period, January 1, 2005, and continued to hold your shares at the end of the reporting period, June 30, 2005.

ACTUAL EXPENSES
The first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other Portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees or the costs associated with the Policies or Eligible Plans through which the Portfolio is held. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different Portfolios. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

                                                                          ENDING         EXPENSES PAID
                                                        BEGINNING         ACCOUNT        DURING PERIOD      ANNUALIZED
                                                     ACCOUNT VALUE,       VALUE,       JANUARY 1, 2005 TO    EXPENSE
                                                     JANUARY 1, 2005   JUNE 30, 2005     JUNE 30, 2005        RATIO
                                                     ---------------   -------------   ------------------   ----------
Actual.............................................      $1,000           $  998             $4.46             0.90%
Hypothetical.......................................      $1,000           $1,020             $4.51             0.90%

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

JPMorgan Funds are distributed by JPMorgan Distribution Services, Inc. which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a prospectus.

The financial information in this report has been taken from the books and records of the Funds without examination by independent auditors, who express no opinion thereon.

CONTACT JPMORGAN FUNDS SERVICE CENTER AT 1-800-480-4111 FOR A FUND PROSPECTUS. YOU CAN ALSO VISIT US AT WWW.JPMORGANFUNDS.COM. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES AND RISK AS WELL CHARGES AND EXPENSES OF THE MUTUAL FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE MUTUAL FUND. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

No sooner than 30 days after the end of each month, each Fund will make available upon request a complete uncertified schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, each Fund will make available a certified complete schedule of its portfolio holdings as of the last day that quarter. In addition to providing hard copies upon request, the Fund will post these quarterly schedules in the variable insurance portfolio section of www.jpmorganfunds.com and on the SEC's website at www.sec.gov.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111.

A description of each Fund's policies and procedures with respect to the disclosure of each Fund's portfolio holdings is available in the Statement of Additional Information.

A copy of proxy policies and procedures are available without charge upon request by calling 1-800-480-4111 and on the SEC's website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of the Fund's voting record is available on the SEC's website at www.sec.gov or in the variable insurance portfolio section of www.jpmorganfunds.com. The Fund's proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

                                                               [JPMORGAN LOGO]
SAN-JPMITBALP-605                                              ASSET MANAGEMENT

                               SEMI-ANNUAL REPORT
                   SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)























                                    JPMORGAN
                                   INVESTMENT
                                     TRUST


                                 Bond Portfolio

























-------------------------------------------------               [JPMORGAN LOGO]
NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE               ASSET MANAGEMENT
-------------------------------------------------
This material must be preceded or accompanied by a current prospectus.

JPMORGAN INVESTMENT TRUST BOND PORTFOLIO
--------------------------------------------------------------------------------

TABLE OF CONTENTS


President's Letter .........................................    2

Portfolio Characteristics ..................................    3

Schedule of Portfolio Investments ..........................    4

Statement of Assets and Liabilities ........................   21

Statement of Operations ....................................   22

Statement of Changes in Net Assets .........................   23

Financial Highlights .......................................   24

Notes to Financial Statements ..............................   26

Trustees ...................................................   31

Officers ...................................................   33

Schedule of Shareholder Expenses ...........................   35


HIGHLIGHTS

- U.S. economic growth continued to show resiliency.

- Rising commodity prices elevated the economy's inflationary risks.

- We look for the Federal Reserve to continue raising rates at a measured pace while focusing on inflation.

Investments in a Portfolio are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Portfolio's share price is lower than when you invested.

Past performance is no guarantee for future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a Portfolio or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Portfolio.

This Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies (collectively "Policies") offered by separate accounts of participating insurance companies. Portfolio shares are also offered to qualified pension and retirement plans ("Eligible Plans"). Individuals may not purchase shares directly from the Portfolio.

Prospective investors should refer to the Portfolio's prospectus for a discussion of the Portfolio's investment objective, strategies and risks. Call JPMorgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Portfolio including management fees and other expenses. Please read it carefully before investing.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

 2

JPMORGAN INVESTMENT TRUST BOND PORTFOLIO
--------------------------------------------------------------------------------

PRESIDENT'S LETTER                                                 JULY 11, 2005

DEAR SHAREHOLDER:

We are pleased to present this semi-annual report containing in-depth information on the JPMorgan Investment Trust Bond Portfolio for the six-month period ended June 30, 2005.

WITH DEFLATIONARY FEARS BEHIND US, THE ECONOMY PUSHED FORWARD
U.S. economic growth continued to show resiliency, with 4.2% gross domestic product (GDP) growth for calendar 2004 and 3.8% for the first quarter of 2005. U.S. employment figures maintained a healthy overall pace, ending the period at 5.0%. Inflation remained tame, increasing 3.1% on a six-month annualized basis for the period ended June 30, 2005.

LONG-TERM RATES DEFIED FED ACTION
The big surprise in the fixed-income market was the reaction at the long end of the yield curve to the Federal Reserve's continued rate tightening. The federal funds rate jumped from 2.25% at the beginning of the six-month period to 3.25% on June 30, 2005, as the Fed implemented four 25-basis-point rate hikes. This brought the total number of rate increases to nine since the Fed launched its current tightening campaign on June 30, 2004. As yields on shorter-maturity securities followed the upward trend in the federal funds rate, yields at the long end of the curve remained impervious.

During the period, the yield on the two-year Treasury climbed 57 basis points to yield 3.63% by June 30, 2005. In contrast, the yield on the 10-year Treasury slid 30 basis points to 3.91% and the 20-year Treasury declined 57 basis points to 4.28% for the same six-month period.

SLOWER GROWTH, DEMAND HELD DOWN RATES
Beginning in the second half of 2004, rising commodity prices, particularly for crude oil, elevated the economy's inflationary risks. But the bond market viewed soaring energy prices as a constraint on economic growth rather than a driver of inflation. As a result the market managed to keep downward pressure on longer-term rates, and the yield curve flattened. Furthermore, demand for U.S. fixed income securities from foreign investors seeking yield and domestic investors seeking quality helped keep rates on the downswing.

RETURNS MORE ATTRACTIVE FOR LONGER BONDS
Given the prominence of yield-curve flattening, longer-maturity securities were the best performers during the six-month period. In terms of sectors, most of the higher-quality spread (non-Treasury) sectors outperformed comparable-duration Treasuries for the period.

While corporate and high-yield securities rallied with the equity market in the second half of 2004. Performance was relatively flat in the first half of 2005 due to significant weakness in the auto sector, which plunged on the downgrades of Ford and General Motors to below-investment-grade status. In addition, after a strong finish to 2004, the high-yield market cooled in the first few months of 2005 before bouncing back late in the six-month period.

LOW YIELDS APPEAR VULNERABLE
Given our expectations for stronger U.S. and global growth in the second half of 2005, and the consequent risk of an upsurge in inflation, current low bond yields appear vulnerable to a correction. Bond yields are likely to move higher on any evidence of rising inflation, but we are concerned that high-energy prices will cause inflation to accelerate and growth to slow.

We look for the Federal Reserve to continue raising rates at a measured pace while focusing on inflation. We expect the Fed to end its tightening cycle at approximately 4% toward the end of 2005, with yields rising across the curve. Yet, if interest rates stabilize and core inflation remains under control, the stage could be set for a meaningful market recovery.

On behalf of all of us at JPMorgan Asset Management, thank you for the continued confidence and trust that you have placed in us. We look forward to serving your investment needs for many years to come. Should you have any questions, please feel free to contact the JPMorgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

/s/ George C.W. Gatch
George C.W. Gatch
President
JPMorgan Funds

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

JPMORGAN INVESTMENT TRUST BOND PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO CHARACTERISTICS
(UNAUDITED)

MATURITY DISTRIBUTION*
Less than 1 year.................37.9%
Years 1-5........................37.9%
Years 6-10.......................13.0%
Years 11-20.......................2.6%
Years 20+.........................8.6%
Average Years to
Maturity.....................5.9 years
Duration.....................4.5 years

TOP 5 SECTORS*
  1  Collateralized Mortgage
       Obligations..............  45.0%
  2  U.S. Treasury
     Obligations................  19.4%
  3  Investment Company.........  13.1%
  4  Corporate Bonds............  11.2%
  5  Asset-Backed Securities....   1.7%

QUALITY BREAKDOWN*
(Average Quality AAA)
Quality Government/Agency/
Treasury......................   5.7%
Quality AAA...................  55.3%
Quality AA....................   6.0%
Quality A.....................  13.4%
Quality BBB...................  14.4%
Quality BB....................   3.1%
Quality B.....................   1.9%
Quality Other/NR..............   0.1%

* Percentages indicated are based on net assets as of June 30, 2005. The portfolio's composition is subject to change.
--------------------------------------------------------------------------------

LIFE OF PORTFOLIO PERFORMANCE
[GRAPH]                   Value of $10,000 Investment

                                                                            LEHMAN BROTHERS AGGREGATE   LIPPER INTERMEDIATE U.S.
                                                     BOND PORTFOLIO                BOND INDEX               GOVERNMENT INDEX
                                                     --------------         -------------------------   ------------------------
5/97                                                      10000                       10000                       10000
6/97                                                      10179                       10119                       10189
6/98                                                      11235                       11186                       11150
6/99                                                      11590                       11536                       11440
6/00                                                      12036                       12063                       11888
6/01                                                      13475                       13417                       13159
6/02                                                      14739                       14575                       14254
6/03                                                      16101                       16091                       15531
6/04                                                      16237                       16143                       15413
6/05                                                      17242                       17241                       16182

---------------------------------------------------------------------------------------------------------------------------
                                                       TOTAL RETURN AS
                                                              OF                    AVERAGE ANNUAL TOTAL RETURNS AS OF
                                                        JUNE 30, 2005                          JUNE 30, 2005
---------------------------------------------------------------------------------------------------------------------------
                                INCEPTION DATE             6 MONTHS             1 YEAR        5 YEAR        SINCE INCEPTION
---------------------------------------------------------------------------------------------------------------------------
  Bond Portfolio                 05/01/97                2.39%                   6.19%        7.46%               6.91%
---------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE QUOTED IS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. MUTUAL FUNDS ARE SUBJECT TO CERTAIN MARKET RISK. INVESTMENT RETURNS AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN. FOR UP-TO-DATE MONTH-END PERFORMANCE INFORMATION PLEASE CALL 1-800-480-4111.

The performance does not reflect any charges imposed by the Policies or Eligible Plans through which the Portfolio may be purchased. If these charges were included, the returns would be lower than shown.

The graph illustrates comparative performance for $10,000 invested in the JPMorgan Investment Trust Bond Portfolio, Lehman Brothers Aggregate Bond Index, and the Lipper Intermediate U.S. Government Index. The performance of the Portfolio assumes reinvestment of all dividends. The performance of the indices does not include fees and expenses attributable to the Portfolio and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Lehman Brothers Aggregate Bond Index represents the performance of the bond market as a whole. The Lipper Intermediate U.S. Government Index represents the total returns of the funds in the indicated category, as defined by Lipper Inc. Investors cannot invest directly in an index.

Certain fees and expenses of the Portfolio are currently being waived and/or reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

 4

JPMORGAN INVESTMENT TRUST BOND PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JUNE 30, 2005
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
----------   ---------------------------  ------------
ASSET BACKED SECURITIES (1.7%):
   150,000   American Express Credit
               Account Master Trust
               Series 2004-3, Class A,
               4.35%, 05/16/09..........       151,428
             AmeriCredit Automobile
               Receivables Trust
    89,113     Series 2001-D, Class A4,
               4.41%, 11/12/08..........        89,362
   100,000     Series 2003-BX, Class
               A4A, 2.72%, 08/23/06.....        98,744
   220,337   Capital One Auto Finance
               Trust Series 2001-A,
               Class A4, 5.40%,
               05/15/08.................       220,847
             Citibank Credit Card
               Issuance Trust
   150,000     Series 2002-A1, Class A1,
               4.95%, 02/04/07..........       152,278
   450,000     Series 2002-C2, Class C2,
               6.95%, 02/13/12..........       505,186
   165,000   CNH Equipment Trust Series
               2003-B, Class A4B, 3.38%,
               08/03/07.................       162,981
   121,095   Conseco Finance Series
               2001-B, Class 1M1, 7.27%,
               10/24/06.................       123,256
 1,300,000   Countrywide Asset-Backed
               Certificates Series
               2004-AB2, Class A2, FRN,
               3.58%, 12/28/07..........     1,302,452
   175,000   Household Automotive Trust
               Series 2005-1 Class A4,
               4.35%, 06/18/12..........       175,000
             MBNA Credit Card Master
               Note Trust
   200,000     Series 2002-C1, Class C1,
               6.80%, 02/13/12..........       223,220
    75,000     Series 2003-C1, Class C1,
               FRN, 4.92%, 01/15/10.....        79,348
             MBNA Master Credit Card
               Trust USA
   240,000     Series 1999-J, Class C,
               7.85%, 09/13/09 (e)......       272,421
   200,000     Series 2000-D, Class C,
               8.40%, 04/15/07 (e)......       214,405

  SHARES
    OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
----------   ---------------------------  ------------
ASSET BACKED SECURITIES, CONTINUED:
    35,489   Residential Asset Mortgage
               Products, Inc. Series
               2001-RS3, Class AI4, SUB,
               6.29%, 08/31/05..........        35,519
             WFS Financial Owner Trust
   152,343     Series 2002-1, Class A4A,
               4.87%, 10/17/05..........       153,071
   442,571     Series 2002-2, Class A4,
               SUB, 4.50%, 12/13/05.....       444,152
   490,000     Series 2003-4, Class A4,
               3.15%, 02/15/07..........       484,819
                                          ------------
  Total Asset Backed Securities
  (Cost $4,781,173).....................     4,888,489
                                          ------------
COLLATERALIZED MORTGAGE OBLIGATIONS (45.0%):
Agency CMO (33.1%):
    12,374   American Housing Trust
               Series V, Class 1G,
               9.13%, 04/25/21..........        12,349
             Federal Home Loan Mortgage
               Corp.
    36,286     Series 11, Class D,
               9.50%, 01/16/08..........        36,261
     6,235     Series 47, Class F, Zero
               Coupon, 01/12/08.........         6,232
     3,480     Series 99, Class Z,
               9.50%, 04/06/08..........         3,476
     4,803     Series 1065, Class J,
               9.00%, 12/07/07..........         4,797
   589,171     Series 1113, Class J,
               8.50%, 04/21/17..........       590,238
    39,898     Series 1250, Class J,
               7.00%, 09/06/06..........        39,846
     3,521     Series 128, Class I,
               6.50%, 08/20/05..........         3,511
    66,301     Series 1316, Class Z,
               8.00%, 10/18/05..........        67,592
   105,955     Series 1324, Class Z,
               7.00%, 01/02/06..........       107,664
    72,706     Series 1343, Class LA,
               8.00%, 05/03/08..........        75,576
    84,739     Series 1343, Class LB,
               7.50%, 12/02/05..........        86,898
    65,373     Series 1394, Class ID,
               IF, 9.57%, 01/01/12......        70,511
    60,087     Series 1395, Class G,
               6.00%, 07/23/08..........        60,396
   110,247     Series 1404, Class FA,
               4.50%, 11/24/05..........       110,305

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005
Continued

JPMORGAN INVESTMENT TRUST BOND PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
AS OF JUNE 30, 2005
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
----------   ---------------------------  ------------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
     5,883     Series 1465, Class SA,
               IF, IO, 5.75%,
               12/11/05.................           175
    39,133     Series 1505, Class Q,
               7.00%, 09/06/09..........        40,741
    79,329     Series 1518, Class G, IF,
               5.87%, 11/22/08..........        78,669
    85,175     Series 1541, Class O,
               FRN, 3.25%, 11/22/08.....        83,713
    50,592     Series 1561, Class TA,
               PO, 11/30/05.............        48,707
   107,576     Series 1596, Class D,
               6.50%, 07/02/06..........       111,636
       391     Series 1603, Class IF,
               FRN, 3.93%, 01/15/23.....           391
    30,186     Series 1607, Class SA,
               IF, 15.77%, 08/26/07.....        35,806
    49,861     Series 1609, Class L, IF,
               10.29%, 10/12/10.........        55,473
    34,769     Series 1625, Class SD,
               IF, 8.50%, 01/27/06......        37,079
   700,000     Series 1630, Class PK,
               6.00%, 11/01/13..........       733,739
     5,461     Series 1671, Class QC,
               IF, Zero Coupon,
               09/20/11.................         5,562
    11,299     Series 1685, Class Z,
               6.00%, 02/04/07..........        11,583
    23,474     Series 1689, Class SD,
               IF, 10.10%, 09/13/05.....        24,881
    46,577     Series 1700, Class GA,
               PO, 04/02/08.............        43,211
 2,100,000     Series 1732, Class K,
               6.50%, 12/08/11..........     2,219,906
   206,255     Series 1798, Class F,
               5.00%, 11/22/08..........       206,882
   434,106     Series 1863, Class Z,
               6.50%, 07/17/07..........       450,334
     9,211     Series 1865, Class D, PO,
               09/20/11.................         7,676
   170,014     Series 1900, Class T A,
               PO, 02/09/06.............       164,282
    15,260     Series 1967, Class PC,
               PO, 02/16/06.............        14,722
   141,819     Series 1981, Class Z,
               6.00%, 12/09/08..........       144,504
   188,285     Series 1987, Class PE,
               7.50%, 07/04/09..........       196,010
   137,209     Series 2025, Class PE,
               6.30%, 10/03/08..........       141,455
    45,442     Series 2033, Class SN,
               IF, IO, 20.14%,
               01/25/09.................        13,031

  SHARES
    OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
----------   ---------------------------  ------------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
    78,210     Series 2038, Class PN,
               IO, 7.00%, 10/22/08......        11,913
   218,727     Series 2054, Class PV,
               7.50%, 06/16/12..........       230,411
   189,493     Series 2055, Class OE,
               6.50%, 04/27/08..........       196,759
   390,527     Series 2064, Class TE,
               7.00%, 04/09/09..........       408,660
   291,877     Series 2075, Class PH,
               6.50%, 04/16/07..........       303,326
   257,844     Series 2102, Class TU,
               6.00%, 07/20/09..........       267,123
   560,678     Series 2115, Class PE,
               6.00%, 09/24/06..........       580,625
   144,943     Series 2132, Class PD,
               6.00%, 04/09/06..........       147,118
    59,712     Series 2132, Class SB,
               IF, 17.07%, 12/05/12.....        71,678
   132,763     Series 2134, Class PI,
               6.50%, 04/02/08..........        20,988
    34,323     Series 2135, Class UK,
               IO, 6.50%, 05/24/07......         4,544
   103,560     Series 2143, Class CD,
               6.00%, 03/06/06..........       105,046
   829,000     Series 2172, Class QC,
               7.00%, 01/16/10..........       905,315
   527,121     Series 2182, Class ZB,
               8.00%, 02/02/13..........       565,626
    18,809     Series 22, Class C,
               9.50%, 02/16/08..........        18,790
   114,465     Series 2247, Class Z,
               7.50%, 07/26/07..........       116,921
    56,246     Series 2261, Class ZY,
               7.50%, 11/22/10..........        57,972
   178,924     Series 2283, Class K,
               6.50%, 01/14/14..........       194,241
    12,490     Series 2299, Class G,
               7.00%, 11/04/06..........        12,476
    51,256     Series 2306, Class K, PO,
               01/31/09.................        45,981
   123,014     Series 2306, Class SE,
               IF, IO, 6.49%,
               01/31/09.................        19,225
   146,568     Series 2317, Class VG,
               6.50%, 11/21/10..........       147,943
   142,946     Series 2325, Class PM,
               7.00%, 05/27/11..........       154,407
   596,983     Series 2344, Class QG,
               6.00%, 08/15/16..........       619,835
   705,151     Series 2344, Class ZD,
               6.50%, 12/22/05..........       752,785

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005
Continued

 6

JPMORGAN INVESTMENT TRUST BOND PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
AS OF JUNE 30, 2005
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
----------   ---------------------------  ------------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
   180,020     Series 2344, Class ZJ,
               6.50%, 11/03/05..........       187,127
   118,701     Series 2345, Class NE,
               6.50%, 09/19/05..........       123,183
   800,172     Series 2345, Class PQ,
               6.50%, 07/15/12..........       835,376
   158,662     Series 2353, Class PC,
               6.50%, 09/12/09..........       159,234
   393,436     Series 2355, Class BP,
               6.00%, 12/06/07..........       408,750
    67,507     Series 2357, Class VX,
               6.50%, 03/04/08..........        67,882
   137,386     Series 2359, Class ZB,
               8.50%, 11/13/23..........       160,992
   762,651     Series 2360, Class PG,
               6.00%, 10/20/06..........       787,895
   115,764     Series 2362, Class PD,
               6.50%, 05/11/06..........       118,675
   131,603     Series 2367, Class VD,
               6.00%, 01/15/19..........       131,772
   116,451     Series 2374, Class PV,
               5.50%, 04/22/06..........       117,664
    61,298     Series 2391, Class QE,
               5.50%, 11/18/05..........        61,897
   500,000     Series 2391, Class QR,
               5.50%, 04/03/09..........       518,901
   500,000     Series 2392, Class PV,
               6.00%, 06/06/10..........       512,993
   500,000     Series 2394, Class MC,
               6.00%, 02/01/09..........       520,314
    25,325     Series 2405, Class P,
               6.00%, 01/20/08..........        25,296
   250,000     Series 2410, Class OE,
               6.38%, 03/30/07..........       259,481
   250,000     Series 2410, Class QS,
               IF, 11.13%, 04/08/09.....       277,146
   236,212     Series 2410, Class QX,
               IF, IO, 5.43%,
               04/12/08.................        20,576
   166,846     Series 2412, Class SE,
               FRN, 9.64%, 10/07/05.....       177,712
   100,000     Series 2412, Class SP,
               IF, 9.66%, 02/15/32......       108,968
   285,785     Series 2419, Class V,
               6.50%, 04/07/08..........       287,841
   472,559     Series 2423, Class MC,
               7.00%, 08/23/11..........       494,246
   739,993     Series 2423, Class MT,
               7.00%, 09/04/11..........       773,943
   227,841     Series 2435, Class CJ,
               6.50%, 03/17/19..........       246,651

  SHARES
    OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
----------   ---------------------------  ------------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
   470,000     Series 2435, Class VH,
               6.00%, 09/29/08..........       494,020
   500,000     Series 2436, Class MC,
               7.00%, 04/07/13..........       529,273
   331,793     Series 2444, Class ES,
               IF, IO, 4.73%,
               10/16/08.................        25,808
   221,195     Series 2450, Class SW,
               IF, IO, 4.78%,
               10/16/08.................        22,870
   200,000     Series 2454, Class BG,
               6.50%, 12/27/07..........       205,130
   300,000     Series 2455, Class GK,
               6.50%, 04/24/07..........       320,763
   239,336     Series 2460, Class VZ,
               6.00%, 12/04/08..........       249,429
   393,026     Series 2461, Class VB,
               6.50%, 04/15/18..........       399,927
   282,850     Series 2462, Class JG,
               6.50%, 04/23/07..........       298,755
   181,219     Series 2484, Class LZ,
               6.50%, 04/28/11..........       195,222
     9,235     Series 2496, Class LD,
               8.50%, 11/15/15..........         9,294
 1,000,000     Series 2498, Class UD,
               5.50%, 09/02/10..........     1,020,148
   790,000     Series 2500, Class MC,
               6.00%, 02/10/07..........       835,577
   500,000     Series 2500, Class TD,
               5.50%, 09/01/10..........       508,014
   150,000     Series 2503, Class BH,
               5.50%, 05/06/12..........       156,335
   500,000     Series 2512, Class PG,
               5.50%, 07/04/16..........       527,489
   300,000     Series 2513, Class YO,
               PO, 12/28/08.............       272,594
   500,000     Series 2515, Class DE,
               4.00%, 04/11/10..........       477,176
   500,000     Series 2535, Class BK,
               5.50%, 11/06/13..........       520,971
   300,000     Series 2543, Class YX,
               6.00%, 01/28/14..........       318,693
   500,000     Series 2544, Class HC,
               6.00%, 07/20/10..........       529,705
   400,000     Series 2565, Class MB,
               6.00%, 05/09/07..........       408,961
   500,000     Series 2575, Class ME,
               6.00%, 12/08/10..........       530,532
   273,433     Series 2586, Class WI,
               IO, 6.50%, 02/15/09......        46,817
   240,073     Series 2594, Class VA,
               6.00%, 08/20/05..........       249,015

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005
Continued

JPMORGAN INVESTMENT TRUST BOND PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
AS OF JUNE 30, 2005
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
----------   ---------------------------  ------------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
   400,000     Series 2594, Class VQ,
               6.00%, 08/06/11..........       417,309
   670,409     Series 2597, Class DS,
               IF, IO, 4.33%,
               10/16/08.................        60,054
   999,830     Series 2599, Class DS,
               IF, IO, 3.78%,
               12/01/08.................        76,282
 1,058,548     Series 2610, Class DS,
               IF, IO, 3.88%,
               03/12/09.................        86,857
 1,376,131     Series 2611, Class SH,
               IF, IO, 4.43%,
               05/18/08.................       105,225
 1,000,000     Series 2611, Class UH,
               4.50%, 01/25/14..........       987,093
   500,000     Series 2617, Class GR,
               4.50%, 05/19/14..........       494,858
 1,310,426     Series 2626, Class NS,
               IF, IO, 3.33%,
               05/02/09.................        81,536
   500,000     Series 2628, Class WA,
               4.00%, 07/15/28..........       485,453
 2,000,000     Series 2630, Class KN,
               2.50%, 06/01/07..........     1,938,516
    14,333     Series 2631, Class BS,
               IF, 5.97%, 06/30/11......        13,235
   500,000     Series 2631, Class LC,
               4.50%, 08/17/13..........       494,855
   546,995     Series 2636, Class Z,
               4.50%, 12/30/12..........       532,842
   199,277     Series 2638, Class DS,
               IF, 5.38%, 01/15/19......       186,448
    71,216     Series 2643, Class HI,
               IO, 4.50%, 11/30/07......         8,109
   421,990     Series 2643, Class KG,
               4.00%, 07/19/05..........       421,470
 1,089,903     Series 2651, Class VZ,
               4.50%, 02/20/13..........     1,061,023
   162,749     Series 2656, Class SH,
               IF, 11.94%, 05/08/08.....       177,549
   407,501     Series 2668, Class SB,
               IF, 4.34%, 01/16/10......       388,993
     7,072     Series 2672, Class WD,
               5.00%, 04/03/10..........         7,065
   500,000     Series 2675, Class CK,
               4.00%, 08/31/14..........       477,078
   268,647     Series 2682, Class YS,
               IF, 4.33%, 06/27/16......       209,615
   171,575     Series 2684, Class KO,
               Zero Coupon, 06/15/32....       165,911
   274,714     Series 2684, Class TO,
               PO, 09/19/14.............       191,778

  SHARES
    OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
----------   ---------------------------  ------------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
   228,000     Series 2686, Class GB,
               5.00%, 10/25/09..........       231,855
   212,057     Series 2691, Class WS,
               IF, 4.17%, 01/06/16......       170,264
 1,000,000     Series 2695, Class DE,
               4.00%, 01/15/17..........       977,342
   159,138     Series 2705, Class SC,
               IF, 4.17%, 07/26/15......       129,937
   242,923     Series 2705, Class SD,
               IF, 6.11%, 07/26/15......       213,684
 1,000,000     Series 2715, Class OG,
               5.00%, 08/12/13..........     1,019,778
 1,000,000     Series 2716, Class UN,
               4.50%, 11/28/15..........       979,244
   750,000     Series 2727, Class BS,
               IF, 4.25%, 04/24/20......       562,985
   200,000     Series 2733, Class GF,
               FRN, Zero Coupon,
               11/20/12.................       184,685
   269,408     Series 2744, Class FE,
               FRN, Zero Coupon,
               06/03/15.................       216,943
   500,000     Series 2744, Class PD,
               5.50%, 01/31/10..........       528,710
   251,185     Series 2753, Class S, IF,
               5.56%, 03/22/15..........       223,422
   290,340     Series 2755, Class SA,
               IF, 7.76%, 06/26/10......       290,028
   212,633     Series 2766, Class SX,
               IF, 7.17%, 03/15/34......       194,386
   105,755     Series 2769, PO,
               03/09/14.................        84,182
   544,944     Series 2776, Class SK,
               FRN, IF, 4.25%,
               09/03/16.................       450,040
    84,244     Series 2778, Class BS,
               IF, 7.70%, 11/23/08......        81,251
   329,210     Series 2780, Class JG,
               4.50%, 12/09/09..........       320,295
   201,517     Series 2827, Class SQ,
               IF, 7.50%, 01/15/19......       204,683
   198,082     Series 2841, Class GO,
               PO, 08/20/14.............       170,713
   300,000     Series 2846, PO,
               02/02/13.................       258,414
   105,517     Series 2925, Class MZ,
               5.00%, 09/25/10..........       104,122
   140,600     Series 2925, Class ZM,
               5.00%, 10/02/05..........       140,489
   365,631     Series 2929, Class JZ,
               5.00%, 03/16/22..........       349,608

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005
Continued

 8

JPMORGAN INVESTMENT TRUST BOND PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
AS OF JUNE 30, 2005
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
----------   ---------------------------  ------------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
   356,659     Series 2929, Class ZM,
               5.00%, 04/29/06..........       354,502
    92,884     Series 2933, Class HZ,
               4.50%, 02/15/20..........        92,815
   245,331     Series 2958, Class KB,
               5.50%, 04/15/35..........       247,990
             Federal Home Loan Mortgage
               Corp. Structured Pass
               Through Securities
    66,838     Series T-41, Class 3A,
               7.50%, 10/25/06..........        71,246
   440,702     Series T-54, Class 2A,
               6.50%, 09/27/07..........       458,939
   203,688     Series T-54, Class 3A,
               7.00%, 06/14/06..........       215,337
   109,985     Series T-58, Class A, PO,
               07/31/08.................        95,531
             Federal Home Loan Mortgage
               Corp.-Government National
               Mortgage Association
   874,078     Series 8, Class ZA,
               7.00%, 01/10/10..........       915,352
             Federal National Mortgage
               Association
    27,749     Series 1989-83, Class H,
               8.50%, 02/02/07..........        30,024
     5,726     Series 1990-1, Class D,
               8.80%, 02/06/07..........         6,239
    24,065     Series 1990-10, Class L,
               8.50%, 03/17/07..........        26,076
        96     Series 1990-140, Class K,
               IO, HB, 652.15%,
               10/13/06.................         1,697
     9,332     Series 1990-143, Class J,
               8.75%, 12/25/20..........        10,160
     6,268     Series 1990-93, Class G,
               5.50%, 02/09/08..........         6,362
   184,747     Series 1992-101, Class J,
               7.50%, 05/07/08..........       188,994
    75,633     Series 1992-143, Class
               MA, 5.50%, 07/25/08......        77,540
   104,999     Series 1993-164, Class
               SA, IF, 13.07%,
               09/24/08.................       113,639
   150,431     Series 1993-164, Class
               SC, IF, 13.07%,
               03/12/06.................       162,810
    14,474     Series 1993-165, Class
               SD, IF, 9.52%,
               12/14/08.................        15,366

  SHARES
    OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
----------   ---------------------------  ------------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
    72,182     Series 1993-165, Class
               SK, IF, 12.50%,
               09/25/23.................        87,865
   108,390     Series 1993-167, Class
               GA, 7.00%, 08/12/07......       112,226
    56,264     Series 1993-175, Class
               SA, IF, 13.19%,
               03/04/06.................        61,591
    48,285     Series 1993-190, Class S,
               IF, 11.37%, 10/11/05.....        51,320
     9,261     Series 1993-196, Class
               FA, FRN, 3.41%,
               03/16/06.................         9,186
    13,892     Series 1993-196, Class
               SB, IF, 9.25%,
               03/16/06.................        14,565
   500,000     Series 1993-203, Class
               PL, 6.50%, 09/25/08......       527,500
    31,800     Series 1993-205, Class H,
               PO, 11/15/08.............        28,144
   321,028     Series 1993-225, Class
               UB, 6.50%, 12/24/23......       334,636
    10,820     Series 1993-230, Class
               FA, FRN, 3.94%,
               12/17/06.................        10,963
   223,636     Series 1993-233, Class
               SB, IF, 13.30%,
               07/11/05.................       244,213
   803,928     Series 1993-250, Class Z,
               7.00%, 06/29/06..........       839,741
   260,255     Series 1993-257, Class C,
               PO, 08/18/07.............       239,558
    44,362     Series 1994-13, Class SK,
               IF, 15.16%, 12/08/05.....        48,702
    64,906     Series 1994-33, Class FA,
               FRN, 3.52%, 05/07/06.....        64,296
    83,206     Series 1995-19, Class Z,
               6.50%, 05/15/18..........        91,863
   102,419     Series 1995-2, Class Z,
               8.50%, 01/25/25..........       110,449
    23,791     Series 1996-20, Class L,
               PO, 03/01/06.............        22,749
    47,379     Series 1996-24, Class B,
               PO, 12/30/05.............        45,661
    41,965     Series 1996-39, Class J,
               PO, 04/15/06.............        40,063
    28,919     Series 1996-59, Class J,
               6.50%, 08/25/22..........        30,165
   293,658     Series 1996-59, Class K,
               6.50%, 02/23/13..........       301,389
 1,044,014     Series 1997-20, Class IB,
               IO, FRN, 1.84%,
               02/05/08.................        57,472

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005
Continued

JPMORGAN INVESTMENT TRUST BOND PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
AS OF JUNE 30, 2005
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
----------   ---------------------------  ------------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
    91,211     Series 1997-39, Class PD,
               7.50%, 04/24/11..........        96,087
   208,775     Series 1997-46, Class PL,
               6.00%, 09/23/08..........       216,240
   533,346     Series 1997-61, Class ZC,
               7.00%, 03/05/08..........       565,119
   225,008     Series 1998-36, Class ZB,
               6.00%, 08/02/05..........       231,314
   256,211     Series 1998-43, Class SA,
               IF, IO, 13.27%,
               10/07/08.................        88,168
    44,172     Series 2000-52, IO,
               8.50%, 05/05/08..........         9,180
   368,105     Series 2001-28, Class VB,
               6.00%, 07/21/07..........       371,713
   336,628     Series 2001-30, Class PM,
               7.00%, 07/25/31..........       351,432
   468,402     Series 2001-33, Class ID,
               IO, 6.00%, 08/08/09......        82,726
   819,000     Series 2001-36, Class DE,
               7.00%, 04/20/10..........       880,312
   109,025     Series 2001-44, Class PD,
               7.00%, 04/27/06..........       114,329
   250,000     Series 2001-50, Class VB,
               6.50%, 09/15/14..........       256,711
   494,626     Series 2001-52, Class XN,
               6.50%, 06/23/13..........       516,451
   452,078     Series 2001-61, Class Z,
               7.00%, 10/15/13..........       489,673
   500,000     Series 2001-69, Class PG,
               6.00%, 12/25/16..........       525,965
   476,156     Series 2001-71, Class QE,
               6.00%, 09/27/12..........       494,422
 1,000,000     Series 2001-74, Class MB,
               6.00%, 09/06/12..........     1,067,170
   500,000     Series 2001-78, Class VB,
               6.00%, 10/13/12..........       505,358
   149,500     Series 2001-80, Class PE,
               6.00%, 07/27/10..........       155,269
   244,641     Series 2002-1, Class HC,
               6.50%, 07/26/09..........       255,948
    64,577     Series 2002-1, Class SA,
               IF, 14.42%, 10/13/07.....        77,491
 1,320,400     Series 2002-13, Class SJ,
               IF, IO, 1.60%,
               02/20/09.................        56,077
   800,000     Series 2002-18, Class PC,
               5.50%, 09/12/10..........       837,965
 1,000,000     Series 2002-19, Class PE,
               6.00%, 04/09/08..........     1,045,897
 1,000,000     Series 2002-2, Class UC,
               6.00%, 04/13/09..........     1,032,933

  SHARES
    OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
----------   ---------------------------  ------------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
   500,000     Series 2002-28, Class PK,
               6.50%, 12/17/10..........       528,007
   500,000     Series 2002-3, Class OG,
               6.00%, 11/29/07..........       527,392
 1,000,000     Series 2002-56, Class UC,
               5.50%, 11/22/10..........     1,042,541
   250,000     Series 2002-59, Class VB,
               6.50%, 11/17/08..........       255,223
   261,193     Series 2002-73, Class S,
               IF, 7.96%, 11/22/05......       264,118
   750,000     Series 2002-74, Class LD,
               5.00%, 09/21/10..........       761,090
   700,000     Series 2002-74, Class PD,
               5.00%, 09/22/10..........       709,856
   400,000     Series 2002-74, Class VB,
               6.00%, 12/19/05..........       417,369
   222,544     Series 2002-77, Class S,
               IF, 8.41%, 09/29/09......       230,386
   110,805     Series 2002-8, Class SR,
               IF, 9.43%, 08/16/05......       118,746
    57,295     Series 2002-91, Class UH,
               IO, 5.50%, 02/13/08......         8,569
   500,000     Series 2002-93, Class PD,
               3.50%, 08/03/07..........       488,645
   500,000     Series 2002-94, Class BK,
               5.50%, 08/11/13..........       527,745
   250,000     Series 2003-106, Class
               US, IF, 4.10%,
               12/28/14.................       200,259
 1,761,212     Series 2003-116, Class
               SB, IF, IO, 4.29%,
               12/20/08.................       131,986
   500,000     Series 2003-128, Class
               KE, 4.50%, 04/08/11......       504,333
   232,208     Series 2003-130, Class
               SX, IF, 6.55%,
               09/25/07.................       233,831
   336,496     Series 2003-132, Class
               OA, PO, Zero Coupon,
               08/25/33.................       284,063
   424,464     Series 2003-16, Class PI,
               IO, 5.00%, 03/18/06......        23,724
   293,000     Series 2003-22, Class UD,
               4.00%, 07/18/22..........       260,580
   250,000     Series 2003-41, Class PE,
               5.50%, 03/02/15..........       265,189
   100,000     Series 2003-47, Class PE,
               5.75%, 04/15/18..........       105,193
   991,234     Series 2003-52, Class PA,
               6.50%, 01/12/09..........     1,047,024

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005
Continued

 10

JPMORGAN INVESTMENT TRUST BOND PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
AS OF JUNE 30, 2005
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
----------   ---------------------------  ------------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
    72,389     Series 2003-64, Class SX,
               IF, 5.97%, 06/07/15......        61,521
   330,678     Series 2003-66, Class PA,
               3.50%, 01/04/10..........       312,910
   647,059     Series 2003-68, Class LC,
               3.00%, 07/11/14..........       569,495
   914,869     Series 2003-68, Class QP,
               3.00%, 08/18/08..........       871,530
   164,258     Series 2003-71, Class DS,
               IF, 3.32%, 04/30/15......       136,623
 1,300,413     Series 2003-73, Class GA,
               3.50%, 05/25/31..........     1,254,465
 1,554,752     Series 2003-80, Class SY,
               IF, IO, 4.34%,
               04/24/09.................       137,243
   500,000     Series 2003-83, Class PG,
               5.00%, 07/30/13..........       509,520
   160,527     Series 2003-91, Class SD,
               IF, 6.98%, 12/01/11......       163,524
   700,000     Series 2004-1, Class AC,
               4.00%, 10/19/14..........       666,916
   375,728     Series 2004-10, Class SC,
               IF, 15.34%, 01/18/10.....       444,546
   193,872     Series 2004-14, Class SD,
               IF, 4.10%, 07/22/15......       159,282
 1,000,000     Series 2004-21, Class AE,
               4.00%, 04/25/19..........       946,525
   197,241     Series 2004-21, Class CO,
               PO, 04/07/15.............       139,933
   218,551     Series 2004-22, Class A,
               4.00%, 09/13/09..........       206,803
   648,271     Series 2004-25, Class SA,
               IF, 10.41%, 02/08/09.....       689,088
   100,000     Series 2004-36, Class PC,
               5.50%, 03/27/15..........       102,676
   553,015     Series 2004-36, Class SA,
               IF, 10.41%, 09/28/08.....       589,524
   548,532     Series 2004-4, Class QM,
               IF, 7.57%, 06/25/33......       556,038
   135,228     Series 2004-51, Class SY,
               IF, 7.61%, 04/02/11......       135,787
   206,313     Series 2004-58, Class ST,
               IF, 4.38%, 03/03/06......       203,038
   165,485     Series 2004-61, Class SK,
               FRN, 8.50%, 03/14/08.....       189,537
   200,000     Series 2004-76, Class CL,
               4.00%, 09/11/14..........       190,671
 1,000,000     Series 2004-81, Class AC,
               4.00%, 04/20/15..........       950,497

  SHARES
    OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
----------   ---------------------------  ------------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
   226,413     Series 2004-92, Class JO,
               PO, 07/29/10.............       193,076
   210,000     Series 2989, PO,
               06/15/23.................       175,088
   109,728     Series G92-15, Class Z,
               7.00%, 04/16/06..........       113,698
    13,216     Series G92-42, Class Z,
               7.00%, 03/02/09..........        13,993
   265,987     Series G92-44, Class ZQ,
               8.00%, 08/11/08..........       288,349
   149,009     Series G92-54, Class ZQ,
               7.50%, 08/02/05..........       159,028
     9,789     Series G92-59, Class F,
               FRN, 3.22%, 03/19/09.....         9,694
    20,146     Series G92-61, Class Z,
               7.00%, 05/14/11..........        21,477
   259,745     Series G92-66, Class KB,
               7.00%, 04/03/09..........       274,714
    74,997     Series G93-1, Class KA,
               7.90%, 03/24/09..........        80,790
    79,371     Series G93-17, Class SI,
               FRN, 6.00%, 04/21/09.....        81,331
             Federal National Mortgage
               Association Interest
               STRIPS
       253     Series 2004-92, Class JO,
               PO, 11/01/08.............           806
   172,360     Series 329, Class 1, PO,
               03/08/10.................       144,931
   201,664     Series 340, Class 1, PO,
               08/12/11.................       161,423
             Federal National Mortgage
               Association Whole Loan
   315,559     Series 2003-W1, Class
               1A1, 6.50%, 08/30/07.....       328,397
   193,275     Series 2003-W1, Class 2A,
               7.50%, 09/06/07..........       206,363
   200,000     Series 2003-W8, Class
               1A3, 4.75%, 04/11/08.....       198,851
   312,541     Series 2004-W2, Class
               2A2, 7.00%, 04/21/07.....       331,442
             Government National
               Mortgage Association
   221,906     Series 1994-3, Class PQ,
               7.49%, 01/29/10..........       235,580
   500,000     Series 1994-7, Class PQ,
               6.50%, 05/19/11..........       536,694
   222,520     Series 1996-16, Class E,
               7.50%, 03/01/09..........       234,125

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005
Continued

JPMORGAN INVESTMENT TRUST BOND PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
AS OF JUNE 30, 2005
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
----------   ---------------------------  ------------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
   233,858     Series 1997-8, Class PN,
               7.50%, 03/29/12..........       245,958
   270,469     Series 1998-26, Class K,
               7.50%, 04/06/12..........       287,721
   447,436     Series 1999-10, Class ZC,
               6.50%, 09/21/08..........       478,474
   250,566     Series 1999-41, Class Z,
               8.00%, 08/31/06..........       268,956
   158,772     Series 1999-44, Class PC,
               7.50%, 03/09/08..........       166,509
   192,208     Series 1999-44, Class ZG,
               8.00%, 12/20/29..........       204,708
   153,000     Series 2000-14, Class PD,
               7.00%, 11/18/10..........       162,548
   400,293     Series 2000-21, Class Z,
               9.00%, 04/05/13..........       460,107
   116,032     Series 2000-26, Class Z,
               7.75%, 06/11/09..........       120,514
    17,348     Series 2000-36, Class IK,
               IO, 9.00%, 11/23/07......         3,095
   800,000     Series 2000-36, Class PB,
               7.50%, 07/21/15..........       828,147
   206,824     Series 2000-37, Class B,
               8.00%, 03/14/13..........       219,501
    54,483     Series 2000-38, Class AH,
               7.15%, 12/25/05..........        56,590
   141,156     Series 2000-6, Class Z,
               7.50%, 02/20/30..........       150,031
   314,207     Series 2000-9, Class ZJ,
               8.50%, 12/26/08..........       355,750
   414,754     Series 2001-36, Class S,
               IF, IO, 4.81%,
               05/16/08.................        27,434
   156,470     Series 2001-4, Class SJ,
               IF, IO, 4.89%,
               06/24/08.................         6,515
   200,000     Series 2001-64, Class MQ,
               6.50%, 08/11/13..........       212,110
    73,151     Series 2002-24, Class SB,
               IF, 7.07%, 12/11/05......        74,930
   256,993     Series 2002-36, Class VB,
               6.50%, 10/27/06..........       260,699
 1,250,000     Series 2002-45, Class QE,
               6.50%, 12/07/13..........     1,327,388
   300,000     Series 2002-54, Class GB,
               6.50%, 01/26/10..........       315,318
   240,031     Series 2002-88, Class LI,
               IO, 5.50%, 07/06/06......        13,129
    44,108     Series 2003-24, PO,
               05/26/09.................        38,987
   427,691     Series 2003-4, Class NI,
               IO, 5.50%, 12/21/08......        57,480

  SHARES
    OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
----------   ---------------------------  ------------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Agency CMO, continued:
    25,428     Series 2003-66, Class EO,
               PO, 11/22/15.............        21,135
 1,110,901     Series 2003-76, Class LS,
               IF, IO, 3.94%,
               10/15/08.................        72,869
 1,248,897     Series 2004-11, Class SW,
               IF, IO, 2.24%, 03/27/12..        49,986
   135,912     Series 2004-28, Class S,
               IF, 10.76%, 08/06/10.....       145,917
             Vendee Mortgage Trust
   185,803     Series 1994-1, Class 1,
               VAR, 5.63%, 04/11/09.....       189,706
   468,575     Series 1996-1, Class 1Z,
               6.75%, 02/26/11..........       502,695
   274,907     Series 1996-2, Class 1Z,
               6.75%, 04/08/11..........       290,385
   903,712     Series 1997-1, Class 2Z,
               7.50%, 01/06/11..........       976,189
   275,000     Series 1998-1, Class 2E,
               7.00%, 10/21/09..........       290,750
                                          ------------
                                            94,383,303
                                          ------------
Non-Agency CMO (11.9%):
             Banc of America Funding
   254,037     Series 2003-1, Class A,
               PO, 04/20/32.............       205,230
   495,667     Series 2003-3, Class
               1A33, 5.50%, 11/08/09....       494,747
   202,433     Series 2004-1, PO,
               08/19/10.................       166,393
             Banc of America Mortgage
               Securities
   162,287     Series 2002-10, Class A,
               PO, 11/25/32.............       150,565
    88,261     Series 2003-8 Class A,
               PO, 04/15/11.............        66,548
    92,209     Series 2004-4 Class A,
               PO, 03/08/11.............        76,741
   250,000     Series 2004-6, Class 2A5,
               Zero Coupon, 07/25/34....       158,579
   283,769     Series 2004-6, Class A,
               PO, 09/08/11.............       222,231
   636,848     Series 2004-7 Class 1A19,
               PO, 07/18/13.............       587,394
   200,000     Series 2004-E, Class 2A5,
               FRN, 4.12%, 04/26/09.....       195,843
             Bank of America Alternative
               Loan Trust
   314,167     Series 2004-5, Class 3A3,
               PO, 01/08/19.............       196,682

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005
Continued

 12

JPMORGAN INVESTMENT TRUST BOND PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
AS OF JUNE 30, 2005
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
----------   ---------------------------  ------------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Non-Agency CMO, continued:
             Bear Stearns Adjustable
               Rate Mortgage Trust
   100,000     Series B2004-4, Class A4,
               VAR, 3.52%, 07/01/07.....        97,741
             Bear Stearns Commercial
               Mortgage Securities
    70,733     Series 2000-WF1, Class
               A1, 7.64%, 11/13/06......        75,427
   125,000     Series 2004-T16, Class
               A2, 3.70%, 06/11/08......       123,497
             Citigroup Mortgage Loan
               Trust, Inc.
   182,601     Series 2003-UP3, Class
               A3, 7.00%, 09/28/05......       188,079
    83,460     Series 2003-UST1, PO,
               10/30/09.................        70,947
   289,162     Series 2003-UST1, Class
               A1, FRN, 5.50%,
               07/23/07.................       294,584
   129,002     Series 2003-UST1, PO,
               04/08/07.................       108,242
             Countrywide Alternative
               Loan Trust
   436,000     Series 2002-8, Class A4,
               6.50%, 02/07/13..........       440,206
   135,037     Series 2003-J1, PO,
               02/16/10.................       115,690
 1,193,121     Series 2004-2CB, Class
               1A9, 5.75%, 03/25/34.....     1,184,280
 1,989,547     Series 2005-22T1, Class
               A2, IO, FRN, 1.76%,
               06/25/35.................        36,060
 4,600,211     Series 2005-J1, Class
               1A4, IO, FRN, 1.79%,
               02/25/35.................        90,291
             Countrywide Home Loan
               Mortgage Pass Through
               Trust
   186,364     Series 2003-44, Class A6,
               Zero Coupon, 10/25/33....       147,620
 1,012,761     Series 2003-26, Class
               1A6, 3.50%, 05/24/10.....       942,701
   184,964     Series 2003-34, Class
               A11, 5.25%, 06/27/11.....       184,447

  SHARES
    OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
----------   ---------------------------  ------------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Non-Agency CMO, continued:
   337,153     Series 2003-J7, Class
               4A3, IF, 5.51%,
               01/10/09.................       332,283
   427,737     Series 2004-7 Class 2A1,
               FRN, 4.10%, 06/25/34.....       416,624
   281,165     Series 2004-HYB1, Class
               2A, VAR, 4.28%,
               12/10/06.................       278,199
   324,257     Series 2004-HYB3, Class
               2A, VAR, 4.12%,
               03/03/08.................       320,440
   158,589     Series 2004-J8, PO, Zero
               Coupon, 12/15/08.........       117,613
             Credit Suisse First Boston
               Mortgage Securities Corp.
   181,854     Series 2004-5, Class 5P,
               Zero Coupon, 08/25/19....       148,007
             First Horizon Asset
               Securities, Inc.
   768,693     Series 2004-AR1, Class
               2A2, FRN, 5.04%,
               06/17/08.................       775,179
 1,150,640     Series 2004-AR7, Class
               2A1, FRN, 4.95%,
               11/05/06.................     1,156,034
   300,000     Series 2004-AR7, Class
               2A2, FRN, 4.95%,
               02/11/13.................       304,125
             GMAC Mortgage Corp. Loan
               Trust
   991,159     Series 2005-AR3, Class
               3A3, 4.91%, 06/19/35.....       995,805
             GSR Mortgage Loan Trust
   871,822     Series 2004-10F, Class
               2A1, 5.00%, 08/25/19.....       879,554
   238,567     Series 2004-13F, Class
               2A3, 6.00%, 03/05/06.....       238,825
   197,283     Series 2004-13F, Class
               3A3, 6.00%, 11/25/34.....       197,702
   399,442     Series 2004-6F, Class
               1A2, 5.00%, 05/25/34.....       372,124
 1,000,000     Series 2004-6F, Class
               3A4, 6.50%, 01/12/14.....     1,076,099
             MASTR Adjustable Rate
               Mortgages Trust
   545,519     Series 2004-13, Class
               2A1, FRN, 3.82%,
               05/12/07.................       539,637

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005
Continued

JPMORGAN INVESTMENT TRUST BOND PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
AS OF JUNE 30, 2005
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
----------   ---------------------------  ------------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Non-Agency CMO, continued:
             MASTR Alternative Loans
               Trust
   705,028     Series 2003-9, Class 8A1,
               6.00%, 01/25/34..........       719,190
   907,944     Series 2004-10, Class
               1A1, 4.50%, 11/08/08.....       898,013
 1,798,823     Series 2004-4, Class
               10A1, 5.00%, 05/25/24....     1,734,337
    98,628     Series 2004-7 30, PO,
               01/14/10.................        73,971
             MASTR Asset Securitization
               Trust
   400,689     Series 2003-12, Class 15,
               PO, 07/06/09.............       319,227
   283,486     Series 2003-4, Class 2A2,
               5.00%, 05/25/18..........       285,782
   794,050     Series 2004-10, Class 15,
               PO, 10/25/19.............       674,876
   432,530     Series 2004-8, PO,
               09/09/09.................       341,958
   447,115     Series 2004-92, Class JO,
               PO, 06/12/10.............       350,412
             Merrill Lynch Mortgage
               Trust
   330,000     Series 2005-MCP1, Class
               ABS, VAR, 4.67%,
               05/12/43.................       331,650
             MortgageIT Trust
   311,181     Series 2005-1, Class 1A1,
               FRN, 3.63%, 09/19/07.....       311,327
             Nomura Asset Acceptance
               Corp.
   240,997     Series 2004-R2, Class A1,
               VAR, 6.50%,
               10/20/07 (e).............       248,628
             Residential Accredit Loans,
               Inc.
   106,244     Series 2002-QS16, Class
               A3, IF, 9.69%,
               11/29/05.................       113,113
   129,952     Series 2002-QS3, Class
               A10, 6.75%, 07/17/08.....       130,204
   500,000     Series 2002-QS8, Class
               A5, 6.25%, 09/08/12......       504,833
   653,913     Series 2003-QR19, Class
               CB4, 5.75%, 10/25/33.....       659,839
   354,431     Series 2003-QS18, Class
               A1, 5.00%, 09/26/07......       356,757

  SHARES
    OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
----------   ---------------------------  ------------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Non-Agency CMO, continued:
   141,794     Series 2003-QS3, Class
               A2, IF, 9.21%,
               12/12/06.................       149,681
   490,253     Series 2003-QS3, Class
               A8, IF, IO, 4.29%,
               03/28/08.................        43,853
 1,060,281     Series 2003-QS9, Class
               A3, IF, IO, 4.24%,
               02/20/09.................       102,233
             Residential Funding
               Mortgage Securities I
   165,000     Series 2003-S12, Class
               4A5, 4.50%, 10/08/05.....       158,612
   543,941     Series 2003-S13, Class
               4A5, 2.50%, 06/25/18.....       524,125
   633,571     Series 2003-S7, Class
               A17, 4.00%, 03/06/09.....       618,600
             Salomon Brothers Mortgage
               Securities VII
    53,718     Series 2003-UP2 Class 1,
               PO, 07/09/08.............        45,482
             Structured Adjustable Rate
               Mortgage Loan Trust
   400,000     Series 2004-6, Class 5A4,
               VAR, 5.02%, 04/19/10.....       403,896
             Structured Asset Securities
               Corp.
   500,000     Series 2003-8, Class 1A2,
               5.00%, 09/15/10..........       500,320
             Wachovia Bank Commercial
               Mortgage Trust
   450,000     Series 2004-C15, Class
               A2, 4.04%, 11/02/09......       445,900
             Washington Mutual
               Alternative Mortgage
               Pass-Through Certs
   482,194     Series 2002-MS, Class 12
               A, 6.50%, 05/25/32.......       485,582
 5,830,819     Series 2005-2, Class 1A4,
               1.74%, IO, FRN,
               04/25/35.................       117,924
             Washington Mutual
               Alternative Mortgage
               Pass-Through Certs
 1,977,749     Series 2005-2, Class 2A3,
               IO, FRN, 1.69%,
               04/25/35.................        38,243

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005
Continued

 14

JPMORGAN INVESTMENT TRUST BOND PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
AS OF JUNE 30, 2005
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
----------   ---------------------------  ------------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Non-Agency CMO, continued:
             Washington Mutual, Inc.
   136,948     Series 2003-AR8, Class A,
               FRN, 4.03%, 08/25/33.....       136,432
   495,736     Series 2003-S4, Class 3A,
               5.50%, 06/25/33..........       498,114
             Washington Mutual, Inc.
   973,427     Series 2003-S10, Class
               A5, 5.00%, 10/25/18......       980,751
    74,879     Series 2003-S10, Class
               A6, PO, 09/23/09.........        58,252
   485,950     Series 2003-S8, Class A4,
               4.50%, 09/25/18..........       475,350
 1,000,000     Series 2004-S3, Class 2A3
               FRN, 9.72%, 10/13/07.....     1,024,226
             Wells Fargo Mortgage Backed
               Securities Trust
   124,114     Series 2003-11 1A, PO,
               05/29/09.................       100,588
   663,000     Series 2003-11, Class
               1A4, 4.75%, 11/13/10.....       665,479
   384,636     Series 2003-17, Class
               2A4, 5.50%, 07/28/06.....       384,636
   150,000     Series 2003-8, Class A9,
               4.50%, 10/02/12..........       147,549
   446,378     Series 2004-7, Class 2A2,
               5.00%, 03/19/09..........       449,168
 1,019,936     Series 2004-BB, Class A4,
               FRN, 4.58%, 11/12/06.....     1,018,342
   929,149     Series 2004-EE, Class
               3A1, FRN, 3.99%,
               05/02/07.................       918,115
   600,000     Series 2004-S, Class A5,
               FRN, 3.54%, 12/25/08.....       582,389
                                          ------------
                                            33,896,974
                                          ------------
  Total Collateralized Mortgage
  Obligations (Cost $126,215,192).......   128,280,277
                                          ------------
CORPORATE BONDS (11.2%):
Aerospace & Defense (0.0%): (g)
    87,900   Systems 2001 AT LLC 7.16%,
               12/10/08 (e).............        94,211
                                          ------------
Airlines (0.4%):
    85,000   American Airlines, Inc.
               Series 1999-1, 7.02%,
               04/15/11 (c).............        87,836
             Delta Air Lines, Inc.
   275,000     Series 2000-1, 7.57%,
               05/18/12.................       258,711

  SHARES
    OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
----------   ---------------------------  ------------
CORPORATE BONDS, CONTINUED:
Airlines, continued:
    95,496   Southwest Airlines Co.
               Series 2001-1, 5.10%,
               01/16/06.................        95,951
             United AirLines, Inc.
    97,732     Series 2000-2, 7.19%,
               04/01/11 (c) (d).........        93,520
   304,047     Series 2001-1, 6.07%,
               09/01/14 (d).............       285,959
   193,569     Series 2001-1, 6.20%,
               09/01/08 (c) (d).........       184,191
    84,632     Series 2001-1, 7.78%,
               07/01/15 (d).............        78,396
                                          ------------
                                             1,084,564
                                          ------------
Automobiles (0.6%):
   350,000   DaimlerChrysler NA Holding
               Corp. 7.20%, 09/01/09....       380,982
             Ford Motor Credit Co.
   250,000     6.88%, 02/01/06..........       252,499
   900,000     7.38%, 10/28/09..........       882,000
    50,000   General Motors Corp.
               7.20%, 01/15/11 (c)......        46,250
   100,000   Toyota Motor Credit Corp.
               2.88%, 08/01/08..........        96,622
                                          ------------
                                             1,658,353
                                          ------------
Capital Markets (1.8%):
   400,000   Bear Stearns Cos. (The)
               3.25%, 03/25/09..........       385,500
             Credit Suisse First Boston
               USA, Inc.
   150,000     5.50%, 08/15/13..........       158,847
   500,000     6.13%, 11/15/11..........       543,886
             Goldman Sachs Group, Inc.
   200,000     3.88%, 01/15/09..........       197,321
   225,000     4.75%, 07/15/13..........       224,812
   150,000     5.25%, 10/15/13..........       154,786
   400,000     6.88%, 01/15/11..........       446,013
             Lehman Brothers Holdings,
               Inc.
   100,000     4.00%, 01/22/08..........        99,643
   175,000     6.63%, 01/18/12..........       195,455
             Merrill Lynch & Co., Inc.
   200,000     3.70%, 04/21/08..........       197,688
   150,000     5.45%, 07/15/14..........       158,416
   200,000     Series C, 4.13%,
               01/15/09.................       199,382
             Morgan Stanley
   300,000     6.60%, 04/01/12..........       333,541
   640,000     6.75%, 04/15/11..........       708,631

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005
Continued

JPMORGAN INVESTMENT TRUST BOND PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
AS OF JUNE 30, 2005
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
----------   ---------------------------  ------------
CORPORATE BONDS, CONTINUED:
Capital Markets, continued:
             National Rural Utilities
               Cooperative Finance Corp.
   885,000     6.00%, 05/15/06..........       900,901
             State Street Corp.
   150,000     7.65%, 06/15/10..........       173,754
                                          ------------
                                             5,078,576
                                          ------------
Chemicals (0.1%):
   150,000   Dow Chemical Co. (The)
               6.13%, 02/01/11..........       162,856
                                          ------------
Commercial Banks (1.3%):
             Banc of America Corp.
   200,000     3.88%, 01/15/08 (c)......       199,213
   570,000     7.80%, 02/15/10..........       651,924
    75,000   Branch Banking & Trust Co.
               Wilson North Carolina
               4.88%, 01/15/13..........        76,835
   200,000   First Bank NA
               6.50%, 02/01/08..........       210,977
   250,000   Firstar Bank NA
               7.13%, 12/01/09..........       279,365
    50,000   HSBC Holdings plc (United
               Kingdom)
               7.35%, 11/27/32 (e)......        64,286
   250,000   Huntington National Bank
               8.00%, 04/01/10..........       286,571
   200,000   Keycorp
               Series G, 4.70%,
               05/21/09 (c).............       203,167
    75,000   Popular North America, Inc.
               4.25%, 04/01/08..........        75,006
   190,000   Royal Bank of Canada
               (Canada)
               3.88%, 05/04/09..........       188,877
   250,000   Suntrust Bank
               6.38%, 04/01/11..........       275,760
   100,000   US Bancorp/Pre-Merger of
               First Bank
               7.50%, 06/01/26..........       131,107
   100,000   Wachovia Bank NA
               7.80%, 08/18/10 (c)......       116,154
             Wachovia Corp.
   240,000     3.50%, 08/15/08 (c)......       235,520
   150,000     3.63%, 02/17/09..........       147,485
   260,000   Wells Fargo & Co.
               3.13%, 04/01/09..........       251,425
   250,000   Wells Fargo Bank NA
               7.55%, 06/21/10..........       286,854
                                          ------------
                                             3,680,526
                                          ------------

  SHARES
    OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
----------   ---------------------------  ------------
CORPORATE BONDS, CONTINUED:
Commercial Services & Supplies (0.0%): (g)
   100,000   PHH Corp.
               7.13%, 03/01/13..........       110,925
                                          ------------
Computers & Peripherals (0.0%): (g)
   150,000   International Business
               Machines Corp.
               5.39%, 01/22/09..........       155,730
                                          ------------
Consumer Finance (1.2%):
   100,000   American Express Credit
               Corp.
               3.00%, 05/16/08..........        96,980
   500,000   Boeing Capital Corp.
               6.36%, 07/15/05..........       500,511
             General Motors Acceptance
               Corp.
   350,000     6.13%, 09/15/06..........       350,251
   575,000     7.25%, 03/02/11..........       539,161
             HSBC Finance Corp.
   500,000     5.88%, 02/01/09..........       524,852
   200,000     6.40%, 06/17/08..........       211,826
   500,000     6.50%, 11/15/08..........       533,671
   200,000     7.88%, 03/01/07..........       211,776
             International Lease Finance
               Corp.
    60,000     4.50%, 05/01/08..........        60,239
    40,000     5.88%, 05/01/13..........        42,464
   165,000     6.38%, 03/15/09 (c)......       174,575
   100,000   SLM Corp.
               Series A, 5.38%,
               01/15/13 (c).............       105,259
                                          ------------
                                             3,351,565
                                          ------------
Diversified Financial Services (1.5%):
             Associates Corp. of N.
               America
   200,000     8.15%, 08/01/09..........       228,842
   250,000     8.55%, 07/15/09..........       289,362
             CIT Group, Inc.
   225,000     6.50%, 02/07/06..........       228,433
   150,000     7.63%, 08/16/05..........       150,739
   100,000     7.75%, 04/02/12..........       117,283
   300,000   Citigroup, Inc.
               5.63%, 08/27/12..........       320,439
             General Electric Capital
               Corp.
   200,000     6.75%, 03/15/32..........       246,798
   500,000     7.38%, 01/19/10 (c)......       563,470
   150,000     Series A, 3.50%,
               05/01/08 (c).............       147,566
   175,000     Series A, 4.25%,
               01/15/08.................       175,676

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005
Continued

 16

JPMORGAN INVESTMENT TRUST BOND PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
AS OF JUNE 30, 2005
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
----------   ---------------------------  ------------
CORPORATE BONDS, CONTINUED:
Diversified Financial Services, continued:
   170,000     Series A, 5.00%,
               02/15/07.................       172,614
   300,000     Series A, 5.88%,
               02/15/12.................       324,402
             John Hancock Global Funding
               II
   100,000     3.50%, 01/30/09 (e)......        97,495
   100,000     7.90%, 07/02/10 (c)
               (e)......................       116,293
             MassMutual Global Funding
               II
   160,000     3.25%, 06/15/07 (e)......       157,484
   200,000     3.50%, 03/15/10 (e)......       192,682
             New York Life Global
               Funding
    75,000     3.88%, 01/15/09 (e)......        74,400
   250,000     5.38%, 09/15/13 (c)
               (e)......................       263,284
   300,000   Principal Life Global
               Funding I
               6.25%, 02/15/12 (e)......       330,942
   100,000   Washington Mutual Financial
               Corp.
               6.88%, 05/15/11..........       112,414
                                          ------------
                                             4,310,618
                                          ------------
Diversified Telecommunication Services (1.1%):
   336,695   Bellsouth
               Telecommunications
               6.30%, 02/18/11..........       359,989
   400,000   British Telecommunications
               plc (United Kingdom)
               8.37%, 12/15/10..........       473,594
   180,000   France Telecom S.A.
               (France)
               8.00%, 03/01/11 (c)......       208,885
   150,000   Nynex Capital Funding Co.
               Series B, SUB, 8.23%,
               10/15/09.................       169,581
             Sprint Capital Corp.
   500,000     6.00%, 01/15/07..........       512,373
   150,000     7.13%, 01/30/06..........       152,506
   100,000     8.38%, 03/15/12..........       120,282
    60,000     8.75%, 03/15/32..........        83,467
   115,000   Telus Corp. (Canada)
               8.00%, 06/01/11..........       134,493
   650,000   Verizon Global Funding
               Corp.
               7.25%, 12/01/10..........       736,781
   100,000   Verizon Pennsylvania, Inc.
               8.35%, 12/15/30..........       133,546
   100,000   Verizon Virginia, Inc.
               Series A, 4.63%,
               03/15/13.................        98,412
                                          ------------
                                             3,183,909
                                          ------------

  SHARES
    OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
----------   ---------------------------  ------------
CORPORATE BONDS, CONTINUED:
Electric Utilities (0.6%):
             American Electric Power Co.
               Inc.
    41,000     Series A, 6.13%,
               05/15/06.................        41,720
   100,000   Carolina Power & Light Co.
               5.13%, 09/15/13..........       103,240
   165,000   Constellation Energy Group,
               Inc.
               6.35%, 04/01/07..........       170,741
             DTE Energy Co.
   130,000     Series A, 6.65%,
               04/15/09.................       139,957
             Duke Energy Corp.
   125,000     4.20%, 10/01/08..........       124,552
   150,000     5.63%, 11/30/12..........       159,119
   150,000   Exelon Generation Co., LLC
               6.95%, 06/15/11..........       168,271
   675,000   Virginia Electric & Power
               Co.
               Series A, 5.38%,
               02/01/07.................       687,263
                                          ------------
                                             1,594,863
                                          ------------
Food & Staples Retailing (0.1%):
   150,000   Kroger Co. (The)
               8.05%, 02/01/10..........       170,770
                                          ------------
Gas Utilities (0.0%): (g)
    80,000   Keyspan Gas East Corp.
               7.88%, 02/01/10..........        91,597
                                          ------------
Hotels, Restaurants & Leisure (0.0%): (g)
    50,000   Harrah's Operating Co. Inc.
               8.00%, 02/01/11..........        57,332
                                          ------------
Industrial Conglomerates (0.2%):
   250,000   General Electric Co.
               5.00%, 02/01/13..........       258,127
   100,000   Raychem Corp.
               7.20%, 10/15/08..........       108,359
             Tyco International Group
               S.A. (Bermuda)
   200,000     6.38%, 10/15/11..........       219,661
    50,000     6.75%, 02/15/11 (c)......        55,505
                                          ------------
                                               641,652
                                          ------------
Insurance (0.8%):
   130,000   American International
               Group, Inc.
               4.25%, 05/15/13..........       126,084

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005
Continued

JPMORGAN INVESTMENT TRUST BOND PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
AS OF JUNE 30, 2005
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
----------   ---------------------------  ------------
CORPORATE BONDS, CONTINUED:
Insurance, continued:
             ASIF Global Financing
   150,000     2.65%, 01/17/06 (e)......       148,940
   250,000     3.90%, 10/22/08 (e)......       245,394
   300,000     4.90%, 01/17/13 (e)......       304,423
   200,000   Jackson National Life
               Global Funding
               6.13%, 05/30/12 (e)......       219,605
   100,000   Metropolitan Life Global
               Funding I
               5.20%, 09/18/13 (e)......       104,424
   150,000   MGIC Investment Corp.
               6.00%, 03/15/07..........       154,494
   150,000   Monumental Global Funding
               II
               4.38%, 07/30/09 (e)
               (c)......................       150,204
   200,000   Monumental Global Funding
               III
               5.20%, 01/30/07 (e)......       203,694
   100,000   Nationwide Financial
               Services
               6.25%, 11/15/11..........       110,148
   145,000   Pacific Life Global Funding
               3.75%, 01/15/09 (e)......       142,813
             Protective Life Secured
               Trust
    85,000     4.00%, 10/07/09..........        84,335
   200,000     4.00%, 04/01/11..........       196,712
                                          ------------
                                             2,191,270
                                          ------------
IT Services (0.1%):
   180,000   First Data Corp.
               3.90%, 10/01/09..........       177,207
                                          ------------
Media (0.4%):
   150,000   Comcast Corp.
               5.50%, 03/15/11 (c)......       156,499
   100,000   COX Communications, Inc.
               7.75%, 11/01/10..........       113,226
   120,000   Historic TW, Inc.
               8.18%, 08/15/07..........       129,092
    10,000   Liberty Media Corp.
               5.70%, 05/15/13 (c)......         9,301
   335,000   Tele-Communications-TCI
               Group
               9.80%, 02/01/12..........       426,689
   150,000   Time Warner Entertainment
               Co. LP
               10.15%, 05/01/12.........       193,914
   100,000   Time Warner Entertainment,
               Inc.
               9.15%, 02/01/23..........       137,296
                                          ------------
                                             1,166,017
                                          ------------

  SHARES
    OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
----------   ---------------------------  ------------
CORPORATE BONDS, CONTINUED:
Multi-Utilities (0.0%): (g)
    65,000   PSEG Power PLC
               7.75%, 04/15/11..........        74,940
                                          ------------
Oil & Gas (0.1%):
             Conoco Funding Co.
   100,000     5.45%, 10/15/06..........       101,804
   125,000     8.75%, 05/25/10..........       148,906
                                          ------------
                                               250,710
                                          ------------
Paper & Forest Products (0.1%):
             International Paper Co.
   165,000     4.00%, 04/01/10..........       159,457
    55,000     4.25%, 01/15/09..........        54,288
             Union Camp Corp.
    65,000     6.50%, 11/15/07..........        68,033
             Weyerhaeuser Co.
   100,000     6.75%, 03/15/12 (c)......       110,024
                                          ------------
                                               391,802
                                          ------------
Real Estate (0.1%):
   165,000   EOP Operating LP
               6.75%, 02/15/12..........       181,632
    30,000   ERP Operating LP
               4.75%, 06/15/09..........        30,269
                                          ------------
                                               211,901
                                          ------------
Road & Rail (0.2%):
             Burlington Northern Santa
               Fe. Corp.
    60,000     6.13%, 03/15/09..........        63,700
   150,000     7.13%, 12/15/10..........       169,133
             Hertz Corp.
   500,000     6.50%, 05/15/06..........       500,218
                                          ------------
                                               733,051
                                          ------------
Supranational (0.0%): (g)
    50,000   Corp. Andina de Fomento
               5.20%, 05/21/13..........        51,151
                                          ------------
Thrifts & Mortgage Finance (0.4%):
             Country Wide Home Loans
               Inc.
    50,000     3.25%, 05/21/08 (c)......        48,548
   200,000     Series E, 7.20%,
               10/30/06.................       207,526
   250,000     Series L, 4.00%,
               03/22/11.................       241,106
   250,000   Washington Mutual Bank FA
               5.65%, 08/15/14..........       263,231
    90,000   Washington Mutual, Inc.
               4.20%, 01/15/10..........        89,281

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005
Continued

 18

JPMORGAN INVESTMENT TRUST BOND PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
AS OF JUNE 30, 2005
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
----------   ---------------------------  ------------
CORPORATE BONDS, CONTINUED:
Thrifts & Mortgage Finance, continued:
   300,000   World Savings Bank FSB
               4.50%, 06/15/09..........       302,498
                                          ------------
                                             1,152,190
                                          ------------
Wireless Telecommunication Services (0.1%):
             New Cingular Wireless
               Services
    50,000     7.50%, 05/01/07..........        52,960
   150,000     7.88%, 03/01/11..........       174,325
                                          ------------
                                               227,285
                                          ------------
  Total Corporate Bonds
  (Cost $30,697,621)....................    32,055,571
                                          ------------
U.S. GOVERNMENT AGENCY MORTGAGES (8.1%):
             Federal Home Loan Mortgage
               Corp. Gold Pool
 1,145,047   4.00%, 11/03/09-
               03/30/10.................     1,120,528
 1,022,311   4.50%, 05/16/08-
               05/01/19.................     1,018,629
   399,950   5.50%, 09/04/08............       405,894
   671,496   6.00%,08/11/05-03/19/11....       690,148
 1,643,113   6.50%, 07/06/08-
               10/01/17.................     1,716,327
 1,820,354   7.00%, 06/15/08-
               01/01/17.................     1,909,351
   111,189   7.50%, 07/14/05............       116,182
    72,069   8.50%, 02/20/06............        78,198
    13,992   9.00%, 05/31/10............        14,903
             Federal Home Loan Mortgage
               Corp. Pool
   116,327   10.00%, 12/30/19-
               09/01/20.................       130,723
    10,995   12.00%, 10/06/05...........        12,069
             Federal National Mortgage
               Association Pool
   889,646   3.50%, 09/01/18-
               06/01/19.................       841,144
 7,606,522   4.00%, 08/04/09-
               12/01/18.................     7,471,511
   278,750   4.50%, 05/03/09............       277,683
   114,880   5.00%, 04/18/08............       116,257
 1,554,040   5.50%, 09/28/09-
               09/01/33.................     1,576,725
 1,340,786   6.00%, 10/09/05-
               03/01/33.................     1,378,477
   608,787   6.50%, 11/18/05-
               03/01/19.................       633,549
    72,289   7.00%, 08/01/32............        76,615

  SHARES
    OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
----------   ---------------------------  ------------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
   765,542   8.00%, 04/11/06-
               03/01/27.................       822,604
   384,998   8.50%, 01/25/06-
               10/01/26.................       420,016
   194,371   9.00%, 11/29/06-
               05/21/07.................       211,837
    77,533   10.00%, 07/31/21...........        87,263
    11,316   ARM, 4.20%, 08/14/05.......        11,493
    27,333   ARM, 4.26%, 01/09/09.......        27,561
 1,157,173   ARM, 4.90%, 01/01/35.......     1,172,301
   294,931   ARM, 4.99%, 04/01/34.......       299,356
             Government National
               Mortgage Association Pool
    40,887   6.50%, 03/19/09............        42,803
    60,755   7.00%, 06/15/33............        64,961
    25,771   7.50%, 09/15/07............        27,645
   231,065   8.00%, 12/06/05-
               09/15/22.................       248,332
    10,957   8.50%, 12/08/08............        12,044
     6,121   9.00%, 10/15/30............         6,783
    19,339   9.00%, 12/15/30............        21,432
                                          ------------
  Total U.S. Government Agency Mortgages
  (Cost $22,807,587)....................    23,061,344
                                          ------------
U.S. GOVERNMENT AGENCY SECURITIES (0.3%):
             Federal National Mortgage
               Association
   200,000   6.00%, 05/15/08............       211,409
   255,000   6.25%, 02/01/11............       279,420
   300,000   6.63%, 09/15/09............       330,587
                                          ------------
  Total U.S. Government Agency
  Securities (Cost $788,914)............       821,416
                                          ------------
U.S. TREASURY OBLIGATIONS (19.4%):
             U.S. Treasury Bonds
   150,000   7.63%, 02/15/25............       216,105
   550,000   7.88%, 02/15/21............       778,529
   300,000   8.13%, 05/15/21............       434,356
 2,400,000   8.75%, 05/15/17............     3,445,968
   800,000   9.88%, 11/15/15............     1,195,687
 5,290,000   10.38%, 11/15/12...........     6,084,532
 1,350,000   11.75%, 11/15/14...........     1,781,051
 3,450,000   12.00%, 08/15/13...........     4,283,661
 3,845,000   12.75%, 11/15/10...........     3,977,472
   300,000   13.25%, 05/15/14...........       401,988
             U.S. Treasury Inflation
               Indexed Bonds
   982,392   3.38%, 01/15/07............     1,013,591
   661,595   3.63%, 04/15/28............       888,941
   118,632   3.88%, 01/15/09............       129,082

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005
Continued

JPMORGAN INVESTMENT TRUST BOND PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
AS OF JUNE 30, 2005
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
----------   ---------------------------  ------------
U.S. TREASURY OBLIGATIONS, CONTINUED:
             U.S. Treasury Notes
   375,000   3.38%, 02/15/08............       372,275
 1,500,000   3.50%, 12/15/09............     1,485,879
   200,000   3.63%, 07/15/09............       199,336
   405,000   5.75%, 08/15/10............       442,637
 1,000,000   6.13%, 08/15/07............     1,050,234
   400,000   6.50%, 10/15/06............       414,516
 1,600,000   6.50%, 02/15/10............     1,785,563
             U.S. Treasury STRIPS
 1,000,000   11/15/09...................       848,518
 1,200,000   02/15/11...................       972,716
 1,350,000   05/15/11...................     1,083,510
   650,000   05/15/12...................       499,475
   900,000   11/15/12...................       676,493
 3,600,000   02/15/13...................     2,671,902
 1,000,000   05/15/13...................       733,839
 1,000,000   08/15/13...................       724,928
 1,300,000   02/15/14...................       920,032
 2,600,000   05/15/14...................     1,820,127
 2,800,000   08/15/14...................     1,938,807
   900,000   11/15/14...................       616,376
 1,070,000   05/15/15...................       716,763
   360,000   08/15/15...................       238,247
 5,100,000   11/15/15...................     3,345,995
 4,470,000   02/15/16...................     2,892,492
   800,000   05/15/16...................       511,850
   200,000   08/15/16...................       126,380
   900,000   11/15/16...................       561,618
 2,750,000   02/15/17...................     1,696,423
   800,000   05/15/18...................       463,818
   750,000   02/15/19...................       419,554
   100,000   02/15/22...................        48,587
   500,000   02/15/23...................       231,808
                                          ------------
  Total U.S. Treasury Obligations (Cost
  $52,938,263)..........................    55,141,661
                                          ------------

  SHARES
    OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
----------   ---------------------------  ------------
MUNICIPAL BONDS (0.1%):
Illinois
             Illinois State, Taxable
               Pension GO
   250,000     5.10%, 06/01/33
  Total Municipal Bonds
  (Cost $250,000).......................       259,657
                                          ------------
FOREIGN GOVERNMENT SECURITIES (0.4%):
             Mexico Government
               International Bond
               (Mexico)
   150,000     4.63%, 10/08/08..........       151,200
    50,000     6.63%, 03/03/15..........        53,550
   100,000     6.38%, MTN, 01/16/13.....       110,050
   325,000     Series A, 7.50%,
               04/08/33.................       375,375
   400,000   Province of Quebec Canada
               (Canada)
               5.75%, 02/15/09..........       422,706
                                          ------------
  Total Foreign Government Securities
  (Cost $1,016,907).....................     1,112,881
                                          ------------
SHORT-TERM INVESTMENTS (13.1%):
Investment Companies (13.1%):
37,338,163   JPMorgan Liquid Asset Money
               Market Fund (b)
               (Cost $37,338,163).......    37,338,163
                                          ------------
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED
  (15.2%):
INVESTMENT COMPANY (15.2%):
25,065,000   BGI Prime Money Market
               Fund.....................    25,065,000
18,120,573   Morgan Stanley
               Institutional Liquidity
               Funds....................    18,120,573
                                          ------------
  Total Investments of Cash Collateral
  for Securities Loaned (Cost
  $43,185,573)                              43,185,573
                                          ------------
TOTAL INVESTMENTS (114.5%):
  (Cost $320,019,393)                      326,145,032
OTHER LIABILITIES IN EXCESS OF ASSETS
  (14.5%):                                 (41,189,260)
                                          ------------
NET ASSETS (100.0%):                      $284,955,772
                                          ============

------------
Percentages indicated are based on net assets.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005
Continued

 20

JPMORGAN INVESTMENT TRUST BOND PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
AS OF JUNE 30, 2005
(UNAUDITED)

Abbreviations:
ARM     Adjustable Rate Mortgage
CMO     Collateralized Mortgage Obligations
FRN     Floating Rate Note. The rate shown is the rate in effect as of June 30, 2005.
GO      General Obligation Bonds
MTN     Medium Term Note
STRIPS  Separate Trading of Registered Interest and Principal
        Securities
SUB     Step-Up Bond. The rate shown is the rate in effect as of
        June 30, 2005.
VAR     Variable. The interest rate shown is the rate in effect at
        June 30, 2005.

See
notes
to
financial
statements.
(b) Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan
        Investment Advisors Inc.
(c) Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(d)     Defaulted Security.
(e) All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.
(g)     Amount rounds to less than 0.1%.
HB High Coupon Bonds (a.k.a. 'IOettes') represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the REMIC trust and allocating them to the small principal of the HB class.
IF Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (increase) in a specified index.
IO Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans.
        The face amount shown represents the par value on the generally higher than prevailing market underlying pool. The yields on these securities are higher than yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

JPMORGAN INVESTMENT TRUST BOND PORTFOLIO
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
AS OF JUNE 30, 2005
(UNAUDITED)

ASSETS:
Investments in non-affiliates, at value.....................    $288,806,869
Investments in affiliates, at value.........................      37,338,163
                                                                ------------
Total investment securities at value........................     326,145,032
Cash........................................................          11,235
Receivables:
  Investment securities sold................................           5,881
  Fund shares sold..........................................         462,871
  Interest and dividends....................................       1,801,481
Prepaid expenses and other assets...........................          21,939
                                                                ------------
Total Assets................................................     328,448,439
                                                                ------------
LIABILITIES:
Payables:
  Collateral for securities lending program.................      43,185,573
  Fund shares redeemed......................................         115,878
Accrued liabilities:
  Investment advisory fees..................................         132,749
  Administration fees.......................................          34,091
  Custodian fees............................................           4,136
  Trustees' fees - deferred.................................             910
  Other.....................................................          19,330
                                                                ------------
Total Liabilities...........................................      43,492,667
                                                                ------------
NET ASSETS:.................................................    $284,955,772
                                                                ============
Paid in capital.............................................     273,687,155
Accumulated undistributed (distributions in excess of) net
  investment income.........................................       5,790,141
Accumulated undistributed net realized gains (losses) from
  investments...............................................        (647,163)
Net unrealized appreciation (depreciation) from
  investments...............................................       6,125,639
                                                                ------------
Net Assets..................................................    $284,955,772
                                                                ============
OUTSTANDING UNITS OF BENEFICIAL INTEREST (SHARES)...........      25,315,820
                                                                ============
Net asset value, offering and redemption price per share....    $      11.26
                                                                ============
Cost of Investments.........................................    $320,019,393
Investment securities on loan, at value.....................      42,476,414

See notes to financial statements.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

 22

JPMORGAN INVESTMENT TRUST BOND PORTFOLIO
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2005
(UNAUDITED)

INVESTMENT INCOME:
Dividend income from affiliates*............................    $  488,243
Interest income.............................................     6,247,007
Income from securities lending (net)........................        16,521
                                                                ----------
Total Investment Income.....................................     6,751,771
                                                                ----------
EXPENSES:
Investment advisory fees....................................       758,085
Administration fees.........................................       186,027
Custodian fees..............................................         8,229
Professional fees...........................................        12,483
Trustees' fees..............................................           528
Transfer agent fees.........................................         4,108
Other.......................................................        15,985
                                                                ----------
Total expenses before waivers...............................       985,445
                                                                ----------
Less amounts waived.........................................       (38,001)
                                                                ----------
Net Expenses................................................       947,444
                                                                ----------
Net Investment Income (Loss)................................     5,804,327
                                                                ----------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain (loss) on transactions from investments...       (21,274)
Change in net unrealized appreciation/depreciation of
  investments...............................................       582,570
                                                                ----------
Net realized/unrealized gains (losses) on investments.......       561,296
                                                                ----------
Change in net assets resulting from operations..............    $6,365,623
                                                                ==========
* Includes reimbursements of investment advisory and
  administration fees:......................................    $   76,809
                                                                ----------

See notes to financial statements.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

JPMORGAN INVESTMENT TRUST BOND PORTFOLIO
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                 SIX MONTHS
                                                                   ENDED
                                                                  JUNE 30,         YEAR ENDED
                                                                    2005          DECEMBER 31,
                                                                (UNAUDITED)           2004
                                                              ----------------    ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)..............................    $  5,804,327      $  9,661,234
  Net realized gain (loss) on investments...................         (21,274)           61,019
  Change in net unrealized appreciation/depreciation of
    investments.............................................         582,570        (1,659,619)
                                                                ------------      ------------
Increase (decrease) in net assets from operations...........       6,365,623         8,062,634
                                                                ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income................................      (9,957,150)       (9,937,959)
                                                                ------------      ------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares issued...............................      63,199,441        61,600,133
  Dividends reinvested......................................       9,957,150         9,937,959
  Cost of shares redeemed...................................     (19,569,958)      (24,448,806)
                                                                ------------      ------------
Increase (decrease) from capital transactions...............      53,586,633        47,089,286
                                                                ------------      ------------
NET ASSETS:
  Total increase (decrease) in net assets...................      49,995,106        45,213,961
  Beginning of period.......................................     234,960,666       189,746,705
                                                                ------------      ------------
  End of period.............................................    $284,955,772      $234,960,666
                                                                ============      ============
Accumulated undistributed (distributions in excess of) net
  investment income.........................................    $  5,790,141      $  9,942,964
                                                                ============      ============
SHARE TRANSACTIONS:
  Issued....................................................       5,610,627         5,419,129
  Reinvested................................................         910,993           879,465
  Redeemed..................................................      (1,733,533)       (2,154,170)
                                                                ------------      ------------
Change in Shares............................................       4,788,087         4,144,424
                                                                ============      ============

See notes to financial statements.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

 24

JPMORGAN INVESTMENT TRUST BOND PORTFOLIO
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                                   PER SHARE OPERATING PERFORMANCE
                                     --------------------------------------------------------------------------------------------
                                                    INVESTMENT OPERATIONS                               DISTRIBUTIONS
                                     ----------------------------------------------------   -------------------------------------
                                                               NET REALIZED
                                     NET ASSET      NET       AND UNREALIZED
                                      VALUE,     INVESTMENT       GAINS        TOTAL FROM      NET         NET
                                     BEGINNING     INCOME      (LOSSES) ON     INVESTMENT   INVESTMENT   REALIZED       TOTAL
                                     OF PERIOD     (LOSS)      INVESTMENTS     OPERATIONS     INCOME      GAINS     DISTRIBUTIONS
                                     ---------   ----------   --------------   ----------   ----------   --------   -------------

Six Months Ended June 30, 2005
 (Unaudited).......................   $11.45       $ 0.19         $ 0.07         $ 0.26       $(0.45)     $   --       $(0.45)
Year Ended December 31, 2004.......    11.58         0.46           0.01           0.47        (0.60)         --        (0.60)
Year Ended December 31, 2003.......    11.83         0.59          (0.15)          0.44        (0.69)         --        (0.69)
Year Ended December 31, 2002.......    10.80         0.70           0.37           1.07           --(c)    (0.04)       (0.04)
Year Ended December 31, 2001.......    10.57         0.69           0.23           0.92        (0.69)         --        (0.69)
Year Ended December 31, 2000.......     9.98         0.61           0.58           1.19        (0.60)         --        (0.60)

------------

(a) Annualized for periods less than one year.

(b) Not annualized for periods less than one year.

(c) Amount less than $0.01.

See notes to financial statements.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

--------------------------------------------------------------------------------

                                                                                   RATIOS/SUPPLEMENTAL DATA:
                                                                  ------------------------------------------------------------
                                                                                      RATIOS TO AVERAGE NET ASSETS: (a)
                                                                               -----------------------------------------------
                                                                                                                EXPENSES
                                         NET ASSET                NET ASSETS                     NET         WITHOUT WAIVERS
                                          VALUE,       TOTAL        END OF                    INVESTMENT     REIMBURSEMENTS
                                          END OF       RETURN       PERIOD         NET          INCOME        AND EARNINGS
                                          PERIOD        (b)        (000'S)       EXPENSES       (LOSS)           CREDITS
                                         ---------   ----------   ----------   ------------   ----------   -------------------

  Six Months Ended June 30, 2005
 (Unaudited)............................  $11.26        2.39%      $284,956        0.75%         4.59%            0.78%
  Year Ended December 31, 2004..........   11.45        4.13        234,961        0.75          4.79             0.79
  Year Ended December 31, 2003..........   11.58        3.87        189,747        0.75          5.50             0.81
  Year Ended December 31, 2002..........   11.83        9.99        167,767        0.75          6.38             0.81
  Year Ended December 31, 2001..........   10.80        8.85        138,259        0.75          6.57             0.79
  Year Ended December 31, 2000..........   10.57       12.20        102,967        0.75          6.12             0.80

                                          RATIOS/SUPPLEMENTAL DATA:
                                          ---------

                                          PORTFOLIO
                                          TURNOVER
                                          RATE (b)
                                          ---------
  Six Months Ended June 30, 2005
 (Unaudited)............................      8%
  Year Ended December 31, 2004..........     15
  Year Ended December 31, 2003..........     21
  Year Ended December 31, 2002..........     26
  Year Ended December 31, 2001..........     23
  Year Ended December 31, 2000..........      7

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

 26

JPMORGAN INVESTMENT TRUST BOND PORTFOLIO
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION

   JPMorgan Investment Trust (formerly One Group Investment Trust) (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The Bond Portfolio is a separate Portfolio of the Trust (the "Portfolio").

   Effective May 1, 2005, the Board of Trustees approved the name change from One Group Investment Trust Bond Portfolio to JPMorgan Investment Trust Bond Portfolio.

   Portfolio shares are offered only to separate accounts of participating insurance companies and eligible plans. Individuals may not purchase shares directly from the Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     A. VALUATION OF INVESTMENTS

     Corporate debt securities, debt securities issued by the U.S. Treasury or a U.S. government agency (other than short-term investments maturing in less than 61 days), and municipal securities are valued each day based on readily available market quotations received from third party broker-dealers of comparable securities or independent or affiliated pricing services approved by the Board of Trustees. Such pricing services and broker-dealers generally provide bid-side quotations. Short-term investments maturing in less than 61 days are valued at amortized cost, which approximates market value. Investments in other open-end investment companies are valued at such investment company's current day closing net asset value per share.

     Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Trustees. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

     B. REPURCHASE AGREEMENTS

     The Portfolio may enter into repurchase agreement transactions with institutions that meet the advisor's credit guidelines. Each repurchase agreement is valued at amortized cost. The Portfolio requires that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Portfolio to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Portfolio may be delayed or limited.

     C. SECURITIES LENDING

     To generate additional income, the Portfolio may lend up to 33 1/3% of its assets pursuant to agreements ("borrower agreements") requiring that the loan be continuously secured by cash or securities issued by the U.S. government or its agencies or instrumentalities (collectively, U.S. government securities"). JPMorgan Chase Bank, N.A. ("JPMCB"), an affiliate of the Portfolio, serves as lending agent to the Portfolio pursuant to a Securities Lending Agreement approved by the Board of Trustees (the "Securities Lending Agreement"). The Securities Lending Agreement was effective with respect to the Bond Portfolio on December 6, 2004 and an amended and restated agreement was approved by the Board at a meeting held on August 11, 2005.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005
Continued

JPMORGAN INVESTMENT TRUST BOND PORTFOLIO
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

     Under the Securities Lending Agreement, JPMCB acting as agent for the Portfolio loans securities to approved borrowers pursuant to approved borrower agreements in exchange for collateral equal to at least 100% of the market value of the loaned securities plus accrued interest. During the term of the loan, the Portfolio receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral in accordance with investment guidelines contained in the Securities Lending Agreement. For loans secured by cash, the Portfolio retains the interest on cash collateral investments but is required to pay the borrower a rebate for use of the cash collateral. For loans secured by US government securities, the borrower pays a borrower fee to the lending agent on behalf of the Portfolio. The net income earned on the securities lending (after payment of rebates and fees) is included in the Statement of Operations as Income from securities lending (net). Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

     Under the Securities Lending Agreement, JPMCB is entitled to a fee equal to
     (i) 6 basis points (.06 of 1%), calculated on an annualized basis and accrued daily, based upon the value of Collateral received from Borrowers for each Loan of U.S. Securities outstanding during a given month under this Lending Agreement; and (ii) 11.42 basis points (.1142 of 1%), calculated on an annualized basis and accrued daily, based upon the value of Collateral received from Borrowers for each Loan of non-U.S. Securities outstanding during a given month under this Lending Agreement. For the period from the effective date of the Agreement through June 30, 2005, JPMCB voluntarily reduced its fees to: (i) 5 basis points (.05 of 1%) for each Loan of U.S. Securities and (ii) 10 basis points (.1 of 1%) for each Loan of non-U.S. Securities, respectively.

     As of June 30, 2005, the Portfolio had securities with the following market values on loan, received the following collateral for the period then ended and paid the following amounts to related party affiliates:

                                        LENDING      MARKET       MARKET VALUE
                                         AGENT      VALUE OF       OF LOANED
                                       FEES PAID   COLLATERAL*     SECURITIES
                                       ---------   -----------    ------------
                                        $8,219     $43,185,573    $42,476,414

     * Includes securities and cash collateral.

     Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMCB will indemnify the Portfolio from any losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Portfolio or the borrower at any time, and are, therefore, not considered to be illiquid investments.

     D. SECURITY TRANSACTIONS AND INVESTMENT INCOME

     Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the interest method adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date or when the Portfolio first learns of the dividend.

     Purchases of TBA, when-issued or delayed delivery securities may be settled a month or more after the trade date; interest income is not accrued until settlement date. It is the Fund's policy to segregate assets with a current value at least equal to the amount of its TBA, when-issued or delayed delivery purchase commitments.

     E. ALLOCATION OF EXPENSES

     Expenses directly attributable to a Portfolio are charged directly to that Portfolio while the expenses attributable to more than one Portfolio of the Trust are allocated among the respective Portfolios.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005
Continued

 28

JPMORGAN INVESTMENT TRUST BOND PORTFOLIO
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

     F. FEDERAL INCOME TAXES

     The Portfolio is treated as a separate taxable entity for Federal income tax purposes. The Portfolio's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary. The Portfolio is also a segregated portfolio of assets for insurance purposes and intends to comply with the diversification requirements at Subchapter L of the Internal Revenue Code.

     G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income generally are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Distributions from net investment income and from net capital gains are determined in accordance with U.S. income tax regulations, which may differ from U.S. generally accepted accounting principles. The Portfolio may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     A. INVESTMENT ADVISORY FEE

     Pursuant to the Investment Advisory Agreement, JPMorgan Investment Advisors Inc. (the "Advisor") (formerly known as Banc One Investment Advisors Corporation) acts as the investment advisor to the Portfolio. The Advisor is an indirect wholly-owned subsidiary of JPMCB, which is a subsidiary of JPMorgan Chase & Co. ("JPMorgan"). The Advisor supervises the investments of the Portfolio and for such services is paid a fee. The fee is accrued daily and paid monthly based on the Portfolio's average daily net assets. The annual fee rate for the Bond Portfolio is 0.60%.

     The Portfolio may invest in one or more money market funds advised by the Advisor or its affiliates. Investment advisory and administrative fees are waived and/or reimbursed to the Portfolio in an amount sufficient to offset any doubling up of these fees related to the Portfolio's investment in an affiliated money market fund.

     B. ADMINISTRATION FEE

     Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the "Administrator") (formerly One Group Administrative Services, Inc.), an indirect, wholly-owned subsidiary of JPMorgan provides certain administration services to the Portfolio. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.18% of the first $250 million of the average daily net assets of the Trust (excluding the Equity Index Portfolio) and 0.14% of the average daily net assets of the Trust in excess of $250 million (excluding the Equity Index Portfolio).

     Effective December 6, 2004, JPMCB began providing portfolio fund accounting services and receives a portion of the fees payable to the Administrator. Prior to this date, BISYS Fund Services, L.P. ("BISYS") served as the Portfolio's fund accounting agent and received a portion of the fees paid to the Administrator.

     Effective July 1, 2005, J.P. Morgan Investor Services, Co. ("JPMIS") began serving as the Portfolio's sub-administrator. For its services as sub-administrator, JPMIS receives a portion of the fees payable to the Administrator. Prior to July 1, 2005, BISYS served as the Portfolio's sub-administrator. For its services as sub-administrator, BISYS received a portion of the fees paid to the Administrator.

     C. DISTRIBUTION FEES

     Effective May 1, 2005, pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the "Distributor"), a wholly-owned subsidiary of JPMorgan, began serving as the Trust's exclusive underwriter and promotes and arranges for the sale of the Portfolio's shares. The Distributor receives no compensation in its capacity as the Portfolio's underwriter.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005
Continued

JPMORGAN INVESTMENT TRUST BOND PORTFOLIO
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

     D. CUSTODIAN FEES

     On August 12, 2004, the Board of Trustees approved an agreement with JPMCB to act as the Portfolio's custodian. The transition to JPMCB from the previous service provider was completed on December 6, 2004 for the Bond Portfolio.

     The amounts paid directly to JPMCB by the Portfolio for custody and services are included in custodian fees in the Statement of Operations. The custodian fees may be reduced by credits earned by the Portfolio, based on uninvested cash balances held by the custodian.

     E. WAIVERS AND REIMBURSEMENTS

     The Advisor and Administrator have contractually agreed to waive fees or reimburse the Portfolio to the extent that total operating expenses (excluding dividend expenses on short sales, interest, taxes, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.75% of the Portfolio's average daily net assets.

     The contractual expense limitation agreements were in effect for the period ended June 30, 2005. Effective September 1, 2005, the contractual expense limitation for the Portfolio will be 0.73%. The new expense limitation will be in place until at least April 30, 2007.

     For the period ended June 30, 2005, the Portfolio's service providers waived investment advisory fees for the Portfolio in the amount of $38,001. None of these parties expects the Portfolio to repay any such waived fees in future years.

     F. OTHER

     Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Distributor. Such officers receive no compensation from the Portfolio for serving in their respective roles.

     The Trust adopted a Trustee Deferred Compensation Plan (the "Plan") which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various JPMorgan Funds until distribution in accordance with the Plan.

     During the period, the Portfolio may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

     The Portfolio may use related party brokers/dealers. For the period ended June 30, 2005, the Portfolio did not incur any brokerage commissions with brokers/dealers affiliated with the Advisor.

     The SEC has granted an exemptive order permitting the Portfolio to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

4. INVESTMENT TRANSACTIONS

   During the period ended June 30, 2005, purchases and sales of investments (excluding short-term investments) were as follows:

       PURCHASES            SALES
       (EXCLUDING         (EXCLUDING       PURCHASES OF        SALES OF
    U.S. GOVERNMENT)   U.S. GOVERNMENT)   U.S. GOVERNMENT   U.S. GOVERNMENT
    ----------------   ----------------   ---------------   ---------------
      $50,633,478        $17,154,083        $11,627,587         $6,112

5. FEDERAL INCOME TAX MATTERS

   For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at June 30, 2005, were as follows:

                      GROSS          GROSS       NET UNREALIZED
     AGGREGATE      UNREALIZED     UNREALIZED     APPRECIATION
        COST       APPRECIATION   DEPRECIATION   (DEPRECIATION)
    ------------   ------------   ------------   --------------
    $320,019,393    $8,467,863    $(2,342,224)     $6,125,639

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005
Continued

 30

JPMORGAN INVESTMENT TRUST BOND PORTFOLIO
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

6. BORROWINGS

   Effective February 18, 2005, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the JPMorgan Funds including the Portfolio. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Portfolio's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing.

   As of June 30, 2005, the Portfolio had no outstanding borrowings from the unsecured uncommitted credit facility.

7. CONCENTRATIONS AND INDEMNIFICATIONS

   In the normal course of business the Portfolio enters into contracts that contain a variety of representations which provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005
Continued

JPMORGAN INVESTMENT TRUST BOND PORTFOLIO
--------------------------------------------------------------------------------

TRUSTEES

                                                              NUMBER OF FUNDS
                                                                     IN
NAME (YEAR OF BIRTH);                                           FUND COMPLEX
POSITIONS WITH                  PRINCIPAL OCCUPATIONS             OVERSEEN           OTHER DIRECTORSHIPS HELD
THE TRUST (SINCE)                DURING PAST 5 YEARS           BY TRUSTEE(1)           OUTSIDE FUND COMPLEX
------------------------   -------------------------------   ------------------   -------------------------------
INDEPENDENT TRUSTEES
William J. Armstrong       Retired; Vice President &                114           None.
(1941); Trustee            Treasurer of Ingersoll-Rand
since 2005.                Company (manufacturer of
                           industrial equipment)
                           (1972-2000).


Roland R. Eppley, Jr.      Retired; President & Chief               114           Director, Janel Hydro, Inc.
(1932); Trustee            Executive Officer, Eastern                             (automotive) (1993-present).
since 2005.                Sales Bankcard (1971-1988).


John F. Finn               President and Chief Executive            113*          Director, Cardinal Health, Inc
(1947); Trustee            Officer of Gardner, Inc.                               (CAH) (1994-present).
since 1998.                (wholesale distributor to
                           outdoor power equipment
                           industry) (1979-present).


Dr. Matthew Goldstein      Chancellor of the City                   114           Trustee of Bronx-Lebanon
(1941); Trustee            University of New York                                 Hospital Center (1992-present);
since 2005.                (1999-present); President,                             Director of New Plan Excel
                           Adelphi University (New York)                          Realty Trust, Inc. (real estate
                           (1998-1999).                                           investment trust) (2000-
                                                                                  present); Director of Lincoln
                                                                                  Center Institute for the Arts
                                                                                  in Education (1999-present).


Robert J. Higgins          Retired; Director of                     114           Director of Providian Financial
(1945);                    Administration of the State of                         Corp. (banking) (2002-present).
Trustee since 2005.        Rhode Island (2003-2004);
                           President - Consumer Banking
                           and Investment Services, Fleet
                           Boston Financial (1971-2001).


Peter C. Marshall          Self-employed business                   113*          None.
(1942); Trustee since      consultant (2002-present);
1994.                      Senior Vice President, W.D.
                           Hoard, Inc. (corporate parent
                           of DCI Marketing, Inc.)
                           (2000-2002); President, DCI
                           Marketing, Inc. (1992-2000).


Marilyn McCoy              Vice President of                        113*          Director, Mather LifeWays
(1948); Trustee since      Administration and Planning,                           (1994- present); Director,
1999.                      Northwestern University                                Carleton College
                           (1985-present).                                        (2003-present).


William G. Morton, Jr.     Retired; Chairman Emeritus               114           Director of Radio Shack
(1937); Trustee since      (2001-2002), and Chairman and                          Corporation (electronics)
2005.                      Chief Executive Officer, Boston                        (1987-present); Director of The
                           Stock Exchange (1985-2001).                            National Football Foundation
                                                                                  and College Hall of Fame (1994-
                                                                                  present); Trustee of the
                                                                                  Berklee College of Music
                                                                                  (1998-present); Trustee of the
                                                                                  Stratton Mountain School
                                                                                  (2001-present).


Robert A. Oden, Jr.        President, Carleton College              113*          Director, American University
(1946); Trustee since      (2002-present); President,                             in Cairo.
1997.                      Kenyon College (1995-2002).


Fergus Reid, III (1932);   Chairman of Lumelite                     114           Trustee of Morgan Stanley Funds
Trustee (Chairman) since   Corporation (plastics                                  (209 portfolios)
2005.                      manufacturing) (2003- present);                        (1995-present).
                           Chairman and Chief Executive
                           Officer of Lumelite Corporation
                           (1985-2002).


JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

 32

JPMORGAN INVESTMENT TRUST BOND PORTFOLIO
--------------------------------------------------------------------------------

TRUSTEES, CONTINUED

                                                              NUMBER OF FUNDS
                                                                     IN
NAME (YEAR OF BIRTH);                                           FUND COMPLEX
POSITIONS WITH                  PRINCIPAL OCCUPATIONS             OVERSEEN           OTHER DIRECTORSHIPS HELD
THE TRUST (SINCE)                DURING PAST 5 YEARS           BY TRUSTEE(1)           OUTSIDE FUND COMPLEX
------------------------   -------------------------------   ------------------   -------------------------------
Frederick W. Ruebeck       Advisor, Jerome P. Green &               113*          Director, AMS Group (2001-
(1939); Trustee since      Associates, LLC (broker-dealer)                        present); Director, Wabash
1994.                      (2002-present); Investment                             College (1988-present);
                           Officer, Wabash College                                Trustee, Seabury- Western
                           (2004-present); self-employed                          Theological Seminary
                           consultant (January                                    (1993-present); Chairman,
                           2000-present); Director of                             Indianapolis Symphony Orchestra
                           Investments, Eli Lilly and                             Foundation (1994-present).
                           Company (1988-1999).


James J. Schonbachler      Retired; Managing Director of            114           None.
(1943); Trustee since      Bankers Trust Company
2005.                      (financial services)
                           (1968-1998).

INTERESTED TRUSTEE


Leonard M. Spalding,       Retired; Chief Executive                 114           None.
Jr.** (1935); Trustee      Officer of Chase Mutual Funds
since 2005.                (investment company)
                           (1989-1998); President & Chief
                           Executive Officer of Vista
                           Capital Management (investment
                           management) (1990-1998); Chief
                           Investment Executive of Chase
                           Manhattan Private Bank
                           (investment management)
                           (1990-1998).

------------

(1) A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies.
     The JPMorgan Funds Complex for which the Board of Trustees includes nine registered investment companies (114 funds) as of August 29, 2005.
  * This Trustee does not oversee the UM Investment Trust II which is the registered investment company for the Undiscovered Managers Spinnaker Fund, and therefore oversees eight registered investment companies (113 funds) as of August 29, 2005.
 ** Mr. Spalding is deemed to be an "interested person" due to his ownership of JPMorgan Chase stock.

The contact address for each of the Trustees is 522 Fifth Avenue, New York, NY 10036.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

JPMORGAN INVESTMENT TRUST BOND PORTFOLIO
--------------------------------------------------------------------------------

OFFICERS

NAME (YEAR OF BIRTH),
POSITIONS HELD WITH
THE TRUST (SINCE)                       PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS
----------------------------   ------------------------------------------------------------
George C.W. Gatch (1962),      Managing Director of JPMorgan Investment Management Inc.;
President (2004)               Director and President, JPMorgan Distribution Services, Inc.
                               and JPMorgan Funds Management, Inc. since 2005; Mr. Gatch is
                               CEO and President of JPMorgan Funds. Mr. Gatch has been an employee since 1986. Mr. Gatch has held positions such as
                               President and CEO of DKB Morgan, a Japanese mutual fund
                               company which was a joint venture between J.P. Morgan and
                               Dai-Ichi Kangyo Bank, as well as positions in business
                               management, marketing and sales.


Robert L. Young (1963),        Director and Vice President of JPMorgan Distribution
Senior Vice President          Services, Inc. and JPMorgan Funds Management, Inc.; Chief
(2004)*                        Operating Officer, JPMorgan Funds since 2005, and One Group
                               Mutual Funds from 2001 until 2005. Mr. Young was Vice
                               President and Treasurer, JPMorgan Funds Management, Inc.
                               (formerly One Group Administrative Services) and Vice
                               President and Treasurer, JPMorgan Distribution Services,
                               Inc. (formerly One Group Dealer Services, Inc.) from 1999 to
                               2005.


Patricia A. Maleski (1960),    Vice President, JPMorgan Funds Management, Inc.; previously,
Vice President and Chief       Treasurer, JPMorgan Funds and Head of Funds Administration
Administrative Officer         and Board Liaison. Ms. Maleski was the Vice President of
(2004)                         Finance for the Pierpont Group, Inc., an independent company owned by the Board of Directors/Trustees of the JPMorgan
                               Funds, prior to joining J.P. Morgan Chase & Co. in 2001.


Stephanie J. Dorsey (1969),    Vice President, JPMorgan Funds Management, Inc.; Director of
Treasurer (2004)*              Mutual Fund Administration, JPMorgan Funds Management, Inc.
                               (formerly One Group Administrative Services), from 2004 to
                               2005; Ms. Dorsey worked for JPMorgan Chase & Co., (formerly
                               Bank One Corporation) from 2003 to 2004; prior to joining
                               Bank One Corporation, she was a Senior Manager specializing in Financial Services audits at PricewaterhouseCoopers LLP from 1992 through 2002.


Stephen M. Ungerman (1953),    Senior Vice President, JPMorgan Chase & Co.; Mr. Ungerman
Senior Vice President, Chief   was head of Fund Administration - Pooled Vehicles from 2000
Compliance Officer (2004)      to 2004. Mr. Ungerman held a number of positions in
                               Prudential Financial's asset management business prior to
                               2000.


Paul L. Gulinello (1950),      Vice President and Anti Money Laundering Compliance Officer
AML Compliance Officer         for JPMorgan Asset Management Americas, additionally
(2005)                         responsible for personal trading and compliance testing
                               since 2004; Treasury Services Operating Risk Management and
                               Compliance Executive supporting all JPMorgan Treasury
                               Services business units from July 2000 to 2004.


Stephen M. Benham (1959),      Vice President and Assistant General Counsel, JPMorgan Chase
Secretary (2005)               & Co. since 2004; Vice President (Legal Advisory) of Merrill
                               Lynch Investment Managers, L.P. from 2000 to 2004; attorney associated with Kirkpatrick & Lockhart LLP from 1997 to
                               2000.


Elizabeth A. Davin (1964),     Vice President and Assistant General Counsel, JPMorgan Chase
Assistant Secretary (2004)*    & Co. since 2005;Senior Counsel, JPMorgan Chase & Co.
                               (formerly Bank One Corporation) from 2004-2005; Assistant
                               General Counsel and Associate General Counsel and Vice
                               President, Gartmore Global Investments, Inc. from 1999 to
                               2004.


Jessica K. Ditullio (1962),    Vice President and Assistant General Counsel, JPMorgan Chase
Assistant Secretary (2000)*    & Co. since 2005; Ms. Ditullio has served as attorney with various titles for JPMorgan Chase & Co. (formerly Bank One
                               Corporation) since 1990.


Nancy E. Fields (1949),        Vice President, JPMorgan Funds Management, Inc. and JPMorgan
Assistant Secretary (2000)*    Distribution Services, Inc.; from 1999-2005, Director,
                               Mutual Fund Administration, JPMorgan Funds Management, Inc.
                               (formerly One Group Administrative Services, Inc.) and
                               Senior Project Manager, Mutual Funds, JPMorgan Distribution
                               Services, Inc. (formerly One Group Dealer Services, Inc.).


Suzanne E. Cioffi (1967),      Vice President, JPMorgan Funds Management, Inc., responsible
Assistant Treasurer (2005)     for mutual fund financial reporting. Ms. Cioffi has overseen various fund accounting, custody and administration
                               conversion projects during the past five years.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

 34

JPMORGAN INVESTMENT TRUST BOND PORTFOLIO
--------------------------------------------------------------------------------

OFFICERS, CONTINUED

NAME (YEAR OF BIRTH),
POSITIONS HELD WITH
THE TRUST (SINCE)                       PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS
----------------------------   ------------------------------------------------------------


Christopher D. Walsh (1965),   Vice President, JPMorgan Funds Management, Inc., Mr. Walsh
Assistant Treasurer (2004)     has managed all aspects of institutional and retail mutual fund administration and vendor relationships within the
                               mutual funds, commingled/ERISA funds, 3(c)(7) funds, hedge funds and LLC products. Mr. Walsh was a director of Mutual
                               Fund Administration at Prudential Investments from 1996 to
                               2000.

Arthur A. Jensen (1966),       Vice President, JPMorgan Funds Management, Inc. since April
Assistant Treasurer (2005)*    2005; formerly, Vice President of Financial Services of
                               BISYS Fund Services, Inc. from 2001 until 2005; Mr. Jensen was Section Manager at Northern Trust Company and Accounting
                               Supervisor at Allstate Insurance Company prior to 2001.


------------

The contact address for each of the officers, unless otherwise noted, is 522 Fifth Avenue, New York, NY 10036.

* The contact address for the officer is 1111 Polaris Parkway, Columbus, OH
  43271.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

JPMORGAN INVESTMENT TRUST BOND PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF SHAREHOLDER EXPENSES
HYPOTHETICAL $1,000 INVESTMENT AT BEGINNING OF PERIOD
JUNE 30, 2005
(UNAUDITED)

As a shareholder of the Portfolio, you incur ongoing costs, including investment advisory fees, administration fees and other portfolio expenses. Because the Portfolio is a funding vehicle for Policies and Eligible Plans, you may also incur sales charges and other fees relating to the Policies or Eligible Plans. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio, but no the costs of the Policies or Eligible Plans, and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Portfolio at the beginning of the reporting period, January 1, 2005, and continued to hold your shares at the end of the reporting period, June 30, 2005.

ACTUAL EXPENSES
The first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other Portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees or the costs associated with the Policies or Eligible Plans through which the Portfolio is held. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different Portfolios. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

                                                                          ENDING         EXPENSES PAID
                                                        BEGINNING         ACCOUNT        DURING PERIOD      ANNUALIZED
                                                     ACCOUNT VALUE,       VALUE,       JANUARY 1, 2005 TO    EXPENSE
                                                     JANUARY 1, 2005   JUNE 30, 2005     JUNE 30, 2005        RATIO
                                                     ---------------   -------------   ------------------   ----------
Actual.............................................      $1,000           $1,024             $3.76             0.75%
Hypothetical.......................................      $1,000           $1,021             $3.76             0.75%

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

 36

                      (This page intentionally left blank)

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

JPMorgan Funds are distributed by JPMorgan Distribution Services, Inc. which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a prospectus.

The financial information in this report has been taken from the books and records of the Funds without examination by independent auditors, who express no opinion thereon.

CONTACT JPMORGAN FUNDS SERVICE CENTER AT 1-800-480-4111 FOR A FUND PROSPECTUS. YOU CAN ALSO VISIT US AT WWW.JPMORGANFUNDS.COM. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES AND RISK AS WELL CHARGES AND EXPENSES OF THE MUTUAL FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE MUTUAL FUND. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

No sooner than 30 days after the end of each month, each Fund will make available upon request a complete uncertified schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, each Fund will make available a certified complete schedule of its portfolio holdings as of the last day that quarter. In addition to providing hard copies upon request, the Fund will post these quarterly schedules in the variable insurance portfolio section of www.jpmorganfunds.com and on the SEC's website at www.sec.gov.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111.

A description of each Fund's policies and procedures with respect to the disclosure of each Fund's portfolio holdings is available in the Statement of Additional Information.

A copy of proxy policies and procedures are available without charge upon request by calling 1-800-480-4111 and on the SEC's website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of the Fund's voting record is available on the SEC's website at www.sec.gov or in the variable insurance portfolio section of www.jpmorganfunds.com. The Fund's proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

                                                               [JPMORGAN LOGO]
SAN-JPMITBP-605                                                ASSET MANAGEMENT

                               SEMI-ANNUAL REPORT
                   SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)























                                    JPMORGAN
                                   INVESTMENT
                                     TRUST


                           Government Bond Portfolio

























-------------------------------------------------               [JPMORGAN LOGO]
NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE               ASSET MANAGEMENT
-------------------------------------------------
This material must be preceded or accompanied by a current prospectus.

JPMORGAN INVESTMENT TRUST GOVERNMENT BOND PORTFOLIO
--------------------------------------------------------------------------------

TABLE OF CONTENTS


President's Letter .........................................    2

Portfolio Characteristics ..................................    3

Schedule of Portfolio Investments ..........................    4

Statement of Assets and Liabilities ........................    8

Statement of Operations ....................................    9

Statement of Changes in Net Assets .........................   10

Financial Highlights .......................................   12

Notes to Financial Statements ..............................   14

Trustees ...................................................   19

Officers ...................................................   21

Schedule of Shareholder Expenses ...........................   23


HIGHLIGHTS

- U.S. economic growth continued to show resiliency.

- Rising commodity prices elevated the economy's inflationary risks.

- We look for the Federal Reserve to continue raising rates at a measured pace while focusing on inflation.

Investments in a Portfolio are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Portfolio's share price is lower than when you invested.

Past performance is no guarantee for future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a Portfolio or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Portfolio.

This Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies (collectively "Policies") offered by separate accounts of participating insurance companies. Portfolio shares are also offered to qualified pension and retirement plans ("Eligible Plans"). Individuals may not purchase shares directly from the Portfolio.

Prospective investors should refer to the Portfolio's prospectus for a discussion of the Portfolio's investment objective, strategies and risks. Call JPMorgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Portfolio including management fees and other expenses. Please read it carefully before investing.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

 2

JPMORGAN INVESTMENT TRUST GOVERNMENT BOND PORTFOLIO
--------------------------------------------------------------------------------

PRESIDENT'S LETTER                                                 JULY 11, 2005

DEAR SHAREHOLDER:

We are pleased to present this semi-annual report containing in-depth information on the JPMorgan Investment Trust Government Bond Portfolio for the six-month period ended June 30, 2005.

WITH DEFLATIONARY FEARS BEHIND US, THE ECONOMY PUSHED FORWARD
U.S. economic growth continued to show resiliency, with 4.2% gross domestic product (GDP) growth for calendar 2004 and 3.8% for the first quarter of 2005. U.S. employment figures maintained a healthy overall pace, ending the period at 5.0%. Inflation remained tame, increasing 3.1% on a six-month annualized basis for the six-month period ended June 30, 2005.

LONG-TERM RATES DEFIED FED ACTION
The big surprise in the fixed-income market was the reaction at the long end of the yield curve to the Federal Reserve's continued rate tightening. The federal funds rate jumped from 2.25% at the beginning of the six-month period to 3.25% on June 30, 2005, as the Fed implemented four 25-basis-point rate hikes. This brought the total number of rate increases to nine since the Fed launched its current tightening campaign on June 30, 2004. As yields on shorter-maturity securities followed the upward trend in the federal funds rate, yields at the long end of the curve remained impervious.

During the period, the yield on the two-year Treasury climbed 57 basis points to yield 3.63% by June 30, 2005. In contrast, the yield on the 10-year Treasury slid 30 basis points to 3.91% and the 20-year Treasury declined 57 basis points to 4.28% for the same six-month period.

SLOWER GROWTH, DEMAND HELD DOWN RATES
Beginning in the second half of 2004, rising commodity prices, particularly for crude oil, elevated the economy's inflationary risks. But the bond market viewed soaring energy prices as a constraint on economic growth rather than a driver of inflation. As a result, the market managed to keep downward pressure on longer-term rates, and the yield curve flattened. Furthermore, demand for U.S. fixed income securities from foreign investors seeking yield and domestic investors seeking quality helped keep rates on the downswing.

RETURNS MORE ATTRACTIVE FOR LONGER BONDS
Given the prominence of yield-curve flattening, longer-maturity securities were the best performers during the six-month period. In terms of sectors, most of the higher-quality spread (non-Treasury) sectors outperformed comparable-duration Treasuries for the period.

While corporate and high-yield securities rallied with the equity market in the second half of 2004. Performance was relatively flat in the first half of 2005 due to significant weakness in the auto sector, which plunged on the downgrades of Ford and General Motors to below-investment-grade status. In addition, after a strong finish to 2004, the high-yield market cooled in the first few months of 2005 before bouncing back late in the six-month period.

LOW YIELDS APPEAR VULNERABLE
Given our expectations for stronger U.S. and global growth in the second half of 2005, and the consequent risk of an upsurge in inflation, current low bond yields appear vulnerable to a correction. Bond yields are likely to move higher on any evidence of rising inflation, but we are concerned that high energy prices will cause inflation to accelerate and growth to slow.

We look for the Federal Reserve to continue raising rates at a measured pace while focusing on inflation. We expect the Fed to end its tightening cycle at approximately 4% toward the end of 2005, with yields rising across the curve. Yet, if interest rates stabilize and core inflation remains under control, the stage could be set for a meaningful market recovery.

On behalf of all of us at JPMorgan Asset Management, thank you for the continued confidence and trust that you have placed in us. We look forward to serving your investment needs for many years to come. Should you have any questions, please feel free to contact the JPMorgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

/s/George C.W. Gatch
George C.W. Gatch
President
JPMorgan Funds

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

JPMORGAN INVESTMENT TRUST GOVERNMENT BOND PORTFOLIO
--------------------------------------------------------------------------------

PORTFOLIO CHARACTERISTICS
(UNAUDITED)

MATURITY DISTRIBUTION*
     Less than one year.... 5.7%
     Years 1-5.............51.4%
     Years 6-10............19.9%
     Years 11-20...........21.6%
     Years 20+............. 1.4%
     Average Years to
     Maturity..........6.5 Years
     Duration..........4.9 Years

PORTFOLIO ALLOCATION*
Collateralized Mortgage
Obligations...................  46.1%
U.S. Treasury Obligations.....  24.8%
U.S. Government Mortgages.....  14.4%
U.S. Government Agency
Securities....................  13.2%
Investments of Cash Collateral
for Securities Loaned.........   9.1%
Investment Company............   1.0%
Other Liabilities in Excess of
Assets........................  (8.6)%

QUALITY BREAKDOWN*
(AVERAGE QUALITY AAA)
     AAA U.S. Government/
     Agency....................  99.3%
     Aaa...................0.7%

* Percentages indicated are based on net assets as of June 30, 2005. The portfolio's composition is subject to change.

--------------------------------------------------------------------------------

TEN YEAR PORTFOLIO PERFORMANCE
[GRAPH]                   Value of $10,000 Investment

                                                                                 LEHMAN BROTHERS           LIPPER GENERAL U.S.
                                                GOVERNMENT BOND PORTFOLIO     GOVERNMENT BOND INDEX       GOVERNMENT FUND INDEX
                                                -------------------------     ---------------------       ---------------------
6/95                                                      10000                       10000                       10000
6/96                                                      10382                       10450                       10359
6/97                                                      11191                       11222                       11127
6/98                                                      12382                       12486                       12236
6/99                                                      12595                       12865                       12433
6/00                                                      13126                       13507                       12904
6/01                                                      14558                       14903                       14195
6/02                                                      15932                       16217                       15355
6/03                                                      17496                       18055                       16693
6/04                                                      17492                       17813                       16547
6/05                                                      18892                       18997                       17570

-------------------------------------------------------------------------------------------------------------------------
                                                                   TOTAL RETURN AS        AVERAGE ANNUAL TOTAL RETURNS AS
                                                                          OF                            OF
                                                                    JUNE 30, 2005                  JUNE 30, 2005
-------------------------------------------------------------------------------------------------------------------------
                                              INCEPTION DATE           6 MONTHS           1 YEAR      5 YEAR      10 YEAR
-------------------------------------------------------------------------------------------------------------------------
  Government Bond Portfolio                      08/01/94                3.54%             7.99%       7.55%       6.56%
-------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE QUOTED IS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. MUTUAL FUNDS ARE SUBJECT TO CERTAIN MARKET RISK. INVESTMENT RETURNS AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN. FOR UP-TO-DATE MONTH-END PERFORMANCE INFORMATION PLEASE CALL 1-800-480-4111.

The performance does not reflect any charges imposed by the Policies or Eligible Plans through which the Portfolio may be purchased. If these charges were included, the returns would be lower than shown.

The graph illustrates comparative performance for $10,000 invested in the JPMorgan Investment Trust Government Bond Portfolio, the Lehman Brothers Government Bond Index and the Lipper General U.S. Government Fund Index. The performance of the Portfolio assumes reinvestment of all dividends and does not include a sales charge. The performance of the indices does not include fees and expenses attributable to the Portfolio and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Lehman Brothers Government Bond Index represents the performance of securities issued by the U.S. Government. The Lipper General U.S. Government Fund Index represents the total returns of the funds in the indicated category, as defined by Lipper Inc. Investors cannot invest directly in an index.

Certain fees and expenses of the Portfolio are currently being waived and/or reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

 4

JPMORGAN INVESTMENT TRUST GOVERNMENT BOND PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JUNE 30, 2005
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
----------   ---------------------------  ------------
COLLATERALIZED MORTGAGE OBLIGATIONS (46.1%):
AGENCY CMO (46.1%):
Federal Home Loan Mortgage Corp.
   151,776     Series 1561, Class TA,
               PO,
               11/30/05.................       146,121
   133,164     Series 2390, Class DO,
               PO, 01/02/09.............       117,719
   338,955     Series 1343, Class LA,
               8.00%, 05/03/08..........       352,335
   492,666     Series 1577, Class PV,
               6.50%, 12/23/12..........       510,940
 1,585,544     Series 1584, Class L,
               6.50%, 04/12/14..........     1,653,932
    99,262     Series 1604, Class MB,
               IF, 11.06%, 11/15/08.....       105,387
    86,922     Series 1625, Class SC,
               IF, 11.35%, 10/09/05.....        95,761
   813,479     Series 1633, Class Z,
               6.50%, 06/08/12..........       863,459
   201,000     Series 1694, Class PK,
               6.50%, 01/06/13..........       217,495
   294,490     Series 1985, Class PL,
               6.50%, 07/30/06 (m)......       298,917
   695,339     Series 1999, Class PU,
               7.00%, 04/11/09..........       727,347
 1,328,718     Series 2031, Class PG,
               7.00%, 11/03/08 (m)......     1,395,021
 1,082,750     Series 2035, Class PC,
               6.95%, 10/26/08..........     1,142,411
   138,906     Series 2091, Class PF,
               6.00%, 02/15/27 (m)......       138,971
   750,000     Series 2095, Class PE,
               6.00%, 11/15/28..........       785,064
   289,887     Series 2132, Class PD,
               6.00%, 04/09/06..........       294,235
    31,964     Series 2137, Class TM,
               6.50%, 01/15/28..........        31,956
    19,398     Series 2165, Class PD,
               6.00%, 09/10/05..........        19,601
   463,906     Series 2170, Class PE,
               6.00%, 07/27/07..........       465,999
   398,274     Series 2178, Class PB,
               7.00%, 12/13/08..........       417,072
   304,251     Series 2259, Class ZC,
               7.35%, 03/10/14..........       334,323
 1,111,350     Series 2345, Class PQ,
               6.50%, 07/15/12..........     1,160,245
   649,966     Series 2366, Class VG,
               6.00%, 02/03/07..........       664,682
 1,000,000     Series 2367, Class ME,
               6.50%, 10/15/31..........     1,062,052

  SHARES
    OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
----------   ---------------------------  ------------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Federal Home Loan Mortgage Corp., continued:
   883,000     Series 2527, Class BP,
               5.00%, 11/15/17..........       902,258
 5,000,000     Series 2543, Class YX,
               6.00%, 01/28/14..........     5,311,542
 3,230,000     Series 2578, Class PG,
               5.00%, 12/21/13..........     3,305,430
 2,000,000     Series 2626, Class KA,
               3.00%, 08/12/09..........     1,923,073
   650,000     Series 2631, Class TE,
               4.50%, 02/15/28..........       643,419
 1,076,894     Series 2647, Class A,
               3.25%, 03/27/09..........     1,022,850
 2,724,757     Series 2651, Class VZ,
               4.50%, 02/20/13..........     2,652,557
 2,438,000     Series 2656, Class BG,
               5.00%, 04/29/14..........     2,464,232
   410,000     Series 2682, Class LC,
               4.50%, 10/10/14..........       403,891
 2,500,000     Series 2684, Class PD,
               5.00%, 05/24/11..........     2,532,327
 1,250,000     Series 2749, Class TD,
               5.00%, 02/17/11..........     1,268,477
   625,000     Series 2827, Class DG,
               4.50%, 07/15/19..........       614,517
 1,200,000     Series 2827, Class TC,
               5.00%, 07/26/10..........     1,217,625
   985,971     Series 2927, Class GA,
               5.50%, 10/15/34..........     1,016,654
 1,250,000     Series 2929, Class PC,
               5.00%, 01/10/11..........     1,263,875
 1,218,042     Series R001, Class AE,
               4.37%, 04/15/15..........     1,218,729
Federal Home Loan Mortgage Corp. Structured Pass
  Through Securities
 1,322,107     Series T-54, Class 2A,
               6.50%, 09/27/07..........     1,376,817
   753,187     Series T-56, Class A, PO,
               04/05/09.................       645,832
Federal National Mortgage Association
    52,729     Series 1988-16, Class B,
               9.50%, 05/09/07..........        57,977
   210,033     Series 1993-146, Class E,
               PO, 10/18/08.............       186,837
   245,000     Series 1993-155, Class
               PJ, 7.00%, 05/05/11......       266,781
   120,875     Series 1993-197, Class
               SC, IF, 8.30%,
               03/22/06.................       125,559
    31,800     Series 1993-205, Class H,
               PO, 11/15/08.............        28,144

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005
Continued

JPMORGAN INVESTMENT TRUST GOVERNMENT BOND PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
AS OF JUNE 30, 2005
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
----------   ---------------------------  ------------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Federal National Mortgage Association, continued:
   299,312     Series 1993-221, Class
               SG, IF, 9.03%,
               11/05/06.................       307,378
 1,685,967     Series 1993-223, Class
               PZ, 6.50%, 03/17/13......     1,861,460
 1,125,499     Series 1993-250, Class Z,
               7.00%, 06/29/06..........     1,175,637
   515,136     Series 1994-12, Class C,
               6.25%, 11/11/05..........       521,146
    44,362     Series 1994-13, Class SM,
               IF, 16.59%, 12/08/05.....        49,358
   500,000     Series 1994-28, Class K,
               6.50%, 07/03/07..........       512,144
 1,400,000     Series 1994-37, Class L,
               6.50%, 04/24/14..........     1,466,947
 6,388,638     Series 1994-72, Class K,
               6.00%, 07/18/14..........     6,751,141
    57,526     Series 1994-76, Class H,
               5.00%, 03/28/06..........        57,830
   340,633     Series 1998-37, Class VB,
               6.00%, 09/26/05..........       342,646
   306,632     Series 1998-46, Class GZ,
               6.50%, 06/28/10..........       319,015
   779,831     Series 1998-58, Class PC,
               6.50%, 10/20/17..........       817,987
 1,568,575     Series 1999-39, Class JH,
               IO, 6.50%, 07/15/09......       259,824
 2,342,011     Series 2001-33, Class ID,
               IO, 6.00%, 08/08/09......       413,630
   750,000     Series 2001-4, Class PC,
               7.00%, 01/22/15..........       795,779
 2,000,000     Series 2002-18, Class PC,
               5.50%, 09/12/10..........     2,094,913
   640,000     Series 2002-2, Class UC,
               6.00%, 04/13/09..........       661,077
 2,901,667     Series 2003-128, Class
               DY, 4.50%, 02/22/16......     2,836,682
 2,000,000     Series 2003-35, Class MD,
               5.00%, 11/25/16..........     2,033,896
 3,000,000     Series 2003-35, Class ME,
               5.00%, 03/05/14..........     3,067,688
 1,250,000     Series 2003-70, Class BE,
               3.50%, 06/27/09..........     1,213,848
 3,600,000     Series 2003-81, Class MC,
               5.00%, 11/30/13..........     3,633,686
   600,000     Series 2003-82,
               5.50%, 08/25/33..........       617,095
 1,850,000     Series 2004-2, Class OE,
               5.00%, 10/16/13..........     1,875,220

  SHARES
    OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
----------   ---------------------------  ------------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Federal National Mortgage Association, continued:
 1,533,747     Series 2004-75, Class VK,
               4.50%, 06/26/14..........     1,516,896
   128,932     Series G92-44, Class ZQ,
               8.00%, 08/11/08..........       139,772
    54,918     Series G92-66, Class KA,
               6.00%, 04/03/09..........        56,535
Federal National Mortgage Association Whole Loan
 1,174,898     Series 1999-W4, Class A9,
               6.25%, 10/24/19..........     1,205,310
 2,000,000     Series 2002-W7, Class A4,
               6.00%, 06/25/29..........     2,081,454
 1,262,236     Series 2003-W1, Class
               1A1, 6.50%, 08/30/07.....     1,313,588
 1,104,900     Series 2005-W1, Class
               1A2, 6.50%, 01/20/08.....     1,155,653
Government National Mortgage Association
   300,000     Series 1996-6, Class PK,
               6.50%, 01/08/09..........       312,001
    23,398     Series 1997-19, Class PJ,
               6.50%, 06/20/27 (m)......        23,414
   615,242     Series 1998-22, Class PD,
               6.50%, 03/27/17..........       641,535
   196,841     Series 1999-17, Class L,
               6.00%, 04/26/09..........       203,465
 2,500,000     Series 2001-10, Class PE,
               6.50%, 01/22/16 (m)......     2,698,200
 1,581,886     Series 2001-6, Class PM,
               6.50%, 01/27/08..........     1,613,201
 1,000,000     Series 2001-64, Class PB,
               6.50%, 08/25/14..........     1,072,340
 2,759,774     Series 2003-75, Class BE,
               6.00%, 03/20/11..........     2,883,902
 1,885,372     Series 2004-62, Class VA,
               5.50%, 08/07/10..........     1,941,935
                                          ------------
  Total Collateralized Mortgage
  Obligations
  (Cost $93,524,071)
                                            95,995,676
                                          ------------
U.S. GOVERNMENT AGENCY MORTGAGES (14.4%):
Federal Home Loan Mortgage Corp. Gold Pools
   592,022     5.00%, 07/24/07-
               12/06/07.................       599,827
   217,043     5.50%, 08/10/07..........       222,969
   503,832     6.00%, 08/02/07-
               08/02/09.................       518,547
 2,528,921     6.50%, 12/13/06-
               06/01/14.................     2,624,632
    86,695     7.00%, 09/02/06..........        90,788

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005
Continued

 6

JPMORGAN INVESTMENT TRUST GOVERNMENT BOND PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
AS OF JUNE 30, 2005
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
----------   ---------------------------  ------------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Federal Home Loan Mortgage Corp. Gold Pools,
  continued:
   233,496     7.50%, 07/14/05..........       243,982
    37,579     8.50%, 02/04/06-
               07/02/06.................        40,812
Federal Home Loan Mortgage Corp. Pools
   437,937     ARM, 4.39%, 10/10/05.....       450,544
   142,405     ARM, 4.60%, 07/15/05.....       146,248
    69,120     9.00%, 10/13/06..........        70,631
Federal National Mortgage Association Pools
 4,974,428     5.00%, 07/02/08-
               11/12/12.................     5,006,534
 9,071,131     5.50%, 03/17/07-
               01/01/34.................     9,218,553
 3,090,035     6.00%, 09/28/05-
               10/14/08.................     3,184,527
   867,181     6.50%, 08/02/05-
               05/01/13.................       903,423
   253,579     7.50%, 04/26/07-
               02/12/08.................       269,015
   853,329     8.00%, 04/11/06-
               01/01/16.................       909,606
Government National Mortgage Association Pools
    22,521     ARM, 3.75%, 09/23/06.....        22,914
 1,255,514     ARM, 4.50%, 08/15/09.....     1,251,198
 3,375,736     ARM, 4.50%, 02/02/08.....     3,394,732
    57,817     6.50%, 02/07/09-
               07/13/09.................        60,526
   113,836     7.00%, 09/04/08-
               04/15/28.................       120,745
    71,585     7.50%, 12/28/05-
               09/15/25.................        77,027
    84,070     7.75%, 12/25/06..........        90,317
   341,685     8.00%, 06/08/06-
               10/15/27.................       368,409
    26,653     9.00%, 12/07/05..........        29,251
                                          ------------
  Total U.S. Government Agency Mortgages
  (Cost $29,595,117)                        29,915,757
                                          ------------
U.S. GOVERNMENT AGENCY SECURITIES (13.2%):
 1,500,000   Federal Farm Credit Bank
               6.75%, 07/07/09..........     1,659,768
             Federal Home Loan Bank
               System
 4,500,000     5.75%, 08/15/11..........     4,884,246
 1,000,000     5.90%, 03/26/09..........     1,065,485
 6,000,000   Federal National Mortgage
               Association Interest
               STRIPS 09/23/20 .........     2,948,682

  SHARES
    OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
----------   ---------------------------  ------------
U.S. GOVERNMENT AGENCY SECURITIES, CONTINUED:
 3,000,000   Zero Coupon, 10/09/19......     1,489,404
   630,000   Zero Coupon, 03/23/28......       217,453
Financing Corp. STRIPS
 8,000,000   PO, 12/06/18...............     4,380,776
 2,000,000   PO, 11/02/18...............     1,100,902
Resolution Funding Corp. Interest STRIPS
   975,000   PO, 10/15/08...............       864,304
 1,000,000   PO, 10/15/17...............       584,122
 2,000,000   PO, 01/15/20...............     1,043,272
 4,000,000   PO, 07/15/20...............     2,042,356
Tennessee Valley Authority
 5,000,000   Zero Coupon, 07/15/16......     3,031,270
 2,000,000   6.00%, 03/15/13............     2,245,014
                                          ------------
  Total U.S. Government Agency
  Securities
  (Cost $23,449,133)
                                            27,557,054
                                          ------------
U.S. TREASURY OBLIGATIONS (24.8%):
U.S. Treasury Bonds
   650,000   6.13%, 11/15/27 (c)........       820,879
 2,700,000   7.25%, 05/15/16............     3,457,372
 1,250,000   8.13%, 08/15/19............     1,771,289
 2,000,000   9.13%, 05/15/18 (c)........     2,991,954
U.S. Treasury Inflation Indexed Bonds
   558,925   3.50%, 01/15/11 (c)........       619,468
 6,021,400   3.63%, 01/15/08............     6,371,629
U.S. Treasury Notes
 2,250,000   4.25%, 08/15/13 (c)........     2,306,250
 2,500,000   5.00%, 08/15/11 (c)........     2,665,332
   200,000   6.00%, 08/15/09............       217,305
 7,000,000   6.13%, 08/15/07............     7,351,638
 1,000,000   6.88%, 05/15/06 (c)........     1,028,672
 2,800,000   10.38%, 11/15/12 (c).......     3,220,546
U.S. Treasury STRIPS
 4,000,000   PO, 11/15/09...............     3,394,072
 2,500,000   PO, 8/15/14................     1,731,077
 2,000,000   PO, 11/15/14...............     1,369,724
 2,250,000   PO, 5/15/15 (c)............     1,507,212
   750,000   PO, 8/15/15 (c)............       496,347
 3,400,000   PO, 11/15/15 (c)...........     2,227,282
15,000,000   PO, 5/15/20................     7,920,855
                                          ------------
  Total U.S. Treasury Obligations
  (Cost $47,513,413)                        51,468,903
                                          ------------
SHORT-TERM INVESTMENTS (1.0%):
Investment Company (1.0%)
 2,100,391   JPMorgan U.S. Government
               Money Market Fund (b)
               (Cost $2,100,391)........     2,100,391
                                          ------------

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005
Continued

JPMORGAN INVESTMENT TRUST GOVERNMENT BOND PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
AS OF JUNE 30, 2005
(UNAUDITED)

  SHARES
    OR
PRINCIPAL
AMOUNT($)       SECURITY DESCRIPTION        VALUE($)
----------   ---------------------------  ------------
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED
(9.1%):
Repurchase Agreement (9.1%):
19,014,097   Merrill Lynch Securities,
               3.44%, dated 6/30/05, due
               07/01/05, repurchase
               price $19,015,914
               collateralized by U.S.
               Agency Mortgages
               (Cost $19,014,097).......    19,014,097
                                          ------------
TOTAL INVESTMENTS (108.6%):
  (Cost $215,196,222)                      226,051,878
LIABILITIES IN EXCESS OF OTHER ASSETS
  (8.6%):                                  (17,903,481)
                                          ------------
NET ASSETS (100.0%):                      $208,148,397
                                          ============

------------
Percentages indicated are based on net assets.

(b) Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.

(c) Security or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(m) All or a portion of this security is segregated with the custodian for TBA, when issued, delayed delivery securities, and reverse repurchase agreements.

Abbreviations:

ARM  Adjustable Rate Mortgage

CMO  Collateralized Mortgage Obligation

STRIPS Separate Trading of Registered Interest and principal securities.

IF Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (increase) in a specified index.

IO Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the generally higher than prevailing market underlying pool. The yields on these securities are higher than yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

See notes to financial statements.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

 8

JPMORGAN INVESTMENT TRUST GOVERNMENT BOND PORTFOLIO
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005
(UNAUDITED)

ASSETS:
Investments in non-affiliates, at value.....................    $223,951,487
Investments in affiliates, at value.........................       2,100,391
                                                                ------------
Total investment securities at value........................     226,051,878
Receivables:
  Investment securities sold................................          12,300
  Fund shares sold..........................................          49,034
  Interest and dividends....................................       1,285,238
Prepaid expenses and other assets...........................          10,525
                                                                ------------
Total Assets................................................     227,408,975
                                                                ------------
LIABILITIES:
Payables:
  Collateral for securities lending program.................      19,014,097
  Fund shares redeemed......................................         139,437
Accrued liabilities:
  Investment advisory fees..................................          77,012
  Administration fees.......................................          25,471
  Custodian fees............................................           3,362
  Trustees' fees - deferred.................................           1,199
                                                                ------------
Total Liabilities...........................................      19,260,578
                                                                ------------
NET ASSETS:.................................................    $208,148,397
                                                                ============
Paid in Capital.............................................     192,596,421
Accumulated undistributed (distributions in excess of) net
  investment income.........................................       4,842,749
Accumulated undistributed net realized gains (losses) from
  investments...............................................        (146,429)
Net unrealized appreciation (depreciation) from
  investments...............................................      10,855,656
                                                                ------------
Net Assets..................................................    $208,148,397
                                                                ============
SHARES OF BENEFICIAL INTEREST OUTSTANDING:..................      18,161,388
                                                                ============
Net asset value, offering and redemption price per share....    $      11.46
                                                                ============
Cost of Investments.........................................    $215,196,222
Investment securities on loan, at value.....................      18,860,115

See notes to financial statements.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

JPMORGAN INVESTMENT TRUST GOVERNMENT BOND PORTFOLIO
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2005
(UNAUDITED)

INVESTMENT INCOME:
Dividend income from affiliates*............................    $   21,629
Interest income.............................................     5,444,046
Income from securities lending (net)........................        25,292
                                                                ----------
Total Investment Income.....................................     5,490,967
                                                                ----------
EXPENSES:
Investment advisory fees....................................       464,539
Administration fees.........................................       151,895
Custodian fees..............................................         3,565
Professional fees...........................................        12,072
Trustees' fees..............................................           462
Transfer agent fees.........................................         3,988
Other.......................................................        14,754
                                                                ----------
Total Expenses..............................................       651,275
                                                                ----------
Net Investment Income (Loss)................................     4,839,692
                                                                ----------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain (loss) on transactions from investments...       166,461
Change in net unrealized appreciation/depreciation of
  investments...............................................     2,217,741
                                                                ----------
Net realized/unrealized gains (losses) on investments.......     2,384,202
                                                                ----------
Change in net assets resulting from operations..............    $7,223,894
                                                                ==========
* Includes reimbursements of investment advisory and
  administration fees:......................................    $    3,361
                                                                ----------

See notes to financial statements.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

 10

JPMORGAN INVESTMENT TRUST GOVERNMENT BOND PORTFOLIO
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                 SIX MONTHS
                                                                   ENDED
                                                                  JUNE 30,         YEAR ENDED
                                                                    2005          DECEMBER 31,
                                                                (UNAUDITED)           2004
                                                              ----------------    ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)..............................    $  4,839,692      $  9,843,560
  Net realized gain (loss) on investments...................         166,461           (17,402)
  Change in net unrealized appreciation/depreciation of
    investments.............................................       2,217,741          (247,632)
                                                                ------------      ------------
Increase (decrease) in net assets from operations...........       7,223,894         9,578,526
                                                                ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income................................      (9,946,227)      (10,311,704)
                                                                ------------      ------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares issued...............................       8,419,143        22,267,254
  Dividends reinvested......................................       9,946,227        10,311,703
  Cost of shares redeemed...................................     (20,820,770)      (30,162,006)
                                                                ------------      ------------
Increase (decrease) from capital transactions...............      (2,455,400)        2,416,951
                                                                ------------      ------------
NET ASSETS:
  Total increase (decrease) in net assets...................      (5,177,733)        1,683,773
  Beginning of period.......................................     213,326,130       211,642,357
                                                                ------------      ------------
  End of period.............................................    $208,148,397      $213,326,130
                                                                ============      ============
Accumulated undistributed (distributions in excess of) net
  investment income.........................................    $  4,842,749      $  9,949,284
SHARE TRANSACTIONS:
  Issued....................................................         734,697         1,931,554
  Reinvested................................................         899,297           902,161
  Redeemed..................................................      (1,814,747)       (2,627,818)
                                                                ------------      ------------
Change in Shares............................................        (180,753)          205,897
                                                                ============      ============

See notes to financial statements.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

                      (This page intentionally left blank)

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

 12

JPMORGAN INVESTMENT TRUST GOVERNMENT BOND PORTFOLIO
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                                   PER SHARE OPERATING PERFORMANCE
                                     --------------------------------------------------------------------------------------------
                                                    INVESTMENT OPERATIONS                               DISTRIBUTIONS
                                     ----------------------------------------------------   -------------------------------------
                                                               NET REALIZED
                                     NET ASSET      NET       AND UNREALIZED
                                      VALUE,     INVESTMENT       GAINS        TOTAL FROM      NET         NET
                                     BEGINNING     INCOME      (LOSSES) ON     INVESTMENT   INVESTMENT   REALIZED       TOTAL
                                     OF PERIOD     (LOSS)      INVESTMENTS     OPERATIONS     INCOME      GAINS     DISTRIBUTIONS
                                     ---------   ----------   --------------   ----------   ----------   --------   -------------

Six Months Ended June 30, 2005
 (Unaudited).......................   $11.63       $0.29          $ 0.10         $0.39        $(0.56)     $  --        $(0.56)
Year Ended December 31, 2004.......    11.67        0.54           (0.01)         0.53         (0.57)        --         (0.57)
Year Ended December 31, 2003.......    11.92        0.56           (0.26)         0.30         (0.55)        --         (0.55)
Year Ended December 31, 2002.......    10.62        0.55            0.75          1.30            --(c)      --            --(c)
Year Ended December 31, 2001.......    10.50        0.61            0.12          0.73         (0.61)        --         (0.61)
Year Ended December 31, 2000.......     9.96        0.61            0.55          1.16         (0.62)        --         (0.62)

------------

(a) Annualized for periods less than one year.

(b) Not annualized for periods less than one year.

(c) Amount less than $0.01.

See notes to financial statements.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

--------------------------------------------------------------------------------

                                                                                     RATIOS/SUPPLEMENTAL DATA:
                                                                  ----------------------------------------------------------------
                                                                                  RATIOS TO AVERAGE NET ASSETS: (a)
                                                                               ---------------------------------------
                                                                                                          EXPENSES
                                         NET ASSET                NET ASSETS                 NET       WITHOUT WAIVERS
                                          VALUE,       TOTAL        END OF                INVESTMENT   REIMBURSEMENTS    PORTFOLIO
                                          END OF       RETURN       PERIOD       NET        INCOME      AND EARNINGS     TURNOVER
                                          PERIOD        (b)        (000'S)     EXPENSES     (LOSS)         CREDITS       RATE (b)
                                         ---------   ----------   ----------   --------   ----------   ---------------   ---------
  Six Months Ended June 30, 2005
  (Unaudited)...........................  $11.46        3.54%      $208,148      0.63%       4.69%          0.63%            8%
  Year Ended December 31, 2004..........   11.63        4.64        213,326      0.62        4.65           0.63            14
  Year Ended December 31, 2003..........   11.67        2.54        211,642      0.62        4.76           0.63            23
  Year Ended December 31, 2002..........   11.92       12.26        208,305      0.63        5.33           0.63            16
  Year Ended December 31, 2001..........   10.62        7.05        151,391      0.62        5.93           0.62            25
  Year Ended December 31, 2000..........   10.50       12.00        103,385      0.67        6.25           0.67            25

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

 14

JPMORGAN INVESTMENT TRUST GOVERNMENT BOND PORTFOLIO
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION

   JPMorgan Investment Trust (formerly One Group Investment Trust) (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The Government Bond Portfolio is a separate Portfolio of the Trust (the "Portfolio").

   Effective May 1, 2005, the Board of Trustees approved the name change from One Group Investment Trust Government Bond Portfolio to JPMorgan Investment Trust Government Bond Portfolio.

   Portfolio shares are offered only to separate accounts of participating insurance companies and eligible plans. Individuals may not purchase shares directly from the Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     A. VALUATION OF INVESTMENTS

     Corporate debt securities, debt securities issued by the U.S. Treasury or a U.S. government agency (other than short-term investments maturing in less than 61 days), and municipal securities are valued each day based on readily available market quotations received from third party broker-dealers of comparable securities or independent or affiliated pricing services approved by the Board of Trustees. Such pricing services and broker-dealers generally provide bid-side quotations. Short-term investments maturing in less than 61 days are valued at amortized cost, which approximates market value. Investments in other open-end investment companies are valued at such investment company's current day closing net asset value per share.

     Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Trustees. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

     B. REPURCHASE AGREEMENTS

     The Portfolio may enter into repurchase agreement transactions with institutions that meet the advisor's credit guidelines. Each repurchase agreement is valued at amortized cost. The Portfolio requires that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Portfolio to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Portfolio may be delayed or limited.

     C. SECURITIES LENDING

     To generate additional income, the Portfolio may lend up to 33 1/3% of its assets pursuant to agreements ("borrower agreements") requiring that the loan be continuously secured by cash or securities issued by the U.S. government or its agencies or instrumentalities (collectively, U.S. government securities"). JPMorgan Chase Bank, N.A. ("JPMCB"), an affiliate of the Portfolio, serves as lending agent to the Portfolio pursuant to a Securities Lending Agreement approved by the Board of Trustees (the "Securities Lending Agreement"). The Securities Lending Agreement was effective with respect to the Government Bond Portfolio on October 18, 2004 and an amended and restated agreement was approved by the Board at a meeting held on August 11, 2005.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005
Continued

JPMORGAN INVESTMENT TRUST GOVERNMENT BOND PORTFOLIO
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

     Under the Securities Lending Agreement, JPMCB acting as agent for the Portfolio loans securities to approved borrowers pursuant to approved borrower agreements in exchange for collateral equal to at least 100% of the market value of the loaned securities plus accrued interest. During the term of the loan, the Portfolio receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral in accordance with investment guidelines contained in the Securities Lending Agreement. For loans secured by cash, the Portfolio retains the interest on cash collateral investments but is required to pay the borrower a rebate for use of the cash collateral. For loans secured by US government securities, the borrower pays a borrower fee to the lending agent on behalf of the Portfolio. The net income earned on the securities lending (after payment of rebates and fees) is included in the Statement of Operations as Income from securities lending (net). Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

     Under the Securities Lending Agreement, JPMCB is entitled to a fee equal to
     (i) 6 basis points (.06 of 1%), calculated on an annualized basis and accrued daily, based upon the value of Collateral received from Borrowers for each Loan of U.S. Securities outstanding during a given month under this Lending Agreement; and (ii) 11.42 basis points (.1142 of 1%), calculated on an annualized basis and accrued daily, based upon the value of Collateral received from Borrowers for each Loan of non-U.S. Securities outstanding during a given month under this Lending Agreement. For the period from the effective date of the Agreement through June 30, 2005, JPMCB voluntarily reduced its fees to: (i) 5 basis points (.05 of 1%) for each Loan of U.S. Securities and (ii) 10 basis points (.1 of 1%) for each Loan of non-U.S. Securities, respectively.

     As of June 30, 2005, the Portfolio had securities with the following market values on loan, received the following collateral for the period then ended and paid the following amounts to related party affiliates:

 LENDING      MARKET      MARKET VALUE
  AGENT      VALUE OF      OF LOANED
FEES PAID   COLLATERAL*    SECURITIES
---------   -----------   ------------
 $8,967     $19,014,097   $18,860,115

     * Includes securities and cash collateral.

     Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMCB will indemnify the Portfolio from any losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Portfolio or the borrower at any time, and are, therefore, not considered to be illiquid investments.

     D. SECURITY TRANSACTIONS AND INVESTMENT INCOME

     Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the interest method adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date or when the Portfolio first learns of the dividend.

     Purchases of TBA, when-issued or delayed delivery securities may be settled a month or more after the trade date; interest income is not accrued until settlement date. It is the Fund's policy to segregate assets with a current value at least equal to the amount of its TBA, when-issued or delayed delivery purchase commitments.

     E. ALLOCATION OF EXPENSES

     Expenses directly attributable to the Portfolio are charged directly to the Portfolio while the expenses attributable to more than one Portfolio of the Trust are allocated among the respective Portfolios.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005
Continued

 16

JPMORGAN INVESTMENT TRUST GOVERNMENT BOND PORTFOLIO
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

     F. FEDERAL INCOME TAXES

     The Portfolio is treated as a separate taxable entity for Federal income tax purposes. The Portfolio's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary. The Portfolio is also a segregated portfolio of assets for insurance purposes and intends to comply with the diversification requirements at Subchapter L of the Internal Revenue Code.

     G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income generally are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Distributions from net investment income and from net capital gains are determined in accordance with U.S. income tax regulations, which may differ from U.S. generally accepted accounting principles. The Portfolio may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     A. INVESTMENT ADVISORY FEE

     Pursuant to the Investment Advisory Agreement, JPMorgan Investment Advisors Inc. (the "Advisor") (formerly known as Banc One Investment Advisors Corporation) acts as the investment advisor to the Portfolio. The Advisor is an indirect, wholly-owned subsidiary of JPMCB, a subsidiary of JPMorgan Chase & Co. ("JPMorgan"). The Advisor supervises the investments of the Portfolio and for such services is paid a fee. The fee is accrued daily and paid monthly based on the Portfolio's average daily net assets. The annual fee rate for the Government Bond Portfolio is 0.45%.

     The Portfolio may invest in one or more money market funds advised by the Advisor or its affiliates. Investment advisory and administrative fees are waived and/or reimbursed to the Portfolio in an amount sufficient to offset any doubling up of these fees related to the Portfolio's investment in an affiliated money market fund.

     B. ADMINISTRATION FEE

     Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the "Administrator") (formerly One Group Administrative Services, Inc.), an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Portfolio. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.18% of the first $250 million of the average daily net assets of the Trust (excluding the Equity Index Portfolio) and 0.14% of the average daily net assets of the Trust in excess of $250 million (excluding the Equity Index Portfolio).

     Effective December 6, 2004, JPMCB began providing portfolio fund accounting services and receives a portion of the fees payable to the Administrator. Prior to this date, BISYS Fund Services, L.P. ("BISYS") served as the Portfolio's fund accounting agent and received a portion of the fees paid to the Administrator.

     Effective July 1, 2005, J.P. Morgan Investor Services, Co. ("JPMIS") began serving as the Portfolio's sub-administrator. For its services as sub-administrator, JPMIS receives a portion of the fees payable to the Administrator. Prior to July 1, 2005, BISYS served as the Portfolio's sub-administrator. For its services as sub-administrator, BISYS received a portion of the fees paid to the Administrator.

     C. DISTRIBUTION FEES

     Effective May 1, 2005, pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the "Distributor"), a wholly-owned subsidiary of JPMorgan, began serving as the Trust's exclusive underwriter and promotes and arranges for the sale of the Portfolio's shares. The Distributor receives no compensation in its capacity as the Portfolio's underwriter.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005
Continued

JPMORGAN INVESTMENT TRUST GOVERNMENT BOND PORTFOLIO
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

     D. CUSTODIAN FEES

     On August 12, 2004, the Board of Trustees approved an agreement with JPMCB to act as the Portfolio's custodian. The transition to JPMCB from the previous service provider was completed on December 6, 2004.

     The amounts paid directly to JPMCB by the Portfolio for custody services are included in custodian fees in the Statement of Operations. The custodian fees may be reduced by credits earned by the Portfolio, based on uninvested cash balances held by the custodian.

     E. WAIVERS AND REIMBURSEMENTS

     The Advisor and Administrator have contractually agreed to waive fees or reimburse the Portfolio to the extent that total operating expenses (excluding dividend expenses on short sales, interest, taxes, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.75% of the Portfolio's average daily net assets.

     The contractual expense limitation agreements were in effect for the period ended June 30, 2005. The expense limitation percentage above is in place until at least April 30, 2006.

     F. OTHER

     Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Distributor. Such officers receive no compensation from the Portfolio for serving in their respective roles.

     The Trust adopted a Trustee Deferred Compensation Plan (the "Plan") which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various JPMorgan Funds until distribution in accordance with the Plan.

     During the period, the Portfolio may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

     The Portfolio may use related party brokers/dealers. For the period ended June 30, 2005, the Portfolio did not incur any brokerage commissions with brokers/dealers affiliated with the Advisor.

     The SEC has granted an exemptive order permitting the Portfolio to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

4. INVESTMENT TRANSACTIONS

   During the period ended June 30, 2005, purchases and sales of investments (excluding short-term investments) were as follows:

            PURCHASES            SALES
            EXCLUDING          (EXCLUDING       PURCHASES OF        SALES OF
         U.S. GOVERNMENT)   U.S. GOVERNMENT)   U.S. GOVERNMENT   U.S. GOVERNMENT
         ----------------   ----------------   ---------------   ---------------
            16,338,500         14,067,296          146,275          3,543,708

5. FEDERAL INCOME TAX MATTERS

   For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at June 30, 2005, were as follows:

                           GROSS          GROSS       NET UNREALIZED
          AGGREGATE      UNREALIZED     UNREALIZED     APPRECIATION
             COST       APPRECIATION   DEPRECIATION   (DEPRECIATION)
         ------------   ------------   ------------   --------------
         $215,196,222   $11,675,130     $(819,474)     $10,855,656

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005
Continued

 18

JPMORGAN INVESTMENT TRUST GOVERNMENT BOND PORTFOLIO
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

6. BORROWINGS

   Effective February 18, 2005, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the JPMorgan Funds including the Portfolio. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Portfolio's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing.

   As of June 30, 2005, the Portfolio had no outstanding borrowings from the unsecured uncommitted credit facility.

7. CONCENTRATIONS AND INDEMNIFICATIONS

   In the normal course of business the Portfolio enters into contracts that contain a variety of representations which provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

JPMORGAN INVESTMENT TRUST GOVERNMENT BOND PORTFOLIO
--------------------------------------------------------------------------------

TRUSTEES

                                                              NUMBER OF FUNDS
                                                                     IN
NAME (YEAR OF BIRTH);                                           FUND COMPLEX
POSITIONS WITH                  PRINCIPAL OCCUPATIONS             OVERSEEN           OTHER DIRECTORSHIPS HELD
THE TRUST (SINCE)                DURING PAST 5 YEARS           BY TRUSTEE(1)           OUTSIDE FUND COMPLEX
------------------------   -------------------------------   ------------------   -------------------------------
INDEPENDENT TRUSTEES
William J. Armstrong       Retired; Vice President &                114           None.
(1941); Trustee            Treasurer of Ingersoll-Rand
since 2005.                Company (manufacturer of
                           industrial equipment)
                           (1972-2000).


Roland R. Eppley, Jr.      Retired; President & Chief               114           Director, Janel Hydro, Inc.
(1932); Trustee            Executive Officer, Eastern                             (automotive) (1993-present).
since 2005.                Sales Bankcard (1971-1988).


John F. Finn               President and Chief Executive            113*          Director, Cardinal Health, Inc
(1947); Trustee            Officer of Gardner, Inc.                               (CAH) (1994-present).
since 1998.                (wholesale distributor to
                           outdoor power equipment
                           industry) (1979-present).


Dr. Matthew Goldstein      Chancellor of the City                   114           Trustee of Bronx-Lebanon
(1941); Trustee            University of New York                                 Hospital Center (1992-present);
since 2005.                (1999-present); President,                             Director of New Plan Excel
                           Adelphi University (New York)                          Realty Trust, Inc. (real estate
                           (1998-1999).                                           investment trust) (2000-
                                                                                  present); Director of Lincoln
                                                                                  Center Institute for the Arts
                                                                                  in Education (1999-present).


Robert J. Higgins          Retired; Director of                     114           Director of Providian Financial
(1945);                    Administration of the State of                         Corp. (banking) (2002-present).
Trustee since 2005.        Rhode Island (2003-2004);
                           President - Consumer Banking
                           and Investment Services, Fleet
                           Boston Financial (1971-2001).


Peter C. Marshall          Self-employed business                   113*          None.
(1942); Trustee since      consultant (2002-present);
1994.                      Senior Vice President, W.D.
                           Hoard, Inc. (corporate parent
                           of DCI Marketing, Inc.)
                           (2000-2002); President, DCI
                           Marketing, Inc. (1992-2000).


Marilyn McCoy              Vice President of                        113*          Director, Mather LifeWays
(1948); Trustee since      Administration and Planning,                           (1994- present); Director,
1999.                      Northwestern University                                Carleton College
                           (1985-present).                                        (2003-present).


William G. Morton, Jr.     Retired; Chairman Emeritus               114           Director of Radio Shack
(1937); Trustee since      (2001-2002), and Chairman and                          Corporation (electronics)
2005.                      Chief Executive Officer, Boston                        (1987-present); Director of The
                           Stock Exchange (1985-2001).                            National Football Foundation
                                                                                  and College Hall of Fame (1994-
                                                                                  present); Trustee of the
                                                                                  Berklee College of Music
                                                                                  (1998-present); Trustee of the
                                                                                  Stratton Mountain School
                                                                                  (2001-present).


Robert A. Oden, Jr.        President, Carleton College              113*          Director, American University
(1946); Trustee since      (2002-present); President,                             in Cairo.
1997.                      Kenyon College (1995-2002).


Fergus Reid, III (1932);   Chairman of Lumelite                     114           Trustee of Morgan Stanley Funds
Trustee (Chairman) since   Corporation (plastics                                  (209 portfolios)
2005.                      manufacturing) (2003- present);                        (1995-present).
                           Chairman and Chief Executive
                           Officer of Lumelite Corporation
                           (1985-2002).


JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

 20

JPMORGAN INVESTMENT TRUST GOVERNMENT BOND PORTFOLIO
--------------------------------------------------------------------------------

TRUSTEES, CONTINUED

                                                              NUMBER OF FUNDS
                                                                     IN
NAME (YEAR OF BIRTH);                                           FUND COMPLEX
POSITIONS WITH                  PRINCIPAL OCCUPATIONS             OVERSEEN           OTHER DIRECTORSHIPS HELD
THE TRUST (SINCE)                DURING PAST 5 YEARS           BY TRUSTEE(1)           OUTSIDE FUND COMPLEX
------------------------   -------------------------------   ------------------   -------------------------------
Frederick W. Ruebeck       Advisor, Jerome P. Green &               113*          Director, AMS Group (2001-
(1939); Trustee since      Associates, LLC (broker-dealer)                        present); Director, Wabash
1994.                      (2002-present); Investment                             College (1988-present);
                           Officer, Wabash College                                Trustee, Seabury- Western
                           (2004-present); self-employed                          Theological Seminary
                           consultant (January                                    (1993-present); Chairman,
                           2000-present); Director of                             Indianapolis Symphony Orchestra
                           Investments, Eli Lilly and                             Foundation (1994-present).
                           Company (1988-1999).


James J. Schonbachler      Retired; Managing Director of            114           None.
(1943); Trustee since      Bankers Trust Company
2005.                      (financial services)
                           (1968-1998).

INTERESTED TRUSTEE


Leonard M. Spalding,       Retired; Chief Executive                 114           None.
Jr.** (1935); Trustee      Officer of Chase Mutual Funds
since 2005.                (investment company)
                           (1989-1998); President & Chief
                           Executive Officer of Vista
                           Capital Management (investment
                           management) (1990-1998); Chief
                           Investment Executive of Chase
                           Manhattan Private Bank
                           (investment management)
                           (1990-1998).

------------

(1) A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies.
     The JPMorgan Funds Complex for which the Board of Trustees includes nine registered investment companies (114 funds) as of August 29, 2005.
  * This Trustee does not oversee the UM Investment Trust II which is the registered investment company for the Undiscovered Managers Spinnaker Fund, and therefore oversees eight registered investment companies (113 funds) as of August 29, 2005.
 ** Mr. Spalding is deemed to be an "interested person" due to his ownership of JPMorgan Chase stock.

The contact address for each of the Trustees is 522 Fifth Avenue, New York, NY 10036.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

JPMORGAN INVESTMENT TRUST GOVERNMENT BOND PORTFOLIO
--------------------------------------------------------------------------------

OFFICERS

NAME (YEAR OF BIRTH),
POSITIONS HELD WITH
THE TRUST (SINCE)                       PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS
----------------------------   ------------------------------------------------------------
George C.W. Gatch (1962),      Managing Director of JPMorgan Investment Management Inc.;
President (2004)               Director and President, JPMorgan Distribution Services, Inc.
                               and JPMorgan Funds Management, Inc. since 2005; Mr. Gatch is
                               CEO and President of JPMorgan Funds. Mr. Gatch has been an employee since 1986. Mr. Gatch has held positions such as
                               President and CEO of DKB Morgan, a Japanese mutual fund
                               company which was a joint venture between J.P. Morgan and
                               Dai-Ichi Kangyo Bank, as well as positions in business
                               management, marketing and sales.


Robert L. Young (1963),        Director and Vice President of JPMorgan Distribution
Senior Vice President          Services, Inc. and JPMorgan Funds Management, Inc.; Chief
(2004)*                        Operating Officer, JPMorgan Funds since 2005, and One Group
                               Mutual Funds from 2001 until 2005. Mr. Young was Vice
                               President and Treasurer, JPMorgan Funds Management, Inc.
                               (formerly One Group Administrative Services) and Vice
                               President and Treasurer, JPMorgan Distribution Services,
                               Inc. (formerly One Group Dealer Services, Inc.) from 1999 to
                               2005.


Patricia A. Maleski (1960),    Vice President, JPMorgan Funds Management, Inc.; previously,
Vice President and Chief       Treasurer, JPMorgan Funds and Head of Funds Administration
Administrative Officer         and Board Liaison. Ms. Maleski was the Vice President of
(2004)                         Finance for the Pierpont Group, Inc., an independent company owned by the Board of Directors/Trustees of the JPMorgan
                               Funds, prior to joining J.P. Morgan Chase & Co. in 2001.


Stephanie J. Dorsey (1969),    Vice President, JPMorgan Funds Management, Inc.; Director of
Treasurer (2004)*              Mutual Fund Administration, JPMorgan Funds Management, Inc.
                               (formerly One Group Administrative Services), from 2004 to
                               2005; Ms. Dorsey worked for JPMorgan Chase & Co., (formerly
                               Bank One Corporation) from 2003 to 2004; prior to joining
                               Bank One Corporation, she was a Senior Manager specializing in Financial Services audits at PricewaterhouseCoopers LLP from 1992 through 2002.


Stephen M. Ungerman (1953),    Senior Vice President, JPMorgan Chase & Co.; Mr. Ungerman
Senior Vice President, Chief   was head of Fund Administration - Pooled Vehicles from 2000
Compliance Officer (2004)      to 2004. Mr. Ungerman held a number of positions in
                               Prudential Financial's asset management business prior to
                               2000.


Paul L. Gulinello (1950),      Vice President and Anti Money Laundering Compliance Officer
AML Compliance Officer         for JPMorgan Asset Management Americas, additionally
(2005)                         responsible for personal trading and compliance testing
                               since 2004; Treasury Services Operating Risk Management and
                               Compliance Executive supporting all JPMorgan Treasury
                               Services business units from July 2000 to 2004.


Stephen M. Benham (1959),      Vice President and Assistant General Counsel, JPMorgan Chase
Secretary (2005)               & Co. since 2004; Vice President (Legal Advisory) of Merrill
                               Lynch Investment Managers, L.P. from 2000 to 2004; attorney associated with Kirkpatrick & Lockhart LLP from 1997 to
                               2000.


Elizabeth A. Davin (1964),     Vice President and Assistant General Counsel, JPMorgan Chase
Assistant Secretary (2004)*    & Co. since 2005;Senior Counsel, JPMorgan Chase & Co.
                               (formerly Bank One Corporation) from 2004-2005; Assistant
                               General Counsel and Associate General Counsel and Vice
                               President, Gartmore Global Investments, Inc. from 1999 to
                               2004.


Jessica K. Ditullio (1962),    Vice President and Assistant General Counsel, JPMorgan Chase
Assistant Secretary (2000)*    & Co. since 2005; Ms. Ditullio has served as attorney with various titles for JPMorgan Chase & Co. (formerly Bank One
                               Corporation) since 1990.


Nancy E. Fields (1949),        Vice President, JPMorgan Funds Management, Inc. and JPMorgan
Assistant Secretary (2000)*    Distribution Services, Inc.; from 1999-2005, Director,
                               Mutual Fund Administration, JPMorgan Funds Management, Inc.
                               (formerly One Group Administrative Services, Inc.) and
                               Senior Project Manager, Mutual Funds, JPMorgan Distribution
                               Services, Inc. (formerly One Group Dealer Services, Inc.).


Suzanne E. Cioffi (1967),      Vice President, JPMorgan Funds Management, Inc., responsible
Assistant Treasurer (2005)     for mutual fund financial reporting. Ms. Cioffi has overseen various fund accounting, custody and administration
                               conversion projects during the past five years.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

 22

JPMORGAN INVESTMENT TRUST GOVERNMENT BOND PORTFOLIO
--------------------------------------------------------------------------------

OFFICERS, CONTINUED

NAME (YEAR OF BIRTH),
POSITIONS HELD WITH
THE TRUST (SINCE)                       PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS
----------------------------   ------------------------------------------------------------


Christopher D. Walsh (1965),   Vice President, JPMorgan Funds Management, Inc., Mr. Walsh
Assistant Treasurer (2004)     has managed all aspects of institutional and retail mutual fund administration and vendor relationships within the
                               mutual funds, commingled/ERISA funds, 3(c)(7) funds, hedge funds and LLC products. Mr. Walsh was a director of Mutual
                               Fund Administration at Prudential Investments from 1996 to
                               2000.

Arthur A. Jensen (1966),       Vice President, JPMorgan Funds Management, Inc. since April
Assistant Treasurer (2005)*    2005; formerly, Vice President of Financial Services of
                               BISYS Fund Services, Inc. from 2001 until 2005; Mr. Jensen was Section Manager at Northern Trust Company and Accounting
                               Supervisor at Allstate Insurance Company prior to 2001.


------------

The contact address for each of the officers, unless otherwise noted, is 522 Fifth Avenue, New York, NY 10036.

* The contact address for the officer is 1111 Polaris Parkway, Columbus, OH
  43271.

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

JPMORGAN INVESTMENT TRUST GOVERNMENT BOND PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF SHAREHOLDER EXPENSES

HYPOTHETICAL $1,000 INVESTMENT AT BEGINNING OF PERIOD
JUNE 30, 2005
(UNAUDITED)

As a shareholder of the Portfolio, you incur ongoing costs, including investment advisory fees, administration fees and other portfolio expenses. Because the Portfolio is a funding vehicle for Policies and Eligible Plans, you may also incur sales charges and other fees relating to the Policies or Eligible Plans. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio, but not the costs of the Policies or Eligible Plans, and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Portfolio at the beginning of the reporting period, January 1, 2005, and continued to hold your shares at the end of the reporting period, June 30, 2005.

ACTUAL EXPENSES

The first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other Portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees or the costs associated with the Policies or Eligible Plans through which the Portfolio is held. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different Portfolios. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

                                                                         ENDING          EXPENSES PAID
                                                       BEGINNING         ACCOUNT         DURING PERIOD      ANNUALIZED
                                                    ACCOUNT VALUE,       VALUE,       JANUARY 1, 2005 TO     EXPENSE
                                                    JANUARY 1, 2005   JUNE 30, 2005      JUNE 30, 2005        RATIO
                                                    ---------------   -------------   -------------------   ----------
Actual............................................      $1,000           $1,035              $3.18             0.63%
Hypothetical......................................      $1,000           $1,022              $3.16             0.63%

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

 24

                      (This page intentionally left blank)

JPMORGAN INVESTMENT TRUST            SEMI-ANNUAL REPORT            June 30, 2005

JPMorgan Funds are distributed by JPMorgan Distribution Services, Inc. which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a prospectus.

The financial information in this report has been taken from the books and records of the Funds without examination by independent auditors, who express no opinion thereon.

CONTACT JPMORGAN FUNDS SERVICE CENTER AT 1-800-480-4111 FOR A FUND PROSPECTUS. YOU CAN ALSO VISIT US AT WWW.JPMORGANFUNDS.COM. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES AND RISK AS WELL CHARGES AND EXPENSES OF THE MUTUAL FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE MUTUAL FUND. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

No sooner than 30 days after the end of each month, each Fund will make available upon request a complete uncertified schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, each Fund will make available a certified complete schedule of its portfolio holdings as of the last day that quarter. In addition to providing hard copies upon request, the Fund will post these quarterly schedules in the variable insurance portfolio section of www.jpmorganfunds.com and on the SEC's website at www.sec.gov.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111.

A description of each Fund's policies and procedures with respect to the disclosure of each Fund's portfolio holdings is available in the Statement of Additional Information.

A copy of proxy policies and procedures are available without charge upon request by calling 1-800-480-4111 and on the SEC's website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of the Fund's voting record is available on the SEC's website at www.sec.gov or in the variable insurance portfolio section of www.jpmorganfunds.com. The Fund's proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

                                                               [JPMORGAN LOGO]
SAN-JPMITGB-605                                                ASSET MANAGEMENT

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

NOT APPLICABLE TO A SEMI-ANNUAL REPORT.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

              (i) Has at least one audit committee financial expert serving on its audit committee; or

              (ii) Does not have an audit committee financial expert serving on its audit committee.

      (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

              (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

              (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

       (3) If the registrant provides the disclosure required by paragraph
(a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

NOT APPLICABLE TO A SEMI-ANNUAL REPORT.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph
(a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

      (2) Disclose the percentage of services described in each of paragraphs
(b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

NOT APPLICABLE TO A SEMI-ANNUAL REPORT.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with
Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b)If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

NOT APPLICABLE TO A SEMI-ANNUAL REPORT.


ITEM 6. SCHEDULE OF INVESTMENTS

File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

INCLUDED IN ITEM 1.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

NOT APPLICABLE.


ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

NOT APPLICABLE.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

NOT APPLICABLE.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b))

THE REGISTRANT'S PRINCIPAL EXECUTIVE AND PRINCIPAL FINANCIAL OFFICERS HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS OF A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE REASONABLY DESIGNED TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE REQUIRED TIME PERIODS AND THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT IN THE REPORTS THAT IT FILES OR SUBMITS ON FORM N-CSR IS ACCUMULATED AND COMMUNICATED TO THE REGISTRANT'S MANAGEMENT, INCLUDING ITS PRINCIPAL EXECUTIVE AND PRINCIPAL FINANCIAL OFFICERS, AS APPROPRIATE TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

J.P. MORGAN INVESTORS SERVICES CO. BEGAN SERVING AS THE SUB-ADMINISTRATOR AND, IN SUCH CAPACITY, ASSISTED WITH FINANCIAL REPORTING FOR THE PERIOD COVERED BY THIS REPORT. (JPMORGAN FUNDS MANAGEMENT, INC. (FORMERLY KNOWN AS ONE GROUP ADMINISTRATIVE SERVICES, INC.) SERVES AS THE REGISTRANT'S ADMINISTRATOR). THE ADMINISTRATOR AND SUB-ADMINISTRATOR PREPARE FINANCIAL REPORTS AND ADMINISTRATIVE FILINGS ON BEHALF OF THE REGISTRANT. ALL PRE-EXISTING POLICIES AND PROCEDURES REMAIN SUBSTANTIALLY THE SAME.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

NOT APPLICABLE.

     (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

CERTIFICATIONS PURSUANT TO RULE 30A-2(A) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

     (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

NOT APPLICABLE.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

CERTIFICATIONS PURSUANT TO RULE 30A-2(B) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Investment Trust



By:      /s/ George C.W. Gatch
         -------------------------------------
         George C.W. Gatch
         President and Principal Executive Officer
         September 7, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By:      /s/ George C.W. Gatch
         -----------------------------------------
         George C.W. Gatch
         President and Principal Executive Officer
         September 7, 2005



By:      /s/ Stephanie J. Dorsey
         -----------------------------------------
         Stephanie J. Dorsey
         Treasurer and Principal Financial Officer
         September 7, 2005